Unique ID  loan id  LoanID  Seller Loan ID  Servicer Loan ID  Borrower Name  Original Loan Amount  State  Note Date   Application Date  Occupancy    Purpose                                  QM Status                             Overall Grade  Fitch Overall Rating  Moody's Overall Rating  DBRS Overall Rating  S&P Overall Rating  Credit Grade  Fitch Credit Rating  Moody's Credit Rating  DBRS Credit Rating  S&P Credit Rating  Credit Exceptions                                                                 Credit Exception Information                                                      Credit Exception Comments                                                         Property Grade  Fitch Property Rating  Moody's Property Rating  DBRS Property Rating  S&P Property Rating  Property Exceptions                                                               Property Exception Information                                                    Property Exception Comments                                      Compliance Grade  Fitch Compliance Rating  Moody's Compliance Rating  DBRS Compliance Rating  S&P Compliance Rating  Compliance Exceptions                                                             Compliance Exception Information                                                  Compliance Exception Comments                                                     Seller Response                                                                   Compensating Factors                                                              Subject to Predatory - Unable to Test  Disposition
625488923  XXX      XXX     XXX             XXX               XXX            $XXX                  VA     2/XX/2007   1/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625489216  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     3/XX/2004   2/XX/2004         Primary      Refinance Rate/Term                                                            3              D                     D                       D                    D                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          3                 D                        D                          D                       D                      [3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used                                                                                      SELLER - GENERAL COMMENT (2017/XX/18): Additional HUD provide                     GENERAL COMMENT (2017/XX/18): Additional HUD provide                                                                                                                Yes                                    TR HUD Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any                                                                                      REVIEWER - GENERAL COMMENT (2017/XX/18): HUD not legible
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      applicable Federal, State or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/XX/2003.
625488655  XXX      XXX     XXX             XXX               XXX            $XXX                  MD     7/XX/2008   7/XX/2008         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Government Documentation - Missing Document: FHA Mortgage Insurance                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               2                 B                        B                          B                       B                      [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Loan has been identified as FHA/VA                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          application date located in file. Compliance tests were run using an application
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             date of 7/XX/2008 which is 0 months prior to consummation. A lookback was
                                                                                                                                                                                                                                                                                                                                                                                                                                           not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             performed to determine this application date. The final date used for testing was 7/XX/2008.
625488742  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     3/XX/2006   3/XX/2006         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Government Documentation - Missing Document: FHA Case Number Assignment not                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       2                 B                        B                          B                       B                      [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure   Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                           provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably  did not disclose the closing fee of $XXX as a prepaid finance charge. The
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        practicable time after using credit score.                                        Lender's TIL reflects MI dropping off after 218 months, however, the audited TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - Final Title Policy is missing. No evidence of title was                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case #      indicates MI should drop off after 216 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                           found in file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Assignment Date missing. Creditor application date used as FHA case # assignment
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Loan has been identified as FHA/VA                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          date for purposes of any applicable compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625489096  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     8/XX/2008   7/XX/2008         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Government Documentation - Missing Document: FHA Mortgage Insurance                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               2                 B                        B                          B                       B                      [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        application date located in file. Compliance tests were run using an application
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Loan has been identified as FHA/VA                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          date of 7/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/XX/2008.
625489366  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     12/XX/2006  12/XX/2006        Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.
625487918  XXX      XXX     XXX             XXX               XXX            $XXX                  MD     8/XX/2007   8/XX/2007         Primary      Refinance Cash-out - Other                                                     1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625488684  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     5/XX/2004   4/XX/2004         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
625489162  XXX      XXX     XXX             XXX               XXX            $XXX                  IN     4/XX/2007   3/XX/2007         Investment   Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.
625488189  XXX      XXX     XXX             XXX               XXX            $XXX                  OH     8/XX/2005   7/XX/2005         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower within three (3) days of application.
625489699  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     12/XX/2006  11/XX/2006        Primary      Refinance                                                                      3              D                     D                       D                    D                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          3                 D                        D                          D                       D                      [3] Loan File - (Missing Doc) Incomplete loan images/file                         Loan File - (Missing Doc) Incomplete loan images/file: Incomplete Loan File.                                                                                                                                                                                                                                                            UTD                                    Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Note, Security and Final Title in the file, unable to run compliance.
625488406  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     7/XX/2003   4/XX/2003         Primary      Refinance Cash-out - Debt Consolidation                                        3              D                     D                       D                    D                                                                                                                    [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        3                 D                        D                          D                       D                      [3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing:                                                                                     SELLER - GENERAL COMMENT (2017/XX/08): Received page 1 of HUD.                    GENERAL COMMENT (2017/XX/08): Received page 1 of HUD.                                                                                                               Yes                                    TR Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                           not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Missing Final HUD-1. No document containing fees provided. Any applicable                                                                                           REVIEWER - GENERAL COMMENT (2017/XX/08): Received page 1 of HUD. Missing all
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal, State or Local compliance testing is unreliable.                                                                                                           fees and required information from other pages of HUD, so exception will remain.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625487931  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     7/XX/2003   6/XX/2003         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625488893  XXX      XXX     XXX             XXX               XXX            $XXX                  TX     5/XX/2003   4/XX/2003         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625489367  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     5/XX/2003   4/XX/2003         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625488673  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     4/XX/2003   2/XX/2003         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
625487928  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     5/XX/2003   4/XX/2003         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625489687  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     5/XX/2003   4/XX/2003         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625489495  XXX      XXX     XXX             XXX               XXX            $XXX                  OK     5/XX/2003   3/XX/2003         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:     Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower.                         determine the reason for the under disclosure due to missing the itemization of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate       amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625489633  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     5/XX/2003   4/XX/2003         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625489460  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     12/XX/2001  11/XX/2001        Primary      Refinance Rate/Term                                                            3              D                     D                       D                    D                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   3                 D                        D                          D                       D                      [3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used                                                                                      SELLER - GENERAL COMMENT (2017/XX/08): Received page 1 of HUD.                    GENERAL COMMENT (2017/XX/08): Received page 1 of HUD.                                                                                                               Yes                                    TR HUD Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any                                                                                      REVIEWER - GENERAL COMMENT (2017/XX/08): Received page 1 of HUD. Missing all
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      applicable Federal, State or Local compliance testing.                                                                                                              fees and needed information so exception will remain.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2001.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625488605  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     11/XX/2004  11/XX/2004        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All        File does not contain one month's asset statements for all funds used to                                                                                                                                                                                                                                                                                                                                                                                                                                            2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance    State Compliance - California Primary Residence Late Charge Percent Testing:                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           conditions were not met                                                           qualify, most recent paystub with 30 days YTD history, and verbal VOE dated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              with timing requirements due to missing Initial Loan Application Date.            Erroneous exception- California statute allows for a late charge of up to 6%;
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - FEMA Disaster Issue: Property is located in a      within 10 days of closing as required by AUS findings.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   [2] State Compliance - California Primary Residence Late Charge Percent Testing:  Note indicates penalty of 5% after 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                           FEMA Disaster area and has not been inspected.: FEMA Disaster Date: XX/XX/XXXX    File does not contain most recent paystub with 30 days YTD history and verbal                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Note late charge exceeds maximum per state.                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: Variance is due
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Income Documentation - Income Docs Missing:: Borrower: XXX Paystubs (2004),   VOE dated within 10 days of closing per AUS findings.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine     to lender disclosing Escrow Fee as $XXX vs. $XXX on final HUD-1,
                                                                                                                                                                                                                                                                                                                                                                                                                                           VVOE - Employment Only (2004)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488683  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     4/XX/2003   3/XX/2003         UTD          Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: Property is located in a                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                           FEMA Disaster area and has not been inspected.: FEMA Disaster Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Insurance Documentation - Hazard Insurance Error: Subject hazard insurance                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             [2] State Compliance - California Primary Residence Late Charge Percent Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                           premium is missing from evidence of insurance.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Approval not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Mortgage Loan Payoff Statement                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                           not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] AUS Discrepancy / Guidelines Discrepancy - The hazard insurance policy does                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                           not reflect the Lender as Payee.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
625489254  XXX      XXX     XXX             XXX               XXX            $XXX                  NE     2/XX/2007   1/XX/2007         Primary      Refinance UTD                                                                  3              D                     D                       D                    D                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   3                 D                        D                          D                       D                      [3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing:                                                                                                                                                                                                                                                                                                                                           Yes                                    TR Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing Final HUD-1. No document containing fees provided. Any applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - (Missing Data) Missing Information to Determine
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Channel of Retail.
625488438  XXX      XXX     XXX             XXX               XXX            $XXX                  MD     2/XX/2007   1/XX/2007         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:         Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.                           determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488597  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     12/XX/2006  11/XX/2006        Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
625489053  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     12/XX/2007  11/XX/2007        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625489178  XXX      XXX     XXX             XXX               XXX            $XXX                  NJ     5/XX/2007   4/XX/2007         Primary      Refinance Cash-out - Other                                                     2              B                                             B                    B                                                                                                                    [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                 B                                                   B                       B                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                           file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
625488617  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     10/XX/2006  9/XX/2006         Primary      Refinance Cash-out - Other                                                     2              B                                             B                    B                                                                                                                    [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in  File does not contain either Preliminary or Final Title.                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                 B                                                   B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        of 10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
625488370  XXX      XXX     XXX             XXX               XXX            $XXX                  NJ     2/XX/2005   1/XX/2005         Primary      Refinance UTD                                                                  3              C                                             C                    C                                                                                                                    [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in  File does not contain either Preliminary or Final Title.                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                 C                                                   C                       C                      [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine                                                                                                                                                                                                                                                                                                                                                                                   Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                           file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      if loan contains an impermissible late charge due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
625488114  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     11/XX/2006  11/XX/2006        Primary      Purchase                                                                       3              D                     D                       D                    D                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          3                 D                        D                          D                       D                      [3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing:   Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                                                                                                                                                                                                           Yes                                    TR Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing Final HUD-1. No document containing fees provided. Any applicable         parties: TIL in file indicated to be final, expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal, State or Local compliance testing is unreliable.                         disbursement and/or note date but is not signed or dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM   confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
625489330  XXX      XXX     XXX             XXX               XXX            $XXX                  WI     10/XX/2007  9/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625488847  XXX      XXX     XXX             XXX               XXX            $XXX                  OH     6/XX/2002   5/XX/2002         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX). Prepay language states prepay will not exceed maximum permitted by applicable law.
625489205  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     9/XX/2004   8/XX/2004         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625488770  XXX      XXX     XXX             XXX               XXX            $XXX                  MI     7/XX/2004   7/XX/2004         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agencies List Timing): Michigan Consumer Mortgage Protection Act: List of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HUD-approved credit counseling agencies not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.
625487944  XXX      XXX     XXX             XXX               XXX            $XXX                  WV     7/XX/1998   7/XX/1998         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                                                                                                                                                                                                                                           not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/1998 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/1998, prior to three (3) business days from transaction date of 07/XX/1998.
625489052  XXX      XXX     XXX             XXX               XXX            $XXX                  WA     9/XX/2001   8/XX/2001         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625488834  XXX      XXX     XXX             XXX               XXX            $XXX                  TX     5/XX/2002   5/XX/2002         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Appraisal Documentation - Missing Document: Appraisal not provided:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               2                 B                        B                          B                       B                      [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Valuation Type: Stated / Valuation Report Date: <empty>                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
625489165  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     1/XX/2003   12/XX/2002        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In       Federal Compliance - Final TIL Finance Charge Under Disclosed: The under                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated   disclosure is payment stream related due to lender's TIL reflecting MI being in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.                                     force for 126 months, however based on loan amount and appraised value the MI would be in force for 138 months.
625488961  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     7/XX/2004   6/XX/2004         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625488917  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     1/XX/2005   12/XX/2004        Primary      Purchase                                                                       1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625489172  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     11/XX/2005  10/XX/2005        Second Home  Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
625488071  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     3/XX/2006   2/XX/2006         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure to applicant within three (3) business days of application due to missing information.
625489363  XXX      XXX     XXX             XXX               XXX            $XXX                  AZ     5/XX/2007   5/XX/2007         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625489449  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     9/XX/2007   8/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure to applicant within three (3) business days of application due to missing information.
625489428  XXX      XXX     XXX             XXX               XXX            $XXX                  TX     12/XX/2007  11/XX/2007        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
625488337  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     5/XX/2008   1/XX/2008         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Appraisal Documentation - Missing Document: Appraisal not provided:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Valuation Type: Stated / Valuation Report Date: 04/XX/2008                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
625488805  XXX      XXX     XXX             XXX               XXX            $XXX                  WA     1/XX/2009   12/XX/2008        Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] State Compliance - Washington Residential Mortgage Loan (Disclosure of                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.
625488575  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     11/XX/2011  10/XX/2011        Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the interest rate was locked prior to closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      RESPA (2010): Loan Amount on Final GFE does not match Note.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2010): Initial payment on GFE does not match actual payment on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      RESPA: Initial escrow account statement does not match charges on HUD-1/Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Servicing Disclosure Statement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
625488826  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     6/XX/2012   2/XX/2012         Investment   Refinance Rate/Term                                                            1              A                     A                       A                    A                                                                                                                    [3] Appraisal Documentation - Missing Document: Appraisal not provided:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Valuation Type: Stated / Valuation Report Date: <empty>
625488994  XXX      XXX     XXX             XXX               XXX            $XXX                  TX     6/XX/2015   5/XX/2015         Primary      Purchase                                 Temporary SHQM (GSE/Agency Eligible)  2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation     The subject property is located in a FEMA Disaster area. Provide a post-disaster                                                                                                                                                                                               [1] Value Discrepancy - Loan is to go in a securitization and reflects only one                                                                                     REVIEWER - GENERAL COMMENT (2020/XX/24): Regraded to EV1         2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate       Federal Compliance - CHARM Booklet Disclosure Status: No evidence Borrower                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Most Recent          inspection verifying there was no damage to the subject. The inspection must                                                                                                                                                                                                   valuation product when two are required.                                                                                                                                                                                                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not    received disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                           Valuation Inspection Date: XX/XX/XXXX                                             include exterior photos of the subject.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  provided to the borrower.                                                         Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: No
                                                                                                                                                                                                                                                                                                                                                                                                                                           Disaster End Date: XX/XX/XXXX                                                     Tax certificate (D0190) which shows taxes at an annual amount of $XXX.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing:  evidence Borrower received disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                           Disaster Name: XXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.      Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted
                                                                                                                                                                                                                                                                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -         Interest Rate Fully Indexed Rate Inaccurate: The fully-indexed rate on the Final
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General - The Investor's qualifying total debt ratio is less than the QM                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Discounted Interest Rate Fully Indexed Rate Inaccurate: Truth in Lending Act      TIL does not match the fully-indexed rate for the loan. Fully indexed rate
                                                                                                                                                                                                                                                                                                                                                                                                                                           qualifying total debt ratio.: Investor's qualifying DTI: 25.94132%                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         (MDIA 2011): The fully-indexed rate on the Final TIL does not match the           disclosed on final TIL states 3.019 and system states 3.00. Difference is due to
                                                                                                                                                                                                                                                                                                                                                                                                                                           QM qualifying DTI: 28.85902%                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               fully-indexed rate for the loan.                                                  rounding.
625489012  XXX      XXX     XXX             XXX               XXX            $XXX                  MI     4/XX/2004   3/XX/2004         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ARM loan program disclosure does not match terms of loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488948  XXX      XXX     XXX             XXX               XXX            $XXX                  TX     7/XX/2006   3/XX/2006         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ARM loan program disclosure not provided to the borrower within three (3) days
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
625488665  XXX      XXX     XXX             XXX               XXX            $XXX                  OH     4/XX/2004   2/XX/2004         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date: XX/XX/XXXX
625488547  XXX      XXX     XXX             XXX               XXX            $XXX                  KY     2/XX/2004   1/XX/2004         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:     Federal Compliance - Final TIL Finance Charge Under Disclosed: Closing                                                                                                                                                                                                                                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ARM loan program disclosure not provided to the borrower within three (3) days    instructions indicate the Index used was 1.182%. The lowest Index available
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 of application.                                                                   within the Look-back period is 1.19%.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488671  XXX      XXX     XXX             XXX               XXX            $XXX                  MI     1/XX/2004   1/XX/2004         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:     Federal Compliance - Final TIL Finance Charge Under Disclosed: Closing                                                                                                                                                                                                                                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ARM loan program disclosure not provided to the borrower within three (3) days    instructions indicate the Index used was 1.1%. The closest Index available in
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 of application.                                                                   our look-back period is 1.19%.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act: Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488713  XXX      XXX     XXX             XXX               XXX            $XXX                  NC     10/XX/2001  9/XX/2001         Second Home  Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided               Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of    did not disclose the closing attorney fee of $XXX the attorney review fee of
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 application date located in file. Compliance tests were run using an application  $XXX or the assignment recording fee of $XXX as prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                date of 9/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/XX/2001.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625489502  XXX      XXX     XXX             XXX               XXX            $XXX                  IN     6/XX/2006   6/XX/2006         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ARM loan program disclosure not provided to the borrower within three (3) days
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower within three (3) days of application.
625489048  XXX      XXX     XXX             XXX               XXX            $XXX                  KY     1/XX/2004   12/XX/2003        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
625489176  XXX      XXX     XXX             XXX               XXX            $XXX                  OH     1/XX/2004   12/XX/2003        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/XX/2003.
625489627  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     6/XX/2006   5/XX/2006         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:     Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ARM loan program disclosure not provided to the borrower within three (3) days    did not disclose an escrow waiver fee of $XXX as a prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488430  XXX      XXX     XXX             XXX               XXX            $XXX                  UT     5/XX/2006   4/XX/2006         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 4/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.
625489560  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     11/XX/2003  11/XX/2003        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file  Federal Compliance - ARM Disclosure Status: Date Sent or Date Signed were not                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                contains ARM Disclosure due to missing information.                               provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date: XX/XX/XXXX
625488895  XXX      XXX     XXX             XXX               XXX            $XXX                  SC     5/XX/2006   4/XX/2006         Primary      Purchase                                                                       3              C                     C                       C                    C                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         3                 C                        C                          C                       C                      [3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than    Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than                                                                                                                                                                                                                                                              Tested                                 TR Tested
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                notary/security instrument date.                                                  notary/security instrument date.: Disbursement date: 5/XX/2006. Notary date on
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:     the mortgage 5/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ARM loan program disclosure not provided to the borrower within three (3) days
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
625489182  XXX      XXX     XXX             XXX               XXX            $XXX                  WI     2/XX/2004   1/XX/2004         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
625488986  XXX      XXX     XXX             XXX               XXX            $XXX                  NH     4/XX/2006   1/XX/2006         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ARM loan program disclosure not provided to the borrower within three (3) days
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
625488561  XXX      XXX     XXX             XXX               XXX            $XXX                  AZ     11/XX/2003  11/XX/2003        Primary      Refinance Cash-out - Debt Consolidation                                        3              D                     D                       D                    D                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          3                 D                        D                          D                       D                      [3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee        Federal Compliance - Final TIL Finance Charge Under Disclosed: The itemization                                                                                                                                                                                                                                                          Yes                                    TR Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal,    of amount financed did not include the wire fee of $XXX the courier fee of $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      State or Local compliance testing.                                                the application fee of $XXX as prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625489291  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     3/XX/2008   2/XX/2008         Primary      Purchase                                                                       3              D                     D                       D                    D                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   3                 D                        D                          D                       D                      [3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used                                                                                                                                                                                                                                                                                                                                            No                                     TNR Testing Not Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
625489466  XXX      XXX     XXX             XXX               XXX            $XXX                  NJ     4/XX/2006   2/XX/2006         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date:
625488106  XXX      XXX     XXX             XXX               XXX            $XXX                  KY     8/XX/2003   2/XX/2003         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file                                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      contains ARM Disclosure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
625489562  XXX      XXX     XXX             XXX               XXX            $XXX                  MI     9/XX/2003   8/XX/2003         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ARM loan program disclosure not provided to the borrower within three (3) days
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
625488224  XXX      XXX     XXX             XXX               XXX            $XXX                  MN     3/XX/2006   2/XX/2006         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower within three (3) days of application.
625489451  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     8/XX/2003   7/XX/2003         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate       Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not    determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488309  XXX      XXX     XXX             XXX               XXX            $XXX                  AZ     2/XX/2008   1/XX/2008         Investment   Purchase                                                                       1              A                     A                       A                    A                                                                                                                    [2] Closing / Title - Final Title Policy is missing. No evidence of title was                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                           found in file.
625489446  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     2/XX/2006   2/XX/2006         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - Final Title Policy is missing. No evidence of title was                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                           found in file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/XX/2006.
625488570  XXX      XXX     XXX             XXX               XXX            $XXX                  AZ     2/XX/2006   1/XX/2006         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
625488216  XXX      XXX     XXX             XXX               XXX            $XXX                  MD     3/XX/2008   2/XX/2008         Investment   Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 2/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/XX/2008.
625489282  XXX      XXX     XXX             XXX               XXX            $XXX                  MD     1/XX/2006   1/XX/2006         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
625489396  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     10/XX/2000  7/XX/2000         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ARM loan program disclosure not provided to the borrower within three (3) days
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower within three (3) days of application.
625489573  XXX      XXX     XXX             XXX               XXX            $XXX                  CT     1/XX/2006   12/XX/2005        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate
                                                                                                                                                                                                                                                                                                                                                       Inspection Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                           (MIC) not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
625488035  XXX      XXX     XXX             XXX               XXX            $XXX                  OH     5/XX/2002   2/XX/2002         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation     Loan package from 2002- no inspection from 2006 available                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:     Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:       Final loan application not found in package                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              ARM loan program disclosure not provided to the borrower.                         determine as the file did not contain an itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 5/XX/2002, prior to three (3) business days from transaction date of 5/XX/2002.
625489160  XXX      XXX     XXX             XXX               XXX            $XXX                  OH     1/XX/2006   12/XX/2005        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
625488629  XXX      XXX     XXX             XXX               XXX            $XXX                  TX     8/XX/2000   6/XX/2000         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ARM loan program disclosure not provided to the borrower within three (3) days
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date:
625489128  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     11/XX/2005  10/XX/2005        Primary      Refinance Cash-out - Other                                                     3              C                     C                       C                    C                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         3                 C                        C                          C                       C                      [3] State Compliance - Massachusetts Borrower's Interest Tangible Net Benefit                                                                                                                                                                                                                                                                                                                                                                                    State - NC
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Test: Massachusetts Home Loan: Unable to determine if mortgage loan was
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 refinanced within 60 months without providing a tangible net benefit to the
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower due to missing prior loan information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
625488285  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     12/XX/2007  11/XX/2007        Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.
625489437  XXX      XXX     XXX             XXX               XXX            $XXX                  IN     12/XX/1999  12/XX/1999        Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Missing Final 1003
625489462  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     10/XX/2005  9/XX/2005         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation     FEMA disaster was after the original loan closing date                                                                                                                                                                                                                                                                                                                                                                                                                                                              2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ARM loan program disclosure does not match terms of loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Credit Score Disclosure was provided due to missing information.
625489597  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     9/XX/2005   8/XX/2005         Second Home  Purchase                                                                       1              A                     A                       A                    A                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Flood Certificate not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Missing Final 1003
625488908  XXX      XXX     XXX             XXX               XXX            $XXX                  SC     10/XX/1999  8/XX/1999         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ARM loan program disclosure not provided to the borrower within three (3) days
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
625488511  XXX      XXX     XXX             XXX               XXX            $XXX                  MN     9/XX/2005   9/XX/2005         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:     Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ARM loan program disclosure not provided to the borrower within three (3) days    did not disclose the recording service fee of $XXX closing fee of $XXX or the
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 of application.                                                                   title courier fee of $XXX as prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625489004  XXX      XXX     XXX             XXX               XXX            $XXX                  WI     1/XX/2005   9/XX/2004         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate       Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not    determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488392  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     9/XX/2005   8/XX/2005         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/XX/2005.
625489038  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     8/XX/2005   7/XX/2005         Second Home  Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Flood Hazard Disclosure within a reasonable time prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/XX/2005.
625488889  XXX      XXX     XXX             XXX               XXX            $XXX                  IN     4/XX/1999   3/XX/1999         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ARM loan program disclosure not provided to the borrower within three (3) days
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
625489694  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     8/XX/2005   7/XX/2005         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance    Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                with timing requirements due to missing Initial Loan Application Date.            did not disclose a courier fee of $XXX and a tax pick up fee of $XXX as prepaid
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine     finance charge
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625489364  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     9/XX/2005   7/XX/2005         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:     Federal Compliance - Final TIL Finance Charge Under Disclosed: Under-disclosure                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ARM loan program disclosure not provided to the borrower within three (3) days    appears to be due to lender selecting an index value not available in lookback
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 of application.                                                                   period specified by Note. Variance indicated of $XXX/mo over 84 months after
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate       first adjustment and $XXX/mo over final 240 of loan term,
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488178  XXX      XXX     XXX             XXX               XXX            $XXX                  SC     8/XX/2007   7/XX/2007         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
625488919  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     7/XX/2005   6/XX/2005         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file                                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                contains ARM Disclosure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Flood Hazard Disclosure within a reasonable time prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/XX/2005.
625489274  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     6/XX/2005   5/XX/2005         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:     Federal Compliance - Final TIL Finance Charge Under Disclosed: Per Itemization                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ARM loan program disclosure not provided to the borrower within three (3) days    of Amount Financed, lender did not disclose $XXX Recording Service Fees, $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 of application.                                                                   Wire Fee, and $XXX Courier Fee as pre-paid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488320  XXX      XXX     XXX             XXX               XXX            $XXX                  IN     7/XX/2007   7/XX/2007         Investment   Refinance Cash-out - Other                                                     1              A                     A                       A                    A                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date: XX/XX/XXXX
625488926  XXX      XXX     XXX             XXX               XXX            $XXX                  MD     11/XX/2002  10/XX/2002        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/XX/2002.
625489150  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     6/XX/2007   5/XX/2007         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure:  Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ARM loan program disclosure does not match terms of loan.                         determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ARM loan program disclosure not provided to the borrower within three (3) days
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate
                                                                                                                                                                                                                                                                                                                                                                                                                                           (MIC) not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488677  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     7/XX/2007   6/XX/2007         Investment   Refinance Rate/Term                                                            3              D                     D                       D                    D                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         3                 D                        D                          D                       D                      [3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used                                                                                                                                                                                                                                                                                                                                            No                                     TNR Testing Not Required
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            application date located in file. Compliance tests were run using an application date of 6/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/XX/2007.
625488883  XXX      XXX     XXX             XXX               XXX            $XXX                  MI     5/XX/2005   1/XX/2005         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ARM loan program disclosure not provided to the borrower within three (3) days
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Payment Stream Variance: Final Truth In Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure has incorrect payment stream.
625488999  XXX      XXX     XXX             XXX               XXX            $XXX                  MI     4/XX/2005   4/XX/2005         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ARM loan program disclosure not provided to the borrower within three (3) days
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
625488190  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     5/XX/2007   5/XX/2007         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ARM loan program disclosure not provided to the borrower within three (3) days
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower within three (3) days of application.
625488175  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     5/XX/2007   4/XX/2007         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
625489512  XXX      XXX     XXX             XXX               XXX            $XXX                  MN     4/XX/2007   3/XX/2007         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:     Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ARM loan program disclosure not provided to the borrower within three (3) days    determine under disclosure due to missing itemization of amount financed
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625489407  XXX      XXX     XXX             XXX               XXX            $XXX                  CT     3/XX/2007   3/XX/2007         Investment   Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                application date located in file. Compliance tests were run using an application
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 date of 3/XX/2007 which is 0 months prior to consummation. A lookback was
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           performed to determine this application date. The final date used for testing
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            was 3/XX/2007.
625489263  XXX      XXX     XXX             XXX               XXX            $XXX                  NJ     4/XX/2007   3/XX/2007         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:     Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ARM loan program disclosure not provided to the borrower within three (3) days    determine underdisclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625489051  XXX      XXX     XXX             XXX               XXX            $XXX                  OH     5/XX/2005   4/XX/2005         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.
625488173  XXX      XXX     XXX             XXX               XXX            $XXX                  OH     3/XX/2005   2/XX/2005         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:     Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ARM loan program disclosure not provided to the borrower.                         determine reason for under disclosure due to missing itemization of amount
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate       financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488474  XXX      XXX     XXX             XXX               XXX            $XXX                  MN     11/XX/2004  11/XX/2004        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ARM loan program disclosure not provided to the borrower within three (3) days
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                           (MIC) not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower.
625488400  XXX      XXX     XXX             XXX               XXX            $XXX                  AZ     3/XX/2007   3/XX/2007         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
625488141  XXX      XXX     XXX             XXX               XXX            $XXX                  OH     11/XX/2004  10/XX/2004        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation     Appraisal Indicates property has guest house                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                application date located in file. Compliance tests were run using an application
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 date of 10/XX/2004 which is 1 months prior to consummation. A lookback was
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                performed to determine this application date. The final date used for testing
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              was 5/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Form 1004/70 used for incorrect Subject property type.: Valuation Type:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                           Appraisal / Valuation Report Date: 10/XX/2004 3 Family                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
625487948  XXX      XXX     XXX             XXX               XXX            $XXX                  OH     11/XX/2004  10/XX/2004        Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ARM loan program disclosure not provided to the borrower within three (3) days
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
625488059  XXX      XXX     XXX             XXX               XXX            $XXX                  IN     11/XX/2004  10/XX/2004        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date: XX/XX/XXXX
625488642  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     11/XX/2004  6/XX/2004         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ARM loan program disclosure not provided to the borrower within three (3) days
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
625487946  XXX      XXX     XXX             XXX               XXX            $XXX                  NV     12/XX/2004  9/XX/2004         Second Home  Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In       Federal Compliance - Final TIL Finance Charge Under Disclosed: Lender commitment                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated   letter indicates the Index used was 2.043%. The closest Index available in our
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.                                     look-back period is 2.22%.
625488626  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     1/XX/2007   12/XX/2006        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
625489175  XXX      XXX     XXX             XXX               XXX            $XXX                  MD     9/XX/2004   8/XX/2004         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/XX/2004.
625489352  XXX      XXX     XXX             XXX               XXX            $XXX                  AZ     4/XX/2002   3/XX/2002         Primary      Refinance Rate/Term                                                            3              D                     D                       D                    D                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          3                 D                        D                          D                       D                      [3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used    Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                Yes                                    TR HUD Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any    determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      applicable Federal, State or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488366  XXX      XXX     XXX             XXX               XXX            $XXX                  SC     11/XX/2004  9/XX/2004         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ARM loan program disclosure not provided to the borrower within three (3) days
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
625487988  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     9/XX/2004   8/XX/2004         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure:  Federal Compliance - Final TIL Finance Charge Under Disclosed: Settlement fee of                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ARM loan program disclosure does not match terms of loan.                         $XXX Courier Fee of $XXX and Wire Fee of $XXX not included in finance charges
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:     per TIL itemization.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           ARM loan program disclosure not provided to the borrower within three (3) days
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488744  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     12/XX/2006  10/XX/2006        Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date: XX/XX/XXXX
625489164  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     11/XX/2006  11/XX/2006        Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ARM loan program disclosure not provided to the borrower within three (3) days
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
625488486  XXX      XXX     XXX             XXX               XXX            $XXX                  MI     8/XX/2004   7/XX/2004         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling                                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
625488307  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     11/XX/2006  10/XX/2006        Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/XX/2006.
625489029  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     10/XX/2006  10/XX/2006        Primary      Refinance Cash-out - Home Improvement                                          2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
625488193  XXX      XXX     XXX             XXX               XXX            $XXX                  SC     10/XX/2006  10/XX/2006        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation     Loan package from 2006, inspection date post 2016 is not available                                                                                                                                                                                                                                                                                                                                                                                                                                                  2                 B                        B                          B                       B                      [2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance -                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:       Flood Cert not found in file                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 provided. The applicable flood zone related testing cannot be performed.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
625488829  XXX      XXX     XXX             XXX               XXX            $XXX                  CT     8/XX/2004   7/XX/2004         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate       Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charge                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not    under disclosed Finance charge under disclosed $XXX. Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 provided to the borrower.                                                         disclosure. TIL itemization disclosed total prepaid fees in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of    HUD reflects $XXX. The index value of 1.9160% was not available. The minimum
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        application date located in file. Compliance tests were run using an application  index available of 2.04000% was used. The interest rate increased from 7.25% to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      date of 7/XX/2004 which is 1 months prior to consummation. A lookback was         7.375% from approval to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      performed to determine this application date. The final date used for testing was 4/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625487934  XXX      XXX     XXX             XXX               XXX            $XXX                  TX     11/XX/2006  9/XX/2006         Second Home  Refinance Cash-out - Other                                                     1              A                     A                       A                    A                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Flood Certificate not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Missing Final 1003
625488461  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     10/XX/2006  9/XX/2006         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
625488503  XXX      XXX     XXX             XXX               XXX            $XXX                  UT     3/XX/2002   1/XX/2002         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file                                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      contains ARM Disclosure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
625488613  XXX      XXX     XXX             XXX               XXX            $XXX                  IN     10/XX/2006  9/XX/2006         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate       Federal Compliance - Final TIL Finance Charge Under Disclosed: Final TIL payment                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not    stream reflects MI dropping off after 76 months, however the HUD reflects MI
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 provided to the borrower.                                                         dropping off after 77 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488837  XXX      XXX     XXX             XXX               XXX            $XXX                  CT     10/XX/2006  9/XX/2006         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        application date located in file. Compliance tests were run using an application date of 9/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/XX/2006.
625488055  XXX      XXX     XXX             XXX               XXX            $XXX                  AL     10/XX/2006  9/XX/2006         Second Home  Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - Acknowledgement of Borrower Receipt of Notice of                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 not retain record of borrower's receipt of Notice of Special Flood Hazard
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/XX/2006.
625488061  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     9/XX/2006   9/XX/2006         Investment   Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                application date located in file. Compliance tests were run using an application
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 date of 9/XX/2006 which is 0 months prior to consummation. A lookback was
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                performed to determine this application date. The final date used for testing
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            was 9/XX/2006.
625487968  XXX      XXX     XXX             XXX               XXX            $XXX                  MI     5/XX/2004   4/XX/2004         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:     Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemiizatikon                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ARM loan program disclosure not provided to the borrower.                         does not list the Origination fee of $XXX. As well it shows the Closing fee of
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate       $XXX and the $XXX aplication fee as being paid by someone other than the
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not    borrower. The payment stream is also off at month 121. The TIL stream has the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.                                                         amount of $XXX for 60 months. However, the calculated stream shows it for 79
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In       months.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625489435  XXX      XXX     XXX             XXX               XXX            $XXX                  MI     5/XX/2004   4/XX/2004         Investment   Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Flood Hazard Disclosure within a reasonable time prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/XX/2004.
625489706  XXX      XXX     XXX             XXX               XXX            $XXX                  AZ     9/XX/2006   8/XX/2006         Investment   Purchase                                                                       1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625488373  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     9/XX/2006   8/XX/2006         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            provided to the borrower.
625488694  XXX      XXX     XXX             XXX               XXX            $XXX                  RI     8/XX/2006   8/XX/2006         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ARM loan program disclosure not provided to the borrower within three (3) days
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
625489619  XXX      XXX     XXX             XXX               XXX            $XXX                  MI     4/XX/2004   3/XX/2004         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                ARM loan program disclosure not provided to the borrower within three (3) days
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
625487966  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     4/XX/2012   3/XX/2012         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] General - Initial Rate Lock rate date is not documented in file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  2                 B                        B                          B                       B                      [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA (2010) – Written Service Provider List Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
625489195  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     8/XX/2012   6/XX/2012         Investment   Refinance Rate/Term                                                            1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625487917  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     12/XX/2013  10/XX/2013        Investment   Refinance Rate/Term                                                            1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625489319  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     11/XX/2013  10/XX/2013        Investment   Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 10/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625488460  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     8/XX/2012   7/XX/2012         Investment   Purchase                                                                       3              D                     D                       D                    D                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   3                 D                        D                          D                       D                      [3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used                                                                                                                                                                                                                                                                                                                                            No                                     TNR Testing Not Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625489503  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     6/XX/2013   5/XX/2013         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Possible Federal Loan Originator Compensation -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Anti-Steering Disclosure Not Provided: Unable to determine Anti-Steering compliance/Safe Harbor: Loan Originator Compensation: Anti-Steering - Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      RESPA: Initial escrow account statement was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Statement Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Unable to test LO company status due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
625488816  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     4/XX/2005   2/XX/2005         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In       Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated   did not disclose the sign in fees of $XXX and $XXX subordination recording fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.                                     of $XXX and title courier fee of $XXX as prepaid finance charges. HUD disclosed prepaid interest fee as $XXX and itemization disclosed as $XXX.
625488873  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     5/XX/1999   4/XX/1999         Primary      Purchase                                                                       3              D                     D                       D                    D                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          3                 D                        D                          D                       D                      [3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing    Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing        SELLER - GENERAL COMMENT (2023/XX/18): Full breakdown of final HUD can be found   GENERAL COMMENT (2023/XX/18): Full breakdown of final HUD can be found in the                                                                                       No                                     TNR Testing Not Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Material: Missing Final HUD-1. No document containing fees provided. Any          Material: Received only page 1 and a HUD addendum, need page 2 of HUD to          in the Title Insurance Document pages 45-48                                       Title Insurance Document pages 45-48
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      applicable Federal, State or Local compliance testing is unreliable.              complete testing.                                                                 REVIEWER - GENERAL COMMENT (2023/XX/18): Unclear what specific document the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:                                                                                      seller is referring to, however SAMC does not accept escrow instructions or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date                                                                                    other similar documentation in lieu of a complete, fully executed HUD-1.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of 05/XX/1999 used as disbursement date for compliance testing.                                                                                                     Exception remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
625488516  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     2/XX/2014   12/XX/2013        Investment   Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Compliance Determined                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2013. The source for this date is Initial disclosures.
625488359  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     7/XX/2013   6/XX/2013         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Statement Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Unable to test LO company status due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2011): The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      First 5 Years Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      "Maximum First Five Years" interest rate on the Final TIL does not match the maximum interest rate that may apply during the first five (5) years of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Change Date Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum Ever"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      date on the Final TIL does not match the earliest date on which the maximum rate may apply.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011): The "First
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      First 5 Years Interest Payment Inaccurate: Truth in Lending Act (MDIA 2011): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      "Maximum First Five Years" interest payment on the Final TIL does not match the maximum interest payment that may apply during the first five (5) years of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      First 5 Years Principal Payment Inaccurate: Truth in Lending Act (MDIA 2011):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      The "Maximum First Five Years" principal payment on the Final TIL does not match the maximum principal payment that may apply during the first five (5) years of the loan.
625487915  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     11/XX/2013  7/XX/2013         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: ARM loan program disclosure does not match terms of loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Loan Originator not in approved license status to conduct loan origination activities.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Change Date Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum Ever"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      date on the Final TIL does not match the earliest date on which the maximum rate may apply.
625487994  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     4/XX/2019   3/XX/2019         Primary      Refinance Rate/Term                      Non QM                                2              B                     B                       B                    B                                                                                                                    [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate            Federal Compliance - ARM Disclosure Timing Test: ARM disclosure provided          REVIEWER - GENERAL COMMENT (2023/XX/13): Document provided cannot be used to                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Consent Agreement                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          disclosure: ARM loan program disclosure not provided to the borrower within       3/XX/2019, which was not within 3 days of application.                            clear this condition. Please provide the list of at least 10 counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      three (3) days of application.                                                    Federal Compliance - CHARM Booklet Disclosure Timing: CHARM disclosure provided   agencies, along with date list was obtained.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate       3/XX/2019, which was not within 3 days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provide List of Homeownership Counseling Organizations to borrower.
625488997  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     11/XX/2014  9/XX/2014         Primary      Purchase                                 Non QM                                2              B                     B                       B                    B                                                                                                                    [3] Asset Documentation - Guideline Issue:Insufficient asset documentation.:      Two months bank statements were not provided as required per the guidelines.                                                                                                                                                                                                                                                                                                                                                                                                                                        2                 B                        B                          B                       B                      [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3        Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Financial Institution: XXX // Account Type: Savings / Account Number: XXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014):      Days Prior to Consummation: Creditor did not provide a copy of each valuation to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide a copy of each valuation to applicant three (3)          applicant three (3) business days prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      business days prior to consummation. (Type:Primary/10/XX/2014)                    Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not    provided.: Changed Circumstance not provided in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided.: GFE Date: 11/XX/2014 Changed Circumstance not provided for GFE dated   Federal Compliance - RESPA Disclosure - List of Homeownership Counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      11/XX/2014 from GFE dated 10/XX/2014                                              Organizations Missing: Creditor did not provide List of Homeownership Counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling      Organizations to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not  Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provide List of Homeownership Counseling Organizations to borrower.               Creditor did not provide HUD Settlement Cost Booklet.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing:  Federal Compliance - RESPA - Initial Escrow Account Statement Missing: Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.      escrow account statement was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      RESPA: Initial escrow account statement was not provided to the borrower.
625488955  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     2/XX/2021   1/XX/2021         Primary      Purchase                                 Safe Harbor QM                        2              B                     B                       B                    B                                                                                                                    [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign   E-sign Consent Agreement not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                                              2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate            Federal Compliance - ARM Disclosure Timing Test: ARM loan program disclosure not  REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Consent Agreement                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          disclosure: ARM loan program disclosure not provided to the borrower within       provided to the borrower within three (3) days of application.                    days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General - Loans with an application date after 10/XX/2020 using a LIBOR                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                three (3) days of application.                                                    Federal Compliance - CHARM Booklet Disclosure Timing: Consumer Handbook on
                                                                                                                                                                                                                                                                                                                                                                                                                                           Index are not Agency Salable.: Index: LIBOR - 1 Year (Daily); Note Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate       Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within
                                                                                                                                                                                                                                                                                                                                                                                                                                           02/XX/2021                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not    three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower within three (3) days of application.                    Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before     Closing (3-Day Waiver In File): Verification of appraisal was delivered to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower  borrower was not provided waived right to receive a copy of the appraisal at least three (3) business days  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      prior to closing, and appraisal was not provided at or before closing.            Cure Provided: Flood Certification Fee was not disclosed on Loan Estimate but
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Type:Primary/01/XX/2021)                                                         was disclosed as $XXX on the final CD. File does not a valid COC for this fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without            cure provided at closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee      Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Flood Certification (Initial Fee). Fee Amount of $XXX      Cure Provided: Credit Repot Fee was last disclosed $XXX on LE but disclosed exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.  as$XXX on Final CD. File does not contain COC for this file Cure provided at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (7531)                                                                            closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7520)
625488317  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     7/XX/2016   7/XX/2016         Investment   Purchase                                                                       1              A                     A                       A                    A                                                                                                                    [3] Guideline Issue - Aged document: Asset Account date is more than 90 days      Both accounts exceeds the 90 age of document reflected in the lender guidelines.  REVIEWER - GENERAL COMMENT (2023/XX/08): File is missing all personal & business                                                                                                                                                                                                                                                                                                                                                  1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                           prior to Closing.: Financial Institution: XXX // Account Type: Individual         File is missing sufficient asset documentation to cover funds to close and        income documentation. Condition remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Retirement Account (IRA) / Account Number: XXX, Financial Institution: XXX //     required extensive reserves due to properties owned.                              REVIEWER - GENERAL COMMENT (2023/XX/08): File is missing all personal & business
                                                                                                                                                                                                                                                                                                                                                                                                                                           Account Type: Stocks / Account Number: XXX                                        File is missing sufficient assets, all income documents for all borrowers, REO    income documentation. Condition remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Asset Documentation - Asset documentation requirements not met.               supporting documentation.                                                         REVIEWER - GENERAL COMMENT (2023/XX/08): File is missing all personal & business
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All        Borrower's are missing sufficient asset documentation to cover funds to close.    income documentation. Condition remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                           conditions were not met                                                           Post Disaster Inspection (PDI) document is missing.                               REVIEWER - GENERAL COMMENT (2023/XX/08): File is missing all personal & business
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Asset Calculation / Analysis - Available for Closing is insufficient to       Borrower has insufficient assets to cover funds to close and extended reserves    income documentation. Condition remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                           cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXX is    required.                                                                         REVIEWER - GENERAL COMMENT (2023/XX/08): EXCEPTION HISTORY - Exception
                                                                                                                                                                                                                                                                                                                                                                                                                                           less than Cash From Borrower $XXX.                                                All income documentation is missing for all borrowers. 2015/2014 signed/dated     Explanation was updated on 09/XX/2023 PRIOR Exception Explanation: Insurance
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - FEMA Disaster Issue: The most recent valuation     personal and business tax returns and K1's, year to date P&L's/Balance sheets,    Verification, Lease Agreement, Statement, Tax Verification
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Most Recent          third party verification dated within 30 days prior to note date, all income
                                                                                                                                                                                                                                                                                                                                                                                                                                           Valuation Inspection Date: XX/XX/XXXX                                             documentation for any additional income being used and award letters. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                           Disaster End Date: XX/XX/XXXX                                                     determine all borrowers' income and business structure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                           Disaster Name: XXX                                                                documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX                                             All income documentation is missing for all borrowers. 2015/2014 signed/dated
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA       personal and business tax returns and K1's, year to date P&L's/Balance sheets,
                                                                                                                                                                                                                                                                                                                                                                                                                                           reserves months discrepancy.: Calculated PITIA months reserves of 0.00 is less    third party verification dated within 30 days prior to note date, all income
                                                                                                                                                                                                                                                                                                                                                                                                                                           than Guideline PITIA months reserves of 48.00.                                    documentation for any additional income being used and award letters. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Income Documentation - Income Docs Missing:: Borrower: XXX 1065 (2014), 1065  determine all borrowers' income and business structure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                           (2015), K-1 (2014), K-1 (2015), VVOE - Employment Only, W-2 (2014), W-2 (2015)    documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Income Documentation - Income Docs Missing:: Borrower: XXX 1065 (2014), 1065  All income documentation is missing for all borrowers. 2015/2014 signed/dated
                                                                                                                                                                                                                                                                                                                                                                                                                                           (2015), K-1 (2014), K-1 (2015), VVOE - Employment Only                            personal and business tax returns and K1's, year to date P&L's/Balance sheets,
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Income Documentation - Income Docs Missing:: Borrower: XXX 1065 (2014), 1065  third party verification dated within 30 days prior to note date, all income
                                                                                                                                                                                                                                                                                                                                                                                                                                           (2015), 1099-SSA (2014), 1099-SSA (2015), K-1 (2014), K-1 (2015), VVOE -          documentation for any additional income being used and award letters. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                           Employment Only, W-2 (2015), W-2 (2016)                                           determine all borrowers' income and business structure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Income Documentation - Income documentation requirements not met.             documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Income Documentation - REO Documents are missing.: Address: XXX, CA           All income documentation is missing for all borrowers. 2015/2014 signed/dated
                                                                                                                                                                                                                                                                                                                                                                                                                                           Insurance Verification, Statement, Tax Verification                               personal and business tax returns and K1's, year to date P&L's/Balance sheets,
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Income Documentation - REO Documents are missing.: Address: XXX, CA           third party verification dated within 30 days prior to note date, all income
                                                                                                                                                                                                                                                                                                                                                                                                                                           Insurance Verification                                                            documentation for any additional income being used and award letters. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Income Documentation - REO Documents are missing.: Address: XXX, NV           determine all borrowers' income and business structure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                           Insurance Verification, Lease Agreement, Statement, Tax Verification              documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Income Documentation - REO Documents are missing.: Address: XXX, CA           Insurance Verification, Lease Agreement, Statement, Tax Verification document
                                                                                                                                                                                                                                                                                                                                                                                                                                           Insurance Verification, Statement, Tax Verification                               missing for property Address: XXX, AZ
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Income Documentation - REO Documents are missing.: Address: XXX, CA           Insurance Verification, Lease Agreement, Statement, Tax Verification document
                                                                                                                                                                                                                                                                                                                                                                                                                                           Insurance Verification, Statement, Tax Verification                               missing for property Address: XXX, AZ:
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Income Documentation - REO Documents are missing.: Address: XXX, AZ           Insurance Verification, Lease Agreement, Statement, Tax Verification document
                                                                                                                                                                                                                                                                                                                                                                                                                                           Insurance Verification, Lease Agreement, Statement, Tax Verification              missing for property Address: XXX, NV
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Income Documentation - REO Documents are missing.: Address: XXX, AZ           Insurance Verification, Lease Agreement, Statement, Tax Verification document
                                                                                                                                                                                                                                                                                                                                                                                                                                           Insurance Verification, Lease Agreement, Statement, Tax Verification              missing for property address XXX, AZ
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Income Documentation - REO Documents are missing.: Address: XXX, AZ           Insurance Verification, Statement, Tax Verification document missing for
                                                                                                                                                                                                                                                                                                                                                                                                                                           Insurance Verification, Lease Agreement, Statement, Tax Verification              property address XXX, CA
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Income Documentation - REO Documents are missing.: Address: XXX, NV
                                                                                                                                                                                                                                                                                                                                                                                                                                           Insurance Verification, Lease Agreement, Statement, Tax Verification
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Income Documentation - REO Documents are missing.: Address: XXX, CA
                                                                                                                                                                                                                                                                                                                                                                                                                                           Insurance Verification, Lease Agreement, Tax Verification
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Income Documentation - REO Documents are missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Income Documentation - REO Documents are missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Income Documentation - REO Documents are missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Income Documentation - REO Documents are missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Income Documentation - REO Documents are missing.
625489389  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     6/XX/2020   5/XX/2020         Primary      Purchase                                 Safe Harbor QM                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate       Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not    Adjustable Rate Mortgages, CHARM Booklet, was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower.                                                         Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date        Performed: Date valuation provided to applicant is prior to the date when
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to     valuation was performed. Unable to determine compliance with appraisal timing applicant is prior to the date when valuation was performed. Unable to determine  requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance with appraisal timing requirements. (Type:Primary/05/XX/2020)          Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Contact Information -      Final Closing Disclosure provided on 06/XX/2020, page (5) missing Lender contact
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing     name.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure provided on 06/XX/2020 did not disclose the required Lender Contact    Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID).         Terms: Final Closing Disclosure provided on 06/XX/2020 with an increasing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Final/06/XX/2020)                                                                payment disclosed the frequency of adjustments that does not match the actual
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every:     adjustment period for the loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided  Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      on 06/XX/2020 with an increasing payment disclosed the frequency of adjustments   Closing Disclosure not provided to Borrower(s) at least three (3) business days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      that does not match the actual adjustment period for the loan.                    prior to closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Final/06/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      at least three (3) business days prior to closing. (Initial/06/XX/2020)
625489110  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     6/XX/2016   4/XX/2016         Primary      Refinance Rate/Term                      Non QM                                2              B                     B                       B                    B                                                                                                                    [3] Missing Document - File does not contain documentation from lender/seller     File is missing documentation verifying the subject property condo is             SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception                                                                                                                                                                                                                                                                                                                                                                 2                 B                        B                          B                       B                      [2] Federal Compliance - Check Restated Loan Designation Match - General Ability  Federal Compliance - Check Restated Loan Designation Match - General Ability to   REVIEWER - GENERAL COMMENT (2023/XX/25): Missing signed and dated initial         GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation       warrantable.                                                                      REVIEWER - GENERAL COMMENT (2023/XX/21): AUS states to "Perform and document a                                                                                                                                                                                                                                                                                                                                                                                                                                                                         to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation        Repay: Loan has been re designated to Non QM                                      application.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Report Date: 05/XX/2016                                                           The VVOE is not dated within 10 business days of the note date.                   verbal verification of employmentt for each borrower within 10 business days                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided did not match. However, the updated Loan Designation of Non QM matches   Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business                                                                                     GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Income Documentation - Income documentation requirements not met.                                                                                               prior to the note date for all borrowers not using self-employment income for                                                                                                                                                                                                                                                                                                                                                                                                                                                                          the Due Diligence Loan Designation of Non QM.                                     Days Prior to Consummation: Verification appraisal was delivered to borrower was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               qualifying" Borrower is not self-employed, Guidelines state same requirement for                                                                                                                                                                                                                                                                                                                                                                                                                                                                       [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3        not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Hourly, Salary and Commission income. Exception remains.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014):      Application / Processing - Missing Document: Missing Lender's Initial 1003:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Creditor did not provide a copy of each valuation to applicant three (3)          Missing signed and dated initial 1003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               REVIEWER - GENERAL COMMENT (2023/XX/27): Unable to clear. Per lender guides, a                                                                                                                                                                                                                                                                                                                                                                                                                                                                         business days prior to consummation. (Type:Primary/05/XX/2016)                    Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               VVOE dated within 10 days prior to the note date is required.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          [2] Application / Processing - Missing Document: Missing Lender's Initial 1003    charge is under disclosed by $XXX. Unable to determine the cause for the under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Finance Charge:            disclosure due to missing the itemization of the amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 05/XX/2016 disclosed an inaccurate Finance Charge on page 5 that      Underdisclosed - Pre October 2018: HOA costs of $XXX per month were not included
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      does not match the actual Finance Charge for the loan (fee amounts included in    in the non-escrowed property costs on page 4 of the CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge calculation are based on Closing Disclosure dated 05/XX/2016).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Final/05/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure provided on 05/XX/2016 are underdisclosed. (Final/05/XX/2016)
625488292  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     3/XX/2015   2/XX/2015         Primary      Refinance Cash-out - Other               Temporary SHQM (GSE/Agency Eligible)  2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that   Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the interest rate was locked prior to closing                                     interest rate was locked prior to closing: The only Good Faith Estimate in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement       reflects the interest rate as not locked.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      Disclosure Not Provided Within 3 Business Days of Application: The Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      applicant within three (3) business days of application.                          Business Arrangement Disclosure in file is dated 03/XX/2015 which is more than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure         business days after the application date of 02/XX/2015.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Statement Not Provided Within 3 Business Days of Application: RESPA Servicing     Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to       Not Provided Within 3 Business Days of Application: The RESPA Servicing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      applicant within three (3) business days of application.                          Disclosure in file is dated 03/XX/2015 which is more than 3 business days after
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal      the application date of 02/XX/2015.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not      Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provide "Right to Receive a Copy" appraisal disclosure to consumer.               Disclosure Missing: Borrower was not provided with Right to Receive Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In       Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated   Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.                                     reflects Finance Charge of $XXX but calculated Finance Charge of $XXX. Variance is $XXX. Lender to provide corrected TIL and copy of letter sent to borrower explaining changes.
625488628  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     4/XX/2016   3/XX/2016         Primary      Refinance Rate/Term                      Temporary SHQM (GSE/Agency Eligible)  2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3        Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014):      Days Prior to Consummation: Verification appraisal was delivered to borrower was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide a copy of each valuation to applicant three (3)          not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      business days prior to consummation. (Type:Primary/03/XX/2016)                    Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient  Cure Provided: 10% tolerance was exceeded by $XXX due to increase of title fees.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance        No valid COC provided, nor evidence of cure in file. Provide a post-close CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.        disclosing the tolerance cure to include $XXX, a copy of refund check, proof of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Insufficient or no cure was provided to the borrower. (0)                         delivery, and a copy of the letter of explanation sent to the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without            disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee      Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds           Cure Provided: Loan Discount Points Fee was last disclosed as $XXX on LE but
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200)   disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. A copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
625488768  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     10/XX/2017  9/XX/2017         Primary      Refinance Cash-out - Debt Consolidation  Non QM                                2              B                     B                       B                    B                                                                                                                    [3] Income Documentation - Income Docs Missing:: Borrower: XXX 1040 - Schedule C  File is missing 2016 Schedule C for Co-Borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate            Federal Compliance - ARM Disclosure Timing Test: Application date is 09/XX/2017                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                           (2016)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower within       and docuemnt was provided on 09/XX/2017.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      three (3) days of application.                                                    Federal Compliance - CHARM Booklet Disclosure Timing: Application date is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate       09/XX/2017 and docuemnt was provided on 09/XX/2017.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not    Federal Compliance - RESPA Disclosure - List of Homeownership Counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower within three (3) days of application.                    Organizations Missing: Loan file contains the one page acknowledgment from
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling      Borrowers; however, the actual list containing the required 10 counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not  agencies was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provide List of Homeownership Counseling Organizations to borrower.               Federal Compliance - Self-Employed Tax Return Recency - ATR: File is missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to       income verification for B2 - 1065 Q Communication Third Party verification and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal     Schedule C for year 2016.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      tax returns provided are not the most recent. Application Date 09/XX/2017, Most   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Recent Tax Return End Date 12/XX/2015, Tax Return Due Date 04/XX/2017. (XXX       Closing Disclosure Issue Date 2017/XX/26 which is not provided at least three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      XXX/Schedule C)                                                                   (3) business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      at least three (3) business days prior to closing. (Initial/10/XX/2017)
625488012  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     1/XX/2018   12/XX/2017        Primary      Purchase                                 ATR Risk                              3              C                     C                       C                    C                                                                                                                    [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign   May be waived down with compensating factors.                                                                                                                                                                                                                                                                                                                                                                                                                                                                       3                 C                        C                          C                       C                      [3] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to      Federal Compliance - Check Loan Designation Match - ATR Risk: Client elects to                                                                                                                                                                                                                                                                                                 TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                           Consent Agreement                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match     restate loan to NonQM.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Due Diligence Loan Designation of ATR Risk.                                       Federal Compliance - General ATR Provision Investor and Non QM DTIs match and
                                                                                                                                                                                                                                                                                                                                                                                                                                           qualifying total debt ratio discrepancy.: Calculated investor qualifying total                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             [3] Federal Compliance - General ATR Provision Investor and Non QM DTIs match     both moderately exceed Guidelines: Able to be waived down with compensating
                                                                                                                                                                                                                                                                                                                                                                                                                                           debt ratio of 43.55954% exceeds Guideline total debt ratio of 43.00000%.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The    factors.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of     Federal Compliance - CHARM Booklet Disclosure Timing: Provide evidence the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      43.55954% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is   Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, was provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      eligible to be regraded with compensating factors.)                               the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate       Federal Compliance - RESPA Disclosure - List of Homeownership Counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not    Organizations Not Provided Within 3 Business Days of Application: List of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower within three (3) days of application.                    Homeownership Counseling Organizations was not provided to borrower within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling      (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Organizations Not Provided Within 3 Business Days of Application: RESPA           Federal Compliance - RESPA - Initial Escrow Account Statement Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling               Disclosure: Initial Escrow Account Statement is not provided in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Organizations not provided to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      RESPA: Initial escrow account statement was not provided to the borrower.
625488604  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     8/XX/2015   4/XX/2015         Investment   Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Income Documentation - REO Documents are missing.: Address: XXX, CA           Mortgage statement missing for XXX, CA.                                                                                                                                                                                                                                        [3] Appraisal Data Integrity - Appraiser's license or certification was not       Appraiser's license or certification was not active at the time of the                                                                             2                 B                        B                          B                       B                      [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3        Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Statement                                                                                                                                                                                                                                                                                                                                                        active at the time of the appraisal.: Valuation Type: Appraisal / Valuation       appraisal.                                                                                                                                                                                                                                                              Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014):      Days Prior to Consummation: Verification appraisal was delivered to borrower was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Report Date: 07/XX/2015                                                                                                                                                                                                                                                                                                                                   Creditor did not provide a copy of each valuation to applicant three (3)          not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      business days prior to consummation. (Type:Primary/07/XX/2015)                    Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal      Disclosure Not Provided Timely: The Right to Receive Copy of Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor  Disclosure was not provided to borrower within 3 days of initial application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
625489056  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     6/XX/2019   5/XX/2019         Primary      Purchase                                 Safe Harbor QM                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling      Federal Compliance - RESPA Disclosure - List of Homeownership Counseling                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not  Organizations Missing: List of Homeownership Counseling Organizations is missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provide List of Homeownership Counseling Organizations to borrower.               in file
625488725  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     9/XX/2017   8/XX/2017         Primary      Purchase                                 Non QM                                2              B                     B                       B                    B                                                                                                                    [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign   E- Sign Consent Document Missing                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    2                 B                        B                          B                       B                      [2] Federal Compliance - General Ability To Repay Provision Investor              Federal Compliance - General Ability To Repay Provision Investor Qualification                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Consent Agreement                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The    Method not Matching ATR: The guidelines require 7/1 ARMS to be qualified using
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Qualification Method used by the lender does not match the ATR payment            the Note rate, causing the loan to waterfall through the QM Testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      calculation methods under 1026.43(c)(5).
625489322  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     12/XX/2014  12/XX/2014        Primary      Purchase                                 Safe Harbor QM                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate       Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business   REVIEWER - GENERAL COMMENT (2023/XX/25): Missing signed and dated initial                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not    Days Prior to Consummation: File is missing evidence the borrower received the    application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.                                                         appraisal at least 3 business days prior to the closing date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide a copy of each valuation to applicant three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      business days prior to consummation. (Type:Primary/12/XX/2014)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided.: GFE Date: 12/XX/2014 Changed Circumstance not provided for GFE dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      12/XX/2014 from GFE dated 11/XX/2014
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Change Date Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum Ever"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      date on the Final TIL does not match the earliest date on which the maximum rate may apply.
625488492  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     6/XX/2017   5/XX/2017         Primary      Refinance Cash-out - Other               Non QM                                2              B                     B                       B                    B                                                                                                                    [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM   Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                           is insufficient.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure was provided within three (3) days of application due to missing       disclosure was provided within three (3) days of application due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Income Documentation - REO Documents are missing.: Address: XXX, CA,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   information.                                                                      information.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Address: XXX, CA, Address: XXX, CA Insurance Verification, Tax Verification                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate       Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on
                                                                                                                                                                                                                                                                                                                                                                                                                                           Statement                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not    Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Lease Agreement, Statement                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 provided to the borrower.                                                         Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3        Days Prior to Consummation: Creditor did not provide a copy of each valuation to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014):      applicant three (3) business days prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide a copy of each valuation to applicant three (3)          (Type:Primary/05/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      business days prior to consummation. (Type:Primary/05/XX/2017)                    Federal Compliance - Self-Employed Tax Return Recency - ATR: Self Employed Tax
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to       Returns - The business or personal tax returns provided are not the most recent.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal     Application Date 05/XX/2017, Most Recent Tax Return End Date 12/XX/2015, Tax
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      tax returns provided are not the most recent. Application Date 05/XX/2017, Most   Return Due Date 03/XX/2017. (XXX XXX/S-Corp)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Recent Tax Return End Date 12/XX/2015, Tax Return Due Date 03/XX/2017. (XXX       Federal Compliance - Self-Employed Tax Return Recency - ATR: Self Employed Tax
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      XXX/S-Corp)                                                                       Returns - The business or personal tax returns provided are not the most recent.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to       Application Date 05/XX/2017, Most Recent Tax Return End Date 12/XX/2015, Tax
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal     Return Due Date 04/XX/2017. (XXX XXX/Schedule C)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      tax returns provided are not the most recent. Application Date 05/XX/2017, Most
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Recent Tax Return End Date 12/XX/2015, Tax Return Due Date 04/XX/2017. (XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      XXX/Schedule C)
625489105  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     12/XX/2016  11/XX/2016        Primary      Purchase                                 Safe Harbor QM                        2              B                     B                       B                    B                                                                                                                    [3] Mortgage / Program Eligibility - Guideline Requirement: Loan to value         Per lender guides, for an extended LTV of XXX%, borrower must have a 740 fico                                                                                                                                                                                                                                                                                                                                                                                                                                       2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate       Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                           discrepancy.: Calculated loan to value percentage of XXX% exceeds Guideline loan  which they do not have. Max LTV is 75% per lender guides.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not    is missing in file. Please provide.
                                                                                                                                                                                                                                                                                                                                                                                                                                           to value percentage of 75.00000%.                                                 Purchase Contract is missing in file. Please provide.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided to the borrower.                                                         Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Purchase Agreement / Sales                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3        Days Prior to Consummation: Creditor did not provide a copy of each valuation to
                                                                                                                                                                                                                                                                                                                                                                                                                                           Contract not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014):      applicant three (3) business days prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide a copy of each valuation to applicant three (3)          Federal Compliance - RESPA - Initial Escrow Account Statement Missing: Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      business days prior to consummation. (Type:Primary/12/XX/2016)                    escrow account statement disclosure is missing in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      RESPA: Initial escrow account statement was not provided to the borrower.
625488703  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     9/XX/2017   8/XX/2017         Primary      Purchase                                 Non QM                                2              B                     B                       B                    B                                                                                                                    [3] Income Documentation - Income Docs Missing:: Borrower: XXX Balance Sheet      Per lender guides, a year to date Balance Sheet through the most recent quarter                                                                                                                                                                                                                                                                                                                                                                                                                                     2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM   Federal Compliance - ARM Disclosure Timing Test: Date of disclosure or evidence                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] General - Missing Document: HELOC Agreement not provided                      prior to the note date is required however is missing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   disclosure was provided within three (3) days of application due to missing       of when borrower received the disclosure is missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien    The Heloc agreement for the 2nd lien is missing from the file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           information.                                                                      Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on
                                                                                                                                                                                                                                                                                                                                                                                                                                           not provided                                                                      Second mortgage Note is mssing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate       Adjustable-Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not    Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.                                                         Days Prior to Consummation: Evidence of borrowers receipt of the appraisal prior
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3        to closing was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014):      Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide a copy of each valuation to applicant three (3)          Reason: Violation was cured on the PCCD dated 03/XX/2018, however for a full
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      business days prior to consummation. (Type:Primary/08/XX/2017)                    remediation cure, a copy of the letter to the borrower explaining the error is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -     required, however is missing from the file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure provided on 09/XX/2017 incorrectly disclosed whether the loan will have an escrow account. (Final/09/XX/2017)
625488176  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     4/XX/2016   3/XX/2016         Primary      Purchase                                 Safe Harbor QM                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation     Most Recent Valuation Inspection Date: XX/XX/XXXX                                 BUYER - GENERAL COMMENT (2023/XX/31): Utilized updated BPO to access no damage                                                                                                                                                                                                                                                                                                                                                    2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing:        Federal Compliance - RESPA - Initial Escrow Account Statement Missing: Initial                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Most Recent          Disaster End Date: XX/XX/XXXX                                                     at property                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            RESPA: Initial escrow account statement was not provided to the borrower.         escrow account statement was not provided to the borrower missing in file
                                                                                                                                                                                                                                                                                                                                                                                                                                           Valuation Inspection Date: XX/XX/XXXX                                             Disaster Name: XXX                                                                REVIEWER - GENERAL COMMENT (2023/XX/01): BPO inspector unable to access property                                                                                                                                                                                                                                                                                                                                                                                                                                                                       [2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments:         Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Post
                                                                                                                                                                                                                                                                                                                                                                                                                                           Disaster End Date: XX/XX/XXXX                                                     Disaster Declaration Date: XX/XX/XXXX                                             to determine condition. Finding remains open.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    closing CD cured the violation, however for a full remediation, a copy of the
                                                                                                                                                                                                                                                                                                                                                                                                                                           Disaster Name: XXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         provided on 04/XX/2016 disclosed an inaccurate Total of Payments on page 5 that   letter to the borrower explaining the error would be required.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 04/XX/2016). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX per month threshold. (Final/04/XX/2016)
625489258  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     7/XX/2016   6/XX/2016         Primary      Purchase                                 ATR Fail                              3              C                     C                       C                    C                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation     Latest inspection is prior latest FEMA disaster declaration.                      BUYER - GENERAL COMMENT (2023/XX/31): Utilized updated BPO to access no damage                                                                                                                                                                                                                                                                                                                                                    3                 C                        C                          C                       C                      [3] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay     Federal Compliance - Check Loan Designation Match - ATR: Client elects to         REVIEWER - GENERAL COMMENT (2023/XX/28): Trailing docs did not contain any docs   GENERAL COMMENT (2023/XX/18): Dispute: XXX. XXX, XXX, XXX, and XXX. verified                                                                                                                               TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Most Recent          Evidence of warrantable condo is missing from file. Missing lender approval.      at property                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due       restate loan designation to Non QM.                                               to clear this exception.                                                          active by secretary of state on 7/XX/16 vs. note date 7/XX/16. Balance Sheet as
                                                                                                                                                                                                                                                                                                                                                                                                                                           Valuation Inspection Date: XX/XX/XXXX                                             Missing the balance sheet for businesses, XXX; XXX; XXX. Verbal VOE missing for   REVIEWER - GENERAL COMMENT (2023/XX/31): The BPO provided does not indicate no                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Diligence Loan Designation of ATR Fail.                                           Federal Compliance - General Ability To Repay Provision Employment - Partnership  SELLER - GENERAL COMMENT (2023/XX/18): same as above: Dispute: XXX. XXX, XXX,     of 5/XX/16 for XXX, XXX, XXX uploaded under Closing Package/MISC/Items to send
                                                                                                                                                                                                                                                                                                                                                                                                                                           Disaster End Date: XX/XX/XXXX                                                     businesses, XXX. missing 2014 W2 for XXX                                          damage and there are no photos.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        [3] Federal Compliance - General Ability To Repay Provision Employment -          Test: This is due to missing the balance sheet for this business and the verbal   XXX, and XXX. verified active by secretary of state on 7/XX/16 vs. note date      with Closing Package 8/XX/16 3:56pm.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Disaster Name: XXX                                                                Missing for the non-subject REO                                                   REVIEWER - GENERAL COMMENT (2023/XX/01): Trailing docs did not contain any docs                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current    VOE.                                                                              7/XX/16. Balance Sheet as of 5/XX/16 for XXX, XXX, XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                           Disaster Declaration Date: XX/XX/XXXX                                                                                                                               to clear this exception.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Partnership status due to most recent Tax Return end date is older than 120 days  Federal Compliance - General Ability To Repay Provision Employment - Partnership  REVIEWER - GENERAL COMMENT (2023/XX/21): Trailing docs did not contain any docs   GENERAL COMMENT (2023/XX/18): same as above: Dispute: XXX. XXX, XXX, XXX, and
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Missing Document - File does not contain documentation from lender/seller                                                                                       REVIEWER - GENERAL COMMENT (2023/XX/28): Only the 2014 W2 was provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                before Closing Date, and one of these docs is required yet missing:               Test: This is due to missing the balance sheet for this business and the verbal   to clear this exception.                                                          XXX. verified active by secretary of state on 7/XX/16 vs. note date 7/XX/16.
                                                                                                                                                                                                                                                                                                                                                                                                                                           confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation                                                                                         Condition remains.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Audited/Third Party P&L, CPA Letter, or other Third Party Verification.           VOE.                                                                              SELLER - GENERAL COMMENT (2023/XX/05): Self-Employment documentation uploaded.    Balance Sheet as of 5/XX/16 for XXX, XXX, XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                           Report Date: 06/XX/2016                                                                                                                                             REVIEWER - GENERAL COMMENT (2023/XX/01): EXCEPTION HISTORY - Exception                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (Malekan,Peyman XXX/Partnership)                                                  Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient      REVIEWER - GENERAL COMMENT (2023/XX/06): Reviewed original file and all trailing
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Income Documentation - Income Docs Missing:: Borrower: XXX, Borrower: XXX                                                                                       Explanation was updated on 08/XX/2023 PRIOR Exception Explanation: Balance                                                                                                                                                                                                                                                                                                                                                                                                                                                                             [3] Federal Compliance - General Ability To Repay Provision Employment -          Cure Provided: Ten Percent Fee Tolerance increased without a valid change of      docs. The remaining documentation is missing and listed per entity. XXX: year to  GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
                                                                                                                                                                                                                                                                                                                                                                                                                                           Balance Sheet, Third Party Verification                                                                                                                             Sheet, Third Party Verification, W-2 (2014)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current    circumstance. Cure was not provided.                                              date Balance sheet. XXX: year to date Balance sheet and third party verification
                                                                                                                                                                                                                                                                                                                                                                                                                                           Balance Sheet, Third Party Verification                                                                                                                             Balance Sheet, Third Party Verification                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Partnership status due to missing Tax Return/Transcript for the most recent       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient     dated within lender required timeframe verifying dates of operation. XXX: year    GENERAL COMMENT (2023/XX/18): Concur: unable to locate HOA/insurance
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Income Documentation - REO Documents are missing.: Address: XXX, CA HOA                                                                                         SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      year, and one of these docs is required yet missing: Audited/Third Party P&L,     Cure Provided: Credit report increased without a valid change of circumstance.    to date Balance Sheet.                                                            verification on Monte Mar.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Verification, Insurance Verification                                                                                                                                REVIEWER - GENERAL COMMENT (2023/XX/21): Trailing docs did not contain any docs                                                                                                                                                                                                                                                                                                                                                                                                                                                                        CPA Letter, or other Third Party Verification. (Malekan,Edvin XXX/Partnership)    Cure was not provided at closing.                                                 BUYER - GENERAL COMMENT (2023/XX/12): ATR related docs
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               to clear this exception.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient     REVIEWER - GENERAL COMMENT (2023/XX/13): No new documentation provided,           GENERAL COMMENT (2023/XX/05): N/A; Duplicative Exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance        Cure Provided: Appraisal fee increased without a valid change of circumstance.    exceptions remain.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                              exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.        Cure was not provided.                                                            REVIEWER - GENERAL COMMENT (2023/XX/28): Trailing docs did not contain any docs   GENERAL COMMENT (2023/XX/05): Self-Employment documentation uploaded.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Documents necessary to clear the conditions were not provided. Exception                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Insufficient or no cure was provided to the borrower. (0)                                                                                                           to clear this exception.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               remains.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without                                                                                              SELLER - GENERAL COMMENT (2023/XX/18): Dispute: XXX. XXX, XXX, XXX, and XXX.      GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               SELLER - GENERAL COMMENT (2023/XX/18): Concur: unable to locate HOA/insurance                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee                                                                                        verified active by secretary of state on 7/XX/16 vs. note date 7/XX/16. Balance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               verification on Monte Mar.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $XXX exceeds                                                                                       Sheet as of 5/XX/16 for XXX, XXX, XXX uploaded under Closing Package/MISC/Items   GENERAL COMMENT (2023/XX/25): Agree with error
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               REVIEWER - GENERAL COMMENT (2023/XX/21): Trailing docs did not contain any docs                                                                                                                                                                                                                                                                                                                                                                                                                                                                        tolerance of $XXX. Insufficient or no cure was provided to the borrower. (75117)                                                                                    to send with Closing Package 8/XX/16 3:56pm.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               to clear this exception.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without                                                                                              REVIEWER - GENERAL COMMENT (2023/XX/21): Trailing docs did not contain any docs
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               SELLER - GENERAL COMMENT (2023/XX/25): Agree with error                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee                                                                                        to clear this exception.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               REVIEWER - GENERAL COMMENT (2023/XX/26): No supporting trailing documentation                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of                                                                                       SELLER - GENERAL COMMENT (2023/XX/05): N/A; Duplicative Exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               was provided to clear this exception. Exception remains.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX. Insufficient or no cure was provided to the borrower. (7506)                                                                                                  REVIEWER - GENERAL COMMENT (2023/XX/06): Reviewed original file and all trailing docs. The remaining documentation is missing and listed per entity. XXX: year to date Balance sheet. XXX: year to date Balance sheet and third party verification dated within lender required timeframe verifying dates of operation. XXX: year to date Balance Sheet.
625488002  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     5/XX/2014   4/XX/2014         Primary      Purchase                                 Non QM                                2              B                     B                       B                    B                                                                                                                    [3] Income Documentation - Verification(s) of employment is not within 10         Missing Verification of Employment for borrower XXX.                              REVIEWER - GENERAL COMMENT (2023/XX/02): WVOE provided is dated 04/XX/2014 and                                                                                                                                                                                                                                                                                                                                                    2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate       Federal Compliance - CHARM Booklet Disclosure Status: Missing CHARM Booklet                                                                                         GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           business days of the Note.: Borrower: XXX // Employment Type: Employment /                                                                                          the note date is 05/XX/2014. Condition remains for missing VVOE dated within 10                                                                                                                                                                                                                                                                                                                                                                                                                                                                        disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not    Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Income Type: Wages / Start Date: 01/XX/2009                                                                                                                         business days of the note date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        provided to the borrower.                                                         Federal Compliance - Check Restated Loan Designation Match - General Ability to                                                                                     GENERAL COMMENT (2023/XX/18): Funding docs indicate a PITI of $XXX, 1008
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               SELLER - GENERAL COMMENT (2023/XX/18): VOE for XXX located under VOE uploaded                                                                                                                                                                                                                                                                                                                                                                                                                                                                          [2] Federal Compliance - Check Restated Loan Designation Match - General Ability  Repay: Loan redesignated to NonQM.                                                                                                                                  reflects sufficient 12 months reserves for the expanded DTI
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               with a completion date 5/XX/14 (page 7 of 13)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation        Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               REVIEWER - GENERAL COMMENT (2023/XX/22): VOE in file is dated 04/XX/2014.                                                                                                                                                                                                                                                                                                                                                                                                                                                                              provided did not match. However, the updated Loan Designation of Non QM matches   Days Prior to Consummation: As per Appraisal acknowledgement document signed on                                                                                     GENERAL COMMENT (2023/XX/18): VOE for XXX located under VOE uploaded with a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Condition remains.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     the Due Diligence Loan Designation of Non QM.                                     closing borrower did not select any option.                                                                                                                         completion date 5/XX/14 (page 7 of 13)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               SELLER - GENERAL COMMENT (2023/XX/25): Agree with error based on timing, but                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3        Application / Processing - Missing Document: Missing Lender's Initial 1003:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               don't agree that a missing VOE significantly changes ATR impact based on the                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014):      Missing signed and dated Initial 1003.                                                                                                                              GENERAL COMMENT (2023/XX/05): Unable to find all docs in Default cabinet to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               overall risk & quality of the transaction.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Creditor did not provide a copy of each valuation to applicant three (3)          Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing:                                                                                        validate final assets/reserves (some are still missing from transfer).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               REVIEWER - GENERAL COMMENT (2023/XX/26): No supporting trailing documentation                                                                                                                                                                                                                                                                                                                                                                                                                                                                          business days prior to consummation. (Type:Primary/05/XX/2014)                    Missing HUD Settlement Cost Booklet..
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               was provided to clear this exception. Exception remains.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Application / Processing - Missing Document: Missing Lender's Initial 1003    Federal Compliance - RESPA - Initial Escrow Account Statement Missing: Initial                                                                                      GENERAL COMMENT (2023/XX/25): Agree with error based on timing, but don't agree
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing:  escrow account statement was not provided to the borrower.                                                                                                          that a missing VOE significantly changes ATR impact based on the overall risk &
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.      Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First                                                                                    quality of the transaction.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing:        5 Years Taxes and Insurance Inaccurate: Final TIL first five years escrow
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      RESPA: Initial escrow account statement was not provided to the borrower.         payment amount of $XXX is less than calculated payment amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In    Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      First 5 Years Taxes and Insurance Inaccurate: Truth in Lending Act (MDIA 2011):   5 Years Total Payment (PITI) Inaccurate: Final TIL first five years total
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      The "Maximum First Five Years" amount of taxes and insurance, including any       payment amount of $XXX is less than calculated payment amount of $XXX. There is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      mortgage insurance, on the Final TIL does not match the maximum escrow payment    a variance of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      on the loan during the first five (5) years of the loan.                          Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In    Escrow Amount Inaccurate : The "Maximum Ever" amount $XXX of taxes and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  insurance, including any mortgage insurance, on the Final TIL does not match the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does  maximum escrow payment that may apply during the life of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      not match the maximum total payment on the loan during the first five (5) years   Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      for the loan.                                                                     Total Payment (PITI) Inaccurate: The "Maximum Ever" total payment amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever  (PITI) in the amount of $XXXon the Final TIL does not match the calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Change Date Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum Ever"      amount of $XXX. There is a variance of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      date on the Final TIL does not match the earliest date on which the maximum rate  Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      may apply.                                                                        amount of taxes and insurance, including any mortgage insurance in the amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever  $XXX on the Final TIL does not match the calculated amount of $XXX. There is a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Escrow Amount Inaccurate : Truth in Lending Act (MDIA 2011): The "Maximum Ever"   variance of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       amount of taxes and insurance, including any mortgage insurance, on the Final     Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TIL does not match the maximum escrow payment that may apply during the life of   Total Payment (PITI) Inaccurate: Total payment amount of $XXX(PITI) on the Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the loan.                                                                         TIL does not match the calculated amount of $XXX. There is a variance of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
625489450  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     3/XX/2017   2/XX/2017         Investment   Refinance Rate/Term                                                            1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625488924  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     12/XX/2017  9/XX/2017         Primary      Refinance Cash-out - Other               Safe Harbor QM                        2              B                     B                       B                    B                                                                                                                    [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign   E-sign Consent Agreement is missing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2                 B                        B                          B                       B                      [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3        Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business   REVIEWER - CURED COMMENT (2023/XX/26): Sufficient Cure Provided At Closing                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Consent Agreement                                                                 Appraisal Form 1004C/70B updated as per the document.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014):      Days Prior to Consummation: Creditor did not provide a copy of each valuation to
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Creditor did not provide a copy of each valuation to applicant three (3)          applicant three (3) business days prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Form 1004C/70B used for incorrect Subject property type.: Valuation Type:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  business days prior to consummation. (Type:Primary/11/XX/2017)                    Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                           Appraisal / Valuation Report Date: 11/XX/2017 Single Family Detached                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient    Provided At Closing: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee      Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of     to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)
625489615  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     12/XX/2018  11/XX/2018        Primary      Refinance Cash-out - Other               Non QM                                3              C                     C                       C                    C                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          3                 C                        C                          C                       C                      [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage    Federal Compliance - Check Loan Designation Match - QM: Due to missing income     SELLER - GENERAL COMMENT (2023/XX/18): Missing lease document per finding above.  GENERAL COMMENT (2023/XX/18): Missing lease document per finding above.                                                                                                                                    TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match   documentation and origination credit report the ability to repay is not           REVIEWER - GENERAL COMMENT (2023/XX/22): No additional documentation provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Due Diligence Loan Designation of Non QM.                                         supported, causing the loan to waterfall through the QM Testing.                  Exception remains.                                                                GENERAL COMMENT (2023/XX/18): Concur, unable to locate lease for property which
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [3] Federal Compliance - Rental Income Documentation - Schedule E Method Test:    Federal Compliance - Rental Income Documentation - Schedule E Method Test: QM     REVIEWER - GENERAL COMMENT (2023/XX/22): EXCEPTION HISTORY - Exception Detail     was a self-rental to the borrower's 100% owned business and therefore the rent
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement     requires a lease agreement, which is missing from the loan file, causing the      was updated on 08/XX/2023 PRIOR Exception Detail: Qualified Mortgage (Dodd-Frank  is offset by a rental expense for the business.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      not met for XXX. Lease Agreement and/or Tax Return not provided. (XXX/Schedule    loan to waterfall through the QM Testing.                                         2014): Originator Loan Designation of Safe Harbor QM does not match Due
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      E)                                                                                Federal Compliance - ARM Disclosure Status Test: ARM loan program disclosure not  Diligence Loan Designation of ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate            provided to the borrower.                                                         SELLER - GENERAL COMMENT (2023/XX/18): Concur, unable to locate lease for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: ARM loan program disclosure not provided to the borrower.             Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on        property which was a self-rental to the borrower's 100% owned business and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate       Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.           therefore the rent is offset by a rental expense for the business.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not    Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business   REVIEWER - GENERAL COMMENT (2023/XX/22): No additional documentation provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.                                                         Days Prior to Consummation: Nothing in the loan file to evidence delivery of the  Exception remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3        appraisal to the borrower.                                                        REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014):      Federal Compliance - FACTA Disclosure Missing: Creditor did not provide FACTA     days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide a copy of each valuation to applicant three (3)          Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      business days prior to consummation. (Type:Primary/11/XX/2018)                    Federal Compliance - TRID Final Closing Disclosure Product Testing: General
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:         Information: Final Closing Disclosure provided on 12/XX/2018 disclosed a Product
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.                           that does not match the actual product for the loan. Additional AIR/AP table
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Product Testing:           failures could apply for loans with an adjustable rate or adjustable payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure  with incorrect Product disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 12/XX/2018 disclosed a Product that does not match the actual         Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      product for the loan. Additional AIR/AP table failures could apply for loans      after 10/XX/2015, no Loan Estimates in the Loan File: Loan Estimate not provided with an adjustable rate or adjustable payment with incorrect Product disclosure.  within loan images to evidence delivery to the Borrower(s). The earliest Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Final/12/XX/2018)                                                                Disclosure provided in the loan file was used as the estimated baseline for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on    Tolerance Testing. Depending on the actual values on the initial Loan Estimate,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated    a fee tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
625489561  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     9/XX/2015   6/XX/2015         Investment   Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Approval not provided            The Approval document was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                                             2                 B                        B                          B                       B                      [2] Application / Processing - Missing Document: Missing Lender's Initial 1003    Application / Processing - Missing Document: Missing Lender's Initial 1003:                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Flood Certificate not provided   Missing Flood Certificate.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal      Missing signed and dated Initial Loan Application.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Credit Documentation - Missing Document: Occupancy Certificate not provided   Occupancy Certificate was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor  Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Income Documentation - Verification(s) of employment is not within 10         Missing borrower(s) Verification of employment within 10 days of the Note.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               did not provide "Right to Receive a Copy" appraisal disclosure to applicant       Disclosure Not Provided Timely: "Right to Receive a Copy" appraisal disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                           business days of the Note.: Borrower: XXX // Employment Type: Employment /                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 within three (3) business days of application or determination of first lien      was not provided to borrower(s) within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Income Type: Wages / Start Date: 06/XX/1992                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                status.
625488798  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     10/XX/2020  9/XX/2020         Primary      Purchase                                 Non QM                                2              B                     B                       B                    B                                                                                                                    [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate       Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet, not          REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Consent Agreement                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not    provided to the borrower.                                                         days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General - Evidence of Taxpayer Consent is Missing, and Taxpayer                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        provided to the borrower.                                                         Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before         REVIEWER - CURED COMMENT (2023/XX/29): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                           documentation is present.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  [2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before     Closing (3-Day Waiver In File): There is no evidence the appraisal was provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower  to the borrower at closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      waived right to receive a copy of the appraisal at least three (3) business days  Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      prior to closing, and appraisal was not provided at or before closing.            Closing Disclosure not provided to Borrower(s) at least three (3) business days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Type:Primary/09/XX/2020)                                                         prior to closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver:   Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s)  Provided At Closing: A cure of $XXX was provided at closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      at least three (3) business days prior to closing. (Initial/10/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7580)
625488755  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     8/XX/2015   6/XX/2015         Primary      Refinance Rate/Term                      Non QM                                2              B                     B                       B                    B                                                                                                                    [3] Missing Document - File does not contain documentation from lender/seller     File does not contain documentation from lender/seller confirming the condo is                                                                                                                                                                                                                                                                                                                                                                                                                                      2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate            Federal Compliance - ARM Disclosure Timing Test: ARM loan program disclosure not  REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3                                                                                                                                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                                                           confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation       warrantable.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             disclosure: ARM loan program disclosure not provided to the borrower within       provided to the borrower within three (3) days of application.                    days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Report Date: 06/XX/2015                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    three (3) days of application.                                                    Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure    REVIEWER - GENERAL COMMENT (2023/XX/29): Missing Initial signed/dated 1003.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Approval not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate       is required to mitigate this exception.                                           REVIEWER - GENERAL COMMENT (2023/XX/30): Missing Signed/dated Initial 1003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not    Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.                                                         Days Prior to Consummation: As per Appraisal acknowledgement document signed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3        closing borrower did not select any option
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014):      Application / Processing - Missing Document: Missing Lender's Initial 1003: File
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide a copy of each valuation to applicant three (3)          is missing a fully executed initial application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      business days prior to consummation. (Type:Primary/06/XX/2015)                    Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Application / Processing - Missing Document: Missing Lender's Initial 1003    Not Provided Within 3 Business Days of Application: RESPA disclosure signed at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure         close 8/XX/2015.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Statement Not Provided Within 3 Business Days of Application: RESPA Servicing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
625489119  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     8/XX/2018   7/XX/2018         Primary      Refinance Rate/Term                      Non QM                                2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate       Federal Compliance - Self-Employed Tax Return Recency - ATR: This EV 2 exception                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not    is for informational purposes due to the 2017 taxes are on extension.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.                                                         Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to       Cure Provided: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal     Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      tax returns provided are not the most recent. Application Date 07/XX/2018, Most   provided to the borrower. (7564)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018. (XXX       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      XXX/S-Corp)                                                                       Cure Provided: Zero Percent Fee Tolerance exceeded for Title - Recording Service
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or  Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of     provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7564)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Title - Recording Service Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (75197)
625487932  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     7/XX/2017   5/XX/2017         Primary      Refinance Rate/Term                      Non QM                                2              B                     B                       B                    B                                                                                                                    [3] Guideline Issue - Aged document: Asset Account date is more than 90 days      Copy of e-sign agreement document is not available in file.                                                                                                                                                                                                                    [3] Appraisal Documentation - Missing Document: Appraisal was made "subject to"   442 was not provided.                                                                                                                              2                 B                        B                          B                       B                      [2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to       Federal Compliance - Self-Employed Tax Return Recency - ATR: The business or                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           prior to Closing.: Financial Institution: XXX // Account Type: 401(k)/403(b)      Borrower received total cash out of $XXX, which is greater than the lessor of                                                                                                                                                                                                  and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation                                                                                                                                                                                                                                                                               Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal     personal tax returns provided are not the most recent. Application Date
                                                                                                                                                                                                                                                                                                                                                                                                                                           Account / Account Number: XXX                                                     $XXX or 2% of the loan amount.                                                                                                                                                                                                                                                 Report Date: 06/XX/2017                                                                                                                                                                                                                                                                                                                                   tax returns provided are not the most recent. Application Date 05/XX/2017, Most   05/XX/2017, Most Recent Tax Return End Date 12/XX/2015, Tax Return Due Date
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Recent Tax Return End Date 12/XX/2015, Tax Return Due Date 04/XX/2017. (XXX       04/XX/2017
                                                                                                                                                                                                                                                                                                                                                                                                                                           Consent Agreement                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          XXX/Schedule C)                                                                   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Guideline Issue - Refi Purpose reflects Rate/Term and cash out greater than                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without            Cure Provided: Zero percent fee tolerance exceeded.
                                                                                                                                                                                                                                                                                                                                                                                                                                           the lesser of 2% of the loan amount or $XXX.: Cash to Borrower: ; Total Cash                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                           Out: $XXX; Refi Purpose: Rate/Term                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (75103)
625488558  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     8/XX/2019   7/XX/2019         Primary      Refinance Rate/Term                      ATR Risk                              3              C                     C                       C                    C                                                                                                                    [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor    Calculated DTI of 52.48% exceeds guideline limit of DTI 45%.                      SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception                                                                                                                                                                                                                                                                                                                                                                 3                 C                        C                          C                       C                      [3] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to      Federal Compliance - Check Loan Designation Match - ATR Risk: Originator Loan     SELLER - GENERAL COMMENT (2023/XX/18): Although HOA dues were errorneously        GENERAL COMMENT (2023/XX/18): Although HOA dues were errorneously excluded from   Borrower has owned the subject property for at least 5 years.                                                            TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                           qualifying total debt ratio discrepancy.: Calculated investor qualifying total                                                                                      REVIEWER - GENERAL COMMENT (2023/XX/22): The guidelines require the subject                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match     Designation of Non QM does not match Due Diligence Loan Designation due to DTI    excluded from debt service which causes excessived DTI, ATR is still met as       debt service which causes excessived DTI, ATR is still met as borrowers residual
                                                                                                                                                                                                                                                                                                                                                                                                                                           debt ratio of 52.60415% exceeds Guideline total debt ratio of 45.00000%.                                                                                            payment to use the greater of the Note rate or the fully-indexed rate amortized                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Due Diligence Loan Designation of ATR Risk.                                       Discrepancy.                                                                      borrowers residual income is $XXX per mos                                         income is $XXX per mos                                                            Borrower has verified disposable income of at least $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               over the remaining 23 years, resulting in a qualifying DTI ratio of 52%. The DTI                                                                                                                                                                                                                                                                                                                                                                                                                                                                       [3] Federal Compliance - General Ability To Repay Provision Investor Guidelines:  Federal Compliance - General Ability To Repay Provision Investor Guidelines:      REVIEWER - GENERAL COMMENT (2023/XX/22): The guidelines require the subject
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               exceeds the maximum allowed by more than 5% and is not eligible to be waived                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more         Loan has ATR failure due to DTI discrepancy.                                      payment to use the greater of the Note rate or the fully-indexed rate amortized   GENERAL COMMENT (2023/XX/18): Already addressed above. Justifications for DTI     Borrower's monthly mortgage payment has decreased by at least 20%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               regraded.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              guideline components, the loan is at ATR risk.                                    Federal Compliance - General ATR Provision Investor and Non QM DTIs match and     over the remaining 23 years, resulting in a qualifying DTI ratio of 52%. The DTI  exception- Per final 1008; Low LTV 25.255% and Liquidity, post close reserves
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               SELLER - GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with                                                                                                                                                                                                                                                                                                                                                                                                                                                                          [3] Federal Compliance - General ATR Provision Investor and Non QM DTIs match     both significantly exceed Guidelines: Calculated DTI of 52.48% exceeds guideline  exceeds the maximum allowed by more than 5% and is not eligible to be waived      equal to 150 months PITI                                                          Borrower's monthly reserves have been verified and exceed the amount required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               ATR impact based on overall file risk & quality.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014):     limit of DTI 45%.                                                                 regraded.                                                                                                                                                           based on the guidelines by at least 4 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               REVIEWER - GENERAL COMMENT (2023/XX/26): No supporting trailing documentation                                                                                                                                                                                                                                                                                                                                                                                                                                                                          The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5)    Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver:       SELLER - GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with     GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               was provided to clear this exception. Exception remains.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               of 52.60415% significantly exceeds the guideline maximum of 45.00%. (DTI          Closing Disclosure not provided to Borrower(s) at least three (3) business days   ATR impact based on overall file risk & quality.                                                                                                                    The Loan to Value (LTV) on the loan is less than the guideline maximum by at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Exception requires compelling compensating factors to consider regrading to       prior to closing.                                                                 REVIEWER - GENERAL COMMENT (2023/XX/26): No supporting trailing documentation     GENERAL COMMENT (2023/XX/18): Already addressed above. Justifications for DTI     least 10%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      EV2-B.)                                                                           Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient     was provided to clear this exception. Exception remains.                          exception- Per final 1008; Low LTV 25.255% and Liquidity, post close reserves
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver:   Cure Provided: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee     SELLER - GENERAL COMMENT (2023/XX/18): Already addressed above. Justifications    equal to 150 months PITI                                                          The refinance has decreased the borrower's monthly debt payments by 20% or more.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s)  Amount of $XXX exceeds tolerance of $XXX.                                         for DTI exception- Per final 1008; Low LTV 25.255% and Liquidity, post close
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      at least three (3) business days prior to closing. (Initial/08/XX/2019)           Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient     reserves equal to 150 months PITI                                                 GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact   The representative FICO score exceeds the guideline minimum by at least 40
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without            Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount  REVIEWER - GENERAL COMMENT (2023/XX/22): The guidelines require the subject       based on overall file risk & quality.                                             points.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee      of $XXX exceeds tolerance of $XXX.                                                payment to use the greater of the Note rate or the fully-indexed rate amortized
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance                                                                                      over the remaining 23 years, resulting in a qualifying DTI ratio of 52%. The DTI  GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of $XXX. Insufficient or no cure was provided to the borrower. (7520)                                                                                               exceeds the maximum allowed by more than 5% and is not eligible to be waived      based on overall file risk & quality.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without                                                                                              regraded.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee                                                                                        SELLER - GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with     GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of                                                                                       ATR impact based on overall file risk & quality.                                  based on overall file risk & quality.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $XXX. Insufficient or no cure was provided to the borrower. (7506)                                                                                                  REVIEWER - GENERAL COMMENT (2023/XX/26): No supporting trailing documentation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          was provided to clear this exception. Exception remains.                          GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          SELLER - GENERAL COMMENT (2023/XX/18): Already addressed above. Justifications    based on overall file risk & quality.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          for DTI exception- Per final 1008; Low LTV 25.255% and Liquidity, post close reserves equal to 150 months PITI
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          REVIEWER - GENERAL COMMENT (2023/XX/22): The guidelines require the subject payment to use the greater of the Note rate or the fully-indexed rate amortized over the remaining 23 years, resulting in a qualifying DTI ratio of 52%. The DTI exceeds the maximum allowed by more than 5% and is not eligible to be waived regraded.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          SELLER - GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          ATR impact based on overall file risk & quality.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          REVIEWER - GENERAL COMMENT (2023/XX/26): No supporting trailing documentation was provided to clear this exception. Exception remains.
625488746  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     5/XX/2017   1/XX/2017         Primary      Refinance Cash-out - Other               ATR Risk                              3              C                     C                       C                    C                                                                                                                    [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign   E-sign consent agreement is missing                                               SELLER - GENERAL COMMENT (2023/XX/18): Max DTI for program is 43%, Uwer                                                                                                                                                                                                                                                                                                                                                           3                 C                        C                          C                       C                      [3] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to      Federal Compliance - General Ability To Repay Provision Investor Guidelines:      SELLER - GENERAL COMMENT (2023/XX/18): Agree                                      GENERAL COMMENT (2023/XX/18): Agree                                                                                                                                                                        TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                           Consent Agreement                                                                 Loan was approved at 44.7% exceeding 44% maximum DTI.                             calcuated DTI at 40.870%                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match     Waterfall due to DTI.                                                             REVIEWER - GENERAL COMMENT (2023/XX/21): Per lenders final 1003, loan was
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor                                                                                      REVIEWER - GENERAL COMMENT (2023/XX/21): Per lenders final 1003, loan was                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Due Diligence Loan Designation of ATR Risk.                                       Federal Compliance - General Ability To Repay Provision Investor Qualification    approved with a 44.871% DTI. Condition remains.                                   GENERAL COMMENT (2023/XX/18): Agree
                                                                                                                                                                                                                                                                                                                                                                                                                                           qualifying total debt ratio discrepancy.: Calculated investor qualifying total                                                                                      approved with a 44.871% DTI. Condition remains.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        [3] Federal Compliance - General Ability To Repay Provision Investor Guidelines:  Method not Matching ATR: 10/1 ARM qualified at Note rate per guidelines.          REVIEWER - GENERAL COMMENT (2023/XX/15): Received updated 1008, however it
                                                                                                                                                                                                                                                                                                                                                                                                                                           debt ratio of 44.69592% exceeds Guideline total debt ratio of 44.00000%.                                                                                            REVIEWER - GENERAL COMMENT (2023/XX/15): Received updated 1008, however it                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more                                                                                           appears the lender did not include the REO liabilities in the DTI. Condition      GENERAL COMMENT (2023/XX/18): Max DTI for program is 43%, Uwer calcuated DTI at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               appears the lender did not include the REO liabilities in the DTI. Condition                                                                                                                                                                                                                                                                                                                                                                                                                                                                           guideline components, the loan is at ATR risk.                                                                                                                      remains.                                                                          40.870%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               remains.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               [3] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't                                                                                       SELLER - GENERAL COMMENT (2023/XX/25): Disagree. Final 1003/08 provided show
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               SELLER - GENERAL COMMENT (2023/XX/25): Disagree. Final 1003/08 provided show                                                                                                                                                                                                                                                                                                                                                                                                                                                                           match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014):                                                                                    that final qualifying DTI was 36.121% dated 4/XX/2017. DTI >44% is from        GENERAL COMMENT (2023/XX/18): Agree
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               that final qualifying DTI was 36.121% dated 4/XX/2017. DTI >44% is from                                                                                                                                                                                                                                                                                                                                                                                                                                                                             The DTIs calculated in accordance with the Lenders Guidelines of 44.69592% and                                                                                      previous/earlier reviews but was not final approved DTI.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               previous/earlier reviews but was not final approved DTI.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               based on 1026.43(c)(5) of 48.85% moderately exceed the guideline maximum of                                                                                         REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation.         GENERAL COMMENT (2023/XX/25): Disagree. Final 1003/08 provided show that final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                              44.00%. (DTI Exception is eligible to be regraded with compensating factors.)                                                                                       Documents necessary to clear the conditions were not provided. Exception          qualifying DTI was 36.121% dated 4/XX/2017. DTI >44% is from previous/earlier
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Documents necessary to clear the conditions were not provided. Exception                                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate                                                                                         remains.                                                                          reviews but was not final approved DTI.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               remains.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not                                                                                      SELLER - GENERAL COMMENT (2023/XX/18): Agree
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.                                                                                                                                           REVIEWER - GENERAL COMMENT (2023/XX/21): Per lenders final 1003, loan was         GENERAL COMMENT (2023/XX/25): Disagree. Final 1003/08 provided show that final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3                                                                                          approved with a 44.871% DTI. Condition remains.                                   qualifying DTI was 36.121% dated 4/XX/2017. DTI >44% is from previous/earlier
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014):                                                                                        REVIEWER - GENERAL COMMENT (2023/XX/15): Received updated 1008, however it        reviews but was not final approved DTI.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide a copy of each valuation to applicant three (3)                                                                                            appears the lender did not include the REO liabilities in the DTI. Condition
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      business days prior to consummation. (Type:Primary/03/XX/2017)                                                                                                      remains.                                                                          GENERAL COMMENT (2023/XX/25): Disagree. Final 1003/08 provided show that final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - General Ability To Repay Provision Investor                                                                                                SELLER - GENERAL COMMENT (2023/XX/25): Disagree. Final 1003/08 provided show      qualifying DTI was 36.121% dated 4/XX/2017. DTI >44% is from previous/earlier
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The                                                                                      that final qualifying DTI was 36.121% dated 4/XX/2017. DTI >44% is from        reviews but was not final approved DTI.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Qualification Method used by the lender does not match the ATR payment                                                                                              previous/earlier reviews but was not final approved DTI.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      calculation methods under 1026.43(c)(5).                                                                                                                            REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation.         GENERAL COMMENT (2023/XX/25): Disagree. Final 1003/08 provided show that final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling                                                                                        Documents necessary to clear the conditions were not provided. Exception          qualifying DTI was 36.121% dated 4/XX/2017. DTI >44% is from previous/earlier
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not                                                                                    remains.                                                                          reviews but was not final approved DTI.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provide List of Homeownership Counseling Organizations to borrower.                                                                                                 SELLER - GENERAL COMMENT (2023/XX/18): Agree
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient                                                                                      REVIEWER - GENERAL COMMENT (2023/XX/21): Per lenders final 1003, loan was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee                                                                                        approved with a 44.871% DTI. Condition remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance                                                                                      REVIEWER - GENERAL COMMENT (2023/XX/15): Received updated 1008, however it
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of $XXX. Sufficient or excess cure was provided to the borrower at Closing.                                                                                         appears the lender did not include the REO liabilities in the DTI. Condition
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (7520)                                                                                                                                                              remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          SELLER - GENERAL COMMENT (2023/XX/25): Disagree. Final 1003/08 provided show that final qualifying DTI was 36.121% dated 4/XX/2017. DTI >44% is from previous/earlier reviews but was not final approved DTI.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Documents necessary to clear the conditions were not provided. Exception remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          REVIEWER - CURED COMMENT (2023/XX/26): Sufficient Cure Provided At Closing
625489716  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     11/XX/2018  10/XX/2018        Primary      Refinance Cash-out - Other               Non QM                                3              D                     D                       D                    D                                                                                                                    [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount  HOI coverage is insufficient by $XXX. Provide updated policy reflecting minimum                                                                                                                                                                                                [3] Appraisal Documentation - Missing Document: Appraisal was made "subject to"                                                                                                                                                      3                 D                        D                          D                       D                      [3] Closing / Title - Missing Document: Note - Subject Lien not provided          Federal Compliance - ARM Disclosure Timing Test: ARM Disclosure in the file does                                                                                                                                                                                                                                                        Yes                                    TR Note Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                           is insufficient.                                                                  coverage of $XXX OR Provide copy of insurer's replacement cost estimate                                                                                                                                                                                                        and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation                                                                                                                                                                                                                                                                               [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM   not contain a date provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             supporting current coverage amount.                                                                                                                                                                                                                                            Report Date: 10/XX/2018                                                                                                                                                                                                                                                                                                                                   disclosure was provided within three (3) days of application due to missing       Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      information.                                                                      borrower's earlier receipt of the disclosure was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate       Application / Processing - Missing Document: Missing Lender's Initial 1003: File
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not    is missing a fully executed initial application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.                                                         Federal Compliance - RESPA Disclosure - List of Homeownership Counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File     Organizations Not Provided Within 3 Business Days of Application: The Fraud
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      does not evidence the consumer was provided with the right to receive a copy of   Report reflects an application date of 10/XX/2018, disclosure not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the Appraisal Disclosure within 3 days of the loan application date.              within 3 business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Application / Processing - Missing Document: Missing Lender's Initial 1003    Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling      Rate: Page 4 shows minimum rate of 2.25%, loan rate is 4.50%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Organizations Not Provided Within 3 Business Days of Application: RESPA           Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling               Adjustable Rate Subsequent Payments: Page 1 shows minimum payment of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Organizations not provided to applicant within three (3) business days of         calculated payment is $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application.                                                                      Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing:        Adjustable Rate Subsequent Payments: Page 1 shows minimum payment of $XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      RESPA: Initial escrow account statement was not provided to the borrower.         calculated payment is $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum          Federal Compliance - TRID Loan Estimate Timing: The Fraud Report reflects an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate        application date of 10/XX/2018, disclosure not provided within 3 business days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Table: Final Closing Disclosure provided on 11/XX/2018 disclosed a Minimum        of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Interest Rate that does not match the actual minimum interest rate for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Final/11/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Projected Payments: Final Closing Disclosure provided on 11/XX/2018 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2211342)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Projected Payments: Final Closing Disclosure provided on 11/XX/2018 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2211341)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      within three (3) business days of application. (Initial/10/XX/2018)
625488685  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     10/XX/2018  9/XX/2018         Primary      Refinance Cash-out - Other               Non QM                                1              A                     A                       A                    A                                                                                                                    [3] Missing Document - File does not contain documentation from lender/seller     The loan file does not contain evidence the Condo is warrantable.                                                                                                                                                                                                                                                                                                                                                                                                                                                   1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                           confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation
                                                                                                                                                                                                                                                                                                                                                                                                                                           Report Date: 09/XX/2018
625489324  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     10/XX/2014  9/XX/2014         Primary      Refinance Rate/Term                      Non QM                                2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate            Federal Compliance - ARM Disclosure Status Test: ARM loan program disclosure not                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: ARM loan program disclosure not provided to the borrower.             provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate       Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not    Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.                                                         Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3        Days Prior to Consummation: Creditor did not provide a copy of each valuation to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014):      applicant three (3) business days prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide a copy of each valuation to applicant three (3)          Application / Processing - Missing Document: Missing Lender's Initial 1003: The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      business days prior to consummation. (Type:Primary/09/XX/2014)                    initial 1003 was not signed by the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Application / Processing - Missing Document: Missing Lender's Initial 1003    Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days  Application: Initial GFE not provided to Borrower(s) within three (3) business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3)   days of Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      business days of Application Date.                                                Federal Compliance - RESPA Disclosure - List of Homeownership Counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling      Organizations Not Provided Within 3 Business Days of Application: List of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Organizations Not Provided Within 3 Business Days of Application: RESPA           Homeownership Counseling Organizations not provided to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling               (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Organizations not provided to applicant within three (3) business days of         Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application.                                                                      Not Provided Within 3 Business Days of Application: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure         Servicing Disclosure Statement to applicant within three (3) business days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Statement Not Provided Within 3 Business Days of Application: RESPA Servicing     application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to       Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      applicant within three (3) business days of application.                          of Application: Initial TIL was not sent within three (3) business days of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal      creditor application date. No TIL available within the 3 days of application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor  date did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      was not sent within three (3) business days of the creditor application date.
625489326  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     2/XX/2020   1/XX/2020         Primary      Refinance Rate/Term                      Temporary SHQM (GSE/Agency Eligible)  2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] State Compliance - New York Late Charge Percent Testing: New York Late        State Compliance - New York Late Charge Percent Testing: Note late charge                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.     percent of 5.00000% exceeds the state maximum of 2%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without            Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee      Cure Provided: Zero percent tolerance fee exceeded for Transfer Tax Fee. Fee was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of      last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $XXX. Insufficient or no cure was provided to the borrower. (8304)                The file does not contain a valid COC for this fee, nor a cure.
625488457  XXX      XXX     XXX             XXX               XXX            $XXX                  TX     12/XX/2022  8/XX/2022         Primary      Purchase                                 Safe Harbor QM (APOR)                 2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3        Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: The                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014):      disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide a copy of each valuation to applicant three (3)          compared to the calculated Amount Financed of $XXX and the disclosed Finance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      business days prior to consummation. (Type:Primary/12/XX/2022)                    Charge is not accurate within applicable tolerances for Amount Financed to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test:      considered accurate (fee amounts included in Amount Financed and Finance Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    calculations are based on Closing Disclosure dated 12/XX/2022).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 12/XX/2022 disclosed an Amount Financed disclosed an inaccurate       (Final/12/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Amount Financed. The disclosed Amount Financed in the amount of $XXX is over      Federal Compliance - TRID Final Closing Disclosure Finance Charge: The disclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosed by $XXX compared to the calculated Amount Financed of $XXX and the      Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the disclosed Finance Charge is not accurate within applicable tolerances for Amount  calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Financed to be considered accurate (fee amounts included in Amount Financed and   included in Finance Charge calculation are based on Closing Disclosure dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge calculations are based on Closing Disclosure dated 12/XX/2022).    12/XX/2022). (Final/12/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Final/12/XX/2022)                                                                Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Finance Charge:            Cure Provided: Recording fee was increased on 08/XX/2022 Loan Estimate and again
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    on 12/XX/2022 CD with no valid change evident.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 12/XX/2022 disclosed an inaccurate Finance Charge on page 5 that      Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      does not match the actual Finance Charge for the loan. The disclosed Finance      Cure Provided: Valid cure document or Change of circumstance not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Charge in the amount of $XXX is under disclosed by $XXX compared to the           Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts   Cure Provided: Valid cure document or Change of circumstance not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      included in Finance Charge calculation are based on Closing Disclosure dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      12/XX/2022). (Final/12/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Tax Certificate Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (77159)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200)
625488621  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     3/XX/2022   3/XX/2022         Primary      Purchase                                 Safe Harbor QM (APOR)                 2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver:   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver:                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s)  Closing Disclosure not provided to Borrower within three business days prior to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      at least three (3) business days prior to closing. (Initial/03/XX/2022)           closing.
625489666  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     5/XX/2023   12/XX/2022        Primary      Purchase                                 Safe Harbor QM (APOR)                 2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     [3] Appraisal Data Integrity - Appraiser's license or certification was not       The initial appraisal was completed prior to the license expiration date. There                                                                    2                 B                        B                          B                       B                      [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3        Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            active at the time of the appraisal.: Valuation Type: Appraisal / Valuation       was no change in value from the initial to the final appraisal.                                                                                                                                                                                                         Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014):      Cure Provided: No valid COC provided, nor evidence of cure in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Report Date: 04/XX/2023                                                                                                                                                                                                                                                                                                                                   Creditor did not provide a copy of each valuation to applicant three (3)          Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      business days prior to consummation. (Type:Primary/04/XX/2023)                    Cure Provided: No valid COC provided, nor evidence of cure in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3        Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014):      Cure Provided: No valid COC provided, nor evidence of cure in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide a copy of each valuation to applicant three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      business days prior to consummation. (Client:5048/01/XX/2023)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7520)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $XXX. Insufficient or no cure was provided to the borrower. (7308)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200)
625487953  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     10/XX/2019  3/XX/2019         Primary      Purchase                                 Temporary SHQM (GSE/Agency Eligible)  2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Fraud Report not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                 B                        B                          B                       B                      [2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before     Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower  Cure Provided: Ten Percent Fee Tolerance of $XXX exceeds tolerance allowed of waived right to receive a copy of the appraisal at least three (3) business days  $XXX plus 10%. No valid change of circumstance nor cure was provided to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      prior to closing, and appraisal was not provided at or before closing.            borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Type:Primary/04/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Insufficient or no cure was provided to the borrower. (0)
625489722  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     5/XX/2023   4/XX/2023         Primary      Refinance Cash-out - Other               Safe Harbor QM (APOR)                 2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without            Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee      Cure Provided: Appraisal Fee was last disclosed as $XXX on Loan Estimate but
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of     disclosed as $XXX on Final Closing Disclosure. File does not contain a valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $XXX. Insufficient or no cure was provided to the borrower. (7506)                Change of circumstance for this fee, nor evidence of cure in file.
625488358  XXX      XXX     XXX             XXX               XXX            $XXX                  OH     9/XX/2022   2/XX/2022         Primary      Purchase                                 HUD Safe Harbor QM                    2              B                     B                       B                    B                                                                                                                    [3] Government Documentation - FHA - Final HUD Addendum to the Loan Application   FHA - Final HUD Addendum to the Loan Application 92900-A (Government Documents):                                                                                                                                                                                                                                                                                                                                                                                                                                    2                 B                        B                          B                       B                      [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3        Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                           92900-A is not compliant.: Disclosure: FHA - Final HUD Addendum to the Loan       FHA - Final HUD Addendum to the Loan Application 92900-A is not compliant. To be                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014):      Days Prior to Consummation: Creditor did not provide a copy of each valuation to
                                                                                                                                                                                                                                                                                                                                                                                                                                           Application 92900-A (Government Documents)                                        compliant, borrower(s) signature(s) MUST be on both Part IV and Part V of Page                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Creditor did not provide a copy of each valuation to applicant three (3)          applicant three business days prior to consummation. A signed and dated
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] General - FHA - Informed Consumer Choice Disclosure was not provided to       2, along with a signature on Page 4. The DE Signature and CHUMS ID is required                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           business days prior to consummation. (Type:Primary/03/XX/2022)                    appraisal delivery waiver was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower within 3 business days of the loan application.: Disclosure: FHA -       for a Manual Underwrite. The lender MUST sign page 1 and 4.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of      State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt
                                                                                                                                                                                                                                                                                                                                                                                                                                           Informed Consumer Choice Disclosure (Government Documents)                        FHA - Informed Consumer Choice Disclosure not provided to borrower within 3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio  of Home Mortgage Loan Information Document Not Retained by Lender):
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Government Documentation - Important Notice to Homebuyer (92900-B) is         business days of the loan application. Document was signed on 03/XX/2022.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan    Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                           missing.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government   Loan was originated as FHA. A required Verification of Identification document                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Information Document not retained by lender.                                      retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Documents)                                                                        was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        [2] State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close      State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Purchase Agreement / Sales       FHA - Real Estate Certification is not provided in the file                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Disclosure Not Provided): Ohio Consumer Sales Practices Act: Borrower not         Disclosure Not Provided): Right Not To Close Disclosure was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Contract not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided Right Not To Close Disclosure.                                           Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Verification of Identification                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient  Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                           not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance        tolerance of $XXX plus 10% or $XXX. No valid changed circumstance was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Government Documentation - FHA - Initial HUD Addendum to the Loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.        Insufficient cure provided for all closing costs above the legal limit.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Application 92900-A was not provided within three days of the application date.:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Insufficient or no cure was provided to the borrower. (0)                         Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without            Cure Provided: Mortgage Insurance Premium. Fee Amount of $XXX exceeds tolerance
                                                                                                                                                                                                                                                                                                                                                                                                             (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee      of $XXX.No valid changed circumstance was provided. Insufficient cure provided
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Government Documentation - FHA - Real Estate Certification was provided at                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Tolerance exceeded for Mortgage Insurance Premium. Fee Amount of $XXX exceeds     for all closing costs above the legal limit.
                                                                                                                                                                                                                                                                                                                                                                                                                                           or after closing.: Disclosure: FHA - Real Estate Certification (Government                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7591)   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                           Documents) Provided Date: 06/XX/2024; Consummation Date: 09/XX/2022                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without            Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General - Loan has been identified as FHA/VA/USDA: Mortgage Type: FHA                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee      Fee. Fee Amount of $XXX exceeds tolerance of $XXX. No valid changed circumstance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXX exceeds    was provided. Insufficient cure provided for all closing costs above the legal tolerance of $XXX. Insufficient or no cure was provided to the borrower. (75103)  limit.
625489225  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     11/XX/2021  6/XX/2021         Second Home  Purchase                                 Non QM                                2              B                     B                       B                    B                                                                                                                    [3] Income Documentation - Income Docs Missing:: Borrower: XXX 1065 (2020), K-1   K-1 document and 1065 not provided for XXX.                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - Check Restated Loan Designation Match - General Ability  Federal Compliance - Check Restated Loan Designation Match - General Ability to   REVIEWER - CURED COMMENT (2024/XX/25): Sufficient Cure Provided At Closing                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           (2020)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation        Repay: Designation has been restated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided did not match. However, the updated Loan Designation of Non QM matches   Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the Due Diligence Loan Designation of Non QM.                                     placed in the mail to Borrower within three business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated         Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s)      Provided At Closing: The file is missing a valid valid Change of Circumstance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      within three (3) business days of application. (Initial/09/XX/2021)               for the increase in Discount Points. Insufficient or no cure was provided to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $XXX. Sufficient or excess cure was provided to the borrower at Closing. (0)
625488144  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     4/XX/2022   1/XX/2022         Primary      Purchase                                 Safe Harbor QM (APOR)                 1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                      [1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -         Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly     REVIEWER - CURED COMMENT (2024/XX/25): Sufficient Cure Provided At Closing                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Monthly Escrow Payment Overdisclosed Test: TILA-RESPA Integrated Disclosure -     Escrow Payment Overdisclosed Test: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Loan Disclosures: Final Closing Disclosure provided on 04/XX/2022 disclosed the   04/XX/2022 disclosed the Monthly Escrow Payment that does not match the actual
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Monthly Escrow Payment that does not match the actual escrow payment for the      escrow payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      loan. (Final/04/XX/2022)
625488582  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     12/XX/2021  11/XX/2021        Primary      Refinance Cash-out - Other               Safe Harbor QM (APOR)                 2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure   Disclosure Not Provided Within 3 Business Days of Application: Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to      Business Arrangement Disclosure to applicant within three (3) business days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      applicant within three (3) business days of application.                          application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Lender Credit Tolerance Violation Without           Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee       Cure Provided: 0% tolerance was exceeded by -$XXX due to Increase of Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX exceeds        Credits. No valid COC provided, nor evidence of cure in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without            Cure Provided: 0% tolerance was exceeded by $XXX due to Increase of Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee      Discount Points. No valid COC provided, nor evidence of cure in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200)
625488649  XXX      XXX     XXX             XXX               XXX            $XXX                  OR     1/XX/2022   12/XX/2021        Primary      Purchase                                 Safe Harbor QM (APOR)                 2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date        Federal Compliance - FACTA Disclosure Missing: Missing Facta Disclosure.                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/01/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
625489416  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     10/XX/2021  9/XX/2021         Primary      Purchase                                 Safe Harbor QM (43-Q)                 2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3        Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014):      Days Prior to Consummation: Verification appraisal was delivered to borrower was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide a copy of each valuation to applicant three (3)          not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      business days prior to consummation. (Type:Primary/09/XX/2021)
625488214  XXX      XXX     XXX             XXX               XXX            $XXX                  WA     10/XX/2021  9/XX/2021         Primary      Refinance Cash-out - Other               Safe Harbor QM (APOR)                 2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - 1003/Declarations: D. 1. Have you or will you be                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       2                 B                        B                          B                       B                      [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                           applying for a mortgage loan on another property (not the property securing this                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014):
                                                                                                                                                                                                                                                                                                                                                                                                                                           loan) on or before closing this transaction that is not disclosed on this loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Creditor did not provide a copy of each valuation to applicant three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                           application? was entered Yes. Unable to determine qualification without this                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               business days prior to consummation. (Type:Primary/10/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                           information.: Borrower: XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Income Documentation - REO Documents are missing.: Address: XXX, WA HOA
                                                                                                                                                                                                                                                                                                                                                                                                                                           Verification, Insurance Verification, Statement, Tax Verification
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Document Error - Tax Return end date is more than 90 days prior to note date. P&L was not found in file. (GSE COVID-19): Borrower: XXX // Employment
                                                                                                                                                                                                                                                                                                                                                                          Type: Employment / Income Type: Sole Proprietor / Start Date: 01/XX/2019 Note
                                                                                                                                                                                                                                                                                                                                                                                                                                           Date: 10/XX/2021;
                                                                                                                                                                                                                                                                                                                                                                                                                                           Calendar End Date: 12/XX/2020;
625488875  XXX      XXX     XXX             XXX               XXX            $XXX                  AZ     4/XX/2022   3/XX/2022         Second Home  Purchase                                 Safe Harbor QM (APOR)                 2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:         Federal Compliance - FACTA Disclosure Missing: FACTA Credit Score Disclosure was                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.                           not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated         Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s)      placed in the mail to Borrower within three business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      within three (3) business days of application. (Initial/04/XX/2022)
625488585  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     6/XX/2022   5/XX/2022         Investment   Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
625487936  XXX      XXX     XXX             XXX               XXX            $XXX                  PA     5/XX/2021   4/XX/2021         Primary      Purchase                                 Temporary SHQM (GSE/Agency Eligible)  2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3        Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014):      Days Prior to Consummation: Creditor did not provide a copy of each valuation to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide a copy of each valuation to applicant three (3)          applicant three (3) business days prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      business days prior to consummation. (Type:Primary/05/XX/2021)                    Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set    Residence First Lien: Final Closing Disclosure 05/XX/2021 on a first lien
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor     purchase transaction did not disclose any Seller paid fees/charges on page 2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Primary Residence First Lien: TRID Final Closing Disclosure 05/XX/2021 on a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Final/05/XX/2021)
625489360  XXX      XXX     XXX             XXX               XXX            $XXX                  NC     5/XX/2022   3/XX/2022         Primary      Refinance Cash-out - Other               Non QM                                2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Check Restated Loan Designation Match - General Ability  Federal Compliance - Check Restated Loan Designation Match - General Ability to                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation        Repay: Designation has been restated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided did not match. However, the updated Loan Designation of Non QM matches   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the Due Diligence Loan Designation of Non QM.                                     Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without            Amount of $XXX exceeds tolerance of $XXX. No valid changed circumstance was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee      provided. No cure was provided to the Borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200)
625488397  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     10/XX/2021  9/XX/2021         Primary      Refinance Rate/Term                      Non QM                                2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Check Restated Loan Designation Match - General Ability  Federal Compliance - Check Restated Loan Designation Match - General Ability to                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation        Repay: Designation has been restated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided did not match. However, the updated Loan Designation of Non QM matches   Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the Due Diligence Loan Designation of Non QM.                                     Underdisclosed - October 2018: Non- Escrowed Property Cost over Year 1 on Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1    Closing Disclosure provided on 10/XX/2021 are under disclosed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure provided on 10/XX/2021 are underdisclosed. (Final/10/XX/2021)
625488878  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     8/XX/2021   3/XX/2021         Primary      Refinance Rate/Term                      Temporary SHQM (GSE/Agency Eligible)  2              B                     B                       B                    B                                                                                                                    [3] Income Documentation - REO Documents are missing.: Address: XXX, IL HOA                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                 B                        B                          B                       B                      [2] Application / Processing - Missing Document: Missing Lender's Initial 1003    Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Verification                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - TRID Lender Credit Tolerance Violation Without           Cure Provided: No valid COC provided, nor evidence of cure in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
625488234  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     11/XX/2021  10/XX/2021        Primary      Refinance Rate/Term                      Safe Harbor QM (APOR)                 2              B                     B                       B                    B                                                                                                                    [3] Document Error - Un-audited P&L Statement provided. Average monthly deposits                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                           on the business Account statements do not support the average monthly income on                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                           the YTD P&L Statement. (GSE COVID-19): Borrower: XXX // Employment Type:
                                                                                                                                                                                                                                                                                                                                                                                                                                           Employment / Income Type: S-Corp (>= 25%) / Start Date: 06/XX/2018
625489486  XXX      XXX     XXX             XXX               XXX            $XXX                  WI     10/XX/2021  8/XX/2021         Primary      Purchase                                 Safe Harbor QM (APOR)                 2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:         Federal Compliance - FACTA Disclosure Missing: Creditor did not provide FACTA     REVIEWER - CURED COMMENT (2024/XX/23): Sufficient Cure Provided At Closing                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.                           Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)
625489412  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     5/XX/2022   1/XX/2022         Primary      Purchase                                 HUD Safe Harbor QM                    2              B                     B                       B                    B                                                                                                                    [2] General - Loan has been identified as FHA/VA/USDA: Mortgage Type: FHA         Mortgage Type is FHA documentation in file                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set    Federal Compliance - (Missing Data) Last Rate Set Date: Rate Set Date is                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor     missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date and Transaction Date used to determine rate used for testing.    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without            Cure Provided: Appraisal Re- Inspection Fee increased from $XXX to $XXX, an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee      increase of $XXX, without a Changed Circumstance form in file. A cure of $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXX exceeds    was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      tolerance of $XXX. Insufficient or no cure was provided to the borrower. (75103)
625488388  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     1/XX/2022   10/XX/2021        Primary      Refinance Cash-out - Other               Safe Harbor QM (APOR)                 2              B                     B                       B                    B                                                                                                                    [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All        AUS is missing in file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             2                 B                        B                          B                       B                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without            Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                           conditions were not met                                                           File is missing final AUS; final 1008 showing AUS approved was used for review.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee      Cure Provided: Zero percent tolerance Loan Discount Points Fee disclosed as $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: AUS not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds           on Loan Estimate dated 10/XX/2021 but disclosed as $XXX on Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200)   Disclosure. A valid COC nor cure were not provided.
625488894  XXX      XXX     XXX             XXX               XXX            $XXX                  OH     3/XX/2022   1/XX/2022         Primary      Purchase                                 Safe Harbor QM (43-Q)                 3              C                     C                       C                    C                                                                                                                    [3] Missing Document - CAIVRS Authorization is missing.: Disclosure: CAIVRS       CAIVRS Authorization not provided                                                                                                                                                                                                                                              [3] Appraisal Documentation - Missing Document: Appraisal was made "subject to"                                                                                                                                                      3                 C                        C                          C                       C                      [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage    Federal Compliance - Check Loan Designation Match - QM: Originator Loan                                                                                                                                                                                                                                                                                                        TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                           Authorization (Government Documents)                                              Lead Based Paint attachment not provided                                                                                                                                                                                                                                       and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation                                                                                                                                                                                                                                                                               (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not     Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Government Documentation - FHA MIP Error (Non-Borrower Paid):: Date Issued:                                                                                                                                                                                                                                                                                  Report Date: 02/XX/2022                                                                                                                                                                                                                                                                                                                                   match Due Diligence Loan Designation of Safe Harbor QM (43-Q).                    of Safe Harbor QM
                                                                                                                                                                                                                                                                                                                                                                                                                                           03/XX/2022 Calculated FHA upfront premium of $XXX does not match the mortgage                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              [3] Federal Compliance - HUD QM AU Finding Fail: HUD Qualified Mortgage           Federal Compliance - HUD QM AU Finding Fail: Subject loan is not eligible to be
                                                                                                                                                                                                                                                                                                                                                                                                                                           insurance premium collected on the Closing Disclosure of .                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by    insured or guaranteed by FHA.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Mortgage / Program Eligibility - Guideline Requirement: Combined High loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             FHA.                                                                              Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                           to value discrepancy.: Calculated high loan to value percentage of XXX% exceeds                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3        Days Prior to Consummation: Acopy of each valuation to applicant three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                           Guideline combined loan to value percentage of XXX% exceeds Guideline loan to                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014):      business days prior to consummation
                                                                                                                                                                                                                                                                                                                                                                                                                                           value percentage of 95.00000%.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Creditor did not provide a copy of each valuation to applicant three (3)          Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                business days prior to consummation. (Type:Secondary/02/XX/2022)                  Days Prior to Consummation: A copy of each valuation to applicant three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                           reserves months discrepancy.: Calculated PITIA months reserves of 3.29 is less                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3        business days prior to consummation
                                                                                                                                                                                                                                                                                                                                                                                                                                           than Guideline PITIA months reserves of 6.00.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014):      Federal Compliance - FACTA Disclosure Missing: ACTA Credit Score Disclosure not
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Government Documentation - Lead Based Paint Attachment - Attached to                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Creditor did not provide a copy of each valuation to applicant three (3)          provided
                                                                                                                                                                                                                                                                                                                                                                                                                                           Purchase Contract is missing.: Disclosure: FHA - Lead Based Paint Attachment -                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             business days prior to consummation. (Client:5228/01/XX/2022)                     State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt
                                                                                                                                                                                                                                                                                                                                                                                                                                           Attached to Purchase Contract (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:         of Home Mortgage Loan Information Document Not Retained by Lender):
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Government Documentation - Real Estate Certification is missing.:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.                           Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure: FHA - Real Estate Certification (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Insurance Eligibility - Loan was originated as FHA insured and compliance     provided
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Guideline Issue - Recent sale within 90 days is not eligible per FHA                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   was evaluated using the originally intended loan type though the loan is no       State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close
                                                                                                                                                                                                                                                                                                                                                                                                                                           guidelines.: Valuation Type: Appraisal / Valuation Report Date: 02/XX/2022 Last                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            longer FHA insured                                                                Disclosure Not Provided): Right Not To Close Disclosure not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                           Sale Date: 11/XX/2021; Case Number Assignment Date: 01/XX/2022                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of      Federal Compliance - RESPA Disclosure - List of Homeownership Counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Guideline Issue - Recent sale within 90 days is not eligible per FHA                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio  Organizations Missing: List of Homeownership Counseling Organizations to
                                                                                                                                                                                                                                                                                                                                                                                                                                           guidelines.: Valuation Type: Appraisal / Valuation Report Date: 02/XX/2022 Last                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan    borrower not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                           Sale Date: 11/XX/2021; Case Number Assignment Date: 01/XX/2022                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Information Document not retained by lender.                                      Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General - Loan has been identified as FHA/VA/USDA: Mortgage Type: FHA                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  [2] State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close      Cure Provided: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided): Ohio Consumer Sales Practices Act: Borrower not         Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided Right Not To Close Disclosure.                                           to the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling      Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not  Cure Provided: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provide List of Homeownership Counseling Organizations to borrower.               $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without            borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7520)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Survey Fee. Fee Amount of $XXX exceeds tolerance of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Insufficient or no cure was provided to the borrower. (75174)
625489050  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     10/XX/2021  9/XX/2021         Primary      Purchase                                 Safe Harbor QM (APOR)                 2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver:   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver:                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s)  Closing Disclosure not provided to Borrower at least three business days prior
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      at least three (3) business days prior to closing. (Initial/10/XX/2021)           to closing.
625488882  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     7/XX/2022   6/XX/2022         Investment   Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3        Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014):      Days Prior to Consummation: Creditor did not provide a copy of each valuation to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide a copy of each valuation to applicant three (3)          applicant three business days prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      business days prior to consummation. (Type:Primary/07/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provide "Right to Receive a Copy" appraisal disclosure to consumer.
625488211  XXX      XXX     XXX             XXX               XXX            $XXX                  CO     9/XX/2020   8/XX/2020         Primary      Purchase                                 Safe Harbor QM                        1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                      [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient    Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure   REVIEWER - CURED COMMENT (2024/XX/24): Sufficient Cure Provided At Closing                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee      Provided At Closing: The Tolerance Cure was reflected on the Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $XXX. Sufficient or excess cure was provided to the borrower at Closing. (8304)
625488026  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     12/XX/2020  12/XX/2020        Primary      Purchase                                 Safe Harbor QM                        1              A                     A                       A                    A                                                                                                                    [3] Document Error - Borrower(s) is not a U.S. Citizen, and the guideline         Employment Authorization, Resident Alien Card, Passport and VISA missing in loan                                                                                                                                                                                                                                                                                                                                                                                                                                    1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                           required documentation was not provided.: Borrower: XXX, Borrower: XXX            file.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] General - Missing Document: Verification of Non-US Citizen Status not         Employment Authorization, Resident Alien Card, Passport and VISA missing in loan
                                                                                                                                                                                                                                                                                                                                                                                                                                           provided                                                                          file.
625487956  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     3/XX/2021   2/XX/2021         Primary      Refinance Rate/Term                      Temporary SHQM (GSE/Agency Eligible)  2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:         Federal Compliance - FACTA Disclosure Missing: Missing Facta Disclosure.          REVIEWER - CURED COMMENT (2024/XX/25): Sufficient Cure Provided At Closing                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.                           Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient    Provided At Closing: 0% tolerance was exceeded by $XXX due to Increase of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee      Appraisal Fee. No valid COC provided, nor evidence of cure in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)
625488434  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     1/XX/2020   11/XX/2019        Primary      Refinance Rate/Term                      Temporary SHQM (GSE/Agency Eligible)  2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Fraud Report not provided        Fraud Report is missing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                 B                        B                          B                       B                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending      Federal Compliance - Notice of Right to Cancel Missing: RTC is missing.                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.                                  Federal Compliance - TRID Interim Closing Disclosure Timing Test: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA  Initial Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Integrated Disclosure – Corrected Closing Disclosure provided on or after         Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      01/XX/2020 contains a change in APR and was not received by borrower at least     Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      three (3) business days prior to consummation                                     tolerance of $XXX. No Valid Change circumstance in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance        Cure Provided: Credit Report Fee on closing disclosure is $XXX and on loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.        estimate $XXX. No Valid Change circumstance in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7520)
625488654  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     11/XX/2020  10/XX/2020        Primary      Refinance Rate/Term                      Temporary SHQM (GSE/Agency Eligible)  2              B                     B                       B                    B                                                                                                                    [3] Asset Calculation / Analysis - Available for Closing is insufficient to       No asset verification provided. Per final Closing Disclosure, funds from                                                                                                                                                                                                                                                                                                                                                                                                                                            2                 B                        B                          B                       B                      [2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before     Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                           cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXX is    borrower are $XXX. Additionally, source of fees paid prior to closing ($XXX) are                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower  Closing (3-Day Waiver In File): Neither evidence of appraisal delivery nor
                                                                                                                                                                                                                                                                                                                                                                                                                                           less than Cash From Borrower $XXX.                                                not verified.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            waived right to receive a copy of the appraisal at least three (3) business days  compliant acknowledgment of receipt signed at closing is provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      prior to closing, and appraisal was not provided at or before closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Type:Primary/11/XX/2020)
625488253  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     1/XX/2021   11/XX/2020        Primary      Refinance Cash-out - Other               Temporary SHQM (GSE/Agency Eligible)  2              B                     B                       B                    B                                                                                                                    [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount  HOI coverage is insufficient by $XXX. Provide verification of policy with                                                                                                                                                                                                                                                                                                                                                                                                                                           2                 B                        B                          B                       B                      [2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test:      Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Final                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                           is insufficient.                                                                  sufficient coverage OR provide copy of insurer's replacement cost estimate                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    Closing Disclosure reflects Amount Finance of $XXX but calculated Amount Finance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             supporting current coverage amount.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 01/XX/2021 disclosed an Amount Financed disclosed an inaccurate       of $XXX. Variance = $XXX. Lender to provide corrected CD and copy of letter sent
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Amount Financed. The disclosed Amount Financed in the amount of $XXX is over      to borrower explaining changes.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosed by $XXX compared to the calculated Amount Financed of $XXX and the      Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosed Finance Charge is not accurate within applicable tolerances for Amount  Disclosure reflects Finance Charge of $XXX but calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Financed to be considered accurate (fee amounts included in Amount Financed and   $XXX.Variance = -$XXX. Lender to provide corrected CD and copy of letter sent to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge calculations are based on Closing Disclosure dated 01/XX/2021).    borrower explaining changes.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Final/XX/20/2021)                                                                Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Finance Charge:            Cure Provided: Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 01/XX/2021 disclosed an inaccurate Finance Charge on page 5 that      Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      does not match the actual Finance Charge for the loan. The disclosed Finance      Cure Provided: Appraisal Fee was last disclosed as $.00 on LE but disclosed as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Charge in the amount of $XXX is under disclosed by $XXX compared to the           $XXX on Final Closing Disclosure. File does not contain a valid COC for this
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts   fee, cure provided at closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      included in Finance Charge calculation are based on Closing Disclosure dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      01/XX/2021). (Final/XX/20/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $XXX. Insufficient or no cure was provided to the borrower. (7506)
625488530  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     11/XX/2019  7/XX/2019         Primary      Refinance Rate/Term                      Temporary SHQM (GSE/Agency Eligible)  2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date        Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date            REVIEWER - CURED COMMENT (2024/XX/24): Sufficient Cure Provided At Closing                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to     Performed: The file is missing documentation verifying the borrowers received a applicant is prior to the date when valuation was performed. Unable to determine  copy of the appraisal within 3 business days of closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance with appraisal timing requirements. (Type:Primary/10/XX/2019)          Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing:        Loan Estimate provided on 11/XX/2019 not received by borrower within timeframe
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 11/XX/2019    of 4 days. It was signed on 11/XX/2019.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      not received by borrower at least four (4) business days prior to closing.        Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Interim/11/XX/2019)                                                              Provided At Closing: Zero Percent Fee Tolerance exceeded Loan Discount Points.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient    Fee Amount of $XXX exceeds previously disclosed amount of $XXX. A valid COC, nor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee      a cure tolerance were provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Extension Fee. Fee Amount of $XXX exceeds tolerance of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7349)
625488903  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     1/XX/2020   11/XX/2019        Primary      Refinance Cash-out - Other               Temporary SHQM (GSE/Agency Eligible)  2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA  Federal Compliance - TRID Interim Closing Disclosure Timing Test: Final CD                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Integrated Disclosure – Corrected Closing Disclosure provided on or after         issued 1/XX/2020 provided to and received by Borrower on 1/XX/2020 closing date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      01/XX/2020 contains a change in APR and was not received by borrower at least     Revised CD issued 1/XX/2020 is incomplete. Closing Date is not disclosed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      three (3) business days prior to consummation                                     Sections of pages 1, 3, 4 and 5 are blank/incomplete.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient  Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance        Cure Provided: Recording fee amount increased in Final CD issued 1/XX/2020 with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.        no valid Change of Circumstance evident.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Insufficient or no cure was provided to the borrower. (0)                         Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without            Cure Provided: Fee amount disclosed in Final CD issued 1/XX/2020 with no valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee      Change of Circumstance evident.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Loan Originator Compensation. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7326)
625488464  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     1/XX/2020   10/XX/2019        Primary      Refinance Cash-out - Other               Temporary SHQM (GSE/Agency Eligible)  2              B                     B                       B                    B                                                                                                                    [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       2                 B                        B                          B                       B                      [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient  Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Consent Agreement                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance        Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.        tolerance of $XXX plus 10% or $XXX. No valid changed circumstance was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Insufficient or no cure was provided to the borrower. (0)                         No cure was provided to the Borrower.
625489192  XXX      XXX     XXX             XXX               XXX            $XXX                  CO     2/XX/2020   1/XX/2020         Primary      Purchase                                 Temporary SHQM (GSE/Agency Eligible)  2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically         Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided:                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to        Loan Estimate not delivered to Borrower within three business days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Borrower(s) within three (3) business days of application. Initial Loan Estimate  application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      dated 01/XX/2020 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/01/XX/2020)
625488821  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     11/XX/2019  8/XX/2019         Primary      Refinance Cash-out - Other               Non QM                                3              C                     C                       C                    C                                                                                                                    [3] Application / Processing - Missing Document: Fraud Report not provided        Fraud Report is missing in file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    3                 C                        C                          C                       C                      [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage    Federal Compliance - Check Loan Designation Match - QM: Loan designation          SELLER - GENERAL COMMENT (2024/XX/06): Appeal: See D0256 Mavent Report            GENERAL COMMENT (2024/XX/06): Appeal: See D0256 Mavent Report reflecting lenders                                                                                                                           TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency      mismatch due to loan failing QM Points and Fees testing.                          reflecting lenders undiscounted interest rate of 4.5%. Up to 2 Bona Fide          undiscounted interest rate of 4.5%. Up to 2 Bona Fide discount points are
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Eligible) does not match Due Diligence Loan Designation of Non QM.                Federal Compliance - QM Points and Fees: Points and Fees on subject loan of       discount points are excludable as each point reduced the rate by 0.2083% which    excludable as each point reduced the rate by 0.2083% which exceeds the threshold
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank       4.31292% is in excess of the allowable maximum of 3.00000% of the Federal Total   exceeds the threshold to be considered bona fide. $XXX (or 2%) of the discount    to be considered bona fide. $XXX (or 2%) of the discount point fee is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2014): Points and Fees on subject loan of 4.30530% is in excess of the allowable  Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX    point fee is excludable.                                                          excludable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX  vs. an allowable total of $XXX (an overage of $XXX or 1.31292%).                  REVIEWER - GENERAL COMMENT (2024/XX/10): With the undiscounted rate of 4.5%, the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an                                                                                           points and fees are exceeded by $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      overage of $XXX or 1.30530%).
625488937  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     5/XX/2021   1/XX/2021         Primary      Purchase                                 Temporary SHQM (GSE/Agency Eligible)  1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     [3] Appraisal Documentation - Missing Document: Appraisal was made "subject to"                                                                                                                                                      1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Report Date: 02/XX/2021
625488278  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     4/XX/2019   11/XX/2018        Primary      Refinance Cash-out - Other               Temporary SHQM (GSE/Agency Eligible)  2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver:   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver:                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s)  Initial Closing Disclosure not provided to Borrower at least three business days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      at least three (3) business days prior to closing. (Final/04/XX/2019)             prior to closing..
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without            Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee      Cure Provided: Zero Percent Fee Tolerance exceeded for Attorney's Fee (Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Attorney's Fee (Closing Agent and Other). Fee Amount of    Agent and Other). Fee Amount of $XXX exceeds tolerance of $XXX. No valid changed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the       circumstance was provided. Insufficient cure provided for all closing costs
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      borrower. (7742)                                                                  above the legal limit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without            Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee      Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of     of $XXX exceeds tolerance of $XXX. No valid changed circumstance was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $XXX. Insufficient or no cure was provided to the borrower. (7506)                Insufficient cure provided for all closing costs above the legal limit.
625488593  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     12/XX/2019  8/XX/2019         Primary      Refinance Rate/Term                      Safe Harbor QM                        3              C                     C                       B                    B                                                                                                                    [3] Income Documentation - Income Docs Missing:: Borrower: XXX VVOE - Employment  Missing verbal verification of employment within 10 business days of the note                                                                                                                                                                                                                                                                                                                                                                                                                                       3                 C                        C                          B                       B                      [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage    Federal Compliance - Check Loan Designation Match - QM: Loan designation of                                                                                                                                                                                                                                                                                                    TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                           Only                                                                              date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency      Temporary SHQM does not match due to missing verbal verification of employment
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Income Documentation - Income documentation requirements not met.             Missing verbal verification of employment within 10 business days of the note                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.        within 10 business days of the note date.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Income Documentation - The verification of employment is not within 10        date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date        Federal Compliance - QM Employment History - Current Employment Documentation
                                                                                                                                                                                                                                                                                                                                                                                                                                           business days of the Note.: Borrower: XXX // Employment Type: Employment /                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to     lacks Date Info: The documentation entered for this income source lacks
                                                                                                                                                                                                                                                                                                                                                                                                                                           Income Type: Wages / Start Date: 01/XX/2017                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                applicant is prior to the date when valuation was performed. Unable to determine  sufficient date/duration information to verify the 2 year history as required by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance with appraisal timing requirements. (Type:Primary/10/XX/2019)          Appendix Q.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - QM Employment History - Current Employment               Federal Compliance - (Missing Data) Last Rate Set Date: Initial Rate Lock Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing      not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Employment Dates to verify two years current employment. (XXX/14070622)           Federal Compliance - RESPA Disclosure - List of Homeownership Counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set    Organizations Not Provided Within 3 Business Days of Application: List of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor     Homeownership Counseling Organizations not provided to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date and Transaction Date used to determine rate used for testing.    business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling      Federal Compliance - TRID Loan Estimate Timing: Application date is 08/XX/2019,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Organizations Not Provided Within 3 Business Days of Application: RESPA           earliest Loan Estimate in file is 08/XX/2019.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling               Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Organizations not provided to applicant within three (3) business days of         Cure Provided: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application.                                                                      Amount of $XXX exceeds tolerance of $XXX. A valid COC, nor cure were provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      within three (3) business days of application. (Initial/08/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Reinspection Fee. Fee Amount of $XXX exceeds tolerance of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $XXX. Insufficient or no cure was provided to the borrower. (7552)
625489039  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     2/XX/2020   1/XX/2020         Primary      Refinance Rate/Term                      Temporary SHQM (GSE/Agency Eligible)  2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver:   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver:                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s)  Closing Disclosure not provided to Borrower(s) at least three (3) business days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      at least three (3) business days prior to closing. (Initial/02/XX/2020)           prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient  Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance        Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.        tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Insufficient or no cure was provided to the borrower. (0)                         borrower. (0)
625488747  XXX      XXX     XXX             XXX               XXX            $XXX                  NV     2/XX/2020   12/XX/2019        Primary      Purchase                                 Temporary SHQM (GSE/Agency Eligible)  2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Bankruptcy Documents not         Bankruptcy Documents not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  2                 B                        B                          B                       B                      [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3        Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                           provided                                                                          File is missing Fraud report                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014):      Days Prior to Consummation: No evidence in file showing borrower receive copy of
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Fraud Report not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Creditor did not provide a copy of each valuation to applicant three (3)          appraisal.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      business days prior to consummation. (Type:Primary/01/XX/2020)                    Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set    provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor     Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date and Transaction Date used to determine rate used for testing.    Closing Disclosure not provided to Borrower(s) at least three (3) business days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver:   prior to closing. (Initial/01/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s)  Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      at least three (3) business days prior to closing. (Initial/01/XX/2020)           Cure Provided: Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without            cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200)
625488732  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     3/XX/2020   2/XX/2020         Primary      Purchase                                 Temporary SHQM (GSE/Agency Eligible)  1              A                     A                       A                    A                                                                                                                    [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Consent Agreement
625489245  XXX      XXX     XXX             XXX               XXX            $XXX                  CT     12/XX/2020  11/XX/2020        Primary      Purchase                                 Temporary HPQM (GSE/Agency Eligible)  3              C                     C                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          3                 C                        C                          B                       B                      [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage    Federal Compliance - Check Loan Designation Match - QM: Loan Designation is                                                                                                                                                                                                                                                                                                    TILA ATR/QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency      determined to be Temporary HPML.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Eligible) does not match Due Diligence Loan Designation of Temporary HPQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (GSE/Agency Eligible).
625489307  XXX      XXX     XXX             XXX               XXX            $XXX                  CO     12/XX/2020  9/XX/2020         Primary      Refinance Cash-out - Home Improvement    Temporary SHQM (GSE/Agency Eligible)  1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625489608  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     4/XX/2019   12/XX/2018        Primary      Refinance Rate/Term                      Temporary SHQM (GSE/Agency Eligible)  2              B                     B                       B                    B                                                                                                                    [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2                 B                        B                          B                       B                      [2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided:         Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Date                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                           not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on  issued not completed on Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      04/XX/2019 did not disclose the actual Date Issued. Unable to conclusively        Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine Final Closing disclosure to use to test for compliance with applicable  issued not completed on Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures   Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Finance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      at or before consummation due to missing Issue Date. Tested using an estimated    Charge disclosed is $XXX. Calculated finance charge is $XXX Variance of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date Issued based on best information available. (Initial/04/XX/2019)             Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided:         Charge disclosed is $XXX. Calculated finance charge is $XXX Variance of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on  Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      04/XX/2019 did not disclose the actual Date Issued. Unable to conclusively        Proof of earlier delivery not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine Final Closing disclosure to use to test for compliance with applicable  Federal Compliance - TRID Interim Closing Disclosure Timing Test: Proof of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures   delivery not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      at or before consummation due to missing Issue Date. Tested using an estimated    Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date Issued based on best information available. (Interim/04/XX/2019)             Cure Provided: Lender Credit was last disclosed as -$XXX on LE but disclosed as-
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test:      $XXX on Final Closing Disclosure. File does not contain a valid Change of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    Circumstance for this fee, nor evidence of cure in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 04/XX/2019 disclosed an Amount Financed disclosed an inaccurate       Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Amount Financed. The disclosed Amount Financed in the amount of $XXX is over      Closing Disclosure Issue and Received Date: Loan Estimate provided after the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosed by $XXX compared to the calculated Amount Financed of $XXX and the      date of Closing Disclousre.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosed Finance Charge is not accurate within applicable tolerances for Amount  Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Proof of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Financed to be considered accurate (fee amounts included in Amount Financed and   receipt not in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge calculations are based on Closing Disclosure dated 04/XX/2019).    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Final/04/XX/2019)                                                                Cure Provided: Service Charge Fee was not disclosed on Loan Estimate. File does
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Finance Charge:            not contain a valid Change of Circumstance for this fee, nor evidence of cure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 04/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      04/XX/2019). (Final/04/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      at least three (3) business days prior to closing. (Initial/04/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Integrated Disclosure – Corrected Closing Disclosure provided on or after
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      04/XX/2019 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Lender Credit Tolerance Violation Without
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure.) (Interim/04/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 04/XX/2019 not received by borrower at least four (4) business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Interim/04/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Service Charges. Fee Amount of $XXX exceeds tolerance of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $XXX. Insufficient or no cure was provided to the borrower. (7527)
625489631  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     6/XX/2021   5/XX/2021         Primary      Purchase                                 Temporary SHQM (GSE/Agency Eligible)  2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date and Transaction Date used to determine rate used for testing.
625488787  XXX      XXX     XXX             XXX               XXX            $XXX                  TX     9/XX/2019   8/XX/2019         Primary      Purchase                                 Temporary SHQM (GSE/Agency Eligible)  2              B                     B                       B                    B                                                                                                                    [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       2                 B                        B                          B                       B                      [2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before     Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before         REVIEWER - CURED COMMENT (2024/XX/24): Sufficient Cure Provided At Closing                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Consent Agreement                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower  Closing (3-Day Waiver In File): No evidence in file of when the borrower waived right to receive a copy of the appraisal at least three (3) business days  received a copy of the dated 08/XX/2019.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      prior to closing, and appraisal was not provided at or before closing.            Federal Compliance - TRID Final Closing Disclosure APR: Loan Calculations: APR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Type:Primary/08/XX/2019)                                                         of XX.XX% on Final Closing Disclosure provided on 09/XX/2019 is under-disclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure APR: TILA-RESPA            from the calculated APR of XX.XX% outside of 0.125% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Integrated Disclosure - Loan Calculations: APR of XX.XX% on Final Closing         Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure provided on 09/XX/2019 is under-disclosed from the calculated APR of   Disclosure provided on 09/XX/2019 disclosed an inaccurate Finance Charge on page
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      XX.XX% outside of 0.125% tolerance. (Final/09/XX/2019)                            5 that does not match the actual Finance Charge for the loan. The disclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Finance Charge:            Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 09/XX/2019 disclosed an inaccurate Finance Charge on page 5 that      included in Finance Charge calculation are based on Closing Disclosure dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      does not match the actual Finance Charge for the loan. The disclosed Finance      09/XX/2019).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Charge in the amount of $XXX is under disclosed by $XXX compared to the           Federal Compliance - TRID Final Closing Disclosure Principal and Interest: The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts   interest rate on the Note does not match the interest rate on Final CD which
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      included in Finance Charge calculation are based on Closing Disclosure dated      increases the P&I and DTI.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      09/XX/2019). (Final/09/XX/2019)                                                   Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Principal and Interest:    Fixed Rate Subsequent Payments: P&I ($XXX) from Note document not matched with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided  Final CD($XXX)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      on 09/XX/2019 disclosed a Principal and Interest Payment that does not match the  The interest rate on the Note does not match the interest rate on Final CD which
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      actual payment for the loan. (Final/09/XX/2019)                                   increases the P&I and DTI.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment  Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected      Payment Fixed Rate Initial Payment: P&I ($XXX) from Note document not matched
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Payments: Final Closing Disclosure provided on 09/XX/2019 disclosed a periodic    with Final CD($XXX)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 principal and interest payment for payment stream 2 that does not match the       Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      actual payment for the loan. (ProjSeq:2/2545236)                                  Calculations: Final Closing Disclosure provided on 09/XX/2019 disclosed an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min  inaccurate Total of Payments on page 5 that does not match the actual total of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected  payments for the loan (fee amounts included in TOP calculation are based on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Payments: Final Closing Disclosure provided on 09/XX/2019 disclosed a periodic    Closing Disclosure dated 09/XX/2019). The disclosed Total of Payments in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      principal and interest payment for payment stream 1 that does not match the       amount of $XXX is under disclosed by $XXX compared to the calculated total of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      actual payment for the loan. (ProjSeq:1/2545235)                                  payments of $XXX which exceeds the $XXX threshold.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments:         Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    Closing Disclosure not provided to Borrower(s) at least three (3) business days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 09/XX/2019 disclosed an inaccurate Total of Payments on page 5 that   prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 09/XX/2019). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/09/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      at least three (3) business days prior to closing. (Initial/09/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)
625489599  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     3/XX/2021   2/XX/2021         Primary      Purchase                                 Temporary SHQM (GSE/Agency Eligible)  2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing:        Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly     REVIEWER - CURED COMMENT (2024/XX/28): Sufficient Cure Provided At Closing                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      RESPA: Initial escrow account statement was not provided to the borrower.         Escrow Payment Overdisclosed Test: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -         03/XX/2021 disclosed the Monthly Escrow Payment on 1st page as $XXX and #360.62
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Monthly Escrow Payment Overdisclosed Test: TILA-RESPA Integrated Disclosure -     on page 4th that does not match the actual escrow payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Loan Disclosures: Final Closing Disclosure provided on 03/XX/2021 disclosed the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/03/XX/2021)
625489708  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     12/XX/2019  11/XX/2019        Primary      Refinance Cash-out - Other               Temporary SHQM (GSE/Agency Eligible)  1              A                     A                       A                    A                                                                                                                    [3] Application / Processing - Missing Document: Fraud Report not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625488158  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     1/XX/2020   8/XX/2019         Primary      Refinance Rate/Term                      Temporary SHQM (GSE/Agency Eligible)  1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625489424  XXX      XXX     XXX             XXX               XXX            $XXX                  MO     2/XX/2019   2/XX/2019         Primary      Purchase                                 Temporary SHQM (GSE/Agency Eligible)  2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3        Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014):      Days Prior to Consummation: Verification appraisal was delivered to borrower was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide a copy of each valuation to applicant three (3)          not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      business days prior to consummation. (Type:Primary/02/XX/2019)                    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without            Cure Provided: Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee      cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Title - Examination Fee. Fee Amount of $XXX exceeds        Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7727)   Cure Provided: Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without            cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (75178)
625489652  XXX      XXX     XXX             XXX               XXX            $XXX                  WI     7/XX/2021   5/XX/2021         Primary      Refinance Cash-out - Other               Temporary SHQM (GSE/Agency Eligible)  1              A                     A                       A                    A                                                                                                                    [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625488206  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     8/XX/2023   7/XX/2023         Primary      Purchase                                 Safe Harbor QM (APOR)                 2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Verification of Identification   Verification of Identification is missing                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                 B                        B                          B                       B                      [2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test:      Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Final                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                           not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    Closing Disclosure provided on 08/XX/2023 disclosed an Amount Financed disclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 08/XX/2023 disclosed an Amount Financed disclosed an inaccurate       an inaccurate Amount Financed. The disclosed Amount Financed in the amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Amount Financed. The disclosed Amount Financed in the amount of $XXX is over      $XXX is over disclosed by $XXX compared to the calculated Amount Financed of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosed by $XXX compared to the calculated Amount Financed of $XXX and the      $XXX and the disclosed Finance Charge is not accurate within applicable disclosed Finance Charge is not accurate within applicable tolerances for Amount  tolerances for Amount Financed to be considered accurate (fee amounts included
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Financed to be considered accurate (fee amounts included in Amount Financed and   in Amount Financed and Finance Charge calculations are based on Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge calculations are based on Closing Disclosure dated 08/XX/2023).    Disclosure dated 08/XX/2023).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Final/08/XX/2023)                                                                Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Finance Charge:            Disclosure provided on 08/XX/2023 disclosed an inaccurate Finance Charge on page
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    5 that does not match the actual Finance Charge for the loan. The disclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 08/XX/2023 disclosed an inaccurate Finance Charge on page 5 that      Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      does not match the actual Finance Charge for the loan. The disclosed Finance      calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Charge in the amount of $XXX is under disclosed by $XXX compared to the           included in Finance Charge calculation are based on Closing Disclosure dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts   08/XX/2023).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      included in Finance Charge calculation are based on Closing Disclosure dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      08/XX/2023). (Final/08/XX/2023)
625488962  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     12/XX/2023  11/XX/2023        Primary      Purchase                                 HUD Safe Harbor QM                    2              B                     B                       B                    B                                                                                                                    [3] Government Documentation - Initial HUD Addendum 92900-A is missing.:          Insurance Certificate and Mortgage Insurance Evidence are missing.                                                                                                                                                                                                                                                                                                                                                                                                                                                  2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                           REVIEWER - CURED COMMENT (2024/XX/26): Sufficient Cure Provided At Closing                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                           (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Missing Document - Mortgage Insurance Certificate and Mortgage Insurance                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                           Evidence are missing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provide List of Homeownership Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General - Loan has been identified as FHA/VA/USDA                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $XXX. Sufficient or excess cure was provided to the borrower at Closing. (0)
625489635  XXX      XXX     XXX             XXX               XXX            $XXX                  NC     10/XX/2023  9/XX/2023         Primary      Refinance Cash-out - Other               Safe Harbor QM (APOR)                 1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625489490  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     9/XX/2023   6/XX/2023         Primary      Purchase                                 Safe Harbor QM (APOR)                 1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625489353  XXX      XXX     XXX             XXX               XXX            $XXX                  IN     9/XX/2023   7/XX/2023         Primary      Purchase                                 Safe Harbor QM (APOR)                 2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Type:Primary/08/XX/2023)
625488494  XXX      XXX     XXX             XXX               XXX            $XXX                  OH     11/XX/2023  10/XX/2023        Primary      Purchase                                 Safe Harbor QM (APOR)                 2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date        Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date                                                                                                                                                                                                                                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to     Performed: Delivery of appraisal not provided to the borrower within 3 days applicant is prior to the date when valuation was performed. Unable to determine  prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance with appraisal timing requirements. (Type:Primary/10/XX/2023)          Federal Compliance - FACTA Disclosure Missing: Creditor did not provide FACTA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:         Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.                           State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of      of Home Mortgage Loan Information Document Not Retained by Lender):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio  Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan    retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Information Document not retained by lender.                                      State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close      Disclosure Not Provided): Right not to close disclosure not provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided): Ohio Consumer Sales Practices Act: Borrower not         borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided Right Not To Close Disclosure.
625489526  XXX      XXX     XXX             XXX               XXX            $XXX                  WI     10/XX/2023  9/XX/2023         Primary      Purchase                                 Safe Harbor QM (APOR)                 2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before     Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower  Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the waived right to receive a copy of the appraisal at least three (3) business days  appraisal at least three (3) business days prior to closing, and appraisal was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      prior to closing, and appraisal was not provided at or before closing.            not provided at or before closing. (Type:Primary/09/XX/2023)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Type:Primary/09/XX/2023)                                                         Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
625489726  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     10/XX/2019  8/XX/2019         Primary      Refinance Limited Cash-out GSE           Safe Harbor QM                        1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                      [1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment                                                                                     REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final                                                                                        REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing Disclosure provided on 10/XX/2019 disclosed an escrow payment for                                                                                           REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      payment stream 4 that does not match the actual payment for the loan.                                                                                               REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:4/2649919)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing Disclosure provided on 10/XX/2019 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:3/2649918)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing Disclosure provided on 10/XX/2019 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:2/2649917)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Final Closing Disclosure provided on 10/XX/2019 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:1/2649916)
625487935  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     8/XX/2020   7/XX/2020         Primary      Purchase                                 Safe Harbor QM                        2              B                     B                       B                    B                                                                                                                    [2] Income Documentation - Income Docs Missing:: Borrower: XXX W-2 (2019)         W-2 (2019) is missing in the file.                                                REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                  2                 B                        B                          B                       B                      [2] Federal Compliance - QM Employment History - Current and/or Previous          Federal Compliance - QM Employment History - Current and/or Previous Employment   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Income Documentation - Income documentation requirements not met.             File is missing verification of 2 Years Employment history for both Borrowers.    factors.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014):   Documentation lacks Date Info: Missing Employment Dates to verify two years       REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Missing Employment Dates to verify two years employment history for current       employment history for current and/or prior employment.                           REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has verified disposable income of at least $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               factors.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               and/or prior employment. (XXX/14694296)                                           Federal Compliance - QM Employment History - Current and/or Previous Employment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - QM Employment History - Current and/or Previous          Documentation lacks Date Info: Missing Employment Dates to verify two years                                                                                                                                                                           Borrower has worked in the same position for more than 3 years.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014):   employment history for current and/or prior employment.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing Employment Dates to verify two years employment history for current                                                                                                                                                                                                                                                             Borrower's monthly reserves have been verified and exceed the amount required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      and/or prior employment. (XXX/14686997)                                                                                                                                                                                                                                                                                                 based on the guidelines by at least 4 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure:                                                                                                                                                                                                                                                           Borrowers made a down payment from their own funds on this purchase transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Revised Loan Estimate provided on or after the date the Closing Disclosure was                                                                                                                                                                                                                                                          of at least 5% and $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided. (The Revised Loan Estimate was received on or after the Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure.) (Interim/08/XX/2020)                                                                                                                                                                                                                                                                                                       The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The qualifying DTI on the loan is at least 10% less than the guideline maximum.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The representative FICO score exceeds the guideline minimum by at least 40 points.
625488220  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     9/XX/2021   7/XX/2021         Second Home  Purchase                                 Safe Harbor QM (APOR)                 2              B                     B                       B                    B                                                                                                                    [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign   The file is missing the mortgage HOA documentation for this property. Please      REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                  2                 B                        B                          B                       B                      [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation        Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Finance  REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Consent Agreement                                                                 provide for review.                                                               factors.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker         Charge disclosed is $XXX. Calculated finance charge is $XXX. Variance of 126.00.  REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Income Documentation - REO Documents are missing.: Address: XXX, VT HOA       The file is missing the mortgage HOA documentation for this property. Please      REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Regulation: File does not contain evidence that analysis of borrower’s ability    Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance        REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has verified disposable income of at least $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Verification                                                                      provide for review.                                                               factors.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               to repay was performed based on verified income, obligations, assets, and/or      Charge disclosed is $XXX. Calculated finance charge is $XXX. Variance of 126.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Income Documentation - REO Documents are missing.: Address: XXX, MA HOA                                                                                         REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                                                                                                                                       employment using PITI payment based on fully indexed rate and fully amortizing                                                                                                                                                                                                                                                          Borrower has worked in the same position for more than 3 years.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Verification                                                                                                                                                        factors.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               payment, if applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test:                                                                                                                                                                                                                                                            Borrowers made a down payment from their own funds on this purchase transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure                                                                                                                                                                                                                                                          of at least 5% and $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 08/XX/2021 disclosed an Amount Financed disclosed an inaccurate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Amount Financed. The disclosed Amount Financed in the amount of $XXX is over                                                                                                                                                                                                                                                            The representative FICO score exceeds the guideline minimum by at least 40
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosed by $XXX compared to the calculated Amount Financed of $XXX and the                                                                                                                                                                                                                                                            points.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosed Finance Charge is not accurate within applicable tolerances for Amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Financed to be considered accurate (fee amounts included in Amount Financed and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge calculations are based on Closing Disclosure dated 10/XX/2021).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Final/08/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Finance Charge:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 08/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      10/XX/2021). (Final/08/XX/2021)
625489219  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     10/XX/2021  8/XX/2021         Primary      Refinance Rate/Term                      Safe Harbor QM (APOR)                 2              B                     B                       B                    B                                                                                                                    [2] Income Documentation - Verification(s) of employment is not within 10         Verification(s) of employment is not within 10 business days of the Note.         REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                  2                 B                        B                          B                       B                      [2] Federal Compliance - TRID Final Closing Disclosure Finance Charge:            Federal Compliance - TRID Final Closing Disclosure Finance Charge: "Loan          REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           business days of the Note.: Borrower: XXX // Employment Type: Employment /                                                                                          factors.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    Calculations (pg 5) - one of these occurred: 1) Finance Charge is blank; 2)       REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                           Income Type: Wages / Start Date: 01/XX/2020                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided on 10/XX/2021 disclosed an inaccurate Finance Charge on page 5 that      Primary residence refinance and Calculated Finance Charge exceeds disclosed                                                                                                                                                                           Borrower has verified disposable income of at least $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      does not match the actual Finance Charge for the loan. The disclosed Finance      Finance Charge by more than $XXX; 3) Primary residence purchase or occupancy =
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Charge in the amount of $XXX is under disclosed by $XXX compared to the           Second Home and Calculated Finance Charge exceeds disclosed Finance Charge by                                                                                                                                                                         Borrower has worked in the same position for more than 3 years.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts   more than $XXX."
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      included in Finance Charge calculation are based on Closing Disclosure dated      Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final                                                                                                                                                                           Borrower's monthly reserves have been verified and exceed the amount required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      10/XX/2021). (Final/10/XX/2021)                                                   Closing Disclosure provided on 10/XX/2021 disclosed an inaccurate Total of                                                                                                                                                                            based on the guidelines by at least 4 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments:         Payments on page 5 that does not match the actual total of payments for the loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    (fee amounts included in TOP calculation are based on Closing Disclosure dated                                                                                                                                                                        The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 10/XX/2021 disclosed an inaccurate Total of Payments on page 5 that   10/XX/2021). The disclosed Total of Payments in the amount of $XXX is under                                                                                                                                                                           by at least 10%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      does not match the actual total of payments for the loan (fee amounts included    disclosed by $XXX compared to the calculated total of payments of $XXX which
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      in TOP calculation are based on Closing Disclosure dated 10/XX/2021). The         exceeds the $XXX threshold. (Final/10/XX/2021)                                                                                                                                                                                                        The Loan to Value (LTV) on the loan is less than the guideline maximum by at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX                                                                                                                                                                                                                                                            least 10%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compared to the calculated total of payments of $XXX which exceeds the $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      threshold. (Final/10/XX/2021)                                                                                                                                                                                                                                                                                                           The qualifying DTI on the loan is at least 10% less than the guideline maximum.
625489026  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     2/XX/2017   12/XX/2016        Second Home  Refinance Rate/Term                      Non QM                                2              B                     B                       B                    B                                                                                                                    [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign                                                                                     REVIEWER - WAIVED COMMENT (2025/XX/21): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                  2                 B                        B                          B                       B                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without            Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient     REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Consent Agreement                                                                                                                                                   factors.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee      Cure Provided: Tax Service Fee (Life Of Loan) was last disclosed as $XXX on the   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Income Documentation - REO Documents are missing.: Address: XXX, FL,                                                                                            REVIEWER - WAIVED COMMENT (2025/XX/21): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $XXX         Loan Estimate but was disclosed as $XXX on the Final Closing Disclosure. No       REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has verified disposable income of at least $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Address: XXX, IL, Address: XXX, IL Insurance Verification, Statement, Tax                                                                                           factors.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.  valid COC was provided for this change, nor evidence of cure.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Verification                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               (7580)                                                                            Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient                                                                                                                                                                         Borrower has worked in the same position for more than 3 years.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Insurance Verification                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without            Cure Provided: Title - Endorsement Fee was last disclosed as $XXX on the Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                           Insurance Verification                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee      Estimate but was disclosed as $XXX on the Final Closing Disclosure. No valid COC                                                                                                                                                                      Borrower's monthly mortgage payment has decreased by at least 20%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $XXX exceeds        was provided for this change, nor evidence of cure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7564)   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient                                                                                                                                                                         Borrower's monthly reserves have been verified and exceed the amount required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without            Cure Provided: Title - Abstract / Title Search Fee was last disclosed as $XXX on                                                                                                                                                                      based on the guidelines by at least 4 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee      the Loan Estimate but was disclosed as $XXX on the Final Closing Disclosure. No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of $XXX        valid COC was provided for this change, nor evidence of cure.                                                                                                                                                                                         The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.                                                                                                                                                                                                                                                        by at least 10%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (75178)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The qualifying DTI on the loan is at least 10% less than the guideline maximum.
625488522  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     10/XX/2019  9/XX/2019         Primary      Purchase                                 Non QM                                2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3        Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Adjustable    REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014):      Interest Rate Table: Final Closing Disclosure provided on 10/XX/2019 did not      REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide a copy of each valuation to applicant three (3)          disclose an accurate Index as reflected on the Note.                              REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      business days prior to consummation. (Type:Primary/09/XX/2019)                                                                                                      REVIEWER - CURED COMMENT (2024/XX/16): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Organization not NMLS licensed or registered at time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure provided on 10/XX/2019 did not disclose an accurate Index as reflected on the Note. (Final/10/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $XXX. Sufficient or excess cure was provided to the borrower at Closing. (0)
625488362  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     11/XX/2019  9/XX/2019         Primary      Refinance Rate/Term                      Safe Harbor QM                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - QM Employment History - Current and/or Previous          Federal Compliance - QM Employment History - Current and/or Previous Employment   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014):   Documentation lacks Date Info: VOE for the previous employment is missing         REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing Employment Dates to verify two years employment history for current       Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided:   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      and/or prior employment. (XXX/14555803)                                           Initial Loan Estimate dated 09/XX/2019 was electronically provided prior to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance   borrower's consent to receive electronic disclosures.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure provided on 11/XX/2019 disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Final/11/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 09/XX/2019 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/09/XX/2019)
625488078  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     12/XX/2019  11/XX/2019        Primary      Refinance Rate/Term                      Safe Harbor QM                        1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                            GENERAL COMMENT (2024/XX/30): Original coverage - Required coverage equal to                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            loan amount of $XXX required as exceeds 80% of value. Sufficient coverage in file of $XXX(Dwelling $XXX + other structures $XXX). Current insurance also attached showing coverage of $XXX.
625488761  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     12/XX/2019  11/XX/2019        Primary      Purchase                                 Safe Harbor QM                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3        Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014):      Days Prior to Consummation: Verification appraisal was delivered to borrower was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide a copy of each valuation to applicant three (3)          not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      business days prior to consummation. (Type:Primary/11/XX/2019)
625489456  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     12/XX/2020  4/XX/2020         Investment   Refinance Rate/Term                                                            1              A                     A                       A                    A                                                                                                                    [2] General - Missing Document: 1007 Rent Comparison Schedule not provided        File is missing a copy of the 1007 Rent Comparison Schedule.                      REVIEWER - WAIVED COMMENT (2025/XX/19): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                  1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                              Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               factor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrower has worked in the same position for more than 3 years.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The representative FICO score exceeds the guideline minimum by at least 40 points.
625489651  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     12/XX/2020  4/XX/2020         Investment   Refinance Rate/Term                                                            1              A                     A                       A                    A                                                                                                                    [2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total      Insufficient Qualifying Income has resulted in a DTI discrepancy of 44.91%,       REVIEWER - WAIVED COMMENT (2025/XX/20): Insufficient Qualifying Income has                                                                                                                                                                                                                                                                                                                                                        1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                              Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           debt ratio discrepancy.: Calculated investor qualifying total debt ratio of       exceeding the maximum AUS approved DTI ratio of $XXX%                             resulted in a DTI discrepancy of 44.91%, exceeding the maximum AUS approved DTI
                                                                                                                                                                                                                                                                                                                                                                                                                                           44.91682% exceeds AUS total debt ratio of 27.78000%.                              Insufficient Qualifying Income has resulted in a DTI discrepancy of 44.91%,       ratio of $XXX%                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Borrower has verified disposable income of at least $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Income Documentation - Income documentation requirements not met.             exceeding the maximum AUS approved DTI ratio of $XXX%                             REVIEWER - WAIVED COMMENT (2025/XX/20): Insufficient Qualifying Income has
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Income Documentation - REO Documents are missing.: Address: XXX, IL,                                                                                            resulted in a DTI discrepancy of 44.91%, exceeding the maximum AUS approved DTI                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Borrower has worked in the same position for more than 3 years.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Address: XXX, IL, Address: XXX, IL Statement, Tax Verification                                                                                                      ratio of $XXX%
                                                                                                                                                                                                                                                                                                                                                                                                                                           Statement, Tax Verification                                                                                                                                         REVIEWER - WAIVED COMMENT (2025/XX/20): Statement, Tax Verification Statement,                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Borrower's monthly mortgage payment has decreased by at least 20%.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Statement, Tax Verification                                                                                                                                         Tax Verification Statement, Tax Verification
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Loan to Value (LTV) on the loan is less than or equal to 70%.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The refinance has decreased the borrower's monthly debt payments by 20% or more.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The representative FICO score is above 680.
625488900  XXX      XXX     XXX             XXX               XXX            $XXX                  MO     3/XX/2021   8/XX/2020         Primary      Refinance Rate/Term                      Non QM                                2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - TRID Final Closing Disclosure Finance Charge:            Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing  REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    Disclosure provided on 03/XX/2021 disclosed an inaccurate Finance Charge on page  REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 03/XX/2021 disclosed an inaccurate Finance Charge on page 5 that      5 that does not match the actual Finance Charge for the loan. The disclosed       REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      does not match the actual Finance Charge for the loan. The disclosed Finance      Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Charge in the amount of $XXX is under disclosed by $XXX compared to the           calculated Finance Charge of $XXX which exceeds the $XXX threshold.               REVIEWER - CURED COMMENT (2024/XX/12): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts   Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until:   REVIEWER - CURED COMMENT (2024/XX/12): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      included in Finance Charge calculation are based on Closing Disclosure dated      Final Closing Disclosure provided on 03/XX/2021 with an increasing payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      04/XX/2021). (Final/03/XX/2021)                                                   disclosed the due date of the last payment of interest only that does not match
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only      the actual last payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure    Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 03/XX/2021 with an increasing payment disclosed the due date of the   Overdisclosed - October 2018 Construction Permanent: Amount of Estimated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      last payment of interest only that does not match the actual last payment for     Property Costs over Year 1 of XXX on Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the loan. (Final/03/XX/2021)                                                      03/XX/2021 are over disclosed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1      Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated        Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of  03/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      XXX on Final Closing Disclosure provided on 03/XX/2021 are overdisclosed.         match the actual total of payments for the loan (fee amounts included in TOP
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Final/03/XX/2021)                                                                calculation are based on Closing Disclosure dated 04/XX/2021). The disclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments:         Total of Payments in the amount of $XXX is under disclosed by $XXX compared to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    the calculated total of payments of $XXX which exceeds the $XXX threshold.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 03/XX/2021 disclosed an inaccurate Total of Payments on page 5 that   Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      does not match the actual total of payments for the loan (fee amounts included    Disclosed Test: Final Closing Disclosure provided on 03/XX/2021 disclosed an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      in TOP calculation are based on Closing Disclosure dated 04/XX/2021). The         escrow payment for payment stream 1 that does not match the actual payment for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX      the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/03/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Final Closing Disclosure provided on 03/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:1/2646079)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Reinspection Fee. Fee Amount of $XXX exceeds tolerance of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7552)
625489648  XXX      XXX     XXX             XXX               XXX            $XXX                  IN     12/XX/2020  10/XX/2020        Primary      Purchase                                 Non QM                                2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Check Restated Loan Designation Match - General Ability  Federal Compliance - Check Restated Loan Designation Match - General Ability to   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation        Repay: Loan has been re designated at client request                              REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided did not match. However, the updated Loan Designation of Non QM matches   Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the Due Diligence Loan Designation of Non QM.                                     Closing Disclosure provided on 12/XX/2020 did not disclose an accurate Index as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index:           reflected on the Note.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure provided on 12/XX/2020 did not disclose an accurate Index as reflected on the Note. (Final/12/XX/2020)
625489094  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     1/XX/2021   11/XX/2020        Primary      Refinance Rate/Term                      Non QM                                2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Check Restated Loan Designation Match - General Ability  Federal Compliance - Check Restated Loan Designation Match - General Ability to   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation        Repay: Loan has been re designated at client request                              REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided did not match. However, the updated Loan Designation of Non QM matches   Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the Due Diligence Loan Designation of Non QM.                                     Loan Estimate not delivered to Borrower(s) within three (3) business days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically         application. Initial Loan Estimate dated 11/XX/2020 was electronically provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to        without or prior to borrower's consent to receive electronic disclosures.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Borrower(s) within three (3) business days of application. Initial Loan Estimate  Failure to comply with the provisions of the E-Sign Act and failure to provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      dated 11/XX/2020 was electronically provided without or prior to borrower's       good faith estimate of fees timely may result in additional fee tolerance consent to receive electronic disclosures. Failure to comply with the provisions  violations of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/11/XX/2020)
625488543  XXX      XXX     XXX             XXX               XXX            $XXX                  MO     3/XX/2021   12/XX/2020        Primary      Construction-Permanent                   Non QM                                2              B                     B                       B                    B                                                                                                                    [2] Credit Documentation - Purchase contract date not provided.                                                                                                     REVIEWER - WAIVED COMMENT (2025/XX/18): Client elects to waive without                                                                                                                                                                                                                                                                                                                                                            2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate            Federal Compliance - ARM Disclosure Status Test: ARM Disclosure is missing        REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               compensating factors.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower.             Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet is missing    REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate       Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has verified disposable income of at least $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not    Days Prior to Consummation: Creditor did not provide a copy of each valuation to  REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.                                                         applicant three (3) business days prior to consummation.                          REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has worked in the same position for more than 3 years.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3        Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum        REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014):      Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure provided    REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower's monthly reserves have been verified and exceed the amount required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide a copy of each valuation to applicant three (3)          on 03/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 4   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     based on the guidelines by at least 4 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      business days prior to consummation. (Type:Primary/03/XX/2021)                    that does not match the actual total payment for the loan                         REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum    Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum        REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     The qualifying DTI on the loan is at least 10% less than the guideline maximum.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure -   Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure provided    REVIEWER - CURED COMMENT (2024/XX/11): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Projected Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an  on 03/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 3                                                                                                                                                                       The representative FICO score exceeds the guideline minimum by at least 40
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Estimated Total Monthly Payment for payment stream 4 that does not match the      that does not match the actual total payment for the loan                                                                                                                                                                                             points.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      actual total payment for the loan. (ProjSeq:4/2645831)                            Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum    Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure -   on 03/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Projected Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an  that does not match the actual total payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Estimated Total Monthly Payment for payment stream 3 that does not match the      Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      actual total payment for the loan. (ProjSeq:3/2645830)                            Payment Construction Permanent Test: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum    03/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure -   that does not match the actual total payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Projected Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an  Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Estimated Total Monthly Payment for payment stream 2 that does not match the      Starting In: Final Closing Disclosure provided on 03/XX/2021 with an increasing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      actual total payment for the loan. (ProjSeq:2/2645829)                            payment disclosed the due date of the first adjustment that does not match the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum    actual due date for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Payment Construction Permanent Test: TILA-RESPA Integrated Disclosure -           Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Projected Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an  Final Closing Disclosure provided on 03/XX/2021 with an increasing payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Estimated Total Monthly Payment for payment stream 1 that does not match the      disclosed the due date of the last payment of interest only that does not match
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      actual total payment for the loan. (ProjSeq:1/2645828)                            the actual last payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every      Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing         Overdisclosed - October 2018 Construction Permanent: Amount of Estimated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure provided on 03/XX/2021 with an increasing payment disclosed the due    Property Costs over Year 1 of XXX on Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      date of the first adjustment that does not match the actual due date for the      03/XX/2021 are overdisclosed. (Final/03/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      loan. (Final/03/XX/2021)                                                          Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only      Disclosed Test: Final Closing Disclosure provided on 03/XX/2021 disclosed an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure    escrow payment for payment stream 1 that does not match the actual payment for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 03/XX/2021 with an increasing payment disclosed the due date of the   the loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      last payment of interest only that does not match the actual last payment for the loan. (Final/03/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             [2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      XXX on Final Closing Disclosure provided on 03/XX/2021 are overdisclosed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Final/03/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Final Closing Disclosure provided on 03/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:1/2645828)
625488958  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     2/XX/2021   1/XX/2021         Primary      Refinance Cash-out - Other               Non QM                                2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs    Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA            1 Overdisclosed - October 2018 Construction Permanent: Final Closing disclosure   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of  page 1 escrows as $XXX and page 2 lists escrows as $XXX +$XXX total $ XXX,        REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      XXX on Final Closing Disclosure provided on 02/XX/2021 are overdisclosed.         however page 4 total states $ XXX annually which comes monthly $ 967.57.          REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Final/02/XX/2021)                                                                Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum        REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum    Payment Adjustable Rate Subsequent Payments: Final Closing disclosure page 1      REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure -   escrows as $XXX and page 2 lists escrows as $XXX +$XXX total $ XXX, however page  REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Projected Payments: Final Closing Disclosure provided on 02/XX/2021 disclosed an  4 total states $ XXX annually which comes monthly $ 967.57.                       REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Estimated Total Monthly Payment for payment stream 4 that does not match the      Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum        REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      actual total payment for the loan. (ProjSeq:4/2647183)                            Payment Adjustable Rate Subsequent Payments: Final Closing disclosure page 1      REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum    escrows as $XXX and page 2 lists escrows as $XXX +$XXX total $ XXX, however page
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure -   4 total states $ XXX annually which comes monthly $ 967.57.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Projected Payments: Final Closing Disclosure provided on 02/XX/2021 disclosed an  Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Estimated Total Monthly Payment for payment stream 3 that does not match the      Loan term is of 30 years, Note document shows 360 months which include 1 year of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      actual total payment for the loan. (ProjSeq:3/2647182)                            Interest only period due to Construction Permanent.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only      Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure    Adjustable Rate Subsequent Payments: Final Closing Disclosure dated 02/XX/2021
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 02/XX/2021 with an increasing payment disclosed the due date of the   Principal & Interest for Payment Stream 3 is not matching due to Subject
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      last payment of interest only that does not match the actual last payment for     Transaction is 1 year Interest only due to Construction Permanent.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the loan. (Final/02/XX/2021)                                                      Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Finance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment  Charge disclosed is $XXX. Calculated finance charge is $XXX. Variance of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure -           Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Projected Payments: Final Closing Disclosure provided on 02/XX/2021 disclosed a   Disclosed: Final Closing disclosure page 1 escrows as $XXX and page 2 lists periodic principal and interest payment for payment stream 3 that does not match  escrows as $XXX +$XXX total $ XXX, however page 4 total states $ XXX annually
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the actual payment for the loan. (ProjSeq:3/2647182)                              which comes monthly $ 967.57.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments:         Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    Disclosed: Final Closing disclosure page 1 escrows as $XXX and page 2 lists
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 02/XX/2021 disclosed an inaccurate Total of Payments on page 5 that   escrows as $XXX +$XXX total $ XXX, however page 4 total states $ XXX annually
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      does not match the actual total of payments for the loan (fee amounts included    which comes monthly $ 967.57.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      in TOP calculation are based on Closing Disclosure dated 02/XX/2021). The         Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX      Disclosed: Final Closing disclosure page 1 escrows as $XXX and page 2 lists
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compared to the calculated total of payments of $XXX which exceeds the $XXX       escrows as $XXX +$XXX total $ XXX, however page 4 total states $ XXX annually
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      threshold. (Final/02/XX/2021)                                                     which comes monthly $ 967.57.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment   Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final      Disclosed Test: Final Closing disclosure page 1 escrows as $XXX and page 2 lists
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing Disclosure provided on 02/XX/2021 disclosed an escrow payment for         escrows as $XXX +$XXX total $ XXX, however page 4 total states $ XXX annually
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      payment stream 4 that does not match the actual payment for the loan.             which comes monthly $ 967.57.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:4/2647183)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing Disclosure provided on 02/XX/2021 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:3/2647182)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing Disclosure provided on 02/XX/2021 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:2/2647181)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Final Closing Disclosure provided on 02/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:1/2647180)
625489230  XXX      XXX     XXX             XXX               XXX            $XXX                  MO     3/XX/2021   1/XX/2021         Primary      Purchase                                 Non QM                                2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs    Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA            1 Overdisclosed - October 2018 Construction Permanent: Escrowed Property Costs    REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of  Year 1 Over disclosed due to inclusion of mortgage insurance.                     REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has verified disposable income of at least $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      XXX on Final Closing Disclosure provided on 03/XX/2021 are overdisclosed.         Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance        REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Final/03/XX/2021)                                                                Charge disclosed is $XXX. Calculated finance charge is $XXX . Variance of $XXX .  REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has worked in the same position for more than 3 years.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Finance Charge:            Required Letter of Explanation, Proof of Delivery, Refund check for under         REVIEWER - CURED COMMENT (2024/XX/17): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    disclosed amount, Corrected CD.                                                   REVIEWER - CURED COMMENT (2024/XX/17): Sufficient Cure Provided At Closing                                                                                          Borrower's monthly reserves have been verified and exceed the amount required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 03/XX/2021 disclosed an inaccurate Finance Charge on page 5 that      Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1        REVIEWER - CURED COMMENT (2024/XX/17): Sufficient Cure Provided At Closing                                                                                          based on the guidelines by at least 4 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      does not match the actual Finance Charge for the loan. The disclosed Finance      Overdisclosed - October 2018 Construction Permanent: Non Escrowed Property Costs  REVIEWER - CURED COMMENT (2024/XX/17): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Charge in the amount of $XXX is under disclosed by $XXX compared to the           over Year 1 of XXX on Final Closing Disclosure provided on 03/XX/2021 are over    REVIEWER - CURED COMMENT (2024/XX/17): Sufficient Cure Provided At Closing                                                                                          Borrowers made a down payment from their own funds on this purchase transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts   disclosed.                                                                                                                                                                                                                                            of at least 5% and $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      included in Finance Charge calculation are based on Closing Disclosure dated      Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      03/XX/2021). (Final/03/XX/2021)                                                   Final Closing Disclosure provided on 03/XX/2021 with an increasing payment                                                                                                                                                                            The qualifying DTI on the loan is at least 10% less than the guideline maximum.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1    disclosed the due date of the last payment of interest only that does not match
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated        the actual last payment for the loan                                                                                                                                                                                                                  The representative FICO score exceeds the guideline minimum by at least 40
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of XXX on  Federal Compliance - TRID Final Closing Disclosure Total Of Payments: The                                                                                                                                                                             points.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Final Closing Disclosure provided on 03/XX/2021 are overdisclosed.                disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Final/03/XX/2021)                                                                compared to the calculated total of payments of $XXX which exceeds the $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only      threshold.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure    Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 03/XX/2021 with an increasing payment disclosed the due date of the   Disclosed: Projected Payments: Final Closing Disclosure provided on 03/XX/2021
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      last payment of interest only that does not match the actual last payment for     disclosed an escrow payment for payment stream 4 that does not match the actual
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the loan. (Final/03/XX/2021)                                                      payment for the loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments:         Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    Disclosed: Projected Payments: Final Closing Disclosure provided on 03/XX/2021
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 03/XX/2021 disclosed an inaccurate Total of Payments on page 5 that   disclosed an escrow payment for payment stream 3 that does not match the actual
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      does not match the actual total of payments for the loan (fee amounts included    payment for the loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      in TOP calculation are based on Closing Disclosure dated 03/XX/2021). The         Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX      Disclosed: Projected Payments: Final Closing Disclosure provided on 03/XX/2021
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compared to the calculated total of payments of $XXX which exceeds the $XXX       disclosed an escrow payment for payment stream 2 that does not match the actual
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      threshold. (Final/03/XX/2021)                                                     payment for the loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment   Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final      Disclosed Test: Projected Payments: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing Disclosure provided on 03/XX/2021 disclosed an escrow payment for         03/XX/2021 disclosed an escrow payment for payment stream 1 that does not match
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      payment stream 4 that does not match the actual payment for the loan.             the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:4/2646855)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing Disclosure provided on 03/XX/2021 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:3/2646854)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing Disclosure provided on 03/XX/2021 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:2/2646853)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Final Closing Disclosure provided on 03/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:1/2646852)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $XXX. Sufficient or excess cure was provided to the borrower at Closing. (0)
625489472  XXX      XXX     XXX             XXX               XXX            $XXX                  MO     6/XX/2021   3/XX/2021         Primary      Refinance Rate/Term                      Non QM                                2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3        Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014):      Days Prior to Consummation: No evidence that borrower received a copy of          REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide a copy of each valuation to applicant three (3)          appraisal 3 business days to closing.                                             REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      business days prior to consummation. (Type:Primary/06/XX/2021)                    Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending      1 Overdisclosed - October 2018 Construction Permanent: Escrowed Property Costs    REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.                                  over Year 1 of XXX on Final Closing Disclosure provided on 06/XX/2021 are         REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs    overdisclosed.                                                                    REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA            Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until:   REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of  Final Closing Disclosure provided on 06/XX/2021 with an increasing payment        REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      XXX on Final Closing Disclosure provided on 06/XX/2021 are overdisclosed.         disclosed the due date of the last payment of interest only that does not match
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Final/06/XX/2021)                                                                the actual last payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only      Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Disclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure    Finance Charges are $XXX. Due Diligence Finance Charges are $XXX. There is a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 06/XX/2021 with an increasing payment disclosed the due date of the   variance of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      last payment of interest only that does not match the actual last payment for the loan. (Final/06/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 06/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 06/XX/2021). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/06/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing Disclosure provided on 06/XX/2021 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:4/2647048)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing Disclosure provided on 06/XX/2021 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:3/2647047)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing Disclosure provided on 06/XX/2021 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:2/2647046)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Final Closing Disclosure provided on 06/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:1/2647045)
625487914  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     5/XX/2021   4/XX/2021         Primary      Purchase                                 Non QM                                2              B                     B                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          A                       A                      [2] Federal Compliance - Check Restated Loan Designation Match - General Ability  Federal Compliance - Check Restated Loan Designation Match - General Ability to   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation        Repay: Loan has been re designated at client request
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
625489294  XXX      XXX     XXX             XXX               XXX            $XXX                  MO     6/XX/2021   4/XX/2021         Primary      Refinance Rate/Term                      Non QM                                2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs    Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA            1 Overdisclosed - October 2018 Construction Permanent: Mortgage insurance is not  REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of  consider in initial escrow disclosure.                                            REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      XXX on Final Closing Disclosure provided on 06/XX/2021 are overdisclosed.         Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until:   REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Final/06/XX/2021)                                                                Payment stream one includes only Interest payment.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only      Federal Compliance - TRID Final Closing Disclosure Total Of Payments: The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure    disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 06/XX/2021 with an increasing payment disclosed the due date of the   compared to the calculated total of payments of $XXX which exceeds the $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      last payment of interest only that does not match the actual last payment for     threshold.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the loan. (Final/06/XX/2021)                                                      Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments:         Disclosed Test: Payment stream one includes only Interest payment.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 06/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 06/XX/2021). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/06/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Final Closing Disclosure provided on 06/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:1/2647062)
625488659  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     1/XX/2022   4/XX/2021         Primary      Refinance Rate/Term                      Non QM                                2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only      Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until:   SELLER - GENERAL COMMENT (2024/XX/30): Per Exception Information , construction   GENERAL COMMENT (2024/XX/30): Per Exception Information , construction loan                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure    CD disclosed 12 months of interest only payments.                                 loan product with first year being interest only. Remaining yearts contain        product with first year being interest only. Remaining yearts contain interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 01/XX/2022 with an increasing payment disclosed the due date of the   Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient     interest. Projected payments indicates first year as interest only and remaining  Projected payments indicates first year as interest only and remaining years
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      last payment of interest only that does not match the actual last payment for     Cure Provided: Appraisal Fee was last disclosed as $XXX on LE but disclosed as    years with interest included, Monthly Principal & Interest indicates only         with interest included, Monthly Principal & Interest indicates only interest
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the loan. (Final/01/XX/2022)                                                      $XXX on Final Closing Disclosure. File does not contain a valid COC for this      interest through month 12 as does AP table.                                       through month 12 as does AP table.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1      fee, cure provided at closing.                                                    REVIEWER - GENERAL COMMENT (2024/XX/31): Final CD reflects page 1 Loan Terms -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated                                                                                          monthly principal & interest that "Includes only interest and no principal until  GENERAL COMMENT (2025/XX/16): As per CFPB guide.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of                                                                                    mo. 12", however, the promissory note and const loan allonge reflect that the     (https://files.consumerfinance.gov/f/documents/cfpb_trid-combined-construction-l
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      XXX on Final Closing Disclosure provided on 01/XX/2022 are overdisclosed.                                                                                           interest only period is for full 12 months and would be "until" mo 13".           oan-guide.pdf) "For a combined disclosure the timing of the end of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Final/01/XX/2022)                                                                                                                                                  Corrected CD and LOE to borrower.                                                 interest-only period is the due date of the last interest-only periodic payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without                                                                                              SELLER - GENERAL COMMENT (2025/XX/16): As per CFPB guide.                         the consumer will make before switching to principal and interest payments." Due
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee                                                                                        (https://files.consumerfinance.gov/f/documents/cfpb_trid-combined-construction-l  date of 12th month and final interest only payment is the 12th month
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of                                                                                       oan-guide.pdf) "For a combined disclosure the timing of the end of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $XXX. Insufficient or no cure was provided to the borrower. (7506)                                                                                                  interest-only period is the due date of the last interest-only periodic payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment                                                                                     the consumer will make before switching to principal and interest payments." Due
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments:                                                                                         date of 12th month and final interest only payment is the 12th month
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Final Closing Disclosure provided on 01/XX/2022 disclosed an escrow payment for                                                                                     REVIEWER - GENERAL COMMENT (2025/XX/17): SitusAMC received rebuttal on until
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      payment stream 1 that does not match the actual payment for the loan.                                                                                               period. However, Terms of the loan provide for a 12 month interest only period
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:1/2647057)                                                                                                                                                 during construction phase which means the due date of the first principal and interest payment occurs on month 13 or year 2. Comment 37(b)(8)-2 provides: (ii)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          The dates required to be disclosed by paragraphs (b)(6)(iii) shall be disclosed as the year in which the event occurs, counting from the due date of the initial periodic payment. Also see page 23 of the combined construction loan guide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          (https://files.consumerfinance.gov/f/documents/cfpb_trid-combined-construction-l
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          oan-guide.pdf) provided in the rebuttal. This page provides guidance and an example for compliant disclosure for interest only period bullet. The example provided is a 10 month interest only construction loan and on the second row of the table the corresponding compliant disclosure is “Includes only interest and no principal until mo. 11”. Note that the example does not list only interest until month 10 on a 10 month construction loan. It discloses the 11th month, the month the event (change to principal and interest) occurs as the period required to be disclosed under 1026.37(b)(6)(iii) . Corrected CD and LOE to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          REVIEWER - CURED COMMENT (2024/XX/16): Sufficient Cure Provided At Closing
625488266  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     7/XX/2021   5/XX/2021         Primary      Refinance Rate/Term                      Safe Harbor QM (43-Q)                 2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - QM Employment History - Current and/or Previous          Federal Compliance - QM Employment History - Current and/or Previous Employment   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014):   Documentation lacks Date Info: Missing Employment Dates to verify two years       REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing Employment Dates to verify two years employment history for current       employment history for current and/or prior employment.                           REVIEWER - CURED COMMENT (2024/XX/21): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      and/or prior employment. (XXX/14557195)                                           Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly     REVIEWER - CURED COMMENT (2024/XX/21): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non    Escrow Payment Overdisclosed Test: Final Closing Disclosure provided on           REVIEWER - CURED COMMENT (2024/XX/21): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not    07/XX/2021 disclosed the Monthly Escrow Payment that does not match the actual    REVIEWER - CURED COMMENT (2024/XX/21): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      executed on the proper Model Form for a refinance by a creditor that is not       escrow payment for the loan.                                                      REVIEWER - CURED COMMENT (2024/XX/21): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      considered the original creditor. The H-9 form was used, the H-8 form should      Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      have been used.                                                                   Provided At Closing: Ten Percent Fee Tolerance exceeded. Total amount of $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -         exceeds tolerance of $XXX plus 10% or $XXX. Sufficient or excess cure was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Monthly Escrow Payment Overdisclosed Test: TILA-RESPA Integrated Disclosure -     provided to the borrower at Closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Loan Disclosures: Final Closing Disclosure provided on 07/XX/2021 disclosed the   Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Monthly Escrow Payment that does not match the actual escrow payment for the      Provided At Closing: Zero Percent Fee Tolerance exceeded for Title - Policy
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      loan. (Final/07/XX/2021)                                                          Guarantee Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient     excess cure was provided to the borrower at Closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee       Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or    Provided At Closing: Zero Percent Fee Tolerance exceeded for Title - Owners
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $XXX. Sufficient or excess cure was provided to the borrower at Closing. (0)      Coverage Premium (Optional). Fee Amount of $XXX exceeds tolerance of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient    Sufficient or excess cure was provided to the borrower at Closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee      Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Title - Policy Guarantee Fee. Fee Amount of $XXX exceeds   Provided At Closing: Zero Percent Fee Tolerance exceeded for Title - Electronic
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      tolerance of $XXX. Sufficient or excess cure was provided to the borrower at      Document Delivery Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing. (75229)                                                                  or excess cure was provided to the borrower at Closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Title - Owners Coverage Premium (Optional). Fee Amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (75192)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Title - Electronic Document Delivery Fee. Fee Amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (75188)
625488916  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     8/XX/2021   5/XX/2021         Primary      Construction-Permanent                   Non QM                                2              B                     B                       B                    B                                                                                                                    [2] Credit Documentation - Purchase contract date not provided.                   Purchase contract date was not provided.                                          REVIEWER - WAIVED COMMENT (2025/XX/18): Client elects to waive with comp                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - General Ability To Repay Provision Investor              Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only         REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               factors.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The    Payment: Adjustable Payment Table: Final Closing Disclosure provided on           REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Qualification Method used by the lender does not match the ATR payment            08/XX/2021 incorrectly disclosed whether the loan contains Interest Only          REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has verified disposable income of at least $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      calculation methods under 1026.43(c)(5).                                          Payments.                                                                         REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only     Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment:      REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has worked in the same position for more than 3 years.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final       Adjustable Payment Table: Final Closing Disclosure provided on 08/XX/2021         REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing Disclosure provided on 08/XX/2021 incorrectly disclosed whether the loan  disclosed a Maximum Payment amount and period that does not match the actual      REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower's monthly reserves have been verified and exceed the amount required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      contains Interest Only Payments. (Final/08/XX/2021)                               terms for the loan.                                                               REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     based on the guidelines by at least 4 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment:  Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing        1 Overdisclosed - October 2018 Construction Permanent: Loan Disclosures:          REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     The representative FICO score exceeds the guideline minimum by at least 40
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure provided on 08/XX/2021 disclosed a Maximum Payment amount and period   Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     points.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      that does not match the actual terms for the loan. (Final/08/XX/2021)             on 08/XX/2021 are overdisclosed.                                                  REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs    Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum        REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA            Payment Adjustable Rate: Projected Payments: Final Closing Disclosure provided    REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of  on 08/XX/2021 disclosed an Estimated Total Monthly Payment (Maximum) for payment  REVIEWER - CURED COMMENT (2024/XX/24): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      XXX on Final Closing Disclosure provided on 08/XX/2021 are overdisclosed.         stream 4 that does not match the actual total payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Final/08/XX/2021)                                                                Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum    Payment Adjustable Rate: Projected Payments: Final Closing Disclosure provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments:   on 08/XX/2021 disclosed an Estimated Total Monthly Payment (Maximum) for payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Final Closing Disclosure provided on 08/XX/2021 disclosed an Estimated Total      stream 3 that does not match the actual total payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Monthly Payment (Maximum) for payment stream 4 that does not match the actual     Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      total payment for the loan. (ProjSeq:4/2655342)                                   Payment Adjustable Rate Subsequent Payments: Projected Payments: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum    Disclosure provided on 08/XX/2021 disclosed an Estimated Total Monthly Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments:   for payment stream 4 that does not match the actual total payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Final Closing Disclosure provided on 08/XX/2021 disclosed an Estimated Total      Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Monthly Payment (Maximum) for payment stream 3 that does not match the actual     Payment Adjustable Rate Subsequent Payments: Projected Payments: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      total payment for the loan. (ProjSeq:3/2655341)                                   Disclosure provided on 08/XX/2021 disclosed an Estimated Total Monthly Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum    for payment stream 3 that does not match the actual total payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure -   Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an  Payment Adjustable Rate Subsequent Payments: Projected Payments: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Estimated Total Monthly Payment for payment stream 4 that does not match the      Disclosure provided on 08/XX/2021 disclosed an Estimated Total Monthly Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      actual total payment for the loan. (ProjSeq:4/2655342)                            for payment stream 2 that does not match the actual total payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum    Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure -   Payment Construction Permanent Test: Projected Payments: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an  Disclosure provided on 08/XX/2021 disclosed an Estimated Total Monthly Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Estimated Total Monthly Payment for payment stream 3 that does not match the      for payment stream 1 that does not match the actual total payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      actual total payment for the loan. (ProjSeq:3/2655341)                            Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum    Loan Terms: Final Closing Disclosure provided on 08/XX/2021 with an increasing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure -   payment disclosed the due date of the last payment of interest only that does
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an  not match the actual last payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Estimated Total Monthly Payment for payment stream 2 that does not match the      Federal Compliance - TRID Final Closing Disclosure Total Of Payments: The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      actual total payment for the loan. (ProjSeq:2/2655340)                            disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum    compared to the calculated total of payments of $XXX which exceeds the $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Payment Construction Permanent Test: TILA-RESPA Integrated Disclosure -           threshold.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an  Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Estimated Total Monthly Payment for payment stream 1 that does not match the      Cure Provided: Zero Percent Fee Tolerance exceeded for Lender Credits. Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      actual total payment for the loan. (ProjSeq:1/2655339)                            Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 08/XX/2021 with an increasing payment disclosed the due date of the   Cure Provided: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      last payment of interest only that does not match the actual last payment for     Loan). Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the loan. (Final/08/XX/2021)                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments:         Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    Disclosed Test: Projected Payments: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 08/XX/2021 disclosed an inaccurate Total of Payments on page 5 that   08/XX/2021 disclosed an escrow payment for payment stream 1 that does not match
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      does not match the actual total of payments for the loan (fee amounts included    the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      in TOP calculation are based on Closing Disclosure dated 09/XX/2021). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/08/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Lender Credit Tolerance Violation Without
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (7580)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Final Closing Disclosure provided on 08/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:1/2655339)
625488297  XXX      XXX     XXX             XXX               XXX            $XXX                  MO     7/XX/2021   6/XX/2021         Primary      Purchase                                 Safe Harbor QM (43-Q)                 1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625488282  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     12/XX/2021  6/XX/2021         Primary      Construction-Permanent                   Non QM                                2              B                     B                       B                    B                                                                                                                    [2] Credit Documentation - Purchase contract date not provided.                                                                                                     REVIEWER - WAIVED COMMENT (2025/XX/18): Client elects to waive with comp                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index:           Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Note          REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               factors.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing  reflects UST 1 year weekly.                                                       REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure provided on 12/XX/2021 did not disclose an accurate Index as           Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test:    REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has worked in the same position for more than 3 years.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      reflected on the Note. (Final/XX/20/2021)                                         Updated as per document                                                           REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every      Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until:   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower's monthly reserves have been verified and exceed the amount required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure     Updated as per document                                                           REVIEWER - CURED COMMENT (2024/XX/28): Sufficient Cure Provided At Closing                                                                                          based on the guidelines by at least 4 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 12/XX/2021 with an increasing payment did not disclose the frequency  Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TOP
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of adjustments. (Final/XX/20/2021)                                                disclosed was $XXX.                                                                                                                                                                                                                                   The representative FICO score exceeds the guideline minimum by at least 40
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only                                                                                                                                                                                                                                                            points.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 12/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/XX/20/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      XXX on Final Closing Disclosure provided on 12/XX/2021 are overdisclosed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Final/XX/20/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 12/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 01/XX/2022). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/XX/20/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Final Closing Disclosure provided on 12/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:1/2655294)
625487964  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     8/XX/2021   6/XX/2021         Primary      Refinance Cash-out - Other               Safe Harbor QM (APOR)                 1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625488298  XXX      XXX     XXX             XXX               XXX            $XXX                  MN     8/XX/2021   7/XX/2021         Primary      Purchase                                 Safe Harbor QM (APOR)                 2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically         Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided:   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to        Evidence of earlier receipt not found.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 07/XX/2021 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/07/XX/2021)
625488992  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     8/XX/2021   6/XX/2021         Primary      Purchase                                 Non QM                                2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Check Restated Loan Designation Match - General Ability  Federal Compliance - Check Restated Loan Designation Match - General Ability to   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation        Repay: Loan has been re designated at client request                              REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided did not match. However, the updated Loan Designation of Non QM matches   Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the Due Diligence Loan Designation of Non QM.                                     Days Prior to Consummation: The file is missing proof of receipt of the updated   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3        appraisal with a report date of 07/XX/2021. The appraisal is required to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014):      received no less than three business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide a copy of each valuation to applicant three (3)          Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      business days prior to consummation. (Type:Primary/07/XX/2021)                    Days Prior to Consummation: The file is missing proof of receipt of the updated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3        appraisal with a report date of 07/XX/2021. The appraisal is required to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014):      received no less than three business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide a copy of each valuation to applicant three (3)          Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      business days prior to consummation. (Client:17861/07/XX/2021)                    Cure Provided: Certification Fee was last disclosed as $XXX on Loan Estimate but
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without            disclosed as $XXX on Final Closing Disclosure dated 08/XX/2021. File does not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee      contain a valid COC for this fee, nor evidence of cure in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Certification Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7772)
625489305  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     9/XX/2021   7/XX/2021         Primary      Purchase                                 Safe Harbor QM (APOR)                 1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                      [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient                                                                                       REVIEWER - CURED COMMENT (2024/XX/26): Sufficient Cure Provided At Closing                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $XXX. Sufficient or excess cure was provided to the borrower at Closing. (0)
625488326  XXX      XXX     XXX             XXX               XXX            $XXX                  MI     2/XX/2022   12/XX/2021        Second Home  Refinance Rate/Term                      Non QM                                2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index:           Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Adjustable    REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing  Interest Rate Table: Final Closing Disclosure provided on 02/XX/2022 did not      REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure provided on 02/XX/2022 did not disclose an accurate Index as           disclose an accurate Index as reflected on the Note. (Final/02/XX/2022)           REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has worked in the same position for more than 3 years.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      reflected on the Note. (Final/02/XX/2022)                                         Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until:   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only      Final Closing Disclosure provided on 02/XX/2022 with an increasing payment        REVIEWER - CURED COMMENT (2024/XX/20): Sufficient Cure Provided At Closing                                                                                          Borrower's monthly reserves have been verified and exceed the amount required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure    disclosed the due date of the last payment of interest only that does not match                                                                                                                                                                       based on the guidelines by at least 4 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 02/XX/2022 with an increasing payment disclosed the due date of the   the actual last payment for the loan. (Final/02/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      last payment of interest only that does not match the actual last payment for     Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1                                                                                                                                                                              The qualifying DTI on the loan is at least 10% less than the guideline maximum.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the loan. (Final/02/XX/2022)                                                      Overdisclosed - October 2018 Construction Permanent: Amount of Estimated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1      Property Costs over Year 1 of XXX on Final Closing Disclosure provided on                                                                                                                                                                             The representative FICO score exceeds the guideline minimum by at least 40
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated        02/XX/2022 are overdisclosed. (Final/02/XX/2022)                                                                                                                                                                                                      points.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of  Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      XXX on Final Closing Disclosure provided on 02/XX/2022 are overdisclosed.         E-sign disclosure is provided on 01/XX/2022.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Final/02/XX/2022)                                                                Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically         Disclosed Test: Final Closing Disclosure provided on 02/XX/2022 disclosed an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to        escrow payment for payment stream 1 that does not match the actual payment for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Borrower(s) within three (3) business days of application. Initial Loan Estimate  the loan. (ProjSeq:1/2654114)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      dated 12/XX/2021 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/12/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Final Closing Disclosure provided on 02/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:1/2654114)
625488849  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     8/XX/2022   3/XX/2022         Primary      Refinance Rate/Term                      Non QM                                2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only      Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until:   SELLER - GENERAL COMMENT (2025/XX/02): Construction loan product with first year  GENERAL COMMENT (2025/XX/02): Construction loan product with first year being                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure    Final Closing Disclosure provided on 08/XX/2022 with an increasing payment        being interest only. Remaining yearts contain interest. Projected payments        interest only. Remaining yearts contain interest. Projected payments indicates
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 08/XX/2022 with an increasing payment disclosed the due date of the   disclosed the due date of the last payment of interest only that does not match   indicates first year as interest only and remaining years with interest           first year as interest only and remaining years with interest included, Monthly
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      last payment of interest only that does not match the actual last payment for     the actual last payment for the loan.                                             included, Monthly Principal & Interest indicates only interest through month 12   Principal & Interest indicates only interest through month 12 as does AP table.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the loan. (Final/08/XX/2022)                                                      Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In     as does AP table.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included    Escrow: Final Closing disclosure Page1 indicates Flood insurance in escrow..      REVIEWER - GENERAL COMMENT (2025/XX/02): SitusAMC received rebuttal that first    GENERAL COMMENT (2025/XX/16): As per CFPB guide.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing   Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account:      year interest only. However, page 1 of final CD in Loan Terms - Monthly           (https://files.consumerfinance.gov/f/documents/cfpb_trid-combined-construction-l
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure provided on 08/XX/2022 incorrectly disclosed whether property taxes    Final Closing Disclosure provided on 08/XX/2022 incorrectly disclosed whether     Principal & Interest states that includes only interest and no principal "until"  oan-guide.pdf) "For a combined disclosure the timing of the end of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      are included in escrow. (Final/08/XX/2022)                                        the loan will have an escrow account.                                             month 12. As this is 12 month interest only, the only interest would be included  interest-only period is the due date of the last interest-only periodic payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account:  Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account:  "until" month 13. 13th month starts principal & interest payment. Corrected CD    the consumer will make before switching to principal and interest payments." Due
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure     Final Closing Disclosure provided on 08/XX/2022 incorrectly disclosed whether     and LOE to borrower to cure.                                                      date of 12th and final interest only payment is the 12th month
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 08/XX/2022 incorrectly disclosed whether the loan will have an        the loan will have an escrow account.                                             SELLER - GENERAL COMMENT (2025/XX/16): As per CFPB guide.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      escrow account. (Final/08/XX/2022)                                                Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient    (https://files.consumerfinance.gov/f/documents/cfpb_trid-combined-construction-l
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow       Cure Provided: Lender Credits Fee was last disclosed as -$XXX on Loan Estimate    oan-guide.pdf) "For a combined disclosure the timing of the end of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing       but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid  interest-only period is the due date of the last interest-only periodic payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure provided on 08/XX/2022 incorrectly disclosed whether the loan will     Change of circumstance for this fee, nor evidence of cure in file.                the consumer will make before switching to principal and interest payments." Due
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      have an escrow account. (Final/08/XX/2022)                                        Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient     date of 12th and final interest only payment is the 12th month
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Lender Credit Tolerance Violation Without           Cure Provided: Tax service Fee was last disclosed as $XXX on Loan Estimate but    REVIEWER - GENERAL COMMENT (2025/XX/17): SitusAMC received rebuttal on until
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee       disclosed as $XXX on Final Closing Disclosure. File does not contain a valid      period. However, Terms of the loan provide for a 12 month interest only period
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX exceeds       Change of circumstance for this fee, nor evidence of cure in file.                during construction phase which means the due date of the first principal and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)                                                                                    interest payment occurs on month 13 or year 2. Comment 37(b)(8)-2 provides: (ii)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without                                                                                              The dates required to be disclosed by paragraphs (b)(6)(iii) shall be disclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee                                                                                        as the year in which the event occurs, counting from the due date of the initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $XXX                                                                                           periodic payment. Also see page 23 of the combined construction loan guide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.                                                                                    (https://files.consumerfinance.gov/f/documents/cfpb_trid-combined-construction-l
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (7580)                                                                                                                                                              oan-guide.pdf) provided in the rebuttal. This page provides guidance and an example for compliant disclosure for interest only period bullet. The example provided is a 10 month interest only construction loan and on the second row of the table the corresponding compliant disclosure is “Includes only interest and no principal until mo. 11”. Note that the example does not list only interest until month 10 on a 10 month construction loan. It discloses the 11th month, the month the event (change to principal and interest) occurs as the period required to be disclosed under 1026.37(b)(6)(iii) . Corrected CD and LOE to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
625488980  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     9/XX/2022   3/XX/2022         Primary      Refinance Rate/Term                      Non QM                                2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent        Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes    REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final  Test: Final Closing Disclosure provided on 09/XX/2022 disclosed a Subsequent      REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing Disclosure provided on 09/XX/2022 disclosed a Subsequent Changes period   Changes period that does not match the actual terms for the loan.                 REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      that does not match the actual terms for the loan. (Final/09/XX/2022)             Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs    1 Overdisclosed - October 2018 Construction Permanent: Escrowed Property Costs    REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA            over Year 1 of XXX on Final Closing Disclosure provided on 09/XX/2022 are over    REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of  disclosed.                                                                        REVIEWER - CURED COMMENT (2024/XX/20): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      XXX on Final Closing Disclosure provided on 09/XX/2022 are overdisclosed.         Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Final/09/XX/2022)                                                                Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum    on 09/XX/2022 disclosed an Estimated Total Monthly Payment for payment stream 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure -   that does not match the actual total payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Projected Payments: Final Closing Disclosure provided on 09/XX/2022 disclosed an  Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Estimated Total Monthly Payment for payment stream 3 that does not match the      Final Closing Disclosure provided on 09/XX/2022 disclosed a mortgage insurance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      actual total payment for the loan. (ProjSeq:3/2654433)                            payment for payment stream 4 that does not match the actual payment for the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance         loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing     Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure provided on 09/XX/2022 disclosed a mortgage insurance payment for      Starting In: Final Closing Disclosure provided on 09/XX/2022 with an increasing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      payment stream 4 that does not match the actual payment for the loan.             payment disclosed the due date of the first adjustment that does not match the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:4/2654434)                                                               actual due date for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every      Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing         Final Closing Disclosure provided on 09/XX/2022 with an increasing payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure provided on 09/XX/2022 with an increasing payment disclosed the due    disclosed the due date of the last payment of interest only that does not match
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      date of the first adjustment that does not match the actual due date for the      the actual last payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      loan. (Final/09/XX/2022)                                                          Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only      Disclosed Test: Final Closing Disclosure provided on 09/XX/2022 disclosed an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure    escrow payment for payment stream 1 that does not match the actual payment for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 09/XX/2022 with an increasing payment disclosed the due date of the   the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      last payment of interest only that does not match the actual last payment for the loan. (Final/09/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Final Closing Disclosure provided on 09/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:1/2654431)
625488240  XXX      XXX     XXX             XXX               XXX            $XXX                  MN     5/XX/2022   4/XX/2022         Primary      Refinance Rate/Term                      Non QM                                2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only      Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until:   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure    Final Closing Disclosure provided on 05/XX/2022 with an increasing payment        REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 05/XX/2022 with an increasing payment disclosed the due date of the   disclosed the due date of the last payment of interest only that does not match   REVIEWER - CURED COMMENT (2024/XX/20): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      last payment of interest only that does not match the actual last payment for     the actual last payment for the loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the loan. (Final/XX/20/2022)                                                      Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1      Overdisclosed - October 2018 Construction Permanent: Amount of Estimated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated        Property Costs over Year 1 of XXX on Final Closing Disclosure provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of  Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      XXX on Final Closing Disclosure provided on 05/XX/2022 are overdisclosed.         Disclosed Test: Final Closing Disclosure provided on 05/XX/2022 disclosed an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Final/XX/20/2022)                                                                escrow payment for payment stream 1 that does not match the actual payment for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment   the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Final Closing Disclosure provided on 05/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:1/2654348)
625488306  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     10/XX/2022  8/XX/2022         Primary      Purchase                                 Safe Harbor QM (APOR)                 2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided:         Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue Date  REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on  Not Provided                                                                      REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      10/XX/2022 did not disclose the actual Date Issued. Unable to conclusively        Federal Compliance - TRID Interim Closing Disclosure Timing Irregular
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine Final Closing disclosure to use to test for compliance with applicable  Transactions Test: Corrected Closing Disclosure provided on or after 10/XX/2022
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures   contains a change in APR and was not received by borrower at least three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      at or before consummation due to missing Issue Date. Tested using an estimated    business days prior to consummation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date Issued based on best information available. (Interim/10/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure provided on or after 10/XX/2022 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
625489656  XXX      XXX     XXX             XXX               XXX            $XXX                  MO     10/XX/2022  9/XX/2022         Primary      Construction-Permanent                   Non QM                                2              B                     B                       B                    B                                                                                                                    [2] Application / Processing - Missing Document: Purchase Agreement / Sales       The purchase agreement is missing in the file.                                    REVIEWER - WAIVED COMMENT (2025/XX/06): Comp factors used to waive exception                                                                                                                                                                                                                                                                                                                                                      2                 B                        B                          B                       B                      [2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided:         Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing     REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Contract not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on  Disclosure estimated to be provided on 10/XX/2022 did not disclose the actual     REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      10/XX/2022 did not disclose the actual Date Issued. Unable to conclusively        Date Issued. Incomplete Closing disclosure in the file, provide attestation that  REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has verified disposable income of at least $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine Final Closing disclosure to use to test for compliance with applicable  this CD was not issued to the borrower                                            REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures   Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing     REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has worked in the same position for more than 3 years.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      at or before consummation due to missing Issue Date. Tested using an estimated    Disclosure estimated to be provided on 10/XX/2022 did not disclose the actual     REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date Issued based on best information available. (Initial/10/XX/2022)             Date Issued. Incomplete Closing disclosure in the file, provide attestation that  REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower's monthly reserves have been verified and exceed the amount required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided:         this CD was not issued to the borrower                                            REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     based on the guidelines by at least 4 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on  Document Error - TRID Closing Disclosure: "Product" in Loan Details section is    REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      10/XX/2022 did not disclose the actual Date Issued. Unable to conclusively        blank.: Incomplete Closing disclosure in the file, provide attestation that this  REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     The representative FICO score exceeds the guideline minimum by at least 40
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine Final Closing disclosure to use to test for compliance with applicable  CD was not issued to the borrower                                                 REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     points.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures   Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Final         REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      at or before consummation due to missing Issue Date. Tested using an estimated    Closing Disclosure provided on 10/XX/2022 did not disclose an accurate Index as   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date Issued based on best information available. (Interim/10/XX/2022)             reflected on the Note.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Document Error - TRID Closing Disclosure: "Product" in Loan Details section   Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      is blank.: Date Issued: 10/XX/2022, Date Issued: 10/XX/2022                       Test: Final Closing Disclosure provided on 10/XX/2022 did not disclose an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index:           accurate Index as reflected on the Note.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing  Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure provided on 10/XX/2022 did not disclose an accurate Index as           1 Overdisclosed - October 2018 Construction Permanent: Loan Disclosures:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      reflected on the Note. (Final/10/XX/2022)                                         Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent        on 10/XX/2022 are overdisclosed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final  Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing Disclosure provided on 10/XX/2022 disclosed a Subsequent Changes period   Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      that does not match the actual terms for the loan. (Final/10/XX/2022)             on 10/XX/2022 disclosed an Estimated Total Monthly Payment for payment stream 4
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs    that does not match the actual total payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA            Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of  Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      XXX on Final Closing Disclosure provided on 10/XX/2022 are overdisclosed.         on 10/XX/2022 disclosed an Estimated Total Monthly Payment for payment stream 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Final/10/XX/2022)                                                                that does not match the actual total payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum    Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure -   Final Closing Disclosure provided on 10/XX/2022 disclosed a mortgage insurance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Projected Payments: Final Closing Disclosure provided on 10/XX/2022 disclosed an  payment for payment stream 4 that does not match the actual payment for the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Estimated Total Monthly Payment for payment stream 4 that does not match the      loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      actual total payment for the loan. (ProjSeq:4/2654731)                            Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum    Final Closing Disclosure provided on 10/XX/2022 disclosed a mortgage insurance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure -   payment for payment stream 3 that does not match the actual payment for the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Projected Payments: Final Closing Disclosure provided on 10/XX/2022 disclosed an  loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Estimated Total Monthly Payment for payment stream 3 that does not match the      Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      actual total payment for the loan. (ProjSeq:3/2654730)                            Starting In: Final Closing Disclosure provided on 10/XX/2022 with an increasing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance         payment disclosed the due date of the first adjustment that does not match the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing     actual due date for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure provided on 10/XX/2022 disclosed a mortgage insurance payment for      Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      payment stream 4 that does not match the actual payment for the loan.             Final Closing Disclosure provided on 10/XX/2022 with an increasing payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:4/2654731)                                                               disclosed the due date of the last payment of interest only that does not match
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance         the actual last payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing     Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure provided on 10/XX/2022 disclosed a mortgage insurance payment for      Final Closing Disclosure provided on 10/XX/2022 with an increasing payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      payment stream 3 that does not match the actual payment for the loan.             disclosed the earliest date of the maximum possible amount of principal and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:3/2654730)                                                               interest that does not match the actual earliest date for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure provided on 10/XX/2022 with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (Final/10/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 10/XX/2022 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/10/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 10/XX/2022 with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Final/10/XX/2022)
625489228  XXX      XXX     XXX             XXX               XXX            $XXX                  MO     10/XX/2022  9/XX/2022         Primary      Refinance Cash-out - Other               Safe Harbor QM (43-Q)                 1              A                     A                       A                    A                                                                                                                    [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Total                                                                                         REVIEWER - WAIVED COMMENT (2025/XX/06): Comp factors used to waive exception.                                                                                                                                                                                                                                                                                                                                                     1                 A                        A                          A                       A                      [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient                                                                                       REVIEWER - CURED COMMENT (2024/XX/23): Sufficient Cure Provided within 60 Days                                                                                      Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           cash-out discrepancy.: HUD-1 total cash-out of $XXX is greater than Guideline                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Ten Percent Fee                                                                                        of Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                           total cash-out of $XXX.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or                                                                                      REVIEWER - CURED COMMENT (2024/XX/23): Sufficient Cure Provided within 60 Days                                                                                      Borrower has owned the subject property for at least 5 years.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $XXX. Sufficient or excess cure was provided to the borrower. (0)                                                                                                   of Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient                                                                                                                                                                                                                                                          Borrower has verified disposable income of at least $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance                                                                                                                                                                                                                                                          Borrower has worked in the same position for more than 3 years.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of $XXX. Sufficient or excess cure was provided to the borrower. (7520)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The qualifying DTI on the loan is at least 10% less than the guideline maximum.
625488853  XXX      XXX     XXX             XXX               XXX            $XXX                  MN     10/XX/2022  9/XX/2022         Primary      Purchase                                 Non QM                                2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Check Restated Loan Designation Match - General Ability  Federal Compliance - Check Restated Loan Designation Match - General Ability to   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation        Repay: Loan has been re designated at client request                              REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided did not match. However, the updated Loan Designation of Non QM matches   Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment:    REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the Due Diligence Loan Designation of Non QM.                                     Final Closing Disclosure provided on 10/XX/2022 disclosed a mortgage insurance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3        payment for payment stream 4 that does not match the actual payment for the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014):      loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide a copy of each valuation to applicant three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      business days prior to consummation. (Type:Primary/09/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure provided on 10/XX/2022 disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:4/2659333)
625489685  XXX      XXX     XXX             XXX               XXX            $XXX                  MO     11/XX/2022  10/XX/2022        Primary      Purchase                                 Non QM                                2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs    Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA            1 Overdisclosed - October 2018 Construction Permanent: Final Closing disclosure   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of  page 1 lists escrows as $XXX+$ XXX total $XXX, however page 4 total states $XXX   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      XXX on Final Closing Disclosure provided on 11/XX/2022 are overdisclosed.         annually which comes monthly $XXX.                                                REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Final/11/XX/2022)                                                                Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum        REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum    Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure provided    REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure -   on 11/XX/2022 disclosed an Estimated Total Monthly Payment for payment stream 4
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Projected Payments: Final Closing Disclosure provided on 11/XX/2022 disclosed an  that does not match the actual total payment for the loan due Subject
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Estimated Total Monthly Payment for payment stream 4 that does not match the      Transaction is 1 year Interest only due to Construction Permanent.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      actual total payment for the loan. (ProjSeq:4/2654963)                            Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum    Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure -   on 11/XX/2022 disclosed an Estimated Total Monthly Payment for payment stream 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Projected Payments: Final Closing Disclosure provided on 11/XX/2022 disclosed an  that does not match the actual total payment for the loan due Subject
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Estimated Total Monthly Payment for payment stream 3 that does not match the      Transaction is 1 year Interest only due to Construction Permanent.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      actual total payment for the loan. (ProjSeq:3/2654962)                            Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every      Starting In: Loan term is of 30 years, Note document shows 360 months which
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing         include 1 year of Interest only period due to Construction Permanent.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure provided on 11/XX/2022 with an increasing payment disclosed the due    Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      date of the first adjustment that does not match the actual due date for the      Loan term is of 30 years, Note document shows 360 months which include 1 year of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      loan. (Final/11/XX/2022)                                                          Interest only period due to Construction Permanent.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only      Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure    Closing Disclosure provided on 11/XX/2022 disclosed an inaccurate Total of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 11/XX/2022 with an increasing payment disclosed the due date of the   Payments on page 5 that does not match the actual total of payments for the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      last payment of interest only that does not match the actual last payment for     loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the loan. (Final/11/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 11/XX/2022 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 11/XX/2022). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/11/XX/2022)
625488544  XXX      XXX     XXX             XXX               XXX            $XXX                  MO     5/XX/2023   4/XX/2023         Primary      Construction-Permanent                   Non QM                                2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index:           Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Adjustable    REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing  Interest Rate Table Final Closing Disclosure provided on 05/XX/2023 did not       REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure provided on 05/XX/2023 did not disclose an accurate Index as           disclose an accurate Index as reflected on the Note                               REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      reflected on the Note. (Final/05/XX/2023)                                         Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only         REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only     Payment: Adjustable Payment Table: Final Closing Disclosure provided on           REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final       05/XX/2023 incorrectly disclosed whether the loan contains Interest Only          REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing Disclosure provided on 05/XX/2023 incorrectly disclosed whether the loan  Payments.                                                                         REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      contains Interest Only Payments. (Final/05/XX/2023)                               Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment:      REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment:  Final closing disclosure disclosed payment stream 4 Estimated Total Monthly       REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing        payment Maximum at $XXX. However payment is calculating at $XXX                   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure provided on 05/XX/2023 disclosed a Maximum Payment amount and period   Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      that does not match the actual terms for the loan. (Final/05/XX/2023)             1 Overdisclosed - October 2018 Construction Permanent: Escrowed Property Costs    REVIEWER - CURED COMMENT (2024/XX/23): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs    over Year 1 of $XXX is over disclosed. Monthly Taxes ($XXX) and Insurance ($XXX)  REVIEWER - CURED COMMENT (2024/XX/28): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA            totaling $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of  Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      XXX on Final Closing Disclosure provided on 05/XX/2023 are overdisclosed.         Payment Adjustable Rate: Final closing disclosure disclosed payment stream 4
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Final/05/XX/2023)                                                                Estimated Total Monthly payment at $XXX. However payment is calculating at $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum    Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments:   Payment Adjustable Rate: Final closing disclosure disclosed payment stream 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Final Closing Disclosure provided on 05/XX/2023 disclosed an Estimated Total      Estimated Total Monthly payment Maximum at $XXX. However payment is calculating
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Monthly Payment (Maximum) for payment stream 4 that does not match the actual     at $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      total payment for the loan. (ProjSeq:4/2658120)                                   Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum    Payment Adjustable Rate Subsequent Payments: Final closing disclosure disclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments:   payment stream 2 Estimated Total Monthly payment at $XXX. However payment is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Final Closing Disclosure provided on 05/XX/2023 disclosed an Estimated Total      calculating at XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Monthly Payment (Maximum) for payment stream 3 that does not match the actual     Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      total payment for the loan. (ProjSeq:3/2658119)                                   Payment Adjustable Rate Subsequent Payments: Final closing disclosure disclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum    payment stream 3 Estimated Total Monthly payment at $XXX. However payment is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure -   calculating at $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Projected Payments: Final Closing Disclosure provided on 05/XX/2023 disclosed an  Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Estimated Total Monthly Payment for payment stream 4 that does not match the      Overdisclosed - October 2018 Construction Permanent: Based on appraisal provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      actual total payment for the loan. (ProjSeq:4/2658120)                            HOA dues are $XXX per year $XXX monthly.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum    Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure -   Starting In: First payment adjustment does not match the due date for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Projected Payments: Final Closing Disclosure provided on 05/XX/2023 disclosed an  Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Estimated Total Monthly Payment for payment stream 3 that does not match the      Data updated as per Final Closing Disclosure provided on 05/XX/2023
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      actual total payment for the loan. (ProjSeq:3/2658119)                            Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1    Provided At Closing: Recording Fee was last disclosed as $XXX on LE but
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated        disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of XXX on  for this fee, nor evidence of cure in file. Provide a post-close CD disclosing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Final Closing Disclosure provided on 05/XX/2023 are overdisclosed.                the tolerance cure to include $XXX, a copy of refund check, proof of delivery,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Final/05/XX/2023)                                                                and a copy of the letter of explanation sent to the borrower disclosing the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every      changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure provided on 05/XX/2023 with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (Final/05/XX/2023)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 05/XX/2023 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/05/XX/2023)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Final Closing Disclosure provided on 05/XX/2023 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:1/2658117)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      $XXX. Sufficient or excess cure was provided to the borrower at Closing. (0)
625489403  XXX      XXX     XXX             XXX               XXX            $XXX                  MO     9/XX/2023   8/XX/2023         Primary      Construction-Permanent                   Non QM                                2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent       Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change    REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Change Frequency: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate     Frequency: The CD indicates that the 1st year of payments are interest only       REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Table: Final Closing Disclosure provided on 09/XX/2023 disclosed a Subsequent     during the construction period. The note does not reflect the interest only       REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Changes frequency that does not match the actual subsequent change frequency for  payments.                                                                         REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the loan. (Final/09/XX/2023)                                                      Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: The  REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment:  CD indicates that the 1st year of payments are interest only during the           REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing        construction period. The note does not reflect the interest only payments.        REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure provided on 09/XX/2023 disclosed a Maximum Payment amount and period   Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      that does not match the actual terms for the loan. (Final/09/XX/2023)             1 Overdisclosed - October 2018 Construction Permanent: Loan Disclosures:          REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs    Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA            on 09/XX/2023 are over disclosed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of  Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      XXX on Final Closing Disclosure provided on 09/XX/2023 are overdisclosed.         Overdisclosed - October 2018 Construction Permanent: Non Escrowed Property Costs
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Final/09/XX/2023)                                                                over Year 1 of XXX on Final Closing Disclosure provided on 09/XX/2023 are over
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1    disclosed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated        Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of XXX on  The CD indicates that the 1st year of payments are interest only during the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Final Closing Disclosure provided on 09/XX/2023 are overdisclosed.                construction period. The note does not reflect the interest only payments.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Final/09/XX/2023)                                                                Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: The CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only      indicates that the 1st year of payments are interest only during the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure    construction period. The note does not reflect the interest only payments.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 09/XX/2023 with an increasing payment disclosed the due date of the   Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      last payment of interest only that does not match the actual last payment for     The CD indicates that the 1st year of payments are interest only during the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the loan. (Final/09/XX/2023)                                                      construction period. The note does not reflect the interest only payments.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount:        Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided  Adjustable Rate Subsequent Payments: The CD indicates that the 1st year of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      on 09/XX/2023 with an increasing payment disclosed the maximum possible amount    payments are interest only during the construction period. The note does not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of principal and interest that does not match the actual maximum amount for the   reflect the interest only payments.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      loan. (Final/09/XX/2023)                                                          Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In      Adjustable Rate Subsequent Payments: The CD indicates that the 1st year of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure     payments are interest only during the construction period. The note does not provided on 09/XX/2023 with an increasing payment disclosed the earliest date of  reflect the interest only payments.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Final/09/XX/2023)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Projected Payments: Final Closing Disclosure provided on 09/XX/2023 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2655214)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Projected Payments: Final Closing Disclosure provided on 09/XX/2023 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2655213)
625489304  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     12/XX/2016  10/XX/2016        Investment   Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3        Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014):      Days Prior to Consummation: Verification of appraisal was delivered to borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide a copy of each valuation to applicant three (3)          not provided in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      business days prior to consummation. (Client:18451/11/XX/2016)
625489705  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     3/XX/2017   1/XX/2017         Investment   Purchase                                                                       1              A                     A                       A                    A                                                                                                                    [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign                                                                                     REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                  1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                              Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Consent Agreement                                                                                                                                                   factor.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Income Documentation - REO Documents are missing.: Address: Costa Rica,                                                                                         REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower has verified disposable income of at least $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Insurance Verification, Statement, Tax Verification                                                                                                                 factor .
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrower has worked in the same position for more than 3 years.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.
625488429  XXX      XXX     XXX             XXX               XXX            $XXX                  RI     5/XX/2017   4/XX/2017         Investment   Purchase                                                                       1              A                     A                       A                    A                                                                                                                    [2] Income Documentation - Income Docs Missing:: Borrower: XXX 1065 (2016), K-1   The 1065 (2016), K-1 (2016), and year-to-date P&L Statement were not received     REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                  1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                              Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           (2016), P&L Statement                                                             for XXX. Also, missing a year-to-date P&L for XXX.                                factors.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrower has worked in the same position for more than 3 years.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The representative FICO score exceeds the guideline minimum by at least 40 points.
625488395  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     1/XX/2018   12/XX/2017        Primary      Refinance Cash-out - Other               Non QM                                2              B                     B                       B                    B                                                                                                                    [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign   E-Sign Consent Agreement is not provided.                                         REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                  2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate            Federal Compliance - ARM Disclosure Status Test: ARM loan program disclosure not  REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Consent Agreement                                                                                                                                                   factor.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                disclosure: ARM loan program disclosure not provided to the borrower.             provided to the borrower.                                                         REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Check Restated Loan Designation Match - General Ability  Federal Compliance - Check Restated Loan Designation Match - General Ability to   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has verified disposable income of at least $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation        Repay: Client restates designation to Non-QM                                      REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided did not match. However, the updated Loan Designation of Non QM matches   Federal Compliance - General Ability To Repay Provision Investor Qualification                                                                                                                                                                        Borrower has worked in the same position for more than 3 years.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the Due Diligence Loan Designation of Non QM.                                     Method not Matching ATR: The Qualification Method used by the lender does not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - General Ability To Repay Provision Investor              match the ATR payment calculation methods under 1026.43(c)(5).                                                                                                                                                                                        The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The    Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Verified                                                                                                                                                                       by at least 10%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Qualification Method used by the lender does not match the ATR payment            data updated as per provided documents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      calculation methods under 1026.43(c)(5).                                                                                                                                                                                                                                                                                                The Loan to Value (LTV) on the loan is less than or equal to 70%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 01/XX/2018                                                                                                                                                                                                                                                          The Loan to Value (LTV) on the loan is less than the guideline maximum by at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      not received by borrower at least four (4) business days prior to closing.                                                                                                                                                                                                                                                              least 10%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Interim/01/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The representative FICO score is above 680.
625489309  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     2/XX/2018   2/XX/2018         Investment   Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal      Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal          REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor  Disclosure Not Provided Timely: Right to Receive a Copy of appraisal is not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      did not provide "Right to Receive a Copy" appraisal disclosure to applicant       provided to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      within three (3) business days of application or determination of first lien status.
625489491  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     12/XX/2019  9/XX/2019         Second Home  Purchase                                 Non QM                                2              B                     B                       B                    B                                                                                                                    [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign   E-sign Consent Agreement is missing.                                              REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                  2                 B                        B                          B                       B                      [2] Federal Compliance - Check Restated Loan Designation Match - General Ability  Federal Compliance - Check Restated Loan Designation Match - General Ability to   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                   GENERAL COMMENT (2025/XX/08): Amex account is a charge account. (Open Account)    Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Consent Agreement                                                                                                                                                   factor.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation        Repay: Client restates designation to Non-QM                                      REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                   Borrower has sufficient assets to pay in full. In addition borrower is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided did not match. However, the updated Loan Designation of Non QM matches   Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -         REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                   authorized user                                                                   Borrower has verified disposable income of at least $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the Due Diligence Loan Designation of Non QM.                                     Reason: Loan Disclosures: Final Closing Disclosure provided on 12/XX/2019         REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -     incorrectly disclosed whether the loan will have an escrow account.                                                                                                                                                                                   Borrower has worked in the same position for more than 3 years.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing        Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure provided on 12/XX/2019 incorrectly disclosed whether the loan will     Cure Provided: The Recording fee was previiously disclosed to the borrower on                                                                                                                                                                         Borrower's monthly reserves have been verified and exceed the guideline required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      have an escrow account. (Final/12/XX/2019)                                        the Loan estimate as $XXX but it increased on the closing disclosure as $XXX                                                                                                                                                                          amount by the equivalent of 4 months PITIA or more.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient  with no cure provided to the borrower. Insufficient or no cure was provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance        the borrowe                                                                                                                                                                                                                                           Borrowers made a down payment from their own funds on this purchase transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.        Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient                                                                                                                                                                         of at least 5% and $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Insufficient or no cure was provided to the borrower. (0)                         Cure Provided: The Credit report fee was previiously disclosed to the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without            on the Loan estimate as $XXX but it increased on the closing disclosure as $XXX                                                                                                                                                                       The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee      with no cure provided to the borrower. Insufficient or no cure was provided to                                                                                                                                                                        by at least 10%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance    the borrowe
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of $XXX. Insufficient or no cure was provided to the borrower. (7520)                                                                                                                                                                                                                                                                   The qualifying DTI on the loan is at least 10% less than the guideline maximum.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The representative FICO score exceeds the guideline minimum by at least 40 points.
625488812  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     10/XX/2020  8/XX/2020         Investment   Refinance Rate/Term                                                            1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625489223  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     4/XX/2020   3/XX/2020         Primary      Purchase                                 Temporary SHQM (GSE/Agency Eligible)  1              A                     A                       A                    A                                                                                                                    [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign                                                                                     REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                  1                 A                        A                          A                       A                      [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient                                                                                       REVIEWER - CURED COMMENT (2024/XX/20): Sufficient Cure Provided At Closing                                                                                          Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Consent Agreement                                                                                                                                                   factors.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Guideline Issue - This loan closed during the COVID-19 affected timeframe.                                                                                      REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or                                                                                                                                                                                                                                                          Borrower has verified disposable income of at least $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Asset Account date is more than 60 days prior to the Note date or notary date.:                                                                                     factors.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX. Sufficient or excess cure was provided to the borrower at Closing. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                           Financial Institution: XXX // Account Type: Individual Retirement Account (IRA)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Borrower has worked in the same position for more than 3 years.
                                                                                                                                                                                                                                                                                                                                                                                                                                           / Account Number: XXX Note Date: 04/XX/2020; Notary Date: 04/XX/2020
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The qualifying DTI on the loan is at least 10% less than the guideline maximum.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The qualifying DTI on the loan is less than or equal to 35%.
625489483  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     5/XX/2020   3/XX/2020         Investment   Purchase                                                                       1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625489068  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     5/XX/2020   3/XX/2020         Primary      Refinance Cash-out - Other               Non QM                                2              B                     B                       B                    B                                                                                                                    [2] Income Documentation - REO Documents are missing.: Address: XXX, MA           Provide Mortgage statement for the property XXXXXXXXXXXXXXXXX, rental property    REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                  2                 B                        B                          B                       B                      [2] Federal Compliance - General Ability To Repay Provision Investor              Federal Compliance - General Ability To Repay Provision Investor Qualification    REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Statement                                                                         is missing.                                                                       factors.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The    Method not Matching ATR: The Qualification Method used by the lender does not     REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Qualification Method used by the lender does not match the ATR payment            match the ATR payment calculation methods.                                        REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has owned the subject property for at least 5 years.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      calculation methods under 1026.43(c)(5).                                          State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible     Benefit Worksheet Not in File: Tangible Net Benefit Worksheet is missing in the                                                                                                                                                                       Borrower has worked in the same position for more than 3 years.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan   file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      file of document or worksheet indicating how the lender determined that the home  Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided:                                                                                                                                                                       Borrower's monthly reserves have been verified and exceed the amount required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      loan is in the borrower's interest.                                               Loan Estimate not delivered to Borrower(s) within three (3) business days of                                                                                                                                                                          based on the guidelines by at least 4 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically         application. Initial Loan Estimate dated 03/XX/2020 was electronically provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to        without or prior to borrower's consent to receive electronic disclosures.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 03/XX/2020 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/03/XX/2020)
625488739  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     7/XX/2020   6/XX/2020         Primary      Purchase                                 Non QM                                2              B                     B                       B                    B                                                                                                                    [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign                                                                                     REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                  2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate            Federal Compliance - ARM Disclosure Timing Test: ARM loan program disclosure not  REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Consent Agreement                                                                                                                                                   factors.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure: ARM loan program disclosure not provided to the borrower within       provided to the borrower within three (3) days of application.                    REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      three (3) days of application.                                                                                                                                      REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has verified disposable income of at least $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Massachusetts Late Charge Percent Testing: Massachusetts
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of                                                                                                                                                                                                                                                          Borrower has worked in the same position for more than 3 years.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      3%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA NMLSR - Individual Originator License Status Not                                                                                                                                                                                                                                                          Borrower's monthly mortgage payment has decreased by at least 20%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Originator not in approved license status to conduct loan origination                                                                                                                                                                                                                                                                   Borrower's monthly reserves have been verified and exceed the amount required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      activities.                                                                                                                                                                                                                                                                                                                             based on the guidelines by at least 4 months.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The representative FICO score exceeds the guideline minimum by at least 40 points.
625489264  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     6/XX/2020   5/XX/2020         Primary      Purchase                                 Non QM                                2              B                     B                       A                    A                                                                                                                    [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign   E-sign Consent Agreement is missing.                                              REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                  2                 B                        B                          A                       A                      [2] Federal Compliance - Check Restated Loan Designation Match - General Ability  Federal Compliance - Check Restated Loan Designation Match - General Ability to   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has verified disposable income of at least $XXX.                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Consent Agreement                                                                                                                                                   factors.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation        Repay: Client restates designation to Non-QM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided did not match. However, the updated Loan Designation of Non QM matches                                                                                                                                                                                                                                                         Borrower has worked in the same position for more than 3 years.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the Due Diligence Loan Designation of Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The qualifying DTI on the loan is at least 10% less than the guideline maximum.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The representative FICO score exceeds the guideline minimum by at least 40 points.
625489118  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     7/XX/2020   6/XX/2020         Primary      Purchase                                 Safe Harbor QM                        1              A                     A                       A                    A                                                                                                                    [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign                                                                                     REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                  1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                              Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Consent Agreement                                                                                                                                                   factors.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrower has verified disposable income of at least $XXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrower has worked in the same position for more than 3 years.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The qualifying DTI on the loan is at least 10% less than the guideline maximum.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The representative FICO score exceeds the guideline minimum by at least 40 points.
625489132  XXX      XXX     XXX             XXX               XXX            $XXX                  RI     8/XX/2020   7/XX/2020         Second Home  Purchase                                 Safe Harbor QM                        2              B                     B                       B                    B                                                                                                                    [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign   Calculated combined loan to value percentage of XXX% exceeds Guideline combined   REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                  2                 B                        B                          B                       B                      [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient  Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient      REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Consent Agreement                                                                 loan to value percentage of XXX% exceeds Guideline loan to value percentage of    factors.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance        Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined    75.00000%.                                                                        REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                                                                                                                                       exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.        tolerance of $XXX plus 10% or $XXX. Insufficient, So Please provide COC/Final CD                                                                                                                                                                      Borrower has verified disposable income of at least $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                           loan to value discrepancy.: Calculated combined loan to value percentage of XXX%                                                                                    factors.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Insufficient or no cure was provided to the borrower. (0)                         for changed fee amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                           exceeds Guideline loan to value percentage of 75.00000%.                                                                                                            REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower has worked in the same position for more than 3 years.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               factors.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The qualifying DTI on the loan is at least 10% less than the guideline maximum.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The representative FICO score exceeds the guideline minimum by at least 40 points.
625488471  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     9/XX/2020   7/XX/2020         Primary      Purchase                                 Non QM                                2              B                     B                       B                    B                                                                                                                    [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign   E-sign Consent Agreement is missing.                                              REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                  2                 B                        B                          B                       B                      [2] Federal Compliance - Check Restated Loan Designation Match - General Ability  Federal Compliance - Check Restated Loan Designation Match - General Ability to   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has verified disposable income of at least $XXX.                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Consent Agreement                                                                                                                                                   factors.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation        Repay: Client restates designation to Non-QM                                      REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided did not match. However, the updated Loan Designation of Non QM matches   Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver:                                                                                                                                                                           Borrower's monthly reserves have been verified and exceed the amount required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the Due Diligence Loan Designation of Non QM.                                     Initial CD issued 9/XX/2020 and received by the borrower 9/XX/2020 which is less                                                                                                                                                                      based on the guidelines by at least 4 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver:   than three business days prior to closing of 9/XX/2020.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s)                                                                                                                                                                                                                                                        Borrowers made a down payment from their own funds on this purchase transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      at least three (3) business days prior to closing. (Initial/09/XX/2020)                                                                                                                                                                                                                                                                 of at least 5% and $XXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The qualifying DTI on the loan is at least 10% less than the guideline maximum.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The representative FICO score exceeds the guideline minimum by at least 40 points.
625488993  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     9/XX/2020   7/XX/2020         Investment   Purchase                                                                       1              A                     A                       A                    A                                                                                                                    [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign   FICO score of 678 is less than Guideline FICO score of 680.                       REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                  1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                              Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Consent Agreement                                                                                                                                                   factors.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO                                                                                      REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower has verified disposable income of at least $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                           score discrepancy.: Representative FICO score of 678 is less than Guideline                                                                                         factors.
                                                                                                                                                                                                                                                                                                                                                                                                                                           representative FICO score of 680.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Borrower has worked in the same position for more than 3 years.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The qualifying DTI on the loan is at least 10% less than the guideline maximum.
625489154  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     10/XX/2020  9/XX/2020         Primary      Purchase                                 Non QM                                2              B                     B                       B                    B                                                                                                                    [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign   E-sign Consent Agreement is missing.                                              REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                  2                 B                        B                          B                       B                      [2] Federal Compliance - General Ability To Repay Provision Investor              Federal Compliance - TRID Interim Closing Disclosure Timing Irregular             REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has verified disposable income of at least $XXX.                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Consent Agreement                                                                 Verification of Rent (VOR) is missing.                                            factors.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The    Transactions Test: Corrected Closing Disclosure provided on or after 10/XX/2020   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Credit Documentation - Missing Document: Verification of Rent (VOR) /                                                                                           REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Qualification Method used by the lender does not match the ATR payment            contains a change in APR and was not received by borrower at least three (3)                                                                                                                                                                          Borrowers made a down payment from their own funds on this purchase transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                           Verification of Mortgage (VOM) not provided                                                                                                                         factors.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               calculation methods under 1026.43(c)(5).                                          business days prior to consummation                                                                                                                                                                                                                   of at least 5% and $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing                                                                                                                                                                                                                                                                 The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure provided on or after 10/XX/2020 contains a change in APR and was not                                                                                                                                                                                                                                                         by at least 10%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      received by borrower at least three (3) business days prior to consummation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The representative FICO score exceeds the guideline minimum by at least 40 points.
625489400  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     10/XX/2020  8/XX/2020         Investment   Refinance Rate/Term                                                            1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625488592  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     10/XX/2020  9/XX/2020         Investment   Purchase                                                                       1              A                     A                       A                    A                                                                                                                    [2] Income Documentation - REO Documents are missing.: Address: XXX, MA           Missing Insurance and tax verification for REO XXX.                               REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                  1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                              Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Insurance Verification, Tax Verification                                                                                                                            factors.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrower has verified disposable income of at least $XXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrower has worked in the same position for more than 3 years.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The qualifying DTI on the loan is at least 10% less than the guideline maximum.
625487985  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     12/XX/2020  10/XX/2020        Investment   Purchase                                                                       1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625489688  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     7/XX/2021   6/XX/2021         Primary      Purchase                                 Non QM                                2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate            Federal Compliance - Check Restated Loan Designation Match - General Ability to   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: ARM loan program disclosure not provided to the borrower.             Repay: Client restates designation to Non-QM.                                     REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Check Restated Loan Designation Match - General Ability                                                                                    REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 06/XX/2021 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/06/XX/2021)
625488356  XXX      XXX     XXX             XXX               XXX            $XXX                  CT     3/XX/2021   12/XX/2020        Primary      Refinance Rate/Term                      Non QM                                1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625489398  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     3/XX/2021   1/XX/2021         Primary      Purchase                                 Non QM                                2              B                     B                       B                    B                                                                                                                    [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign                                                                                     REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                  2                 B                        B                          B                       B                      [2] Federal Compliance - Check Restated Loan Designation Match - General Ability  Federal Compliance - Check Restated Loan Designation Match - General Ability to   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Consent Agreement                                                                                                                                                   factors.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation        Repay: Client restates designation to Non-QM.                                     REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided did not match. However, the updated Loan Designation of Non QM matches                                                                                                                                                                                                                                                         Borrower has verified disposable income of at least $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the Due Diligence Loan Designation of Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - General Ability To Repay Provision Investor                                                                                                                                                                                                                                                                    Borrower has worked in the same position for more than 3 years.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Qualification Method used by the lender does not match the ATR payment                                                                                                                                                                                                                                                                  Borrowers made a down payment from their own funds on this purchase transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      calculation methods under 1026.43(c)(5).                                                                                                                                                                                                                                                                                                of at least 5% and $XXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.
625489411  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     5/XX/2021   1/XX/2021         Investment   Purchase                                                                       1              A                     A                       A                    A                                                                                                                    [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign   E-Sign Consent Agreement is not provided.                                         REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                  1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                              Borrower has verified disposable income of at least $XXX.                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Consent Agreement                                                                                                                                                   factors.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrower has worked in the same position for more than 3 years.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The qualifying DTI on the loan is at least 10% less than the guideline maximum.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The representative FICO score exceeds the guideline minimum by at least 40 points.
625489153  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     3/XX/2021   1/XX/2021         Investment   Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [2] Income Documentation - REO Documents are missing.: Address: XXX, MA                                                                                             REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                             [2] Appraisal Reconciliation - Appraisal is required to be in name of Lender:                                                                                       REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive  2                 B                        B                          B                       B                      [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3                                                                                          REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Statement                                                                                                                                                           factors.                                                                                                                                                                                     Valuation Type: Appraisal / Valuation Report Date: 03/XX/2021                                                                                                                                                                                                                                                                                             Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide a copy of each valuation to applicant three (3)                                                                                                                                                                                                                                                                Borrower has verified disposable income of at least $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      business days prior to consummation. (Type:Primary/03/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrower has worked in the same position for more than 3 years.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrower's monthly mortgage payment has decreased by at least 20%.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The qualifying DTI on the loan is at least 10% less than the guideline maximum.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The representative FICO score exceeds the guideline minimum by at least 40 points.
625489603  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     7/XX/2021   6/XX/2021         Investment   Purchase                                                                       1              A                     A                       A                    A                                                                                                                    [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined    Calculated combined loan to value percentage of XXX% exceeds Guideline combined   REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                  1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                              Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           loan to value discrepancy.: Calculated combined loan to value percentage of XXX%  loan to value percentage of 70%, with a loan amount greater than $XXX million     factors.
                                                                                                                                                                                                                                                                                                                                                                                                                                           exceeds Guideline loan to value percentage of 70.00000%.                          Calculated loan to value percentage of XXX% exceeds Guideline loan to value       REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower has worked in the same position for more than 3 years.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             percentage of 70% with a loan amount greater than $XXX Million                    factors.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The representative FICO score exceeds the guideline minimum by at least 40 points.
625488347  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     4/XX/2021   2/XX/2021         Investment   Refinance Rate/Term                                                            1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625488452  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     5/XX/2021   3/XX/2021         Investment   Refinance Cash-out - Other                                                     1              A                     A                       A                    A                                                                                                                    [2] Income Documentation - Income documentation requirements not met.             Verbal VOE's dated 4/XX/2021 and 4/XX/2021, were not provided within 10 business  REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                  1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                              Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Income Documentation - Verification(s) of employment is not within 10         days of the Note date of 5/XX/2021                                                factor
                                                                                                                                                                                                                                                                                                                                                                                                                                           business days of the Note.: Borrower: XXX // Employment Type: Employment /        Verbal VOE's dated 4/XX/2021 and 4/XX/2021, were not provided within 10 business  REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower has owned the subject property for at least 5 years.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Income Type: Wages / Start Date: 10/XX/2018                                       days of the Note date of 5/XX/2021                                                factor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrower has verified disposable income of at least $XXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrower has worked in the same position for more than 3 years.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The qualifying DTI on the loan is at least 10% less than the guideline maximum.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The representative FICO score exceeds the guideline minimum by at least 40 points.
625488790  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     8/XX/2021   5/XX/2021         Investment   Refinance Cash-out - Other                                                     1              A                     A                       A                    A                                                                                                                    [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined    Loan exceeds maximum CLTV of 65%. Lender exception in file.                       REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                  1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                              Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           loan to value discrepancy.: Calculated combined loan to value percentage of XXX%  Loan exceeds maximum LTV of 65%. Lender exception in file.                        factors.
                                                                                                                                                                                                                                                                                                                                                                                                                                           exceeds Guideline loan to value percentage of 65.00000%.                                                                                                            REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower has worked in the same position for more than 3 years.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               factors.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The qualifying DTI on the loan is at least 10% less than the guideline maximum.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The representative FICO score exceeds the guideline minimum by at least 40 points.
625488270  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     6/XX/2021   5/XX/2021         Investment   Purchase                                                                       1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625488079  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     6/XX/2021   4/XX/2021         Investment   Refinance Cash-out - Other                                                     1              A                     A                       A                    A                                                                                                                    [2] AUS Discrepancy / Guidelines Discrepancy - Payment Shock exceeds credit                                                                                         REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                  1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                              Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           guidelines.: Payment Shock: 277.28452%                                                                                                                              factors.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Income Documentation - REO Documents are missing.: Address: XXX, MA                                                                                             REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower has verified disposable income of at least $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Insurance Verification, Tax Verification                                                                                                                            factors.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Income Documentation - REO Documents are missing.: Address: XXX, MA,                                                                                            REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower has worked in the same position for more than 3 years.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Address: XXX, MA Insurance Verification, Tax Verification                                                                                                           factors.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Insurance Verification, Tax Verification                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The qualifying DTI on the loan is at least 10% less than the guideline maximum.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The representative FICO score exceeds the guideline minimum by at least 40 points.
625489522  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     6/XX/2021   5/XX/2021         Investment   Purchase                                                                       1              A                     A                       A                    A                                                                                                                    [2] Asset Documentation - Asset documentation requirements not met.               Asset documentation requirements not met. 2 months of statements are required.    REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                  1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                              Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All        Guideline conditions were not met                                                 factors.
                                                                                                                                                                                                                                                                                                                                                                                                                                           conditions were not met                                                           Guideline Requirement: Investor qualifying total debt ratio discrepancy. Lenders  REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower has worked in the same position for more than 3 years.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign   calculation does not include negative cash flow from the investment properties.   factors.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Consent Agreement                                                                 Income documentation requirements not met                                         REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower's monthly reserves have been verified and exceed the guideline required
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor    Mortgage statement not provided for property located on Empire St. Please         factors.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       amount by the equivalent of 4 months PITIA or more.
                                                                                                                                                                                                                                                                                                                                                                                                                                           qualifying total debt ratio discrepancy.: Calculated investor qualifying total    provide for review                                                                REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating
                                                                                                                                                                                                                                                                                                                                                                                                                                           debt ratio of 67.01477% exceeds Guideline total debt ratio of 50.00000%.                                                                                            factors.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Borrowers made a down payment from their own funds on this purchase transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Income Documentation - Income documentation requirements not met.                                                                                               REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               of at least 5% and $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Income Documentation - REO Documents are missing.: Address: XXX, MA,                                                                                            factors.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Address: XXX, MA Statement                                                                                                                                          REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                           Statement                                                                                                                                                           factors.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       by at least 10%.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Income Documentation - REO Documents are missing.                                                                                                               REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               factors.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The representative FICO score exceeds the guideline minimum by at least 40 points.
625488976  XXX      XXX     XXX             XXX               XXX            $XXX                  RI     6/XX/2021   5/XX/2021         Investment   Purchase                                                                       1              A                     A                       A                    A                                                                                                                    [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined    Calculated CLTV is exceeding the guideline limit.                                 REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                  1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                              Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           loan to value discrepancy.: Calculated combined loan to value percentage of XXX%  Calculated LTV is exceeding the guideline limit.                                  factor
                                                                                                                                                                                                                                                                                                                                                                                                                                           exceeds Guideline loan to value percentage of 75.00000%.                          Occupancy status is showing investment however declarations/will borrower occupy  REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower has verified disposable income of at least $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Application / Processing - Mismatch of data related to Occupancy.: Borrower:  showing as Yes in final 1003 for co- borrower.                                    factor
                                                                                                                                                                                                                                                                                                                                                                                                                                           XXX Occupancy: Investment; Declarations/Will borrower occupy: Yes                                                                                                   REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower has worked in the same position for more than 3 years.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               factor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The qualifying DTI on the loan is at least 10% less than the guideline maximum.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The representative FICO score exceeds the guideline minimum by at least 40 points.
625488155  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     6/XX/2021   5/XX/2021         Investment   Purchase                                                                       1              A                     A                       A                    A                                                                                                                    [2] Income Documentation - REO Documents are missing.: Address: XXX, MA,          Missing Mortgage statement for REO properties listed Below                        REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                  1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                              Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Address: XXX, GA, Address: XXX, GA, Address: XXX, GA, Address: XXX, GA, Address:  XXX, MA                                                                           factor
                                                                                                                                                                                                                                                                                                                                                                                                                                           XXX, GA, Address: XXX, GA, Address: XXX, GA Statement                             XXX, GA                                                                           REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower has verified disposable income of at least $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Insurance Verification                                                            XXX, GA                                                                           factor
                                                                                                                                                                                                                                                                                                                                                                                                                                           Insurance Verification                                                            XXX, GA                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Borrower has worked in the same position for more than 3 years.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Insurance Verification                                                            XXX, GA:
                                                                                                                                                                                                                                                                                                                                                                                                                                           Insurance Verification, Tax Verification                                          XXX, GA                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Borrower's monthly reserves have been verified and exceed the amount required
                                                                                                                                                                                                                                                                                                                                                                                                                                           Insurance Verification                                                            XXX, GA                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          based on the guidelines by at least 4 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Insurance Verification                                                            XXX, GA
                                                                                                                                                                                                                                                                                                                                                                                                                                           Insurance Verification                                                            Verification(s) of employment is not within 10 business days of the Note.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Borrowers made a down payment from their own funds on this purchase transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Income Documentation - Verification(s) of employment is not within 10                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          of at least 5% and $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                           business days of the Note.: Borrower: XXX // Employment Type: Employment /
                                                                                                                                                                                                                                                                                                                                                                                                                                           Income Type: Wages / Start Date: 04/XX/2012                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        The representative FICO score exceeds the guideline minimum by at least 40 points.
625488975  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     7/XX/2021   5/XX/2021         Investment   Refinance Cash-out - Other                                                     1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625488444  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     7/XX/2021   5/XX/2021         Investment   Refinance Cash-out - Other                                                     1              A                     A                       A                    A                                                                                                                    [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign   The file is missing the borrower's paystub and W-2. Please provide for review.    REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                  1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                              Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Consent Agreement                                                                 The file is missing the verbal verification of employment obtained within ten     factor
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Income Documentation - Income documentation requirements not met.             business days of closing.                                                         REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower has worked in the same position for more than 3 years.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Income Documentation - The verification of employment is required and was     The file is missing the verbal verification of employment obtained within ten     factor
                                                                                                                                                                                                                                                                                                                                                                                                                                           not found in file.: Borrower: XXX // Employment Type: Employment / Income Type:   business days of closing.                                                         REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                           Wages / Start Date: 02/XX/2009                                                                                                                                      factor                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         by at least 10%.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Income Documentation - Verification(s) of employment is not within 10                                                                                           REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating
                                                                                                                                                                                                                                                                                                                                                                                                                                           business days of the Note.: Borrower: XXX // Employment Type: Employment /                                                                                          factor                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         The Loan to Value (LTV) on the loan is less than the guideline maximum by at
                                                                                                                                                                                                                                                                                                                                                                                                                                           Income Type: Wages / Start Date: 02/XX/2009                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        least 10%.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The qualifying DTI on the loan is at least 10% less than the guideline maximum.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The representative FICO score exceeds the guideline minimum by at least 40 points.
625488204  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     8/XX/2021   7/XX/2021         Investment   Purchase                                                                       1              A                     A                       A                    A                                                                                                                    [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign   E-Sign Consent is missing in file.                                                REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                  1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                              Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Consent Agreement                                                                 Mortgage Statement is missing for property located at XXX[ADDRBACKSTOP], MA XXX.  factors.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Income Documentation - REO Documents are missing.: Address: XXX, MA                                                                                             REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower has verified disposable income of at least $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Statement                                                                                                                                                           factors.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrower has worked in the same position for more than 3 years.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The qualifying DTI on the loan is at least 10% less than the guideline maximum.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The representative FICO score exceeds the guideline minimum by at least 40 points.
625488954  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     8/XX/2021   7/XX/2021         Investment   Purchase                                                                       1              A                     A                       A                    A                                                                                                                    [2] Asset Calculation / Analysis - AUS Findings: Available for Reserves           E-Sign Consent Agreement is not provided.                                         REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                  1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                              Borrower has verified disposable income of at least $XXX.                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                           discrepancy.: Calculated Available for Reserves of $XXX is less than AUS          Required 2 months consecutive bank statement for Santander XXXXXXXXXXXXXXXXXXX.   factors.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Available for Reserves of $XXX.                                                                                                                                     REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower has worked in the same position for more than 3 years.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign                                                                                     factors.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Consent Agreement                                                                                                                                                   REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrowers made a down payment from their own funds on this purchase transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Asset Documentation - Guideline Issue:Insufficient asset documentation.:                                                                                        factors.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       of at least 5% and $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Financial Institution: XXX // Account Type: Checking / Account Number: XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The representative FICO score exceeds the guideline minimum by at least 40 points.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The representative FICO score is above 680.
625488844  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     8/XX/2021   7/XX/2021         Investment   Refinance Cash-out - Other                                                     1              A                     A                       A                    A                                                                                                                    [2] Income Documentation - REO Documents are missing.: Address: XXX, MA                                                                                             REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                  1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                              Borrower has owned the subject property for at least 5 years.                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Statement                                                                                                                                                           factors.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrower has verified disposable income of at least $XXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The qualifying DTI on the loan is at least 10% less than the guideline maximum.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The representative FICO score exceeds the guideline minimum by at least 40 points.
625488229  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     11/XX/2021  8/XX/2021         Investment   Refinance Cash-out - Other                                                     1              A                     A                       A                    A                                                                                                                    [2] Application / Processing - Mismatch of data related to Occupancy.: Borrower:                                                                                    REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                  1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                              Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           XXX Occupancy: Investment; Declarations/Will borrower occupy: Yes                                                                                                   factors.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrower has worked in the same position for more than 3 years.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The qualifying DTI on the loan is at least 10% less than the guideline maximum.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The representative FICO score exceeds the guideline minimum by at least 40 points.
625488018  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     10/XX/2021  9/XX/2021         Investment   Purchase                                                                       1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625489336  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     11/XX/2021  10/XX/2021        Primary      Purchase                                 Safe Harbor QM (APOR)                 2              B                     B                       B                    B                                                                                                                    [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign   E-sign Consent Agreement is missing.                                              REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                  2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate            Federal Compliance - ARM Disclosure Status Test: ARM disclosure not provided.     REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has verified disposable income of at least $XXX.                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Consent Agreement                                                                 FICO score of 634 is less than Guideline representative FICO score of 680.        factors.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO                                                                                      REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                           score discrepancy.: Representative FICO score of 634 is less than Guideline                                                                                         factors.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       by at least 10%.
                                                                                                                                                                                                                                                                                                                                                                                                                                           representative FICO score of 680.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The qualifying DTI on the loan is at least 10% less than the guideline maximum.
625488939  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     10/XX/2021  9/XX/2021         Investment   Purchase                                                                       1              A                     A                       A                    A                                                                                                                    [2] Income Documentation - REO Documents are missing.: Address: XXX, NY HOA                                                                                         REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                  1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                              Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Verification                                                                                                                                                        factors.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Income Documentation - REO Documents are missing.: Address: XXX, DC HOA                                                                                         REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower has worked in the same position for more than 3 years.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Verification, Insurance Verification                                                                                                                                factors.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The qualifying DTI on the loan is at least 10% less than the guideline maximum.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The representative FICO score exceeds the guideline minimum by at least 40 points.
625488147  XXX      XXX     XXX             XXX               XXX            $XXX                  MO     11/XX/2020  9/XX/2020         Primary      Purchase                                 Non QM                                2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate       Federal Compliance - Check Restated Loan Designation Match - General Ability to   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not    Repay: Loan has been re designated at client request                              REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.                                                         Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Check Restated Loan Designation Match - General Ability  Days Prior to Consummation: Evidence of receipt of appraisal 3 days prior to      REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation        closing is not in file.                                                           REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided did not match. However, the updated Loan Designation of Non QM matches   Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment       REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the Due Diligence Loan Designation of Non QM.                                     Under Disclosed: Escrow discrepancies due to Hazard insurance calculation. Due    REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3        diligence calculation is higher based on loan data in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014):      Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide a copy of each valuation to applicant three (3)          Under Disclosed: Escrow discrepancies due to Hazard insurance calculation. Due
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      business days prior to consummation. (Type:Primary/10/XX/2020)                    diligence calculation is higher based on loan data in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment   Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final     Under Disclosed: Escrow discrepancies due to Hazard insurance calculation. Due
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing Disclosure provided on 11/XX/2020 disclosed an escrow payment for         diligence calculation is higher based on loan data in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      payment stream 4 that does not match the actual payment for the loan.             Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:4/2671684)                                                               Under Disclosed Test: Escrow discrepancies due to Hazard insurance calculation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment   Due diligence calculation is higher based on loan data in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing Disclosure provided on 11/XX/2020 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:3/2671683)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing Disclosure provided on 11/XX/2020 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:2/2671682)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Final Closing Disclosure provided on 11/XX/2020 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:1/2671681)
625488236  XXX      XXX     XXX             XXX               XXX            $XXX                  MO     5/XX/2021   11/XX/2020        Primary      Purchase                                 Non QM                                2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs    Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA            1 Overdisclosed - October 2018 Construction Permanent: Escrowed Property Costs    REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of  over Year 1 year not provided in closing disclosure.                              REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      XXX on Final Closing Disclosure provided on 05/XX/2021 are overdisclosed.         Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum        REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Final/05/XX/2021)                                                                Payment Adjustable Rate Subsequent Payments: Closing disclosure Projected         REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum    payment not matching with Calculated payments.                                    REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure -   Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum        REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Projected Payments: Final Closing Disclosure provided on 05/XX/2021 disclosed an  Payment Adjustable Rate Subsequent Payments: Closing disclosure Projected         REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Estimated Total Monthly Payment for payment stream 4 that does not match the      payment not matching with Calculated payments.                                    REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      actual total payment for the loan. (ProjSeq:4/2646221)                            Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until:   REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum    Closing disclosure Projected payment not matching with Calculated payments.       REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure -   Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Projected Payments: Final Closing Disclosure provided on 05/XX/2021 disclosed an  Closing Disclosure provided on 05/XX/2021 disclosed an inaccurate Total of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Estimated Total Monthly Payment for payment stream 3 that does not match the      Payments on page 5 that does not match the actual total of payments for the loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      actual total payment for the loan. (ProjSeq:3/2646220)                            (fee amounts included in TOP calculation are based on Closing Disclosure dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only      05/XX/2021). The disclosed Total of Payments in the amount of $XXX is under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure    disclosed by $XXX compared to the calculated total of payments of $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 05/XX/2021 with an increasing payment disclosed the due date of the   Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      last payment of interest only that does not match the actual last payment for     Inital loan estimate received on 04/XX/2021 and Application date is 11/XX/2020.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the loan. (Final/05/XX/2021)                                                      Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments:         Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    tolerance of $XXX . no Valdi change circumstance in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 05/XX/2021 disclosed an inaccurate Total of Payments on page 5 that   Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      does not match the actual total of payments for the loan (fee amounts included    Disclosed: Closing disclosure Projected payment not matching with Calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      in TOP calculation are based on Closing Disclosure dated 05/XX/2021). The         payments.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX      Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compared to the calculated total of payments of $XXX which exceeds the $XXX       Disclosed: Closing disclosure Projected payment not matching with Calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      threshold. (Final/05/XX/2021)                                                     payments.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically         Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or        Disclosed: Closing disclosure Projected payment not matching with Calculated placed in the mail to Borrower(s) within three (3) business days of application.  payments.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Initial/04/XX/2021)                                                              Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient  Disclosed Test: Closing disclosure Projected payment not matching with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance        Calculated payments.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing Disclosure provided on 05/XX/2021 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:4/2646221)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing Disclosure provided on 05/XX/2021 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:3/2646220)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing Disclosure provided on 05/XX/2021 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:2/2646219)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Final Closing Disclosure provided on 05/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:1/2646218)
625488896  XXX      XXX     XXX             XXX               XXX            $XXX                  MN     4/XX/2021   2/XX/2021         Primary      Refinance Cash-out - Home Improvement    Non QM                                2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - General Ability To Repay Provision Investor              Federal Compliance - General Ability To Repay Provision Investor Qualification    REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The    Method not Matching ATR: Ability To Repay Provision Investor Qualification        REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Qualification Method used by the lender does not match the ATR payment            Method not Matching ATR                                                           REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      calculation methods under 1026.43(c)(5).                                          Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period:  REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change      Final Closing Disclosure provided on 04/XX/2021 incorrectly disclosed the First   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final        Change period according to the disclosed Loan Product.                            REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing Disclosure provided on 04/XX/2021 incorrectly disclosed the First Change  Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only         REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   period according to the disclosed Loan Product. (Final/04/XX/2021)                Payment: Adjustable Payment Table: Final Closing Disclosure provided on           REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only     04/XX/2021 incorrectly disclosed whether the loan contains Interest Only          REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final       Payments due to Construction loan terms.                                          REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing Disclosure provided on 04/XX/2021 incorrectly disclosed whether the loan  Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment:      REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      contains Interest Only Payments. (Final/04/XX/2021)                               Projected Payment and Term Structure on CD and Note is mismatched due to          REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment:  construction terms on loan.                                                       REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing        Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes    REVIEWER - CURED COMMENT (2024/XX/15): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure provided on 04/XX/2021 disclosed a Maximum Payment amount and period   Test: Final Closing Disclosure provided on 04/XX/2021 disclosed a Subsequent
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      that does not match the actual terms for the loan. (Final/04/XX/2021)             Changes period that does not match the actual terms for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent        Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final  Payment Adjustable Rate Subsequent Payments: Projected Payment and Term
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing Disclosure provided on 04/XX/2021 disclosed a Subsequent Changes period   Structure on CD and Note is mismatched due to construction terms on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      that does not match the actual terms for the loan. (Final/04/XX/2021)             Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs    Projected Payment and Term Structure on CD and Note is mismatched due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA            construction terms on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of  Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      XXX on Final Closing Disclosure provided on 04/XX/2021 are overdisclosed.         Final Closing Disclosure provided on 04/XX/2021 with an increasing payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Final/04/XX/2021)                                                                disclosed the due date of the last payment of interest only that does not match
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum    the actual last payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure -   Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Projected Payments: Final Closing Disclosure provided on 04/XX/2021 disclosed an  Adjustable Rate Subsequent Payments: Projected Payment and Term Structure on CD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Estimated Total Monthly Payment for payment stream 2 that does not match the      and Note is mismatched due to construction terms on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      actual total payment for the loan. (ProjSeq:2/2647217)                            Federal Compliance - TRID Final Closing Disclosure Projected Principal And
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every      Interest Payment Max Payment Adjustable Rate: Projected Payment and Term
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure     Structure on CD and Note is mismatched due to construction terms on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 04/XX/2021 with an increasing payment did not disclose the frequency  Federal Compliance - TRID Interim Closing Disclosure Timing Irregular
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of adjustments. (Final/04/XX/2021)                                                Transactions Test: Closing Disclosure provided on 04/XX/2021 does not reflect an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only      APR therefore when the final was provided it reflects a change. Initial Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure    Disclosure dated 04/XX/2021 reflects same APR as final.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 04/XX/2021 with an increasing payment disclosed the due date of the   Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      last payment of interest only that does not match the actual last payment for     Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the loan. (Final/04/XX/2021)                                                      tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Projected Payments: Final Closing Disclosure provided on 04/XX/2021 did not disclose the periodic principal and interest payment for payment stream 2.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:2/2647217)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Projected Payments: Final Closing Disclosure provided on 04/XX/2021 disclosed a maximum periodic principal and interest payment for payment stream 2 that does not match the actual maximum payment for the loan. (ProjSeq:2/2647217)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure provided on or after 04/XX/2021 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Final Closing Disclosure provided on 04/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:1/2647216)
625489559  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     6/XX/2021   3/XX/2021         Primary      Refinance Rate/Term                      Non QM                                2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3        Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014):      Days Prior to Consummation: No evidence that borrower received a copy of          REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide a copy of each valuation to applicant three (3)          appraisal 3 business days to closing.                                             REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      business days prior to consummation. (Type:Primary/06/XX/2021)                    Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until:   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending      Final Closing Disclosure provided on 06/XX/2021 with an increasing payment        REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.                                  disclosed the due date of the last payment of interest only that does not match   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only      the actual last payment for the loan.                                             REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure    Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1          REVIEWER - CURED COMMENT (2024/XX/14): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 06/XX/2021 with an increasing payment disclosed the due date of the   Overdisclosed - October 2018 Construction Permanent: Amount of Estimated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      last payment of interest only that does not match the actual last payment for     Property Costs over Year 1 of XXX on Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the loan. (Final/06/XX/2021)                                                      06/XX/2021 are overdisclosed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1      Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated        Cure Provided: Final Lender Credit of -$XXX exceeds tolerance of -$XXX. No valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of  COC in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      XXX on Final Closing Disclosure provided on 06/XX/2021 are overdisclosed.         Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Final/06/XX/2021)                                                                Cure Provided: Fee Amount of $XXX exceeds tolerance of $XXX. No valid COC in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Lender Credit Tolerance Violation Without           file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee       Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX exceeds       Cure Provided: Fee Amount of $XXX exceeds tolerance of $XXX. No valid COC in tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)  file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (7580)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (7579)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Final Closing Disclosure provided on 06/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:1/2647147)
625488579  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     5/XX/2021   3/XX/2021         Primary      Purchase                                 Non QM                                2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Check Restated Loan Designation Match - General Ability  Federal Compliance - Check Restated Loan Designation Match - General Ability to   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation        Repay: Loan has been re designated at client request                              REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided did not match. However, the updated Loan Designation of Non QM matches   Federal Compliance - General Ability To Repay Provision Investor Qualification
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the Due Diligence Loan Designation of Non QM.                                     Method not Matching ATR: Letter of Explanation not provided for Employment Gap.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - General Ability To Repay Provision Investor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
625489327  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     6/XX/2021   4/XX/2021         Primary      Purchase                                 Non QM                                2              B                     B                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          A                       A                      [2] Federal Compliance - Check Restated Loan Designation Match - General Ability  Federal Compliance - Check Restated Loan Designation Match - General Ability to   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation        Repay: Loan has been re designated at client request
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
625488170  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     7/XX/2021   5/XX/2021         Primary      Purchase                                 Non QM                                2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - TRID Lender Credit Tolerance Violation Without           Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient    REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee       Cure Provided: Lender Credit Fee was last disclosed as -$$XXX on LE but
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX exceeds        disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)  for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
625488583  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     12/XX/2021  9/XX/2021         Primary      Construction-Permanent                   Non QM                                2              B                     B                       B                    B                                                                                                                    [2] Income Documentation - Income documentation requirements not met.             Due to following missing documents is required for this employment type: 1)       REVIEWER - WAIVED COMMENT (2025/XX/18): Compensating Factors for waive and                                                                                                                                                                                                                                                                                                                                                        2                 B                        B                          B                       B                      [2] Federal Compliance - General Ability To Repay Provision Investor              Federal Compliance - General Ability To Repay Provision Investor Qualification    REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Income Documentation - REO Documents are missing.: Address: XXX, IL           Third Party Verification; 2) CPA Letter; 3) Audited or Third Party Prepared YTD   downgrade.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The    Method not Matching ATR: Due to missing 1040s not signed and dated.               REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                           Insurance Verification, Tax Verification                                          P&L; 4) Most recent transcript or signed/dated tax return (tax year end date no   REVIEWER - WAIVED COMMENT (2025/XX/18): Compensating Factors for waive and                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Qualification Method used by the lender does not match the ATR payment            Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until:   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has verified disposable income of at least $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             more than 120 days prior to Note Date); 5) Other document where "Reliable Third   downgrade.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             calculation methods under 1026.43(c)(5).                                          Projected Payment and Term Structure on CD and Note is mismatched. As per Note    REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Party Source Employment" is checked; 6) 1099                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             [2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs    loan term is 348 Months and CD reflects 360 months along with 1 year interest     REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has worked in the same position for more than 3 years.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Investment property taxes and insurance are missing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA            only payments. Additionally Mortgage Insurance Payment Starts from 2nd Year.      REVIEWER - CURED COMMENT (2024/XX/28): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of  Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment                                                                                                                                                                          Borrower's monthly reserves have been verified and exceed the amount required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      XXX on Final Closing Disclosure provided on 12/XX/2021 are overdisclosed.         Adjustable Rate Subsequent Payments: Projected Payment and Term Structure on CD                                                                                                                                                                       based on the guidelines by at least 4 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Final/12/XX/2021)                                                                and Note is mismatched. As per Note loan term is 348 Months and CD reflects 360
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only      months along with 1 year interest only payments. Additionally Mortgage Insurance                                                                                                                                                                      The representative FICO score exceeds the guideline minimum by at least 40
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure    Payment Starts from 2nd Year.                                                                                                                                                                                                                         points.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 12/XX/2021 with an increasing payment disclosed the due date of the   Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Projected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      last payment of interest only that does not match the actual last payment for     Payment and Term Structure on CD and Note is mismatched. As per Note loan term
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the loan. (Final/12/XX/2021)                                                      is 348 Months and CD reflects 360 months along with 1 year interest only
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment  payments. Additionally Mortgage Insurance Payment Starts from 2nd Year.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Projected Payments: Final Closing Disclosure provided on 12/XX/2021 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2654942)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 12/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 01/XX/2022). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/12/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Lender Credit Tolerance Violation With Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Sufficient or excess cure was provided to the borrower at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing. (9300)
625489696  XXX      XXX     XXX             XXX               XXX            $XXX                  MI     1/XX/2022   10/XX/2021        Second Home  Refinance Rate/Term                      Non QM                                2              B                     B                       B                    B                                                                                                                    [2] Asset Calculation / Analysis - Available for Closing is insufficient to       Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower  REVIEWER - WAIVED COMMENT (2025/XX/18): Compensating Factors for waive and                                                                                                                                                                                                                                                                                                                                                        2                 B                        B                          B                       B                      [2] Federal Compliance - Disclosed Note P&I payment does not equal calculated     Federal Compliance - Disclosed Note P&I payment does not equal calculated P&I     REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXX is    $XXX.                                                                             downgrade.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.    payment: P&I payment. Note P&I of $XXX does not match calculated P&I of $XXX.     REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                           less than Cash From Borrower $XXX.                                                E-sign consent is missing in loan file                                            REVIEWER - WAIVED COMMENT (2025/XX/18): Compensating Factors for waive and                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Note P&I of $XXX does not match calculated P&I of $XXX. Note P&I was used for     Note P&I was used for the APR calculation and compliance testing.                 REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has verified disposable income of at least $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign   The verification of employment is required and was not found in file FOR XXX //   downgrade.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             the APR calculation and compliance testing.                                       Federal Compliance - General Ability To Repay Provision Investor Qualification    REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                           Consent Agreement                                                                 Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2008         REVIEWER - WAIVED COMMENT (2025/XX/18): Compensating Factors for waive and                                                                                                                                                                                                                                                                                                                                                                                                                                                                             [2] Federal Compliance - General Ability To Repay Provision Investor              Method not Matching ATR: The Qualification Method used by the lender does not     REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has worked in the same position for more than 3 years.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Income Documentation - The verification of employment is required and was                                                                                       downgrade.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The    match the ATR payment calculation methods under 1                                 REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                           not found in file.: Borrower: XXX // Employment Type: Employment / Income Type:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Qualification Method used by the lender does not match the ATR payment            Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment:      REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     The representative FICO score exceeds the guideline minimum by at least 40
                                                                                                                                                                                                                                                                                                                                                                                                                                           Wages / Start Date: 01/XX/2008                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             calculation methods under 1026.43(c)(5).                                          Final Closing Disclosure provided on 01/XX/2022 disclosed a Maximum Payment       REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     points.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment:  amount and period that does not match the actual terms for the loan.              REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing        Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes    REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure provided on 01/XX/2022 disclosed a Maximum Payment amount and period   Test: Final Closing Disclosure provided on 01/XX/2022 disclosed a Subsequent      REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      that does not match the actual terms for the loan. (Final/01/XX/2022)             Changes period that does not match the actual terms for the loan.                 REVIEWER - CURED COMMENT (2024/XX/20): Sufficient Cure Provided At Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             [2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent        Federal Compliance - TRID Final Closing Disclosure Balloon Payment Test: Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final  Closing Disclosure provided on 01/XX/2022 incorrectly disclosed whether the loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing Disclosure provided on 01/XX/2022 disclosed a Subsequent Changes period   contains a Balloon Payment. (Final/01/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      that does not match the actual terms for the loan. (Final/01/XX/2022)             Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Balloon Payment Test:      Final Closing Disclosure provided on 01/XX/2022 with an increasing payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided  disclosed the due date of the last payment of interest only that does not match on 01/XX/2022 incorrectly disclosed whether the loan contains a Balloon Payment.  the actual last payment for the loan. (Final/01/XX/2022
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Final/01/XX/2022)                                                                Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: : Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only      Closing Disclosure provided on 01/XX/2022 with an increasing payment disclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure    the maximum possible amount of principal and interest that does not match the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 01/XX/2022 with an increasing payment disclosed the due date of the   actual maximum amount for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      last payment of interest only that does not match the actual last payment for     Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the loan. (Final/01/XX/2022)                                                      Adjustable Rate Subsequent Payments: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount:        01/XX/2022 disclosed a periodic principal and interest payment for payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided  stream 4 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      on 01/XX/2022 with an increasing payment disclosed the maximum possible amount    (ProjSeq:4/2654025)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of principal and interest that does not match the actual maximum amount for the   Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      loan. (Final/01/XX/2022)                                                          Overdisclosed - October 2018 Construction Permanent: Loan Disclosures: Amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment  Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure -           on 01/XX/2022 are overdisclosed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Projected Payments: Final Closing Disclosure provided on 01/XX/2022 disclosed a   Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      periodic principal and interest payment for payment stream 4 that does not match  Closing Disclosure provided on 01/XX/2022 disclosed an inaccurate Total of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the actual payment for the loan. (ProjSeq:4/2654025)                              Payments on page 5 that does not match the actual total of payments for the loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1      (fee amounts included in TOP calculation are based on Closing Disclosure dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated        01/XX/2022). The disclosed Total of Payments in the amount of $XXX is under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of  disclosed by $XXX compared to the calculated total of payments of $XXX which
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      XXX on Final Closing Disclosure provided on 01/XX/2022 are overdisclosed.         exceeds the $XXX threshold.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Final/01/XX/2022)                                                                Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments:         Cure Provided: no valid changed circumstance available in loan file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure    Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided on 01/XX/2022 disclosed an inaccurate Total of Payments on page 5 that   Disclosed Test: Final Closing Disclosure provided on 01/XX/2022 disclosed an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      does not match the actual total of payments for the loan (fee amounts included    escrow payment for payment stream 1 that does not match the actual payment for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      in TOP calculation are based on Closing Disclosure dated 01/XX/2022). The         the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/01/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Lender Credit Tolerance Violation Without
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Final Closing Disclosure provided on 01/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (ProjSeq:1/2654022)
625489312  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     9/XX/2020   7/XX/2020         Investment   Refinance Cash-out - Other                                                     1              A                     A                       A                    A                                                                                                                    [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined                                                                                      REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                  1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                              Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           loan to value discrepancy.: Calculated combined loan to value percentage of XXX%                                                                                    factors.
                                                                                                                                                                                                                                                                                                                                                                                                                                           exceeds Guideline combined loan to value percentage of XXX% exceeds Guideline                                                                                       REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower has verified disposable income of at least $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                           loan to value percentage of 60.00000%.                                                                                                                              factors.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrower has worked in the same position for more than 3 years.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The qualifying DTI on the loan is at least 10% less than the guideline maximum.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The representative FICO score exceeds the guideline minimum by at least 40 points.
625488608  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     9/XX/2020   7/XX/2020         Primary      Purchase                                 Non QM                                2              B                     B                       B                    B                                                                                                                    [2] Income Documentation - REO Documents are missing.: Address: XXX, FL           Evidence of insurance verification is not in file.                                SELLER - GENERAL COMMENT (2025/XX/02): P&S agreement for XXX attached. No MTG on                                                                                                                                                                                                                                                                                                                                                  2                 B                        B                          B                       B                      [2] Federal Compliance - Check Restated Loan Designation Match - General Ability  Federal Compliance - Check Restated Loan Designation Match - General Ability to   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                   GENERAL COMMENT (2025/XX/02): P&S agreement for XXX attached. No MTG on XXX. Tax  Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Insurance Verification                                                                                                                                              XXX. Tax Payments Verified. HOI not required. Low DTI 16.835. See HUD 1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation        Repay: Client restates designation to Non-QM                                      REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                   Payments Verified. HOI not required. Low DTI 16.835. See HUD 1 confirming
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               confirming borrower paid cash for property                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             provided did not match. However, the updated Loan Designation of Non QM matches   Federal Compliance - Self-Employed Tax Return Recency - ATR: File only contains   REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                   borrower paid cash for property                                                   Borrower has verified disposable income of at least $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               REVIEWER - GENERAL COMMENT (2025/XX/03): Exception Remains - We have received                                                                                                                                                                                                                                                                                                                                                                                                                                                                          the Due Diligence Loan Designation of Non QM.                                     the signature page for the 2020 tax return. Please provide the full 2020          REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Purchase contract for the XXX, FL. Provide the signed closing statement or final                                                                                                                                                                                                                                                                                                                                                                                                                                                                       [2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to       personal tax return for review and upon receipt, additional conditions may                                                                                                                                                                            Borrower has worked in the same position for more than 3 years.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               closing disclosure to evidence the property has been sold.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal     apply.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               REVIEWER - GENERAL COMMENT (2025/XX/06): EXCEPTION HISTORY - Exception Detail                                                                                                                                                                                                                                                                                                                                                                                                                                                                          tax returns provided are not the most recent. Application Date 07/XX/2020, Most   Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >                                                                                                                                                                          Borrower's monthly reserves have been verified and exceed the amount required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               was updated on 01/XX/2025 PRIOR Exception Detail: Address: XXX, FL, Address:                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Recent Tax Return End Date 01/XX/2019, Tax Return Due Date 05/XX/2020. (XXX       Closing Disclosure Issue and Received Date: Evidence of receipt of Loan Estimate                                                                                                                                                                      based on the guidelines by at least 4 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               XXX, FL                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                XXX/Schedule K-1 less than 25 Percent)                                            4 days prior to closing is not in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               EXCEPTION HISTORY - Exception Explanation was updated on 01/XX/2025 PRIOR                                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient                                                                                                                                                                          Borrowers made a down payment from their own funds on this purchase transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Exception Explanation: Insurance Verification                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure:     Cure Provided: Ten Percent Fee increased without a valid change of circumstance.                                                                                                                                                                      of at least 5% and $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Insurance Verification                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Revised Loan Estimate provided on or after the date the Closing Disclosure was    Cure was not provided at closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               REVIEWER - WAIVED COMMENT (2025/XX/15): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                                                                                                                                       provided. (The Revised Loan Estimate was received on or after the Closing                                                                                                                                                                                                                                                               The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               factors.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.) (Interim/08/XX/2020)                                                                                                                                                                                                                                                                                                       by at least 10%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance                                                                                                                                                                                                                                                              The Loan to Value (LTV) on the loan is less than the guideline maximum by at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.                                                                                                                                                                                                                                                              least 10%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The qualifying DTI on the loan is at least 10% less than the guideline maximum.
625489229  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     9/XX/2020   8/XX/2020         Primary      Purchase                                 Non QM                                2              B                     B                       B                    B                                                                                                                    [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign   The file was missing a copy of the E-Sign Consent Agreement.                      REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                  2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate            Federal Compliance - ARM Disclosure Status Test: ARM loan program disclosure not  REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive                                                                                                     Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Consent Agreement                                                                                                                                                   factors.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure: ARM loan program disclosure not provided to the borrower.             provided to the borrower.                                                         REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure AIR Table Maximum          Federal Compliance - TRID Final Closing Disclosure AIR Table Maximum Interest                                                                                                                                                                         Borrower has verified disposable income of at least $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate        Rate: Final Closing Disclosure provided on 09/XX/2020 disclosed a Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Table: Final Closing Disclosure provided on 09/XX/2020 disclosed a Maximum        Interest Rate that does not match the actual maximum interest rate for the loan.                                                                                                                                                                      Borrower's monthly reserves have been verified and exceed the amount required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Interest Rate that does not match the actual maximum interest rate for the loan.                                                                                                                                                                                                                                                        based on the guidelines by at least 4 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Final/09/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The representative FICO score exceeds the guideline minimum by at least 40 points.
625487958  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     11/XX/2021  10/XX/2021        Investment   Purchase                                                                       1              A                     A                       A                    A                                                                                                                    [2] Asset Documentation - Asset documentation requirements not met.               1008 indicates the loan was manually underwritten                                 REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                  1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                              Borrower has been employed in the same industry for more than 5 years.                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All        1008 indicates the loan was manually underwritten.                                factors.
                                                                                                                                                                                                                                                                                                                                                                                                                                           conditions were not met                                                           E-sign Consent Agreement is missing.                                              REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower has worked in the same position for more than 3 years.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign   Calculated PITIA months reserves of 10.89 is less than Guideline PITIA months     factors.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Consent Agreement                                                                 reserves of 12.00.                                                                REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrowers made a down payment from their own funds on this purchase transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA       1008 indicates the loan was manually underwritten                                 factors.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       of at least 5% and $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                           reserves months discrepancy.: Calculated PITIA months reserves of 10.89 is less   VVOE is missing in file for primary borrower's employer as "XXX".                 REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating
                                                                                                                                                                                                                                                                                                                                                                                                                                           than Guideline PITIA months reserves of 12.00.                                    VVOE is missing in file for primary borrower's employer as "XXX".                 factors.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Income Documentation - Income documentation requirements not met.                                                                                               REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               by at least 10%.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Income Documentation - The verification of employment is required and was                                                                                       factors.
                                                                                                                                                                                                                                                                                                                                                                                                                                           not found in file.: Borrower: XXX // Employment Type: Employment / Income Type:                                                                                     REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               The Loan to Value (LTV) on the loan is less than the guideline maximum by at
                                                                                                                                                                                                                                                                                                                                                                                                                                           Wages / Start Date: 02/XX/2016                                                                                                                                      factors.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       least 10%.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Income Documentation - Verification(s) of employment is not within 10                                                                                           REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating
                                                                                                                                                                                                                                                       business days of the Note.: Borrower: XXX // Employment Type: Employment /                                                                                          factors.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       The qualifying DTI on the loan is at least 10% less than the guideline maximum.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Income Type: Wages / Start Date: 02/XX/2016
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The representative FICO score exceeds the guideline minimum by at least 40 points.
625488196  XXX      XXX     XXX             XXX               XXX            $XXX                  VA     8/XX/2006   7/XX/2006         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing: Evidence of disbursement date not found in file. Prepaid Interest From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date from HUD-1 or final closing disclosure of 08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
625489198  XXX      XXX     XXX             XXX               XXX            $XXX                  PA     5/XX/2006   5/XX/2006         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence    Federal Compliance - Final TIL Finance Charge Under Disclosed: Til itemization                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of application date located in file. Compliance tests were run using an           did not include Tax cert fee of $XXX and document signing fee of $XXX as prepaid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date of 05/XX/2006 which is 0 months prior to consummation. A         finance charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      lookback was performed to determine this application date using the following dates: 05/XX/2006, 05/XX/2006. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625489463  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     9/XX/2005   5/XX/2005         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing: Evidence of disbursement date not found in file. Prepaid Interest From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date from HUD-1 or final closing disclosure of 10/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625488935  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     7/XX/2007   7/XX/2007         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date        Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing: Evidence of disbursement date not found in file. Prepaid Interest From   parties: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date from HUD-1 or final closing disclosure of 07/XX/2007 used as disbursement    Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      date for compliance testing.                                                      Consummation: TIL in file indicated to be final, expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:         disbursement and/or note date but is not signed or dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.                           confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
625488286  XXX      XXX     XXX             XXX               XXX            $XXX                  VA     7/XX/2013   6/XX/2013         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of application date located in file. Compliance tests were run using an application date of 06/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 07/XX/2013, 06/XX/2013, 05/XX/2013, 04/XX/2013, 03/XX/2013, 02/XX/2013,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      01/XX/2013. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      LOS Application Date, Broker Application Date, or six months prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Statement Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Unable to test LO company status due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Originator NMLSR information on loan documents does not match NMLSR.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
625488068  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     5/XX/2008   3/XX/2008         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
625489317  XXX      XXX     XXX             XXX               XXX            $XXX                  PA     8/XX/2007   8/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date using the following dates: 08/XX/2007, 08/XX/2007. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
625489066  XXX      XXX     XXX             XXX               XXX            $XXX                  MI     10/XX/2008  9/XX/2008         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Government Documentation - Missing Document: FHA Mortgage Insurance                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Missing: Evidence of disbursement date not found in file. Prepaid Interest From
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General - Loan has been identified as FHA/VA/USDA: Mortgage Type: FHA                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Date from HUD-1 or final closing disclosure of 10/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 10/XX/2008, 09/XX/2008, 09/XX/2008. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
625488325  XXX      XXX     XXX             XXX               XXX            $XXX                  MD     8/XX/2005   8/XX/2005         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
625488137  XXX      XXX     XXX             XXX               XXX            $XXX                  CO     2/XX/2005   1/XX/2005         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate                                                                                                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 02/XX/2005, 01/XX/2005. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
625488053  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     12/XX/1998  7/XX/1998         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date        Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing: Evidence of disbursement date not found in file. Prepaid Interest From   did not disclose the Attorney Fee $XXX, Loan Discount Fee $XXX and Post Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date from HUD-1 or final closing disclosure of 12/XX/1998 used as disbursement    Fee $XXX as prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625489481  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     8/XX/2007   7/XX/2007         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 08/XX/2007, 07/XX/2007. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
625489286  XXX      XXX     XXX             XXX               XXX            $XXX                  OH     9/XX/2004   8/XX/2004         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 09/XX/2004, 08/XX/2004, 07/XX/2004, 06/XX/2004, 05/XX/2004, 04/XX/2004,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      03/XX/2004. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      LOS Application Date, Broker Application Date, or six months prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure to applicant within three (3) business days of application due to missing information.
625488706  XXX      XXX     XXX             XXX               XXX            $XXX                  MI     1/XX/2007   1/XX/2007         Investment   Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing: Evidence of disbursement date not found in file. Prepaid Interest From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date from HUD-1 or final closing disclosure of 01/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
625489325  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     9/XX/2007   8/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing: Evidence of disbursement date not found in file. Security Instrument
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 09/XX/2007, 08/XX/2007, 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      03/XX/2007. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      LOS Application Date, Broker Application Date, or six months prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
625488167  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     6/XX/2007   5/XX/2007         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007, 01/XX/2007,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      12/XX/2006. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      LOS Application Date, Broker Application Date, or six months prior to consummation.
625489131  XXX      XXX     XXX             XXX               XXX            $XXX                  NJ     8/XX/2006   7/XX/2006         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
625488121  XXX      XXX     XXX             XXX               XXX            $XXX                  IN     11/XX/2005  10/XX/2005        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                           file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing: Evidence of disbursement date not found in file. Security Instrument
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Notary Date of 11/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                           standard Due on Sale clause.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                           not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 11/XX/2005, 10/XX/2005, 09/XX/2005, 08/XX/2005, 07/XX/2005, 06/XX/2005,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      05/XX/2005. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      LOS Application Date, Broker Application Date, or six months prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
625489285  XXX      XXX     XXX             XXX               XXX            $XXX                  PA     10/XX/2005  9/XX/2005         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing: Evidence of disbursement date not found in file. Security Instrument
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Notary Date of 10/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 10/XX/2005, 09/XX/2005, 08/XX/2005, 07/XX/2005, 06/XX/2005, 05/XX/2005,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      04/XX/2005. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      LOS Application Date, Broker Application Date, or six months prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
625488006  XXX      XXX     XXX             XXX               XXX            $XXX                  MI     3/XX/2005   2/XX/2005         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate                                                                                                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Borrower Bill of Rights disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      and Home Ownership Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      09/XX/2004. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      LOS Application Date, Broker Application Date, or six months prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure to borrower.
625488152  XXX      XXX     XXX             XXX               XXX            $XXX                  TX     7/XX/2002   5/XX/2002         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Missing: Evidence of disbursement date not found in file. Security Instrument
                                                                                                                                                                                                                                                                                                                                                                                                                                           not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Notary Date of 07/XX/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2002, prior to three (3) business days from transaction date of 07/XX/2002.
625489237  XXX      XXX     XXX             XXX               XXX            $XXX                  WI     10/XX/2005  9/XX/2005         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date        Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing: Evidence of disbursement date not found in file. Prepaid Interest From   determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date from HUD-1 or final closing disclosure of 10/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488634  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     1/XX/2007   12/XX/2006        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 01/XX/2007, 12/XX/2006, 12/XX/2006. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
625489202  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     11/XX/2007  9/XX/2007         Primary      Refinance Cash-out - Other                                                     3              D                     D                       D                    D                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          3                 D                        D                          D                       D                      [3] Federal Compliance - Missing Final HUD-1 Alternate Document Used for Fees     Federal Compliance - Missing Final HUD-1 Alternate Document Used for Fees                                                                                                                                                                                                                                                               Yes                                    TR Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Primary): Missing Final HUD-1: Estimated HUD1 used for any applicable Federal,   (Primary): The HUD-1 contains a hold back on Line 1303 Funds Held: Assessment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      State or Local compliance testing.                                                Lien $XXX and cannot be considered Final.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate            Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: ARM loan program disclosure not provided to the borrower.             determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488822  XXX      XXX     XXX             XXX               XXX            $XXX                  AZ     4/XX/2007   3/XX/2007         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Construction Addendum/Allonge Incomplete - Combined
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Type (Not Subject To High Cost): Construction Addendum/Allonge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Incomplete Test: Construction to Perm Incomplete Note – Combined Disclosures -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Construction Phase Addendum/Rider or Construction Loan Agreement or other source documentation containing construction phase loan terms not in file. Compliance testing performed based on terms of permanent financing only, however calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      APR may not be accurate due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing: Evidence of disbursement date not found in file. Security Instrument
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 04/XX/2007, 03/XX/2007, 02/XX/2007, 02/XX/2007. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date, or six months prior to consummation.
625487938  XXX      XXX     XXX             XXX               XXX            $XXX                  MO     11/XX/2007  10/XX/2007        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 11/XX/2007, 10/XX/2007, 09/XX/2007. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
625488004  XXX      XXX     XXX             XXX               XXX            $XXX                  IN     10/XX/1997  9/XX/1997         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing: Evidence of disbursement date not found in file. Security Instrument
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Notary Date of 10/XX/1997 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 10/XX/1997, 09/XX/1997, 08/XX/1997, 07/XX/1997, 06/XX/1997, 05/XX/1997,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      04/XX/1997. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      LOS Application Date, Broker Application Date, or six months prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/1997, prior to three (3) business days from transaction date of 10/XX/1997.
625488378  XXX      XXX     XXX             XXX               XXX            $XXX                  OH     11/XX/2004  10/XX/2004        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate                                                                                                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
625488280  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     11/XX/2006  8/XX/2006         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:         Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.                           Consummation: TIL in file indicated to be final. Expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated       disbursement and/or note date but is not dated by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain   when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
625489111  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     7/XX/2007   7/XX/2007         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date using the following dates: 07/XX/2007, 07/XX/2007. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
625488478  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     7/XX/2007   6/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing: Evidence of disbursement date not found in file. Prepaid Interest From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date from HUD-1 or final closing disclosure of 07/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 07/XX/2007, 06/XX/2007, 06/XX/2007. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure to applicant within three (3) business days of application due to missing information.
625488679  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     1/XX/2010   1/XX/2010         Investment   Refinance Cash-out - Other                                                     1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625488956  XXX      XXX     XXX             XXX               XXX            $XXX                  WI     7/XX/2005   6/XX/2005         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In       Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated   determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625489133  XXX      XXX     XXX             XXX                                                                                                                                                                                     3              D                     D                       D                    D                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          3                 D                        D                          D                       D                      [3] Loan File - (Missing Doc) Incomplete loan images/file                         Loan File - (Missing Doc) Incomplete loan images/file: File contains only the     REVIEWER - GENERAL COMMENT (2025/XX/01): Additional image package received is                                                                                                                                                                         UTD                                    Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        security Instrument and post closing documents.                                   just post closing documents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          REVIEWER - GENERAL COMMENT (2025/XX/06): Received a 256 page image file which are all post closing documents. Unable to clear exception as no additional origination documentation was received.
625488398  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     10/XX/2006  9/XX/2006         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing: Evidence of disbursement date not found in file. Prepaid Interest From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date from HUD-1 or final closing disclosure of 10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 10/XX/2006, 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      04/XX/2006. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      LOS Application Date, Broker Application Date, or six months prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure to applicant within three (3) business days of application due to missing information.
625488465  XXX      XXX     XXX             XXX               XXX            $XXX                  IA     12/XX/2005  11/XX/2005        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing: Evidence of disbursement date not found in file. Prepaid Interest From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date from HUD-1 or final closing disclosure of 12/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Iowa Prepayment Penalty: Iowa Prepayment Penalty: A
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      prepayment penalty is not permitted per state law. Prepay language states prepay will not exceed maximum permitted by applicable law.
625489333  XXX      XXX     XXX             XXX               XXX            $XXX                  WA     3/XX/2008   1/XX/2008         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate                                                                                                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
625489594  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     9/XX/2006   8/XX/2006         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing: Evidence of disbursement date not found in file. Prepaid Interest From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date from HUD-1 or final closing disclosure of 09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
625487972  XXX      XXX     XXX             XXX               XXX            $XXX                  CT     8/XX/2007   7/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
625488719  XXX      XXX     XXX             XXX               XXX            $XXX                  MD     3/XX/2007   2/XX/2007         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing: Evidence of disbursement date not found in file. Prepaid Interest From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date from HUD-1 or final closing disclosure of 03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 03/XX/2007, 02/XX/2007. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
625489310  XXX      XXX     XXX             XXX               XXX            $XXX                  AL     3/XX/2007   2/XX/2007         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: A                                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       prepayment penalty is not permitted under the Consumer Credit Act. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing: Evidence of disbursement date not found in file. Prepaid Interest From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date from HUD-1 or final closing disclosure of 03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 03/XX/2007, 02/XX/2007, 02/XX/2007. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure to borrower.
625489525  XXX      XXX     XXX             XXX               XXX            $XXX                  NM     5/XX/2007   4/XX/2007         Investment   Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher    Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Priced: The mortgage loan file contains documenting evidence the consumer         Priced: Declarations page of the final loan application indicates that the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      intends to occupy the subject property as their primary residence. (Compliance    borrower intend to occupy the subject loan as a primary residence.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      testing performed based on the Occupancy Type of Investment).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 05/XX/2007, 04/XX/2007, 04/XX/2007. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
625489332  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     6/XX/2007   5/XX/2007         Primary      Purchase                                                                       3              D                     D                       D                    D                                                                                                                    [3] General - Incomplete Document: Note - Subject Lien is incomplete              The subject note, deed of trust, and final TIL all have the lender name missing.                                                                                                                                                                                                                                                                                                                                                                                                                                    3                 D                        D                          D                       D                      [3] Federal Compliance - Missing Final HUD-1 No Alternate Fee Source Document     General - Incomplete Document: TIL Final is incomplete: The subject note, deed                                                                                                                                                                                                                                                          No                                     TNR Testing Not Required
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        (Primary or Second Home): Missing Final HUD-1. No document containing fees        of trust, and final TIL all have the lender name missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided. Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing: Evidence of disbursement date not found in file. Security Instrument
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] General - Incomplete Document: TIL Final is incomplete
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application No Fees Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 06/XX/2007, 05/XX/2007, 05/XX/2007. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
625488485  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     2/XX/2006   1/XX/2006         UTD          Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing: Evidence of disbursement date not found in file. Prepaid Interest From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date from HUD-1 or final closing disclosure of 02/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 02/XX/2006, 01/XX/2006, 12/XX/2005, 11/XX/2005, 10/XX/2005, 09/XX/2005,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      08/XX/2005. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      LOS Application Date, Broker Application Date, or six months prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
625489191  XXX      XXX     XXX             XXX               XXX            $XXX                  WI     6/XX/2006   5/XX/2006         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate                                                                                                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                           file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing: Evidence of disbursement date not found in file. Prepaid Interest From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date from HUD-1 or final closing disclosure of 06/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      12/XX/2005. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      LOS Application Date, Broker Application Date, or six months prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Wisconsin Prepayment Penalty ARM Test: Wisconsin
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Prepayment Penalty: Adjustable rate loan containing prepayment penalty did not provide disclosure stating that there are also loans available without prepayment penalties.
625488451  XXX      XXX     XXX             XXX               XXX            $XXX                  NC     11/XX/2004  10/XX/2004        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing: Evidence of disbursement date not found in file. Security Instrument
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Notary Date of 11/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
625488676  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     1/XX/2007   1/XX/2007         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 02/XX/2007, 01/XX/2007. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure to applicant within three (3) business days of application due to missing information.
625489542  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     12/XX/2006  11/XX/2006        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing: Evidence of disbursement date not found in file. Prepaid Interest From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date from HUD-1 or final closing disclosure of 12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 12/XX/2006, 11/XX/2006, 10/XX/2006. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
625489267  XXX      XXX     XXX             XXX               XXX            $XXX                  MI     8/XX/2005   7/XX/2005         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate                                                                                                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing: Evidence of disbursement date not found in file. Prepaid Interest From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date from HUD-1 or final closing disclosure of 08/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 08/XX/2005, 07/XX/2005, 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      02/XX/2005. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      LOS Application Date, Broker Application Date, or six months prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure to borrower.
625488348  XXX      XXX     XXX             XXX               XXX            $XXX                  SC     12/XX/2007  11/XX/2007        Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 12/XX/2007, 11/XX/2007, 10/XX/2007, 09/XX/2007, 08/XX/2007, 07/XX/2007,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      06/XX/2007. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      LOS Application Date, Broker Application Date, or six months prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
625488472  XXX      XXX     XXX             XXX               XXX            $XXX                  KS     6/XX/2008   5/XX/2008         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
625488932  XXX      XXX     XXX             XXX               XXX            $XXX                  WI     10/XX/2008  9/XX/2008         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate                                                                                                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 10/XX/2008, 09/XX/2008, 08/XX/2008, 07/XX/2008, 06/XX/2008, 05/XX/2008,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      04/XX/2008. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      LOS Application Date, Broker Application Date, or six months prior to consummation.
625489261  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     10/XX/2007  9/XX/2007         Primary      Purchase                                                                       3              D                     D                       D                    D                                                                                                                    [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        3                 D                        D                          D                       D                      [3] Federal Compliance - Missing Final HUD-1 Alternate Document Used for Fees     Federal Compliance - Missing Final HUD-1 Alternate Document Used for Fees                                                                                                                                                                                                                                                               Yes                                    TR Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                           not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             (Primary): Missing Final HUD-1: Estimated HUD1 used for any applicable Federal,   (Primary): HUD-1 line 213 indicates it is an estimate so the HUD-1 cannot be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      State or Local compliance testing.                                                considered Final.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:         Federal Compliance - Final TIL Finance Charge Under Disclosed: HUD-1 line 213 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.                           a Seller Credit for $XXX which was not itemized and could not be utilized in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all          review.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
625489318  XXX      XXX     XXX             XXX               XXX            $XXX                  MD     8/XX/2006   7/XX/2006         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.                           parties: TIL appears to be final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated       Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain   Consummation: TIL in file indicated to be final, expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      signature on Affiliated Business Arrangement Disclosure.                          disbursement and/or note date, but is not signed or dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement       confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
625488971  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     9/XX/2008   8/XX/2008         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             of application date located in file. Compliance tests were run using an
                                                                                                                                                                                                                                                                                                                                                                                                                                           not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 09/XX/2008, 08/XX/2008, 07/XX/2008, 06/XX/2008, 05/XX/2008, 04/XX/2008,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      03/XX/2008. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      LOS Application Date, Broker Application Date, or six months prior to consummation.
625487927  XXX      XXX     XXX             XXX               XXX            $XXX                  PA     7/XX/2007   7/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625489199  XXX      XXX     XXX             XXX               XXX            $XXX                  VA     11/XX/2005  10/XX/2005        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
625488284  XXX      XXX     XXX             XXX               XXX            $XXX                  AZ     1/XX/2006   12/XX/2005        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                           file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure was provided within three (3) days of application due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing: Evidence of disbursement date not found in file. Prepaid Interest From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date from HUD-1 or final closing disclosure of 01/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 01/XX/2006, 12/XX/2005, 11/XX/2005, 11/XX/2005. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date, or six months prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure to applicant within three (3) business days of application due to missing information.
625488238  XXX      XXX     XXX             XXX               XXX            $XXX                  AZ     7/XX/2007   6/XX/2007         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      01/XX/2007. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      LOS Application Date, Broker Application Date, or six months prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
625488263  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     4/XX/2004   3/XX/2004         Primary      Refinance Cash-out - Debt Consolidation                                        3              D                     D                       D                    D                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          3                 D                        D                          D                       D                      [3] Federal Compliance - Missing Final HUD-1 Alternate Document Used for Fees                                                                                                                                                                                                                                                                                                                                             Yes                                    TR HUD Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Primary): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing: Evidence of disbursement date not found in file. Prepaid Interest From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date from HUD-1 or final closing disclosure of 04/XX/2004 used as disbursement date for compliance testing.
625488663  XXX      XXX     XXX             XXX               XXX            $XXX                  LA     3/XX/2007   2/XX/2007         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing: Evidence of disbursement date not found in file. Prepaid Interest From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date from HUD-1 or final closing disclosure of 03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 03/XX/2007, 02/XX/2007. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
625488210  XXX      XXX     XXX             XXX               XXX            $XXX                  NJ     7/XX/2007   6/XX/2007         UTD          Refinance UTD                                                                  3              D                     D                       D                    D                                                                                                                    [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      3                 D                        D                          D                       D                      [3] Federal Compliance - Missing Final HUD-1 No Alternate Fee Source Document                                                                                                                                                                                                                                                                                                                                             Yes                                    TR Indeterminable (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                           file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Primary or Second Home): Missing Final HUD-1. No document containing fees
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        provided. Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing: Evidence of disbursement date not found in file. Security Instrument
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application No Fees Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      01/XX/2007. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      LOS Application Date, Broker Application Date, or six months prior to consummation. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
625489442  XXX      XXX     XXX             XXX               XXX            $XXX                  IN     4/XX/2007   3/XX/2007         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
625488133  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     3/XX/2004   2/XX/2004         UTD          Refinance UTD                                                                  3              D                     D                       D                    D                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   3                 D                        D                          D                       D                      [3] Federal Compliance - Missing Final HUD-1 No Alternate Fee Source Document                                                                                                                                                                                                                                                                                                                                             Yes                                    TR Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Primary or Second Home): Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing: Evidence of disbursement date not found in file. Security Instrument
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Notary Date of 03/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application No Fees Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 03/XX/2004, 02/XX/2004, 01/XX/2004, 12/XX/2003, 11/XX/2003, 10/XX/2003,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      09/XX/2003. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      LOS Application Date, Broker Application Date, or six months prior to consummation. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
625488328  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     5/XX/2005   4/XX/2005         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      11/XX/2004. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      LOS Application Date, Broker Application Date, or six months prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Right to Cancel occurs prior to expected date(s).
625488854  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     8/XX/2005   8/XX/2005         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate                                                                                                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing: Evidence of disbursement date not found in file. Prepaid Interest From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date from HUD-1 or final closing disclosure of 08/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
625489179  XXX      XXX     XXX             XXX               XXX            $XXX                  CT     4/XX/2007   3/XX/2007         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Connecticut Prepayment Penalty Test: Connecticut
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lenders, Correspondent Lenders, Brokers and Loan Originators Act. Prepay
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 04/XX/2007, 03/XX/2007. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure to borrower.
625487983  XXX      XXX     XXX             XXX               XXX            $XXX                  PA     3/XX/2005   2/XX/2005         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      09/XX/2004. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      LOS Application Date, Broker Application Date, or six months prior to consummation.
625489636  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     5/XX/2005   4/XX/2005         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing: Evidence of disbursement date not found in file. Prepaid Interest From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date from HUD-1 or final closing disclosure of 05/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      11/XX/2004. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      LOS Application Date, Broker Application Date, or six months prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625488930  XXX      XXX     XXX             XXX               XXX            $XXX                  OK     12/XX/2005  11/XX/2005        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:         Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TIL                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.                           appears to be final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated       Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain   parties: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
625488412  XXX      XXX     XXX             XXX               XXX            $XXX                  PA     9/XX/2006   9/XX/2006         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing: Evidence of disbursement date not found in file. Prepaid Interest From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date from HUD-1 or final closing disclosure of 09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date using the following dates: 09/XX/2006, 09/XX/2006. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
625489444  XXX      XXX     XXX             XXX               XXX            $XXX                  AK     7/XX/2007   6/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing: Evidence of disbursement date not found in file. Prepaid Interest From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date from HUD-1 or final closing disclosure of 07/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      01/XX/2007. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      LOS Application Date, Broker Application Date, or six months prior to consummation.
625488840  XXX      XXX     XXX             XXX               XXX            $XXX                  AZ     3/XX/2007   2/XX/2007         Primary      Refinance Rate/Term                                                            3              D                     D                       D                    D                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          3                 D                        D                          D                       D                      [3] Federal Compliance - Missing Final HUD-1 Alternate Document Used for Fees                                                                                                                                                                                                                                                                                                                                             Yes                                    TR HUD Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Primary): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 03/XX/2007, 02/XX/2007, 01/XX/2007, 12/XX/2006, 11/XX/2006, 10/XX/2006,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      09/XX/2006. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      LOS Application Date, Broker Application Date, or six months prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure to applicant within three (3) business days of application due to missing information.
625488946  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     4/XX/2006   3/XX/2006         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing: Evidence of disbursement date not found in file. Prepaid Interest From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date from HUD-1 or final closing disclosure of 04/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006, 12/XX/2005, 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lookback testing performed up to one of the following: TRID start date, TIL/MDIA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date, Broker Application Date, or six months prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure to applicant within three (3) business days of application due to missing information.
625488887  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     3/XX/2006   1/XX/2006         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate                                                                                                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
625488056  XXX      XXX     XXX             XXX               XXX            $XXX                  WY     4/XX/2007   4/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
625488678  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     2/XX/2007   1/XX/2007         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing: Evidence of disbursement date not found in file. Prepaid Interest From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date from HUD-1 or final closing disclosure of 02/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 02/XX/2007, 01/XX/2007, 12/XX/2006, 11/XX/2006. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date, or six months prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
625489346  XXX      XXX     XXX             XXX               XXX            $XXX                  MS     7/XX/2007   7/XX/2007         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing: Evidence of disbursement date not found in file. Prepaid Interest From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date from HUD-1 or final closing disclosure of 07/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date using the following dates: 07/XX/2007, 07/XX/2007. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure to applicant within three (3) business days of application due to missing information.
625488312  XXX      XXX     XXX             XXX               XXX            $XXX                  MO     3/XX/2007   2/XX/2007         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM   Federal Compliance - Final TIL Finance Charge Under Disclosed: The index the                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             disclosure was provided within three (3) days of application due to missing       Lender used at origination was not provided in the file. The lowest index value
                                                                                                                                                                                                                                                                                                                                                                                                                                           (MIC) not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         information.                                                                      available in the lookback period is 5.2591 and results in higher payment streams
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine     than were disclosed on the Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 03/XX/2007, 02/XX/2007, 02/XX/2007. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL APR of XX.XX% is underdisclosed from calculated APR of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      XX.XX% outside of 0.250% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625489419  XXX      XXX     XXX             XXX               XXX            $XXX                  NJ     2/XX/2002   1/XX/2002         UTD          Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate                                                                                                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                           (MIC) not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing: Evidence of disbursement date not found in file. Prepaid Interest From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date from HUD-1 or final closing disclosure of 02/XX/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: 02/XX/2002, 01/XX/2002, 12/XX/2001, 11/XX/2001, 10/XX/2001, 09/XX/2001,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      08/XX/2001. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      LOS Application Date, Broker Application Date, or six months prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Penalty: No prepayment penalties are permissible in the state of New Jersey.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
625489543  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     3/XX/2007   3/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625489299  XXX      XXX     XXX             XXX               XXX            $XXX                  MO     4/XX/2008   3/XX/2008         Primary      Refinance Cash-out - Debt Consolidation                                        1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625488086  XXX      XXX     XXX             XXX               XXX            $XXX                  WA     5/XX/2008   4/XX/2008         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending                                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
625489120  XXX      XXX     XXX             XXX               XXX            $XXX                  MD     8/XX/2007   7/XX/2007         Primary      Refinance Rate/Term                                                            3              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          3                 B                        B                          B                       B                      [3] Missing Document - Missing Document: Missing 1003 Initial - Lender's          Missing Document - Missing Document: Missing 1003 Initial - Lender's: Compliance                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided               testing was completed using up to a 6 month look back from the Note date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Missing Document - Initial TIL not provided
625488841  XXX      XXX     XXX             XXX               XXX            $XXX                  PA     11/XX/2008  10/XX/2008        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Missing Document - Initial TIL not provided
625487981  XXX      XXX     XXX             XXX               XXX            $XXX                  MS     1/XX/2008   9/XX/2007         Primary      Purchase                                                                       1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625488598  XXX      XXX     XXX             XXX               XXX            $XXX                  NV     12/XX/2004  12/XX/2004        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or                                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Right to Rescind occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625487913  XXX      XXX     XXX             XXX               XXX            $XXX                  CT     7/XX/2005   6/XX/2005         Primary      Refinance Cash-out - Other                                                     1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625489021  XXX      XXX     XXX             XXX               XXX            $XXX                  NC     10/XX/2006  10/XX/2006        Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Missing Document - Initial TIL not provided                                                                                                                                                                                                                                                                                                                                                                                                                  -
625488580  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     2/XX/2008   2/XX/2008         Primary      Refinance Rate/Term                                                            1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625488596  XXX      XXX     XXX             XXX               XXX            $XXX                  NC     10/XX/2006  9/XX/2006         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
625488323  XXX      XXX     XXX             XXX               XXX            $XXX                  OR     11/XX/2005  10/XX/2005        Primary      Purchase                                                                       1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625488726  XXX      XXX     XXX             XXX               XXX            $XXX                  MN     5/XX/2007   3/XX/2007         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
625489659  XXX      XXX     XXX             XXX               XXX            $XXX                  HI     10/XX/2007  9/XX/2007         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Closing / Title - (Doc Error) Security Instrument Error: Notary Date was not                                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided
625488774  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     6/XX/2007   5/XX/2007         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance   Federal Compliance - Notice of Right to Cancel Missing: Missing documentation to                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      tests requiring an LTV were run off an assumed value of a contract sales price    determine the occupancy and purpose therefore compliance review defaulted to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      or original loan amount, whichever applies.                                       owner occupied/cash out refinance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/XX/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
625488714  XXX      XXX     XXX             XXX               XXX            $XXX                  NJ     3/XX/2006   2/XX/2006         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/XX/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
625488272  XXX      XXX     XXX             XXX               XXX            $XXX                  TN     8/XX/2007   7/XX/2007         Second Home  Purchase                                                                       3              D                     D                       D                    D                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   3                 D                        D                          D                       D                      [3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document                                                                                                                                                                                                                                                                                                                                               No                                     TNR Testing Not Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/XX/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625488437  XXX      XXX     XXX             XXX               XXX            $XXX                  OH     12/XX/2010  10/XX/2010        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2                 B                        B                          B                       B                      [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of      Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                           (MIC) not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio  did not disclose the following fees as prepaid finance charges: $XXX Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan    Protection Letter, $XXX Flood Cert, $XXX Origination Fee, $XXX Recording Service
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Information Document not retained by lender.                                      Fee, $XXX Settlement Fee, $XXX Tax Service Fee, $XXX Title Courier, $XXX Wire
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not  Fee. Itemization also included a $XXX Final Inspection Fee as a prepaid charge.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Provided): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488244  XXX      XXX     XXX             XXX               XXX            $XXX                  SC     10/XX/2006  8/XX/2006         Primary      Construction-Permanent                                                         2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
625488414  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     4/XX/2008   3/XX/2008         Primary      Refinance Rate/Term                                                            1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625489093  XXX      XXX     XXX             XXX               XXX            $XXX                  TX     1/XX/2008   12/XX/2007        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [2] Closing / Title - Final Title Policy is missing. No evidence of title was                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                           found in file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
625489506  XXX      XXX     XXX             XXX               XXX            $XXX                  MD     9/XX/2005   8/XX/2005         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - Initial TIL not provided
625488914  XXX      XXX     XXX             XXX               XXX            $XXX                  NC     4/XX/2009   3/XX/2009         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Government Documentation - Missing Document: FHA Mortgage Insurance                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               2                 B                        B                          B                       B                      [2] Federal Compliance - Initial Loan Application Status Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   application date located in file. Compliance tests were run using an application
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        date of 3/XX/2009 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
625489676  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     3/XX/2008   2/XX/2008         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003               Broker's only page 1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/XX/2008 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
625488656  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     6/XX/2005   5/XX/2005         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided               Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Initial Loan Application Status Test: No evidence of     determine cause of under disclosure due to missing itemization of amount application date located in file. Compliance tests were run using an application  financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      date of 5/XX/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488785  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     12/XX/2006  11/XX/2006        Primary      Purchase                                                                       1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625489430  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     9/XX/2007   7/XX/2007         Primary      Refinance Cash-out - Other                                                     1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625489089  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     9/XX/2011   8/XX/2011         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date     Federal Compliance - SAFE Act - LO Company NMLS license status not approved:                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business   Oraganization is in approved status
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      day availability for estimate of charges and terms for all other settlement       Federal Compliance - SAFE Act - Individual LO NMLS license status not approved:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      charges.                                                                          LO in approved status at time of origination
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Organization not in approved license status to conduct loan origination activities.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Loan Originator not in approved license status to conduct loan origination activities.
625488546  XXX      XXX     XXX             XXX               XXX            $XXX                  PA     11/XX/2006  10/XX/2006        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - Initial TIL not provided
625488093  XXX      XXX     XXX             XXX               XXX            $XXX                  PA     9/XX/2006   8/XX/2006         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Initial Loan Application Status Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 8/XX/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
625488046  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     6/XX/2008   4/XX/2008         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2                 B                        B                          B                       B                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance   Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                           (MIC) not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         tests requiring an LTV were run off an assumed value of a contract sales price    determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      0.125%: Truth In Lending Act: Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625489516  XXX      XXX     XXX             XXX               XXX            $XXX                  MS     8/XX/2009   4/XX/2009         Primary      Purchase                                                                       1              A                     A                       A                    A                                                                                                                    [3] Government Documentation - Missing Document: FHA Mortgage Insurance                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Certificate not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Missing Final 1003
625489125  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     9/XX/2007   9/XX/2007         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
625489711  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     1/XX/2008   12/XX/2007        Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                           (MIC) not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
625488537  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     4/XX/2008   3/XX/2008         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
625487939  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     7/XX/2005   6/XX/2005         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
625488729  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     6/XX/2005   2/XX/2005         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [2] Closing / Title - Final Title Policy is missing. No evidence of title was                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:     Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                           found in file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             ARM loan program disclosure not provided to the borrower within three (3) days    determine underdisclosure, missing Itemization.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625489646  XXX      XXX     XXX             XXX               XXX            $XXX                  MO     9/XX/2005   8/XX/2005         Primary      Purchase                                                                       1              A                     A                       A                    A                                                                                                                    [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                           (MIC) not provided
625488987  XXX      XXX     XXX             XXX               XXX            $XXX                  LA     4/XX/2005   3/XX/2005         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Initial Loan Application Status Test: No evidence of     State Compliance - (Doc Error) Note Error: Loan does not comply with state                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application  prepayment penalty requirements: PPP expired. Prepayment charge not allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      date of 3/XX/2005 which is 1 month(s) prior to consummation. A 7 month lookback   state of LA - max prepayment charge for LA loan is 5%, 4%, 3%, 2%, 1% - Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      was used to determine this application date.                                      rider reflects prepayment of 5%, 5%,5%.5%,5%. Lender is XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
625488772  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     3/XX/2008   2/XX/2008         Investment   Purchase                                                                       3              D                     D                       D                    D                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   3                 D                        D                          D                       D                      [3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document                                                                                                                                                                                                                                                                                                                                               No                                     TNR Testing Not Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/XX/2008 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - (Missing Data) Missing Information to Determine
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Channel of Retail.
625489501  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     1/XX/2007   12/XX/2006        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                           provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
625489030  XXX      XXX     XXX             XXX               XXX            $XXX                  MD     3/XX/2007   2/XX/2007         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:         Miscellaneous Compliance - Initial TIL not provided: Provided date not indicated                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.                           on initial TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - Initial TIL not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
625489200  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     8/XX/2007   7/XX/2007         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/XX/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - Initial TIL not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
625488791  XXX      XXX     XXX             XXX               XXX            $XXX                  WI     11/XX/2006  10/XX/2006        Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
625489206  XXX      XXX     XXX             XXX               XXX            $XXX                  MD     7/XX/2007   6/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Initial Loan Application Status Test: No evidence of     Miscellaneous Compliance - Initial TIL not provided: The Lender's Initial Truth                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application  In Lending Disclosure was not provided in the loan File.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      date of 6/XX/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - Initial TIL not provided
625488305  XXX      XXX     XXX             XXX               XXX            $XXX                  MS     10/XX/2006  9/XX/2006         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - Final Title Policy is missing. No evidence of title was                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                           found in file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
625488363  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     11/XX/2007  8/XX/2007         Investment   Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
625489114  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     2/XX/2009   12/XX/2008        Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Government Documentation - Missing Document: FHA Case Number Assignment not                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       2                 B                        B                          B                       B                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance   Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                           provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   tests requiring an LTV were run off an assumed value of a contract sales price    determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Government Documentation - Missing Document: FHA Mortgage Insurance                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   [2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Government Documentation - Missing Document: HUD/VA 92900-A not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               0.125%: Truth In Lending Act: Final TIL APR of XX.XX% is underdisclosed from calculated APR of XX.XX% outside of 0.125% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625487961  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     11/XX/2005  10/XX/2005        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
625488455  XXX      XXX     XXX             XXX               XXX            $XXX                  AZ     9/XX/2005   5/XX/2005         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
625488073  XXX      XXX     XXX             XXX               XXX            $XXX                  MD     12/XX/2006  11/XX/2006        Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
625488019  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     9/XX/2006   8/XX/2006         Second Home  Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance   Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      tests requiring an LTV were run off an assumed value of a contract sales price    parties: TIL in file indicated to be final, expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      or original loan amount, whichever applies.                                       disbursement and/or note date but is not signed or dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:         confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/XX/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
625489376  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     7/XX/2005   6/XX/2005         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
625489084  XXX      XXX     XXX             XXX               XXX            $XXX                  MO     8/XX/2007   7/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Initial Loan Application Status Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 7/XX/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
625489033  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     6/XX/2005   5/XX/2005         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/XX/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
625489433  XXX      XXX     XXX             XXX               XXX            $XXX                  WV     7/XX/2006   6/XX/2006         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/XX/2006 which is 1 month(s) prior to consummation. A 2 month lookback was used to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - Initial TIL not provided
625489284  XXX      XXX     XXX             XXX               XXX            $XXX                  NC     3/XX/2010   11/XX/2009        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [2] Closing / Title - Note is not on a FNMA/FHLMC form and may not contain                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                           standard legal language.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
625488441  XXX      XXX     XXX             XXX               XXX            $XXX                  SC     2/XX/2009   1/XX/2009         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/XX/2009 which is 1 month(s) prior to consummation. A 3 month lookback was used to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
625488865  XXX      XXX     XXX             XXX               XXX            $XXX                  VA     12/XX/2007  11/XX/2007        Primary      Refinance Cash-out - Other                                                     1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625488007  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     1/XX/2009   11/XX/2008        Primary      Refinance Cash-out - Debt Consolidation                                        1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625488230  XXX      XXX     XXX             XXX               XXX            $XXX                  LA     12/XX/2008  8/XX/2008         Investment   Refinance Cash-out - Other                                                     1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625489382  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     10/XX/2007  8/XX/2007         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - Initial TIL not provided                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
625488595  XXX      XXX     XXX             XXX               XXX            $XXX                  MD     4/XX/2007   3/XX/2007         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Initial Loan Application Status Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 3/XX/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
625489409  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     10/XX/2006  9/XX/2006         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In       Federal Compliance - Final TIL Finance Charge Under Disclosed: The itemization                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated   of amount financed did not break out origination fee; unable to determine
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.                                     under-disclosure of $XXX.
625489511  XXX      XXX     XXX             XXX               XXX            $XXX                  AR     10/XX/2007  9/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - Final Title Policy is missing. No evidence of title was                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate
                                                                                                                                                                                                                                                                                                                                                                                                                                           found in file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - Note is not on a FNMA/FHLMC form and may not contain                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                           standard legal language.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
625489580  XXX      XXX     XXX             XXX               XXX            $XXX                  PA     6/XX/2007   5/XX/2007         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - Initial TIL not provided                           Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement       determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625489036  XXX      XXX     XXX             XXX               XXX            $XXX                  VA     12/XX/2003  12/XX/2003        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Miscellaneous Compliance - Missing Document: Service Provider Disclosure not                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                           provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is the consummation date. A 1 month lookback was used to determine this application date.
625489220  XXX      XXX     XXX             XXX               XXX            $XXX                  MD     7/XX/2007   6/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2                 B                        B                          B                       B                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance   Federal Compliance - Notice of Right to Cancel Missing: Missing documentation to                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        tests requiring an LTV were run off an assumed value of a contract sales price    determine the occupancy and purpose therefore compliance review defaulted to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      or original loan amount, whichever applies.                                       owner occupied/cash out refinance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/XX/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - TILA - Final TIL Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
625488372  XXX      XXX     XXX             XXX               XXX            $XXX                  AZ     12/XX/2007  11/XX/2007        Primary      Refinance Cash-out - Other                                                     3              C                     C                       C                    C                                                                                                                    [2] Closing / Title - Note is not on a FNMA/FHLMC form and may not contain                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            3                 C                        C                          C                       C                      [3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than    Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than                                                                                                                                                                                                                                                              Tested                                 TR Tested
                                                                                                                                                                                                                                                                                                                                                                                                                                           standard legal language.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   final TIL signature date.                                                         notary/security instrument date.: HUD reflects a disbursement date of 12/XX/2007
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than    however the notary date is 12/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      notary/security instrument date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
625488041  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     3/XX/2007   3/XX/2007         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
625488067  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     8/XX/2007   7/XX/2007         Primary      Purchase                                                                       1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625489574  XXX      XXX     XXX             XXX               XXX            $XXX                  MD     1/XX/2008   12/XX/2007        Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                              -
625488264  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     8/XX/2007   7/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/XX/2007 which is 1 month(s) prior to consummation. A 3 month lookback was used to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - Initial TIL not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 8/XX/2007, prior to three (3) business days from transaction date of 8/XX/2007.
625488512  XXX      XXX     XXX             XXX               XXX            $XXX                  WA     9/XX/2010   8/XX/2010         Primary      Refinance Streamlined                                                          2              B                     B                       B                    B                                                                                                                    [2] Closing / Title - Note is not on a FNMA/FHLMC form and may not contain                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                           standard legal language.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Statement Not Provided Within 3 Business Days of Application: RESPA Servicing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Washington Residential Mortgage Loan (Disclosure of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.
625488972  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     7/XX/2007   6/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/XX/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
625489252  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     1/XX/2007   10/XX/2006        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [2] Closing / Title - Note is not on a FNMA/FHLMC form and may not contain                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                           standard legal language.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
625488646  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     5/XX/2006   4/XX/2006         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2                 B                        B                          B                       B                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/XX/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - Initial TIL not provided
625489387  XXX      XXX     XXX             XXX               XXX            $XXX                  SC     3/XX/2007   2/XX/2007         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - Initial TIL not provided                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
625488076  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     6/XX/2007   5/XX/2007         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/XX/2007 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure to borrower.
625489022  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     12/XX/2000  10/XX/2000        Primary      Purchase                                                                       1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625489239  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     10/XX/2007  9/XX/2007         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - Initial TIL not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/XX/2007 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      4/XX/2007.
625489273  XXX      XXX     XXX             XXX               XXX            $XXX                  CO     8/XX/2004   7/XX/2004         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003               Missing appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  2                 B                        B                          B                       B                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Valuation:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - Initial TIL not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/XX/2004 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2/XX/2004.
625487940  XXX      XXX     XXX             XXX               XXX            $XXX                  NC     3/XX/1997   3/XX/1997         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - Initial TIL not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/XX/1997 which is 0 months prior to consummation. A 2 month lookback was used to determine this application date. The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      3/XX/1997.
625488524  XXX      XXX     XXX             XXX               XXX            $XXX                  MS     3/XX/2007   3/XX/2007         Primary      Purchase                                                                       1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625488205  XXX      XXX     XXX             XXX               XXX            $XXX                  RI     7/XX/2004   6/XX/2004         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 6/XX/2004 which is 1 months prior to consummation. A 2 month lookback was used to determine this application date. The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      6/XX/2004.
625488459  XXX      XXX     XXX             XXX               XXX            $XXX                  PA     4/XX/2007   3/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - Initial TIL not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/XX/2007 which is 1 months prior to consummation. A 2 month lookback was used to determine this application date. The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      3/XX/2007.
625488773  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     12/XX/2005  11/XX/2005        Primary      Refinance Cash-out - Debt Consolidation                                        1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625489550  XXX      XXX     XXX             XXX               XXX            $XXX                  NJ     9/XX/2004   8/XX/2004         Primary      Refinance Rate/Term                                                            3              C                     C                       C                    C                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003               Missing appraisal from loan file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   3                 C                        C                          C                       C                      [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:                                                                                                                                                                                                                                                                                                                                                                                 Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Valuation:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/XX/2004 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      3/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
625489617  XXX      XXX     XXX             XXX               XXX            $XXX                  AZ     5/XX/2002   4/XX/2002         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/XX/2002 which is 1 months prior to consummation. A 3 month lookback was used to determine this application date. The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      4/XX/2002.
625489602  XXX      XXX     XXX             XXX               XXX            $XXX                  CT     2/XX/2007   1/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/XX/2007 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      8/XX/2006.
625488730  XXX      XXX     XXX             XXX               XXX            $XXX                  NC     3/XX/2007   2/XX/2007         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - Initial TIL not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/XX/2007 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      9/XX/2006.
625488603  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     7/XX/2007   7/XX/2007         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/XX/2007 which is 0 months prior to consummation. A 2 month lookback was used to determine this application date. The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      7/XX/2007.
625488017  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     12/XX/2005  11/XX/2005        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      6/XX/2005.
625488361  XXX      XXX     XXX             XXX               XXX            $XXX                  WI     2/XX/2007   1/XX/2007         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate       Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charges                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not    under disclosed by $XXX which exceeds the $XXX tolerance for purchase
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.                                                         transactions. Unable to determine under disclosure due to missing itemization of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In       amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625489268  XXX      XXX     XXX             XXX               XXX            $XXX                  OR     5/XX/2007   4/XX/2007         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                           not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/XX/2007 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      11/XX/2006.
625488318  XXX      XXX     XXX             XXX               XXX            $XXX                  VA     1/XX/2008   12/XX/2007        Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      7/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Virginia Mortgage Lender and Broker Act (Additional
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Compensation Not on Written Agreement): Virginia Mortgage Lender and Broker Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Mortgage broker has received compensation from the borrower other than that specified in the written agreement signed by the borrower.
625488682  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     5/XX/2007   4/XX/2007         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - Initial TIL not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/XX/2007 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      11/XX/2006.
625489041  XXX      XXX     XXX             XXX               XXX            $XXX                  RI     10/XX/2005  10/XX/2005        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Purchase Agreement / Sales                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Contract not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - Initial TIL not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625488221  XXX      XXX     XXX             XXX               XXX            $XXX                  AL     11/XX/2003  10/XX/2003        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           (MIC) not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      5/XX/2003.
625488690  XXX      XXX     XXX             XXX               XXX            $XXX                  MO     1/XX/2008   11/XX/2007        Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
625488857  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     8/XX/2006   6/XX/2006         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                           (MIC) not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
625488383  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     11/XX/2008  10/XX/2008        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2008.
625488540  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     5/XX/2008   4/XX/2008         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Government Documentation - Missing Document: FHA Mortgage Insurance                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   application date located in file. Compliance tests were run using an application
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.
625489109  XXX      XXX     XXX             XXX               XXX            $XXX                  NJ     2/XX/2006   2/XX/2006         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Government Documentation - Missing Document: FHA Mortgage Insurance                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
625488180  XXX      XXX     XXX             XXX               XXX            $XXX                  VA     7/XX/2009   6/XX/2009         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2009.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
625488000  XXX      XXX     XXX             XXX               XXX            $XXX                  CT     3/XX/2004   2/XX/2004         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.
625489049  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     7/XX/2008   7/XX/2008         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
625489577  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     9/XX/2005   8/XX/2005         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625488624  XXX      XXX     XXX             XXX               XXX            $XXX                  NM     5/XX/2005   4/XX/2005         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005.
625488391  XXX      XXX     XXX             XXX               XXX            $XXX                  MO     10/XX/2004  9/XX/2004         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Evidence of disbursement date not found in file. Security Instrument Notary Date
                                                                                                                                                                                                                                                                                                                                                                                                                                           not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             of 10/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625488223  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     4/XX/2004   4/XX/2004         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
625488357  XXX      XXX     XXX             XXX               XXX            $XXX                  MD     1/XX/2007   12/XX/2006        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of    Closing / Title - Note Error: Note grace period days less than minimum per                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application  state: Minimum grace period in MD is 15 days, note states 10 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - Note Error: Note grace period days less than minimum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
625488555  XXX      XXX     XXX             XXX               XXX            $XXX                  LA     7/XX/2006   6/XX/2006         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.
625488447  XXX      XXX     XXX             XXX               XXX            $XXX                  TX     9/XX/2001   8/XX/2001         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2001.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625488069  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     10/XX/2006  8/XX/2006         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
625489709  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     3/XX/2007   2/XX/2007         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
625488996  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     9/XX/2006   8/XX/2006         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance   State Compliance - Note Error: Note late charge percentage exceeds maximum per                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  tests requiring an LTV were run off an assumed value of a contract sales price    state: Late charge of 4% exceeds maximum of 2% for the state of New York.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
625489272  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     5/XX/2006   4/XX/2006         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
625489593  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     5/XX/2006   4/XX/2006         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
625487973  XXX      XXX     XXX             XXX               XXX            $XXX                  NV     6/XX/2007   5/XX/2007         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
625489141  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     4/XX/2007   2/XX/2007         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
625488066  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     11/XX/2005  10/XX/2005        Second Home  Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.
625488420  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     10/XX/2005  10/XX/2005        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
625489271  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     3/XX/2006   2/XX/2006         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance    Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      with timing requirements due to missing Initial Loan Application Date.            did not disclose 2 wire fees of $XXX as a prepaid finance charges
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625489174  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     8/XX/2008   4/XX/2008         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In       Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated   determine under disclosure due to missing Itemization of Amount Financed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625489314  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     6/XX/2007   5/XX/2007         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
625488988  XXX      XXX     XXX             XXX               XXX            $XXX                  NH     9/XX/2004   9/XX/2004         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
625488647  XXX      XXX     XXX             XXX               XXX            $XXX                  LA     9/XX/2007   8/XX/2007         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             application date located in file. Compliance tests were run using an application
                                                                                                                                                                                                                                                                                                                                                                                                                                           not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
625489142  XXX      XXX     XXX             XXX               XXX            $XXX                  MT     5/XX/2006   5/XX/2006         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                                                                                                                                                                                                                                                                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
625488399  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     9/XX/2006   8/XX/2006         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
625489586  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     12/XX/2004  8/XX/2004         Primary      Purchase                                                                       1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625487992  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     6/XX/2004   5/XX/2004         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.
625489115  XXX      XXX     XXX             XXX               XXX            $XXX                  PA     7/XX/2003   6/XX/2003         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             application date located in file. Compliance tests were run using an application
                                                                                                                                                                                                                                                                                                                                                                                                                                           not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
625489055  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     1/XX/2007   12/XX/2006        Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.
625488217  XXX      XXX     XXX             XXX               XXX            $XXX                  NV     7/XX/2007   6/XX/2007         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Act: Notice of Right to Cancel was not provided.
625489452  XXX      XXX     XXX             XXX               XXX            $XXX                  VA     8/XX/2006   6/XX/2006         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
625488332  XXX      XXX     XXX             XXX               XXX            $XXX                  PA     8/XX/2008   6/XX/2008         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
625488724  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     7/XX/2005   6/XX/2005         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.
625488143  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     6/XX/2007   5/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
625488482  XXX      XXX     XXX             XXX               XXX            $XXX                  WA     10/XX/2006  9/XX/2006         Second Home  Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
625489311  XXX      XXX     XXX             XXX               XXX            $XXX                  KY     7/XX/2004   6/XX/2004         Primary      Refinance Rate/Term                                                            1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625489180  XXX      XXX     XXX             XXX               XXX            $XXX                  MO     8/XX/2006   7/XX/2006         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
625489642  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     8/XX/2007   7/XX/2007         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.
625488667  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     4/XX/2004   3/XX/2004         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:     Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower within three (3) days    determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488273  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     6/XX/2005   6/XX/2005         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In       Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated   determine the under disclosure due to missing the Itemization of Amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.                                     Financed.
625489534  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     3/XX/2004   2/XX/2004         Primary      Purchase                                                                       3              D                     D                       D                    D                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   3                 D                        D                          D                       D                      [3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing:                                                                                                                                                                                                                                                                                                                                           No                                     TNR Testing Not Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing Final HUD-1. No document containing fees provided. Any applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
625487925  XXX      XXX     XXX             XXX               XXX            $XXX                  NJ     6/XX/2007   5/XX/2007         Investment   Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.
625488384  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     11/XX/2006  10/XX/2006        Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003               Appraisal not porvided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Valuation:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Evidence of disbursement date not found in file. Security Instrument Notary Date
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - Final Title Policy is missing. No evidence of title was                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              of 11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                           found in file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
625489328  XXX      XXX     XXX             XXX               XXX            $XXX                  OH     8/XX/2007   7/XX/2007         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Information Document not retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Verified): Unable to test Ability to Repay due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Provided): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
625488645  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     10/XX/2007  9/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - Initial TIL not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
625488289  XXX      XXX     XXX             XXX               XXX            $XXX                  AR     1/XX/2006   12/XX/2005        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.
625487997  XXX      XXX     XXX             XXX               XXX            $XXX                  OH     2/XX/2005   2/XX/2005         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
625488118  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     8/XX/2005   7/XX/2005         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
625489008  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     3/XX/2005   2/XX/2005         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Evidence of disbursement date not found in file. Note Date of 03/XX/2005 used as
                                                                                                                                                                                                                                                                                                                                                                                                                                           provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - Final Title Policy is missing. No evidence of title was                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                           found in file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
625488974  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     2/XX/2007   1/XX/2007         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.
625488737  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     11/XX/2006  10/XX/2006        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [2] Closing / Title - Final Title Policy is missing. No evidence of title was                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           found in file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.
625489658  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     2/XX/2007   1/XX/2007         Investment   Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.
625488989  XXX      XXX     XXX             XXX               XXX            $XXX                  MD     4/XX/2007   2/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        1              A                     A                       A                    A                                                                                                                    [3] Application / Processing - Missing Valuation:                                 Appraisal not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625489283  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     1/XX/1997   1/XX/1997         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate       Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not    did not disclose the closing fee of $XXX as a prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
625488032  XXX      XXX     XXX             XXX               XXX            $XXX                  UT     9/XX/1998   8/XX/1998         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003               Appraisal not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Valuation:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/1998.
625489373  XXX      XXX     XXX             XXX               XXX            $XXX                  RI     1/XX/2007   12/XX/2006        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of    State Compliance - Note Error: Note late charge percentage exceeds maximum per                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Valuation:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          application date located in file. Compliance tests were run using an application  state: Maximum late charge for RI is 3% - note states 6%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
625488343  XXX      XXX     XXX             XXX               XXX            $XXX                  KY     9/XX/2005   7/XX/2005         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
625488723  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     7/XX/2006   6/XX/2006         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
625488915  XXX      XXX     XXX             XXX               XXX            $XXX                  NC     1/XX/2010   12/XX/2009        Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Government Documentation - Missing Document: FHA Mortgage Insurance                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   application date located in file. Compliance tests were run using an application date of 12/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2009.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
625488863  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     11/XX/2004  11/XX/2004        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625489427  XXX      XXX     XXX             XXX               XXX            $XXX                  MD     5/XX/2008   4/XX/2008         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.
625489684  XXX      XXX     XXX             XXX               XXX            $XXX                  MI     6/XX/2008   6/XX/2008         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Borrower Bill of Rights disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      and Home Ownership Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
625489488  XXX      XXX     XXX             XXX               XXX            $XXX                  MS     1/XX/2006   12/XX/2005        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.
625489637  XXX      XXX     XXX             XXX               XXX            $XXX                  MI     4/XX/2002   3/XX/2002         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2001.
625489204  XXX      XXX     XXX             XXX               XXX            $XXX                  MO     6/XX/2006   6/XX/2006         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
625488576  XXX      XXX     XXX             XXX               XXX            $XXX                  WA     7/XX/2003   6/XX/2003         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of    Federal Compliance - Final TIL Finance Charge Under Disclosed: The Lender's TIL                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application  reflects MI dropping off after 83 months, however, the audited TIL indicates MI
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      date of 06/XX/2003 which is 1 months prior to consummation. A lookback was        should drop off after 84 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      performed to determine this application date. The final date used for testing was 01/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488157  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     4/XX/2005   1/XX/2005         Primary      Construction-Permanent                                                         2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
625488300  XXX      XXX     XXX             XXX               XXX            $XXX                  IN     8/XX/2003   7/XX/2003         Primary      Purchase                                                                       1              A                     A                       A                    A                                                                                                                    [3] Government Documentation - Missing Document: FHA Mortgage Insurance                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Certificate not provided
625489061  XXX      XXX     XXX             XXX               XXX            $XXX                  AL     7/XX/2007   7/XX/2007         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.
625489647  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     6/XX/2007   5/XX/2007         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
625488321  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     7/XX/2007   6/XX/2007         Primary      Refinance Rate/Term                                                            3              D                     D                       D                    D                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   3                 D                        D                          D                       D                      [3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used    Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For                                                                                                                                                                                                                                                          Yes                                    TR HUD Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any    Fee Testing: Truth in Lending Act (HOEPA): APR of XX.XX% does not exceed a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      applicable Federal, State or Local compliance testing.                            threshold of 12.88000% based on the US Treasury for comparable maturities of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance    4.88000% plus jurisdiction allowable margin of 8.00000%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
625488669  XXX      XXX     XXX             XXX               XXX            $XXX                  KY     12/XX/2007  11/XX/2007        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           (MIC) not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.
625488931  XXX      XXX     XXX             XXX               XXX            $XXX                  NJ     12/XX/2006  8/XX/2006         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
625488351  XXX      XXX     XXX             XXX               XXX            $XXX                  NC     9/XX/2007   8/XX/2007         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
625488440  XXX      XXX     XXX             XXX               XXX            $XXX                  OK     12/XX/2005  12/XX/2005        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:         Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%:                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.                           Unable to determine under disclosure due to missing itemization of amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than       financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      0.125%: Truth In Lending Act: Final TIL APR of XX.XX% is underdisclosed from      Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      calculated APR of XX.XX% outside of 0.125% tolerance.                             determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488715  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     2/XX/2007   1/XX/2007         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.
625488584  XXX      XXX     XXX             XXX               XXX            $XXX                  MD     6/XX/2007   5/XX/2007         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
625488296  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     4/XX/2007   3/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
625488027  XXX      XXX     XXX             XXX               XXX            $XXX                  NC     8/XX/2007   7/XX/2007         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
625488978  XXX      XXX     XXX             XXX               XXX            $XXX                  KS     3/XX/2005   2/XX/2005         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005.
625489135  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     11/XX/2009  11/XX/2009        Primary      Purchase                                                                       1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625488950  XXX      XXX     XXX             XXX               XXX            $XXX                  SC     10/XX/1998  9/XX/1998         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:     Federal Compliance - Final TIL Finance Charge Under Disclosed: Lender did not                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower.                         include the $XXX attorney fee as a prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/1998.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
625489059  XXX      XXX     XXX             XXX               XXX            $XXX                  PA     7/XX/2001   7/XX/2001         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - Initial TIL not provided                                                                                                                                                                                                                                                                                                                                                                                                          -
625489184  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     5/XX/2007   4/XX/2007         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
625488443  XXX      XXX     XXX             XXX               XXX            $XXX                  RI     7/XX/2007   7/XX/2007         Primary      Refinance Cash-out - Other                                                     3              C                     C                       C                    C                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          3                 C                        C                          C                       C                      [3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices      Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to          SELLER - GENERAL COMMENT (2017/XX/12): Non-material - Opus response agrees that   GENERAL COMMENT (2017/XX/12): Non-material - Opus response agrees that RI                                                                                                                                  State - NC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan:  determine the reason for under-disclosure. There was no itemization of amount     RI disclosures are missing from file. However, per attorney opine and market      disclosures are missing from file. However, per attorney opine and market
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not       financed provided with the documentation.                                         standard, this is not a material issue unless loan is HC (which this loan is      standard, this is not a material issue unless loan is HC (which this loan is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided.                                                                                                                                                           not)                                                                              not)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [3] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File):                                                                                     REVIEWER - GENERAL COMMENT (2017/XX/12): AMC has previously discussed with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rhode Island Home Loan: Loan file did not contain record(s) documenting                                                                                             outside counsel the grading of RI home loans who has advised that provisions of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      high-cost home loan analysis.                                                                                                                                       the RI Act provide for potential rescission or barring of foreclosure of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices                                                                                        loan which obviously could impact assignees. As a result, AMC grades RI home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan:                                                                                              loan violations as EV3s.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Prohibited Acts and Practices Regarding Home Loans disclosure not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [3] State Compliance - Rhode Island Home Loan (Tangible Net Benefit Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Not Provided): Rhode Island Home Loan: Tangible Net Benefit Disclosure not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to borrower for refinance within 60 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488089  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     3/XX/2006   2/XX/2006         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.
625488207  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     6/XX/1999   6/XX/1999         Second Home  Purchase                                                                       1              A                     A                       A                    A                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625489678  XXX      XXX     XXX             XXX               XXX            $XXX                  MD     11/XX/2007  10/XX/2007        Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.
625489641  XXX      XXX     XXX             XXX               XXX            $XXX                  TX     12/XX/2006  11/XX/2006        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.
625489552  XXX      XXX     XXX             XXX               XXX            $XXX                  IN     11/XX/2003  10/XX/2003        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625488995  XXX      XXX     XXX             XXX               XXX            $XXX                  WA     7/XX/2003   4/XX/2003         Primary      Refinance Cash-out - Debt Consolidation                                        1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625488860  XXX      XXX     XXX             XXX               XXX            $XXX                  CT     12/XX/2010  12/XX/2010        Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA - Initial GFE Missing: RESPA: Initial GFE not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to Borrower(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      RESPA: Initial escrow account statement was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Servicing Disclosure Statement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Early TIL Disclosure): Initial TIL was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625488428  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     5/XX/2006   4/XX/2006         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.
625488799  XXX      XXX     XXX             XXX               XXX            $XXX                  NJ     7/XX/2007   6/XX/2007         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
625488515  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     10/XX/2004  9/XX/2004         Investment   Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.
625489413  XXX      XXX     XXX             XXX               XXX            $XXX                  RI     3/XX/2006   3/XX/2006         Investment   Refinance Cash-out - Other                                                     1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625488257  XXX      XXX     XXX             XXX               XXX            $XXX                  NV     12/XX/2004  11/XX/2004        Primary      Refinance Cash-out - Other                                                     1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625488225  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     4/XX/2009   4/XX/2009         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
625488367  XXX      XXX     XXX             XXX               XXX            $XXX                  NJ     8/XX/2006   8/XX/2006         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                              -
625488741  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     12/XX/2005  12/XX/2005        Investment   Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                                                                                                                                                                                                                                           provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Credit Score Disclosure was provided due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
625489090  XXX      XXX     XXX             XXX               XXX            $XXX                  NC     8/XX/2006   7/XX/2006         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
625488933  XXX      XXX     XXX             XXX               XXX            $XXX                  WV     8/XX/2010   7/XX/2010         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA         Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2010): 10% tolerance violation without evidence of sufficient cure provided.     determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
625489477  XXX      XXX     XXX             XXX               XXX            $XXX                  MD     8/XX/2011   7/XX/2011         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:     Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower.                         determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tangible Benefit Worksheet not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Unable to determine if the initial escrow account statement is compliant based on missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2011): The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      First 5 Years Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      "Maximum First Five Years" interest rate on the Final TIL does not match the maximum interest rate that may apply during the first five (5) years of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      First 5 Years P&I Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      First Five Years" P&I payment on the Final TIL does not match the maximum principal and interest payment on the loan during the first five (5) years of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Change Date Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum Ever"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      date on the Final TIL does not match the earliest date on which the maximum rate may apply.
625488606  XXX      XXX     XXX             XXX               XXX            $XXX                  OH     5/XX/2000   4/XX/2000         UTD          Purchase                                                                       3              D                     D                       D                    D                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   3                 D                        D                          D                       D                      [3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing:                                                                                                                                                                                                                                                                                                                                           No                                     TNR Testing Not Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing Final HUD-1. No document containing fees provided. Any applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2000 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/1999. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
625488572  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     11/XX/2006  10/XX/2006        Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance   State Compliance - New York Late Charge Percent Testing: Late charge not                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      tests requiring an LTV were run off an assumed value of a contract sales price    permitted. 2% late charge maximum per state (NY) - Note states 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
625489338  XXX      XXX     XXX             XXX               XXX            $XXX                  VT     1/XX/2007   12/XX/2006        Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
625488985  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     11/XX/2006  10/XX/2006        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
625488119  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     5/XX/2007   4/XX/2007         Second Home  Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure   Federal Compliance - Federal FACTA Disclosure Timing Test: The FACTA was sent     SELLER - GENERAL COMMENT (2018/XX/06): If we have records to show loan in         GENERAL COMMENT (2018/XX/06): If we have records to show loan in borrower's                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably  out on 05/XX/2007.                                                                borrower's interest, ok                                                           interest, ok
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      practicable time after using credit score.                                                                                                                          REVIEWER - GENERAL COMMENT (2018/XX/06): Final 1003 reflects consolidating a 1st
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                 & 2nd mortgage with payments of $XXX and $XXX into a new 1st and 2nd with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible                                                                                       payments of $XXX and $XXX, however comparing the information on the 1003 to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan                                                                                     preliminary title and the credit report it appears that the payments listed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      file of document or worksheet indicating how the lender determined that the home                                                                                    the 1003 for the Present expenses on the subject property are not the correct
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      loan is in the borrower's interest.                                                                                                                                 mortgages. The actual existing 1st and 2nd lien payments are $XXX and $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                      however unable to determine if the 1st lien $XXX payment is P&I only or if that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application                                                                                    amount includes monthly escrows. If this is a P&I payment only, then monthly
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      date of 04/XX/2007 which is 1 months prior to consummation. A lookback was                                                                                          savings are $XXX, but if this amount is the escrowed payment then we cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      performed to determine this application date. The final date used for testing                                                                                       determine what, if any, payment reduction there is without additional
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      was 04/XX/2007.                                                                                                                                                     documentation showing the P&I payment.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Original credit report shows no reduction in loan term, and unable to determine if refinancing out of an IO, ARM, or balloon loan or if refinance is reducing the interest rate which would also be considered a benefit.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          There is a Statement of Borrower's Benefits listing a number of possible benefits, however none of the options have been checked to indicate that they apply and the borrower signature/date is blank.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Unclear if a TNB existed based on documentation available.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Rescindable transaction so 3 year SOL expired on this 05/XX/2010.
625488779  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     2/XX/2008   1/XX/2008         Primary      Purchase                                                                       3              D                     D                       D                    D                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   3                 D                        D                          D                       D                      [3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used    Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                No                                     TNR Testing Not Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any    determine under disclosure due to missing Itemization of Amount Financed applicable Federal, State or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488904  XXX      XXX     XXX             XXX               XXX            $XXX                  PA     4/XX/2008   3/XX/2008         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:    Federal Compliance - Federal FACTA Disclosure Timing Test: Audit verified                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Evidence of disbursement date not found in file. Security Instrument Notary Date  information per FACTA form in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                           not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             of 04/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      not executed on the proper Model Form for a refinancing by the same creditor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      The G-5 form was used, the G-7 frm should have been used.
625488151  XXX      XXX     XXX             XXX               XXX            $XXX                  TX     2/XX/2002   1/XX/2002         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2001.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
625488349  XXX      XXX     XXX             XXX               XXX            $XXX                  TN     9/XX/2006   8/XX/2006         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
625488376  XXX      XXX     XXX             XXX               XXX            $XXX                  NC     5/XX/2006   4/XX/2006         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided               State Compliance - North Carolina First Lien Late Charge Percent Testing: 5%                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of    late charge exceeds 4% maximum per state (NC)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - North Carolina First Lien Late Charge Percent Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Note late charge exceeds maximum per state.
625489616  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     2/XX/2008   1/XX/2008         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure   Federal Compliance - Federal FACTA Disclosure Timing Test: N/A                    SELLER - GENERAL COMMENT (2018/XX/06): Does arbitration clause void whole         GENERAL COMMENT (2018/XX/06): Does arbitration clause void whole mortgage? If it                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably                                                                                    mortgage? If it can be severed, ok.                                               can be severed, ok.
                                                                                                                                                                                                                                                                                                                                                                                                                                           not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             practicable time after using credit score.                                                                                                                          REVIEWER - GENERAL COMMENT (2018/XX/06): Whole mortgage is not void but
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home                                                                                         arbitration clause is deemed unconscionable and void. SOL for GAFLA home loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Loan: Mortgage loan contains an unfair or oppressive arbitration clause.                                                                                            violations outside of blackout period is 5 years from first payment date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
625488047  XXX      XXX     XXX             XXX               XXX            $XXX                  IN     9/XX/2004   8/XX/2004         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
625488549  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     10/XX/2003  9/XX/2003         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided               Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of    did not disclose a commitment fee of $XXX a flood cert fee of $XXX or a application date located in file. Compliance tests were run using an application  disbursement fee of $XXX and underdisclosed the settlement fee by $XXX as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      date of 09/XX/2003 which is 1 months prior to consummation. A lookback was        prepaid finance charges
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      performed to determine this application date. The final date used for testing was 04/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625489664  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     1/XX/2007   1/XX/2007         Investment   Refinance Rate/Term                                                            1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625488154  XXX      XXX     XXX             XXX               XXX            $XXX                  CT     3/XX/2007   3/XX/2007         Primary      Refinance Rate/Term                                                            1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625489222  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     8/XX/2006   7/XX/2006         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure:  Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure does not match terms of loan.                         did not disclose an aattorney fee of $XXX or a post closing fee of $XXX as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance    prepaid finance charges
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625489151  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     10/XX/2007  9/XX/2007         Primary      Purchase                                                                       1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625489201  XXX      XXX     XXX             XXX               XXX            $XXX                  DE     4/XX/2008   3/XX/2008         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
625487978  XXX      XXX     XXX             XXX               XXX            $XXX                  DE     3/XX/2007   3/XX/2007         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
625488112  XXX      XXX     XXX             XXX               XXX            $XXX                  AZ     5/XX/2004   3/XX/2004         Primary      Purchase                                                                       1              A                     A                       A                    A                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625489679  XXX      XXX     XXX             XXX               XXX            $XXX                  OR     12/XX/2003  11/XX/2003        Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
625489557  XXX      XXX     XXX             XXX               XXX            $XXX                  TN     5/XX/2006   4/XX/2006         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.
625488795  XXX      XXX     XXX             XXX               XXX            $XXX                  TX     5/XX/2006   4/XX/2006         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.
625488600  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     10/XX/2007  9/XX/2007         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Government Documentation - Missing Document: FHA Case Number Assignment not                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       2                 B                        B                          B                       B                      [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case #                                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                           provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Assignment Date missing. Creditor application date used as FHA case # assignment
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Government Documentation - Missing Document: FHA Mortgage Insurance                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    date for purposes of any applicable compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Certificate not provided
625488130  XXX      XXX     XXX             XXX               XXX            $XXX                  CT     9/XX/2007   9/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Right of Rescission Timing - Note Date used as                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
625487945  XXX      XXX     XXX             XXX               XXX            $XXX                  OH     3/XX/2007   2/XX/2007         UTD          Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - Initial TIL not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Verified): Ohio Consumer Sales Practices Act: Borrower’s ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Information Document not retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Provided): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
625489221  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     7/XX/2006   6/XX/2006         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.
625488254  XXX      XXX     XXX             XXX               XXX            $XXX                  WA     3/XX/2008   2/XX/2008         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:    Federal Compliance - Disbursement Date Missing: Final HUD-1 does not reflect                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Evidence of disbursement date not found in file. Security Instrument Notary Date  disbursement date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of 03/XX/2008 used as disbursement date for compliance testing.                   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement       Days From Transaction Date: No disbursement date has been provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Right to Cancel occurs prior to expected date(s).
625489145  XXX      XXX     XXX             XXX               XXX            $XXX                  NJ     9/XX/2004   8/XX/2004         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:     Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower.                         determine cause of underdisclosure of $XXX due to missing Itemization of amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate       financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
625488754  XXX      XXX     XXX             XXX               XXX            $XXX                  MD     7/XX/2006   6/XX/2006         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
625488680  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     11/XX/2006  10/XX/2006        Primary      Refinance UTD                                                                  2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
625489397  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     8/XX/2012   7/XX/2012         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:         Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.                           determine the fee under disclosure due to missing the itemization of amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided               financed.Lender credit on page 1 of HUD in the amount of $XXX could not be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA - Initial GFE Missing: RESPA: Initial GFE not      applied due to missing itemization of credit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to Borrower(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA (2010) - Loan Amount on Final HUD-1 Inaccurate:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      RESPA (2010): Loan Amount on Final HUD-1 does not match Note.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Servicing Disclosure Statement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Early TIL Disclosure): Initial TIL was not provided to the borrower.
625489388  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     9/XX/2006   9/XX/2006         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
625489321  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     10/XX/2006  10/XX/2006        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.
625488827  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     5/XX/2004   4/XX/2004         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
625489123  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     4/XX/2006   3/XX/2006         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.
625489448  XXX      XXX     XXX             XXX               XXX            $XXX                  TX     4/XX/2006   3/XX/2006         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
625489108  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     1/XX/2006   12/XX/2005        Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided               Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of    did not disclose a title pick-up fee of $XXX as a prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625489578  XXX      XXX     XXX             XXX               XXX            $XXX                  NJ     10/XX/2003  9/XX/2003         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance    Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      with timing requirements due to missing Initial Loan Application Date.            did not disclose a courier fee of $XXX a wire fee of $XXX an attorney fee of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine     $XXX and a notice of settlement fee of $XXX as prepaid finance charges. However,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance with timing requirements due to missing Initial Loan Application       the itemization did reflect a $XXX broker application fee and a $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.                                                                             satisfaction fee not included on the final HUD. All causing an under disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of    of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488213  XXX      XXX     XXX             XXX               XXX            $XXX                  PA     1/XX/2004   11/XX/2003        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
625489630  XXX      XXX     XXX             XXX               XXX            $XXX                  WA     9/XX/2006   7/XX/2006         Primary      Refinance Cash-out - Debt Consolidation                                        1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625488101  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     8/XX/2003   7/XX/2003         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
625487919  XXX      XXX     XXX             XXX               XXX            $XXX                  NC     7/XX/2006   6/XX/2006         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - Final Title Policy is missing. No evidence of title was                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Evidence of disbursement date not found in file. Security Instrument Notary Date
                                                                                                                                                                                                                                                                                                                                                                                                                                           found in file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             of 07/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625489461  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     5/XX/2007   4/XX/2007         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
625489700  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     9/XX/2006   8/XX/2006         Primary      Purchase                                                                       3              D                     D                       D                    D                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   3                 D                        D                          D                       D                      [3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee                                                                                                                                                                                                                                                                                                                                                No                                     TNR Testing Not Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      State or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625488150  XXX      XXX     XXX             XXX               XXX            $XXX                  IN     6/XX/2003   5/XX/2003         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                           (MIC) not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
625489673  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     5/XX/2007   4/XX/2007         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.
625488281  XXX      XXX     XXX             XXX               XXX            $XXX                  OK     6/XX/2006   4/XX/2006         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
625488808  XXX      XXX     XXX             XXX               XXX            $XXX                  PA     2/XX/2004   1/XX/2004         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                                                                                                                  (MIC) not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625488338  XXX      XXX     XXX             XXX               XXX            $XXX                  MN     2/XX/2007   1/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.
625488413  XXX      XXX     XXX             XXX               XXX            $XXX                  PA     7/XX/2007   6/XX/2007         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.
625489092  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     8/XX/2007   7/XX/2007         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance   State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      tests requiring an LTV were run off an assumed value of a contract sales price    2% maximum per state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      or original loan amount, whichever applies.                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: The lender did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:         not include the broker application fee of $XXX in the finance charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.                           calculation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488885  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     2/XX/1999   11/XX/1998        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                              -
625488226  XXX      XXX     XXX             XXX               XXX            $XXX                  AL     9/XX/2006   8/XX/2006         Primary      Construction-Permanent                                                         2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
625488310  XXX      XXX     XXX             XXX               XXX            $XXX                  WI     2/XX/2008   1/XX/2008         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
625488523  XXX      XXX     XXX             XXX               XXX            $XXX                  CT     11/XX/2002  11/XX/2002        Primary      Refinance Cash-out - Debt Consolidation                                        1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625489016  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     4/XX/2007   3/XX/2007         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
625489530  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     6/XX/2005   6/XX/2005         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
625489545  XXX      XXX     XXX             XXX               XXX            $XXX                  PA     12/XX/2003  11/XX/2003        Primary      Refinance Rate/Term                                                            1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625489293  XXX      XXX     XXX             XXX               XXX            $XXX                  DC     4/XX/2007   3/XX/2007         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Right to Cancel occurs prior to expected date(s).
625488235  XXX      XXX     XXX             XXX               XXX            $XXX                  AZ     5/XX/2006   4/XX/2006         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:     Federal Compliance - Final TIL Finance Charge Under Disclosed: Closing                                                                                                                                                                                                                                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower.                         instructions indicate the Index used was 3.56%. The lowest Index available
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL    within the look-back period is 3.79%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488364  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     3/XX/2011   1/XX/2011         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
625487969  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     11/XX/2005  10/XX/2005        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file                                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      contains ARM Disclosure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
625489063  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     7/XX/2004   6/XX/2004         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.
625488675  XXX      XXX     XXX             XXX               XXX            $XXX                  KS     7/XX/2005   6/XX/2005         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
625488910  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     10/XX/2007  8/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
625488034  XXX      XXX     XXX             XXX               XXX            $XXX                  PA     8/XX/2007   7/XX/2007         Second Home  Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
625488081  XXX      XXX     XXX             XXX               XXX            $XXX                  NJ     10/XX/2002  9/XX/2002         UTD          Purchase                                                                       3              D                     D                       D                    D                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   3                 D                        D                          D                       D                      [3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing:                                                                                                                                                                                                                                                                                                                                           No                                     TNR Testing Not Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing Final HUD-1. No document containing fees provided. Any applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
625489190  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     6/XX/2003   6/XX/2003         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of    Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application  determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      date of 06/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488881  XXX      XXX     XXX             XXX               XXX            $XXX                  OR     11/XX/2007  11/XX/2007        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
625487930  XXX      XXX     XXX             XXX               XXX            $XXX                  DE     12/XX/2003  9/XX/2003         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:     Federal Compliance - Final TIL Finance Charge Under Disclosed: Closing                                                                                                                                                                                                                                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower.                         instructions indicate the Index used was 1.140%. The lowest Index available
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate       within the look-back period is 1.2163%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625487955  XXX      XXX     XXX             XXX               XXX            $XXX                  TX     5/XX/2003   4/XX/2003         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure does not match terms of loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.
625488501  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     2/XX/1999   1/XX/1999         Primary      Purchase                                                                       3              D                     D                       D                    D                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   3                 D                        D                          D                       D                      [3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing:                                                                                                                                                                                                                                                                                                                                           No                                     TNR Testing Not Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing Final HUD-1. No document containing fees provided. Any applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Note Date of 02/XX/1999 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - Initial TIL not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/1998. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625488599  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     11/XX/2006  10/XX/2006        Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
625488099  XXX      XXX     XXX             XXX               XXX            $XXX                  CO     11/XX/2001  10/XX/2001        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625488681  XXX      XXX     XXX             XXX               XXX            $XXX                  VA     7/XX/2007   6/XX/2007         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
625488638  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     3/XX/2004   3/XX/2004         Primary      Refinance Cash-out - Other                                                     1              A                     A                       A                    A                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625488275  XXX      XXX     XXX             XXX               XXX            $XXX                  NJ     7/XX/2007   6/XX/2007         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.
625489082  XXX      XXX     XXX             XXX               XXX            $XXX                  MS     1/XX/2004   12/XX/2003        Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Government Documentation - Missing Document: HUD/VA 92900-A not provided      Appraisal not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Valuation:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
625489359  XXX      XXX     XXX             XXX               XXX            $XXX                  MD     2/XX/2006   1/XX/2006         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
625488407  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     1/XX/2007   1/XX/2007         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower within three (3) days of application.
625489596  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     9/XX/2006   8/XX/2006         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - Initial TIL not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
625489692  XXX      XXX     XXX             XXX               XXX            $XXX                  VA     3/XX/2007   2/XX/2007         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.
625487971  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     6/XX/2005   5/XX/2005         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
625488022  XXX      XXX     XXX             XXX               XXX            $XXX                  NC     9/XX/2003   8/XX/2003         Primary      Purchase                                                                       1              A                     A                       A                    A                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver
625488707  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     9/XX/2005   8/XX/2005         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.
625488051  XXX      XXX     XXX             XXX               XXX            $XXX                  NJ     12/XX/2005  11/XX/2005        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In       Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated   determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488631  XXX      XXX     XXX             XXX               XXX            $XXX                  MI     12/XX/2002  11/XX/2002        Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Evidence of disbursement date not found in file. Security Instrument Notary Date
                                                                                                                                                                                                                                                                                                                                                                                                                                           not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             of 12/XX/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625489469  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     4/XX/2006   3/XX/2006         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
625488365  XXX      XXX     XXX             XXX               XXX            $XXX                  CT     6/XX/2006   6/XX/2006         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003               Appraisal not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Valuation:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Evidence of disbursement date not found in file. Security Instrument Notary Date
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             of 06/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                           not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
625489527  XXX      XXX     XXX             XXX               XXX            $XXX                  MO     7/XX/2002   6/XX/2002         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
625488421  XXX      XXX     XXX             XXX               XXX            $XXX                  NV     8/XX/2003   7/XX/2003         Primary      Refinance Cash-out - Other                                                     1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625489181  XXX      XXX     XXX             XXX               XXX            $XXX                  CT     10/XX/2004  9/XX/2004         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.
625489350  XXX      XXX     XXX             XXX               XXX            $XXX                  MS     6/XX/2008   6/XX/2008         Primary      Purchase                                                                       1              A                     A                       A                    A                                                                                                                    [3] Government Documentation - Missing Document: FHA Mortgage Insurance                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Certificate not provided
625489256  XXX      XXX     XXX             XXX               XXX            $XXX                  OH     3/XX/1999   2/XX/1999         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided               Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In       did not disclose a flood certification fee of $XXX settlement fee of $XXX or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated   title courier fee of $XXX as prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625489549  XXX      XXX     XXX             XXX               XXX            $XXX                  MD     1/XX/2005   1/XX/2005         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - Initial TIL not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 01/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Right to Cancel occurs prior to expected date(s).
625489077  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     8/XX/2005   7/XX/2005         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.
625489417  XXX      XXX     XXX             XXX               XXX            $XXX                  ID     3/XX/2001   2/XX/2001         UTD          Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:    State Compliance - Note Error: Note late charge percentage exceeds maximum per                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Note Date of 03/XX/2001 used as  state: 10% late charge exceeds 5% maximum per state (ID)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2000.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
625488891  XXX      XXX     XXX             XXX               XXX            $XXX                  VA     1/XX/2005   12/XX/2004        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - Initial TIL not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 01/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
625489060  XXX      XXX     XXX             XXX               XXX            $XXX                  NJ     3/XX/2005   2/XX/2005         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In       Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated   determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625489454  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     11/XX/2007  10/XX/2007        Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
625489669  XXX      XXX     XXX             XXX               XXX            $XXX                  MI     9/XX/2006   8/XX/2006         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date
                                                                                                                                                                                                                                                                                                                                                                                                                                           standard Due on Sale clause.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               of 09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                           not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
625489298  XXX      XXX     XXX             XXX               XXX            $XXX                  VA     7/XX/2005   6/XX/2005         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Note Date of 07/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
625489081  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     9/XX/2006   8/XX/2006         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
625489188  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     6/XX/2006   5/XX/2006         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of    Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application  determine the reason for the under disclosure due to missing the itemization of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      date of 05/XX/2006 which is 1 months prior to consummation. A lookback was        amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      performed to determine this application date. The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625489247  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     5/XX/2006   4/XX/2006         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.
625489266  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     7/XX/2007   7/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
625488371  XXX      XXX     XXX             XXX               XXX            $XXX                  MS     12/XX/2006  11/XX/2006        Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
625488897  XXX      XXX     XXX             XXX               XXX            $XXX                  VA     8/XX/2007   8/XX/2007         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
625488653  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     6/XX/2007   5/XX/2007         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Type. If property type is other than single family residence, state and federal testing may be impacted.
625488198  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     9/XX/2007   7/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure   Federal Compliance - Final TIL Finance Charge Under Disclosed: Underdisclosure                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably  is due to $XXX Settlement Fee and $XXX Courier Fee not included in prepaid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      practicable time after using credit score.                                        finance charges on Itemization. Additional $.53 seems to be payment stream
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In       related.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488096  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     8/XX/2007   7/XX/2007         Primary      Refinance Cash-out - Home Improvement                                          2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.
625489045  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     4/XX/2008   3/XX/2008         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2008.
625489313  XXX      XXX     XXX             XXX               XXX            $XXX                  OH     10/XX/2005  9/XX/2005         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance    Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      with timing requirements due to missing Initial Loan Application Date.            determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488912  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     7/XX/2006   7/XX/2006         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file                                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      had markings indicating one or more entries are estimates.
625489085  XXX      XXX     XXX             XXX               XXX            $XXX                  NM     10/XX/2006  9/XX/2006         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                           standard Due on Sale clause.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625488246  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     1/XX/2008   12/XX/2007        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
625488316  XXX      XXX     XXX             XXX               XXX            $XXX                  WA     6/XX/2007   4/XX/2007         Primary      Construction-Permanent                                                         2              B                     B                       B                    B                                                                                                                    [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                           (MIC) not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide FACTA Credit Score Disclosure.
625488302  XXX      XXX     XXX             XXX               XXX            $XXX                  VA     12/XX/2005  11/XX/2005        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - Initial TIL not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.
625489588  XXX      XXX     XXX             XXX               XXX            $XXX                  CT     9/XX/2003   8/XX/2003         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003               Appraisal not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Valuation:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - Initial TIL not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625489072  XXX      XXX     XXX             XXX               XXX            $XXX                  OH     9/XX/2003   8/XX/2003         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003               Appraisal not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Valuation:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - Initial TIL not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625487991  XXX      XXX     XXX             XXX               XXX            $XXX                  OK     10/XX/2004  9/XX/2004         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003               Appraisal not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Valuation:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Evidence of disbursement date not found in file. Note Date of 10/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625488491  XXX      XXX     XXX             XXX               XXX            $XXX                  IN     2/XX/2007   1/XX/2007         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not    Appraisal not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                           provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Valuation:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625489006  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     4/XX/2007   3/XX/2007         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
625489078  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     8/XX/2006   7/XX/2006         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                           file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
625489124  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     7/XX/2006   6/XX/2006         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance    Federal Compliance - Final TIL Finance Charge Under Disclosed: Closing                                                                                                                                                                                                                                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      with timing requirements due to missing Initial Loan Application Date.            instructions indicate the Index used was 3.790%. The closest Index available in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine     our look-back period is 4.11%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL APR of XX.XX% is underdisclosed from calculated APR of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      XX.XX% outside of 0.125% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488710  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     11/XX/2006  10/XX/2006        Primary      Refinance Cash-out - Home Improvement                                          2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
625488759  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     2/XX/2005   1/XX/2005         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.
625488160  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     4/XX/2007   4/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same     Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      lender refi: Original Lender was not able to be determined. Unable to determine   determine reason for under disclosure due to TIL Itemization missing breakdown
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      if correct TILA rescission form was used.                                         of prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
625489546  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     6/XX/2005   5/XX/2005         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
625488360  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     12/XX/2007  11/XX/2007        Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625489148  XXX      XXX     XXX             XXX               XXX            $XXX                  CT     2/XX/2008   2/XX/2008         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008.
625488011  XXX      XXX     XXX             XXX               XXX            $XXX                  MD     7/XX/2007   6/XX/2007         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003               Appraisal not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:     State Compliance - Maryland Late Charge Grace Period Testing: 10 day grace                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Valuation:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          ARM loan program disclosure not provided to the borrower.                         period less than 15 day minimum per state (MD)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate       State Compliance - Maryland Late Charge Percent and Amount Testing: 6% late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not    charge exceeds 5% maximum per state (MD)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Maryland Late Charge Percent and Amount Testing: Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625488877  XXX      XXX     XXX             XXX               XXX            $XXX                  NJ     10/XX/2012  9/XX/2012         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Valuation:                                 Appraisal not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2012.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA - Initial GFE Missing: RESPA: Initial GFE not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to Borrower(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      RESPA: Initial escrow account statement was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Servicing Disclosure Statement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625489690  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     5/XX/2004   4/XX/2004         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.
625488664  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     1/XX/2006   12/XX/2005        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.
625489375  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     4/XX/2007   3/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
625489524  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     6/XX/2007   5/XX/2007         Primary      Refinance Cash-out - Other                                                     1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625489610  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     2/XX/2006   1/XX/2006         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:     Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower within three (3) days    is due to the lender utilizing an index value of 3.512% per the approval,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of application.                                                                   however the lowest index value available in the lookback period is 3.67417%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488116  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     8/XX/2003   7/XX/2003         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.
625488374  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     5/XX/2006   4/XX/2006         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.
625488884  XXX      XXX     XXX             XXX               XXX            $XXX                  HI     12/XX/2006  12/XX/2006        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable     Federal Compliance - Final TIL Finance Charge Under Disclosed: The TIL payment                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      rate disclosure: ARM loan program disclosure not provided to the borrower at      streams disclosed do not match the actual terms of the note. The TIL indicates
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      least three (3) days prior to consummation for a loan that did not start as an    the loan was disclosed as a fixed rate, however the note terms reflect that it
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM.                                                                              actually was an ARM loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
625488016  XXX      XXX     XXX             XXX               XXX            $XXX                  LA     12/XX/2004  12/XX/2004        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
625489113  XXX      XXX     XXX             XXX               XXX            $XXX                  MN     7/XX/2003   7/XX/2003         Primary      Refinance Cash-out - Debt Consolidation                                        1              A                     A                       A                    A                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625489232  XXX      XXX     XXX             XXX               XXX            $XXX                  KS     10/XX/2005  9/XX/2005         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
625489003  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     9/XX/2004   8/XX/2004         Primary      Refinance Cash-out - Home Improvement                                          2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable     Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      rate disclosure: ARM loan program disclosure not provided to the borrower at      is due to the lender utilizing an index value of 1.910% per the approval,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      least three (3) days prior to consummation for a loan that did not start as an    however the lowest index value available in the lookback period is 1.21167%, in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM.                                                                              addition the Final TIL Finance Charge is under-disclosed due to incorrect
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate       payment stream between Final TIL and actual TIL calculation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Right to Cancel occurs prior to expected date(s).
625488797  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     5/XX/2007   4/XX/2007         Primary      Refinance Cash-out - Other                                                     3              C                     C                       C                    C                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   3                 C                        C                          C                       C                      [3] State Compliance - Massachusetts Borrower's Interest Tangible Net Benefit                                                                                       SELLER - GENERAL COMMENT (2018/XX/28): Non Material - There is no express         GENERAL COMMENT (2018/XX/28): Non Material - There is no express assignee                                                                                                                                  State - NC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Test: Massachusetts Home Loan: Unable to determine if mortgage loan was                                                                                             assignee liability for failure to have the Massachusetts NTB form in the file.    liability for failure to have the Massachusetts NTB form in the file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      refinanced within 60 months without providing a tangible net benefit to the                                                                                         REVIEWER - GENERAL COMMENT (2018/XX/28): This exception is regarding whether a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      borrower due to missing prior loan information.                                                                                                                     TNB actually existed, not whether or not the worksheet is present. The worksheet
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable                                                                                       is actually in the file, however the only TNB identified is cash out in excees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      rate disclosure: ARM loan program disclosure not provided to the borrower at                                                                                        of the points and fees charged - the HUD-1 shows cash out of $XXX and the fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      least three (3) days prior to consummation for a loan that did not start as an                                                                                      charged exceeded this amount so that benefit does not appear to exist. It does
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM.                                                                                                                                                                not appear that there was a reduction in payment, loan term, or interest rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL                                                                                      either. Need additional documentation to support loan passes TNB testing in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM                                                                                     order to clear exception.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
625488727  XXX      XXX     XXX             XXX               XXX            $XXX                  NV     6/XX/2007   5/XX/2007         Primary      Purchase                                                                       3              D                     D                       D                    D                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   3                 D                        D                          D                       D                      [3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used                                                                                      REVIEWER - GENERAL COMMENT (2018/XX/21): Received duplicate copy of the unsigned                                                                                                                                                                      No                                     TNR Testing Not Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any                                                                                      HUD previously provided. Unable to clear exception.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      applicable Federal, State or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
625488720  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     1/XX/2006   12/XX/2005        Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                           not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.
625488531  XXX      XXX     XXX             XXX               XXX            $XXX                  PA     9/XX/2007   8/XX/2007         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:         State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: 10                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.                           day grace period is less than 15 day minimum per state (PA).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
625489715  XXX      XXX     XXX             XXX               XXX            $XXX                  IN     4/XX/2004   3/XX/2004         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                 REVIEWER - GENERAL COMMENT (2018/XX/21): Received a copy of the note which was                                                                                                                                                                                                                                                                                                                                                    2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does                                                                                      in the original image file, no new documentation provided and no note related                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Evidence of disbursement date not found in file. Security Instrument Notary Date
                                                                                                                                                                                                                                                                                                                                                                                                                                           not contain the following clauses:: Homestead Exemption Waiver                                                                                                      exceptions on this loan. No changes made.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              of 04/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004.
625489693  XXX      XXX     XXX             XXX               XXX            $XXX                  TN     3/XX/2006   2/XX/2006         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.
625489513  XXX      XXX     XXX             XXX               XXX            $XXX                  MD     11/XX/2000  11/XX/2000        Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM.
625489386  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     9/XX/2006   8/XX/2006         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.
625488227  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     3/XX/2008   2/XX/2008         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
625488201  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     5/XX/2007   5/XX/2007         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of    Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application  determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488097  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     2/XX/2005   1/XX/2005         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.
625488810  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     8/XX/2006   7/XX/2006         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance    Federal Compliance - Final TIL Finance Charge Under Disclosed: The loan approval                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      with timing requirements due to missing Initial Loan Application Date.            indicates the Index used was 3.94%. The closest Index available in the look-back
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine     period is 4.11%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488342  XXX      XXX     XXX             XXX               XXX            $XXX                  NJ     11/XX/1996  9/XX/1996         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Government Documentation - Amendatory Clause is missing.: Disclosure: FHA -                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       2                 B                        B                          B                       B                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In       Federal Compliance - Final TIL Finance Charge Under Disclosed: The Lender's TIL                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Amendatory Clause (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated   reflects MI expiring after 12 years, however the FHA MI premium terms were for
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Government Documentation - Missing Document: FHA Case Number Assignment not                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Finance Charge of $XXX in the amount of $XXX.                                     the life of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                           provided
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Government Documentation - Real Estate Certification is missing.:
                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure: FHA - Real Estate Certification (Government Documents)
625488252  XXX      XXX     XXX             XXX               XXX            $XXX                  VA     11/XX/2007  10/XX/2007        Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.
625488792  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     11/XX/2008  7/XX/2008         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
625488202  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     7/XX/2004   6/XX/2004         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.
625489011  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     5/XX/2005   4/XX/2005         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
625488177  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     5/XX/2007   5/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
625488024  XXX      XXX     XXX             XXX               XXX            $XXX                  DE     1/XX/2010   9/XX/2009         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than       Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%:                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      0.125%: Truth In Lending Act: Final TIL APR of XX.XX% is underdisclosed from      Unable to determine under disclosure due to missing Itemization of Amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      calculated APR of XX.XX% outside of 0.125% tolerance.                             Financed. The HUD reflects a seller credit of $XXX however it is not itemized
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In       and has not been applied.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated   Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.                                     determine under disclosure due to missing Itemization of Amount Financed. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR    HUD reflects a seller credit of $XXX however it is not itemized and has not been
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Inaccuracy Received Less than 3 Business Days from Consummation: Truth in         applied.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
625488991  XXX      XXX     XXX             XXX               XXX            $XXX                  RI     5/XX/2007   4/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance    Application / Processing - Missing Document: Missing Lender's Initial 1003: No                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      with timing requirements due to missing Initial Loan Application Date.            evidence of application date located in file. Compliance tests were run using an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine     application date of 04/XX/2007 which is 1 months prior to consummation. A
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance with timing requirements due to missing Initial Loan Application       lookback was performed to determine this application date. The final date used
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.                                                                             for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
625488473  XXX      XXX     XXX             XXX               XXX            $XXX                  PA     7/XX/2004   6/XX/2004         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:    State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: 10                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date  day grace period less than 15 day minimum per state (PA)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of 07/XX/2004 used as disbursement date for compliance testing.                   Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing:  determine under disclosure due to missing amortization schedule.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
625488435  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     1/XX/2008   1/XX/2008         Primary      Refinance Cash-out - Home Improvement                                          2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.
625488876  XXX      XXX     XXX             XXX               XXX            $XXX                  TX     12/XX/2005  11/XX/2005        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                    SELLER - GENERAL COMMENT (2018/XX/21): Received another copy of the final HUD                                                                                                                                                                                                                                                                                                                                                     2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:                                                                                                                                                                         GENERAL COMMENT (2018/XX/21): Received another copy of the final HUD and partial                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                           file.                                                                                                                                                               and partial appraisal, however both documents were available in the original                                                                                                                                                                                                                                                                                                                                                                                                                                                                           ARM loan program disclosure not provided to the borrower.                                                                                                                                                                                             appraisal, however both documents were available in the original image file and
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                 image file and no exceptions apply related to them. No changes made.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate                                                                                                                                                                           no exceptions apply related to them. No changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                           provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.
625489505  XXX      XXX     XXX             XXX               XXX            $XXX                  NC     9/XX/2006   7/XX/2006         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In       Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated   determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625489653  XXX      XXX     XXX             XXX               XXX            $XXX                  NJ     12/XX/2003  11/XX/2003        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided               Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In       determine under disclosure due to missing TIL itemization
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488557  XXX      XXX     XXX             XXX               XXX            $XXX                  NJ     4/XX/2004   3/XX/2004         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
625488550  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     10/XX/2007  8/XX/2007         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
625489213  XXX      XXX     XXX             XXX               XXX            $XXX                  MD     3/XX/2007   2/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM   State Compliance - Maryland Prepayment Penalty Test: PPP Expired. Prepayment                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure was provided within three (3) days of application due to missing       charge not allowed per state (MD)-max prepayment charge for MD loan is 2 months
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      information.                                                                      interest > 1/3 OPB-note states 6 months interest. Lender is XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Penalty: Prepayment penalty not permissible by state law; however Note or Prepay
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625489568  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     3/XX/2003   2/XX/2003         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Government Documentation - Missing Document: FHA Case Number Assignment not                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       2                 B                        B                          B                       B                      [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case #                                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                           provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625488563  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     2/XX/2007   1/XX/2007         Primary      Purchase                                                                       3              D                     D                       D                    D                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003               Appraisal not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              3                 D                        D                          D                       D                      [3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing:                                                                                                                                                                                                                                                                                                                                           No                                     TNR Testing Not Required
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Valuation:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Missing Final HUD-1. No document containing fees provided. Any applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625489465  XXX      XXX     XXX             XXX               XXX            $XXX                  IN     10/XX/2005  8/XX/2005         Primary      Purchase                                                                       1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625489510  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     12/XX/2006  10/XX/2006        Primary      Purchase                                                                       1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625488352  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     3/XX/2008   2/XX/2008         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                      REVIEWER - GENERAL COMMENT (2019/XX/25): Outside TILA SOL                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625488456  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     3/XX/2005   2/XX/2005         Second Home  Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:         Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.                           determine under disclosure due to missing itemization of amount financed. Under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In       disclosure is due to a payment stream issue.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488687  XXX      XXX     XXX             XXX               XXX            $XXX                  KY     9/XX/1998   8/XX/1998         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 08/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625488380  XXX      XXX     XXX             XXX               XXX            $XXX                  NJ     3/XX/2005   2/XX/2005         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2                 B                        B                          B                       B                      [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                           (MIC) not provided
625489102  XXX      XXX     XXX             XXX               XXX            $XXX                  NJ     9/XX/2005   8/XX/2005         Primary      Refinance Cash-out - Other                                                     3              C                     C                       C                    C                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   3                 C                        C                          C                       C                      [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:  State Compliance - New Jersey Home Loan (Late Charge): 6% late charge exceeds 5%                                                                                                                                                                                                                                                                                               Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Mortgage loan contains an impermissible late charge of greater than 5.0% or a     maximum per state (NJ). 10 day grace period less than 15 day minimum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                           not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             grace period less than 15 days.                                                   (NJ)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable     Federal Compliance - Final TIL Finance Charge Under Disclosed: Index used by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      rate disclosure: ARM loan program disclosure not provided to the borrower at      lender (2.78%) is below the minimum index available in the look back period
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      least three (3) days prior to consummation for a loan that did not start as an    (2.97%)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Penalty: No prepayment penalties are permissible in the state of New Jersey;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
625489556  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     8/XX/2005   7/XX/2005         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable     Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      rate disclosure: ARM loan program disclosure not provided to the borrower at      is due to the lender utilizing an index value of 2.61% per the approval, however
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      least three (3) days prior to consummation for a loan that did not start as an    the lowest index value available in the look back period is 2.89%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488333  XXX      XXX     XXX             XXX               XXX            $XXX                  KY     6/XX/2004   5/XX/2004         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625489058  XXX      XXX     XXX             XXX               XXX            $XXX                  OH     7/XX/2002   6/XX/2002         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 6/XX/2002 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      1/XX/2002.
625488403  XXX      XXX     XXX             XXX               XXX            $XXX                  PA     3/XX/2005   2/XX/2005         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
625488115  XXX      XXX     XXX             XXX               XXX            $XXX                  PA     5/XX/2009   4/XX/2009         Primary      Purchase                                                                       1              A                     A                       A                    A                                                                                                                    [3] Government Documentation - Missing Document: FHA Mortgage Insurance                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Certificate not provided
625489103  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     2/XX/2009   12/XX/2008        Primary      Purchase                                                                       1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625488817  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     3/XX/2003   2/XX/2003         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
625489040  XXX      XXX     XXX             XXX               XXX            $XXX                  NJ     9/XX/2009   7/XX/2009         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Government Documentation - Missing Document: FHA Case Number Assignment not                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       2                 B                        B                          B                       B                      [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case #                                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                           provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
625488571  XXX      XXX     XXX             XXX               XXX            $XXX                  WA     12/XX/2008  7/XX/2008         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Government Documentation - Missing Document: FHA Case Number Assignment not                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       2                 B                        B                          B                       B                      [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case #                                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                           provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Assignment Date missing. Creditor application date used as FHA case # assignment
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Government Documentation - Missing Document: HUD/VA 92900-A not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               date for purposes of any applicable compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Washington Residential Mortgage Loan (Disclosure of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.
625488329  XXX      XXX     XXX             XXX               XXX            $XXX                  NJ     6/XX/2009   5/XX/2009         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Valuation:                                 Appraisal not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
625488237  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     9/XX/2008   8/XX/2008         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2008.
625488100  XXX      XXX     XXX             XXX               XXX            $XXX                  PA     12/XX/2004  9/XX/2004         Primary      Refinance Cash-out - Other                                                     1              A                     A                       A                    A                                                                                                                    [3] Application / Processing - Missing Valuation:                                 Appraisal not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625488633  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     7/XX/2009   6/XX/2009         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Government Documentation - Missing Document: FHA Mortgage Insurance                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               2                 B                        B                          B                       B                      [2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In        Federal Compliance - TIL APR Tolerance Irregular Transaction: The lender used an                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                           Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Lending Act: Final TIL APR of XX.XX% is underdisclosed from calculated APR of     index of 0.51% which is not available in the lookback period. The lowest index
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      XX.XX% outside of 0.125% tolerance.                                               of 0.46% results in a higher payment for the final paystream than the TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In       disclosed..
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated   Federal Compliance - Final TIL Finance Charge Under Disclosed: The lender used
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.                                     an index of 0.51% which is not available in the lookback period. The lowest index of 0.46% results in a higher payment for the final paystream than the TIL disclosed..
625488477  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     1/XX/2008   11/XX/2007        Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Valuation:                                 Appraisal not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              2                 B                        B                          B                       B                      [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file                                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      had markings indicating one or more entries are estimates.
625488408  XXX      XXX     XXX             XXX               XXX            $XXX                  UT     4/XX/2008   3/XX/2008         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.
625488390  XXX      XXX     XXX             XXX               XXX            $XXX                  OR     6/XX/2007   6/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625488499  XXX      XXX     XXX             XXX               XXX            $XXX                  MN     2/XX/2007   2/XX/2007         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
625489518  XXX      XXX     XXX             XXX               XXX            $XXX                  LA     4/XX/2008   3/XX/2008         Primary      Refinance Cash-out - Debt Consolidation                                        1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625488548  XXX      XXX     XXX             XXX               XXX            $XXX                  MD     10/XX/2007  9/XX/2007         Primary      Refinance UTD                                                                  2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                                                                                                                                                                                                                                           (MIC) not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625488231  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     7/XX/2005   6/XX/2005         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Truth in Lending Act (HELOC): Fee amounts for testing were sourced from one or more fee documents in file containing higher amounts than that reflected on HELOC Agreement.: Truth in Lending Act (HELOC): Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Itemization used in any federal, state, and local high cost testing
625488375  XXX      XXX     XXX             XXX               XXX            $XXX                  MI     10/XX/2004  9/XX/2004         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agencies List Timing): Michigan Consumer Mortgage Protection Act: List of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HUD-approved credit counseling agencies not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.
625489296  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     3/XX/2008   3/XX/2008         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                           (MIC) not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure to borrower.
625489719  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     10/XX/2007  10/XX/2007        Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                           file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
625487933  XXX      XXX     XXX             XXX               XXX            $XXX                  AZ     3/XX/2007   3/XX/2007         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
625488735  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     6/XX/2007   5/XX/2007         Investment   Refinance Rate/Term                                                            1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625489374  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     9/XX/2006   9/XX/2006         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
625488902  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     6/XX/2006   5/XX/2006         Primary      Refinance Cash-out - Debt Consolidation                                        1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625489167  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     4/XX/2006   2/XX/2006         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
625487943  XXX      XXX     XXX             XXX               XXX            $XXX                  NC     5/XX/2006   4/XX/2006         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
625487924  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     9/XX/2004   9/XX/2004         Primary      Refinance Cash-out - Home Improvement                                          2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:                                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
625488083  XXX      XXX     XXX             XXX               XXX            $XXX                  VA     3/XX/2004   2/XX/2004         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
625488084  XXX      XXX     XXX             XXX               XXX            $XXX                  MD     3/XX/2006   3/XX/2006         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625488709  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     3/XX/2003   11/XX/2002        Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
625488504  XXX      XXX     XXX             XXX               XXX            $XXX                  NJ     2/XX/2007   1/XX/2007         Primary      Refinance Rate/Term                                                            1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625488132  XXX      XXX     XXX             XXX               XXX            $XXX                  MI     8/XX/2003   7/XX/2003         Investment   Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.
625488698  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     4/XX/2010   3/XX/2010         Primary      Refinance UTD                                                                  2              B                     B                       B                    B                                                                                                                    [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                 B                        B                          B                       B                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                           file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Government Documentation - Missing Document: FHA Case Number Assignment not                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                           provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case #
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Government Documentation - Missing Document: FHA Mortgage Insurance                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Assignment Date missing. Creditor application date used as FHA case # assignment
                                                                                                                                                                                                                                                                                                                                                                                                                                           Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   date for purposes of any applicable compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Government Documentation - Missing Document: HUD/VA 92900-A not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2010.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA - Initial GFE Missing: RESPA: Initial GFE not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to Borrower(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      RESPA: Initial escrow account statement was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Servicing Disclosure Statement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Early TIL Disclosure): Initial TIL was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625489558  XXX      XXX     XXX             XXX               XXX            $XXX                  TX     7/XX/1999   6/XX/1999         Primary      Purchase                                                                       3              D                     D                       D                    D                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   3                 D                        D                          D                       D                      [3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing:                                                                                                                                                                                                                                                                                                                                           No                                     TNR Testing Not Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing Final HUD-1. No document containing fees provided. Any applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/1999. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625487937  XXX      XXX     XXX             XXX               XXX            $XXX                  WI     7/XX/2007   7/XX/2007         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.
625488466  XXX      XXX     XXX             XXX               XXX            $XXX                  RI     3/XX/2007   2/XX/2007         Primary      Purchase                                                                       3              C                     C                       C                    C                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          3                 C                        C                          C                       C                      [3] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not                                                                                                                                                                                                                                                                                                                                                                                 State - NC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      in File - Unable to Determined if Bona Fide): Rhode Island Home Loan: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      documentation in loan file to confirm third party fees listed on the HUD-1.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625488566  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     9/XX/2005   8/XX/2005         Primary      Purchase                                                                       3              D                     D                       D                    D                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   3                 D                        D                          D                       D                      [3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing:                                                                                                                                                                                                                                                                                                                                           No                                     TNR Testing Not Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing Final HUD-1. No document containing fees provided. Any applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625489547  XXX      XXX     XXX             XXX               XXX            $XXX                  NJ     7/XX/2007   6/XX/2007         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
625488394  XXX      XXX     XXX             XXX               XXX            $XXX                  IN     8/XX/2006   7/XX/2006         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate                                                                                                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                           (MIC) not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
625488287  XXX      XXX     XXX             XXX               XXX            $XXX                  WI     7/XX/2006   6/XX/2006         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:         Closing / Title - Note Error: Note grace period days less than minimum per                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.                           state: Grace period not allowed per state (WI) – min grace period for WI is 15
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided               days - note states 10 days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of    State Compliance - Note Error: Note late charge percentage exceeds maximum per application date located in file. Compliance tests were run using an application  state: Late charge not allowed per state (WI) - max late charge for WI is 5% -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      date of 06/XX/2006 which is 1 months prior to consummation. A lookback was        note states 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      performed to determine this application date. The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - Note Error: Note grace period days less than minimum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
625489076  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     12/XX/2007  11/XX/2007        Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
625489718  XXX      XXX     XXX             XXX               XXX            $XXX                  NJ     12/XX/2007  12/XX/2007        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           (MIC) not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
625489591  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     11/XX/2007  11/XX/2007        Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.
625488295  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     8/XX/2007   7/XX/2007         Investment   Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.
625488319  XXX      XXX     XXX             XXX               XXX            $XXX                  NC     4/XX/2006   3/XX/2006         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      2                 B                        B                          B                       B                      [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                           file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] General - Initial Rate Lock rate date is not documented in file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
625488662  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     4/XX/2004   3/XX/2004         Primary      Refinance UTD                                                                  3              D                     D                       D                    D                                                                                                                    [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      3                 D                        D                          D                       D                      [3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing:                                                                                                                                                                                                                                                                                                                                           Yes                                    TR Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                           file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing Final HUD-1. No document containing fees provided. Any applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                           provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Evidence of disbursement date not found in file. Security Instrument Notary Date
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             of 04/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                           not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
625487911  XXX      XXX     XXX             XXX               XXX            $XXX                  MO     5/XX/2006   4/XX/2006         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Right to Cancel occurs prior to expected date(s).
625488232  XXX      XXX     XXX             XXX               XXX            $XXX                  KS     9/XX/2005   8/XX/2005         Primary      Purchase                                                                       1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625488567  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     5/XX/2008   4/XX/2008         Primary      Refinance UTD                                                                  3              D                     D                       D                    D                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   3                 D                        D                          D                       D                      [3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing:                                                                                                                                                                                                                                                                                                                                           Yes                                    TR Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing Final HUD-1. No document containing fees provided. Any applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625489226  XXX      XXX     XXX             XXX               XXX            $XXX                  OH     4/XX/2008   3/XX/2008         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                           (MIC) not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Information Document not retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Provided): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Ohio Consumer Sales Practices Act (Default Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Increase): Ohio Consumer Sales Practices Act: Mortgage loan contains an impermissible demand feature.
625489622  XXX      XXX     XXX             XXX               XXX            $XXX                  TN     7/XX/2006   7/XX/2006         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
625488979  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     2/XX/2006   1/XX/2006         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003               Appraisal not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate            Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Valuation:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          disclosure: ARM loan program disclosure not provided to the borrower within       is due to the lender utilizing an index value of 3.240% per the approval,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      three (3) days of application.                                                    however the lowest index value available in the look back period is 3.46000%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625489634  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     11/XX/2006  11/XX/2006        Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable     Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      rate disclosure: ARM loan program disclosure not provided to the borrower at      is due to the lender utilizing an index value of 4.997% per the approval,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      least three (3) days prior to consummation for a loan that did not start as an    however the lowest index value available in the lookback period is 5.08083%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488623  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     2/XX/2007   1/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate            Federal Compliance - Final TIL Finance Charge Under Disclosed: The Approval                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                           standard Due on Sale clause.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure: ARM loan program disclosure not provided to the borrower within       indicates the Index used was 4.65%. The only Index available within the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      three (3) days of application.                                                    look-back period is 4.73%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
625488868  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     2/XX/2007   2/XX/2007         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate       Federal Compliance - Final TIL Finance Charge Under Disclosed: Index used by                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not    lender 4.69% is below the minimum index available in the look back period 4.75%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625489445  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     4/XX/2007   3/XX/2007         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable     Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      rate disclosure: ARM loan program disclosure not provided to the borrower at      determine reason for under disclosure due to missing itermization of prepaid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      least three (3) days prior to consummation for a loan that did not start as an    finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Right to Cancel occurs prior to expected date(s).
625488064  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     5/XX/2007   4/XX/2007         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625488433  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     6/XX/2007   5/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             application date located in file. Compliance tests were run using an application
                                                                                                                                                                                                                                                                                                                                                                                                                                           not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure to applicant within three (3) business days of application due to missing information.
625488135  XXX      XXX     XXX             XXX               XXX            $XXX                  AL     7/XX/2011   6/XX/2011         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set    Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor     determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      RESPA (2010): Loan Amount on Final GFE does not match Note.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2010): Initial payment on GFE does not match actual payment on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625489007  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     11/XX/2007  11/XX/2007        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
625488386  XXX      XXX     XXX             XXX               XXX            $XXX                  WI     11/XX/2007  11/XX/2007        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Valuation:                                 Appraisal not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of    State Compliance - Wisconsin Prepayment Penalty: PPP Expired. Prepayment charge   REVIEWER - GENERAL COMMENT (2020/XX/10): Regraded to EV2-B due to outside of 3                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application  not allowed per state (WI) - prepayment charge not allowed for greater than 60    year SOL and no NY or CT high-cost.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      date of 11/XX/2007 which is 0 months prior to consummation. A lookback was        days interest. Note states 3%, 2%. Lender is XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Wisconsin Prepayment Penalty: Wisconsin Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Penalty: First lien loan contains an impermissible prepayment penalty of greater than 60 days interest on 80% of the original amount of the loan.
625487954  XXX      XXX     XXX             XXX               XXX            $XXX                  PA     9/XX/2006   9/XX/2006         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
625489214  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     9/XX/2005   8/XX/2005         Primary      Refinance UTD                                                                  3              D                     D                       D                    D                                                                                                                    [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      3                 D                        D                          D                       D                      [3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing:   Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                                                                                                                                                                                                           Yes                                    TR Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                           file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing Final HUD-1. No document containing fees provided. Any applicable         parties: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
625488111  XXX      XXX     XXX             XXX               XXX            $XXX                  NJ     9/XX/2003   8/XX/2003         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable     State Compliance - New Jersey Prepayment Penalty: PPP Expired. Prepayment charge                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      rate disclosure: ARM loan program disclosure not provided to the borrower at      not allowed per state (NJ) - max prepayment charge for NJ loan is 0% - note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      least three (3) days prior to consummation for a loan that did not start as an    states 2%, 2%, 2%. Lender is XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Penalty: No prepayment penalties are permissible in the state of New Jersey.
625489098  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     6/XX/2005   6/XX/2005         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of    Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application  is due to the lender utilizing an index value of 2.52% per the loan approval,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      date of 06/XX/2005 which is 0 months prior to consummation. A lookback was        however the lowest index value available in the lookback period is 2.70%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488804  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     7/XX/2005   6/XX/2005         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:         Federal Compliance - TIL APR Tolerance Irregular Transaction: Under disclosure                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.                           is due to the lender utilizing an index value of 2.332% per the approval,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of    however the lowest index value available in the lookback period is 2.65833%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application  Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      date of 06/XX/2005 which is 1 months prior to consummation. A lookback was        is due to the lender utilizing an index value of 2.332% per the approval,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      performed to determine this application date.                                     however the lowest index value available in the lookback period is 2.65833%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL APR of XX.XX% is underdisclosed from calculated APR of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      XX.XX% outside of 0.125% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488616  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     12/XX/2005  11/XX/2005        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable     Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      rate disclosure: ARM loan program disclosure not provided to the borrower at      is due to the lender utilizing an index value of 2.97% per the approval, however
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      least three (3) days prior to consummation for a loan that did not start as an    the lowest index value available in the lookback period is 3.14%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - California Prepayment Penalty ARM Test: California
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Prepayment Penalty: Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625489420  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     7/XX/2006   7/XX/2006         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable     Federal Compliance - TIL APR Tolerance Irregular Transaction: Under disclosure                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      rate disclosure: ARM loan program disclosure not provided to the borrower at      is due to the lender utilizing an index value of 3.79% per the loan approval,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      least three (3) days prior to consummation for a loan that did not start as an    however the lowest index value available in the lookback period is 4.11%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM.                                                                              Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate       is due to the lender utilizing an index value of 3.79% per the loan approval,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not    however the lowest index value available in the lookback period is 4.11%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL APR of XX.XX% is underdisclosed from calculated APR of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      XX.XX% outside of 0.125% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625489570  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     12/XX/2006  12/XX/2006        Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate                                                                                              REVIEWER - GENERAL COMMENT (2020/XX/10): Regraded to EV2-B due to outside of 3                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: ARM loan program disclosure not provided to the borrower within                                                                                         year SOL and no NY or CT high-cost.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
625488880  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     2/XX/2007   1/XX/2007         Primary      Refinance Cash-out - Home Improvement                                          2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure to applicant within three (3) business days of application due to missing information.
625489170  XXX      XXX     XXX             XXX               XXX            $XXX                  AZ     3/XX/2007   2/XX/2007         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure to applicant within three (3) business days of application due to missing information.
625489169  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     4/XX/2007   3/XX/2007         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
625488718  XXX      XXX     XXX             XXX               XXX            $XXX                  AZ     5/XX/2007   4/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
625488182  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     5/XX/2007   4/XX/2007         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Valuation:                                 Appraisal not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure to applicant within three (3) business days of application due to missing information.
625488409  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     6/XX/2007   5/XX/2007         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure to applicant within three (3) business days of application due to missing information.
625489523  XXX      XXX     XXX             XXX               XXX            $XXX                  TX     11/XX/2007  10/XX/2007        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.                           parties: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all          Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      required parties                                                                  Consummation: TIL in file indicated to be final, expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before          disbursement and/or note date but is not signed or dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Consummation: Truth in Lending Act: Final TIL was not provided to the borrower    confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      by closing.
625489372  XXX      XXX     XXX             XXX               XXX            $XXX                  PA     3/XX/2007   2/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:                                                                                      REVIEWER - GENERAL COMMENT (2019/XX/23): Updated from: Pennsylvania Prepayment                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date                                                                                    Penalty: Prepayment penalty not permissible on a loan made by a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                     Pennsylvania-chartered bank or bank and trust company.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Pennsylvania Prepayment Penalty Banking Code:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Pennsylvania Prepayment Penalty: Prepayment penalty not permissible on a loan made by a Pennsylvania-chartered bank or bank and trust company; however Note or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
625488490  XXX      XXX     XXX             XXX               XXX            $XXX                  MD     1/XX/2006   1/XX/2006         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.
625489468  XXX      XXX     XXX             XXX               XXX            $XXX                  PA     1/XX/2006   12/XX/2005        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure to applicant within three (3) business days of application due to missing information.
625488938  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     12/XX/2006  12/XX/2006        Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Not Provided Prior to Closing: FACTA                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           inspection is dated prior to the most recent FEMA disaster.: Disaster Date:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a
                                                                                                                                                                                                                                                                                                                                                                                                                                           XX/XX/XXXX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Inspection Date:
625489290  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     12/XX/2005  11/XX/2005        Primary      Refinance Cash-out - Other                                                     1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625489497  XXX      XXX     XXX             XXX               XXX            $XXX                  NJ     7/XX/2005   6/XX/2005         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625489422  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     2/XX/2007   1/XX/2007         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Initial Loan Application Status Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 1/XX/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
625488044  XXX      XXX     XXX             XXX               XXX            $XXX                  MN     9/XX/2011   6/XX/2011         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Licensing Act (Counseling Requirement): Minnesota Residential Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Statement Missing: Unable to determine Servicing Disclosure Statement was provided due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Originator NMLSR information on loan documents does not match NMLSR.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
625488140  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     5/XX/2008   5/XX/2008         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
625489520  XXX      XXX     XXX             XXX               XXX            $XXX                  CT     3/XX/1998   1/XX/1998         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625488786  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     9/XX/2003   4/XX/2002         Primary      Purchase                                                                       1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625488763  XXX      XXX     XXX             XXX               XXX            $XXX                  WA     4/XX/2008   3/XX/2008         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2008.
625487962  XXX      XXX     XXX             XXX               XXX            $XXX                  PA     11/XX/2006  10/XX/2006        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - Other Compliance Exception (Manual Add)            Miscellaneous Compliance - Other Compliance Exception (Manual Add): Final TIL                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - Other Compliance Exception (Manual Add)            APR Under/Over Disclosed By Greater Than 0.125%. Variance .693%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of    Miscellaneous Compliance - Other Compliance Exception (Manual Add): Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application  Finance Charge Under Disclosed $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.
625488131  XXX      XXX     XXX             XXX               XXX            $XXX                  NC     2/XX/2006   12/XX/2005        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower within three (3) days    parties: TIL appears to be final but not signed nor initialed by borrower of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
625488346  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     6/XX/2006   4/XX/2006         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                              -
625489355  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     12/XX/2006  11/XX/2006        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
625488890  XXX      XXX     XXX             XXX               XXX            $XXX                  WA     2/XX/2007   1/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.
625489399  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     1/XX/2007   12/XX/2006        Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.
625488040  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     12/XX/2007  11/XX/2007        Primary      Purchase                                                                       1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625489140  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     1/XX/2005   11/XX/2004        Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
625488148  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     2/XX/2013   7/XX/2012         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure:    Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to apply                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient  the $XXX lender credit on line 204 of the HUD due to missing the credit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      cure provided.                                                                    itemization.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      RESPA (2010): Loan Amount on Final GFE does not match Note.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2010): Initial payment on GFE does not match actual payment on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Servicing Disclosure Statement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
625489067  XXX      XXX     XXX             XXX               XXX            $XXX                  MD     1/XX/2006   12/XX/2005        Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:    State Compliance - Maryland Late Charge Grace Period Testing: Grace period of 7                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date  days is less than minimum per state (MD) of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of 01/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
625487979  XXX      XXX     XXX             XXX               XXX            $XXX                  NJ     7/XX/2007   6/XX/2007         Second Home  Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
625488967  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     2/XX/2008   1/XX/2008         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.
625488553  XXX      XXX     XXX             XXX               XXX            $XXX                  HI     10/XX/2003  8/XX/2003         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:    Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date  determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of 10/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2003, prior to three (3) business days from transaction date of 10/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
625489485  XXX      XXX     XXX             XXX               XXX            $XXX                  NJ     8/XX/2004   7/XX/2004         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2004, prior to three (3) business days from transaction date of 08/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
625488209  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     2/XX/2005   1/XX/2005         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - Initial GFE not disclosed to the borrower within   Federal Compliance - Final TIL Finance Charge Under Disclosed: Commitment letter                                                                                                                                                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      3 days.                                                                           indicates the Index used was 1.773%. The lowest Index available within the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Initial Loan Application Status Test: No evidence of     look-back period is 1.8867%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 1/XX/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Missing Document - Initial TIL not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625489383  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     6/XX/2006   5/XX/2006         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Initial Loan Application Status Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 5/XX/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
625488861  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     12/XX/2010  11/XX/2010        Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
625488509  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     6/XX/2007   5/XX/2007         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of    Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application  determine under disclosure due to missing itemization of amount financed.Under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      date of 05/XX/2007 which is 1 months prior to consummation. A lookback was        disclosure appears to be fee related
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      performed to determine this application date. The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488049  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     11/XX/2007  10/XX/2007        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of    Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                           (MIC) not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         application date located in file. Compliance tests were run using an application  determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488074  XXX      XXX     XXX             XXX               XXX            $XXX                  MS     1/XX/2010   12/XX/2009        Primary      Refinance Rate/Term                                                            3              D                     D                       D                    D                                                                                                                    [3] Appraisal Documentation - Missing Document: Appraisal not provided:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               3                 D                        D                          D                       D                      [3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used    Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For                                                                                                                                                                                                                                                          Yes                                    TR HUD Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                           Valuation Type: Stated / Valuation Report Date: 07/XX/2009                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any    Fee Testing: Close at Home Loan. Final HUD-1 not signed by borrower however,
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    applicable Federal, State or Local compliance testing.                            Acknowledgment of Receipt is in file signed by borrower. This unsigned HUD was
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided               used for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required application date located in file. Compliance tests were run using an application  parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      date of 12/XX/2009 which is 1 months prior to consummation. A lookback was        Receipt in file signed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      performed to determine this application date. The final date used for testing was 07/XX/2009.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      was not delivered to the borrower at least seven (7) business days prior to note date.
625488813  XXX      XXX     XXX             XXX               XXX            $XXX                  MD     3/XX/2007   3/XX/2007         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.
625489158  XXX      XXX     XXX             XXX               XXX            $XXX                  MI     12/XX/2004  11/XX/2004        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
625488387  XXX      XXX     XXX             XXX               XXX            $XXX                  OH     2/XX/2007   2/XX/2007         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Information Document not retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Provided): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
625488311  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     8/XX/2007   7/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in  File does not contain either Preliminary or Final Title                                                                                                                                                                                                                                                                                                                                                                                                                                                             2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        of 08/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
625489498  XXX      XXX     XXX             XXX               XXX            $XXX                  NC     3/XX/2007   2/XX/2007         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
625488909  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     9/XX/2007   8/XX/2007         Investment   Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.
625488823  XXX      XXX     XXX             XXX               XXX            $XXX                  VT     4/XX/2007   3/XX/2007         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.
625489250  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     3/XX/2007   3/XX/2007         Primary      Purchase                                                                       1              A                     A                       A                    A                                                                                                                    [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                           (MIC) not provided
625488339  XXX      XXX     XXX             XXX               XXX            $XXX                  NM     8/XX/2008   7/XX/2008         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
625488203  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     3/XX/2004   3/XX/2004         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
625488241  XXX      XXX     XXX             XXX               XXX            $XXX                  AL     6/XX/2009   5/XX/2009         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2009.
625489455  XXX      XXX     XXX             XXX               XXX            $XXX                  TX     11/XX/2007  7/XX/2007         Primary      Purchase                                                                       1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625488462  XXX      XXX     XXX             XXX               XXX            $XXX                  WI     11/XX/2007  10/XX/2007        Primary      Refinance Cash-out - Debt Consolidation                                        3              D                     D                       D                    D                                                                                                                    [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                3                 D                        D                          D                       D                      [3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing:                                                                                                                                                                                                                                                                                                                                           Yes                                    TR Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Missing Final HUD-1. No document containing fees provided. Any applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                           (MIC) not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625489590  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     3/XX/2006   2/XX/2006         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             application date located in file. Compliance tests were run using an application
                                                                                                                                                                                                                                                                                                                                                                                                                                           (MIC) not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625489470  XXX      XXX     XXX             XXX               XXX            $XXX                  NJ     2/XX/2005   1/XX/2005         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
625488689  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     12/XX/2003  5/XX/2003         Primary      Purchase                                                                       1              A                     A                       A                    A                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625489062  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     1/XX/2002   12/XX/2001        Primary      Refinance Cash-out - Debt Consolidation                                        3              D                     D                       D                    D                                                                                                                    [3] Appraisal Documentation - Missing Document: Appraisal not provided:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               3                 D                        D                          D                       D                      [3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing:                                                                                                                                                                                                                                                                                                                                           Yes                                    TR Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                           Valuation Type: Stated / Valuation Report Date: 01/XX/2002                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Missing Final HUD-1. No document containing fees provided. Any applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2001. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625488013  XXX      XXX     XXX             XXX               XXX            $XXX                  MD     4/XX/2010   3/XX/2010         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate                                                                                                                                                                                                                                                                                                                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      PITI payment based on fully indexed rate, if applicable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TIL-MDIA 2009 Three Day Waiting Period Irregular
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Transaction: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      inaccuracy was not received by the borrower at least three (3) business days prior to closing.
625489643  XXX      XXX     XXX             XXX               XXX            $XXX                  TN     8/XX/2006   7/XX/2006         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625489686  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     5/XX/2013   4/XX/2013         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure:                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
625488256  XXX      XXX     XXX             XXX               XXX            $XXX                  NJ     8/XX/2007   6/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
625489075  XXX      XXX     XXX             XXX               XXX            $XXX                  NM     6/XX/2006   5/XX/2006         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
625488411  XXX      XXX     XXX             XXX               XXX            $XXX                  PA     5/XX/2005   5/XX/2005         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
625489649  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     6/XX/2007   6/XX/2007         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.
625488313  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     6/XX/2006   5/XX/2006         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in  File does not contain either Preliminary or Final Title.                                                                                                                                                                                                                                                                                                                                                                                                                                                            2                 B                        B                          B                       B                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance   Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                           file.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      tests requiring an LTV were run off an assumed value of a contract sales price    Right to Rescind is not signed.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
625488998  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     9/XX/2005   8/XX/2005         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
625488247  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     7/XX/2007   6/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.
625488658  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     12/XX/2004  10/XX/2004        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
625489227  XXX      XXX     XXX             XXX               XXX            $XXX                  SC     12/XX/2007  11/XX/2007        Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:         Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: Final                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.                           TIL is initialed by Borrower but not dated. Unable to determine when Borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated       initialed document.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
625489126  XXX      XXX     XXX             XXX               XXX            $XXX                  PA     12/XX/2006  11/XX/2006        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                           (MIC) not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
625488760  XXX      XXX     XXX             XXX               XXX            $XXX                  IA     12/XX/2005  11/XX/2005        Investment   Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           (MIC) not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.
625488188  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     10/XX/2007  10/XX/2007        Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                           not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Right to Cancel occurs prior to expected date(s).
625488288  XXX      XXX     XXX             XXX               XXX            $XXX                  MD     4/XX/2008   3/XX/2008         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
625489297  XXX      XXX     XXX             XXX               XXX            $XXX                  KS     8/XX/2002   7/XX/2002         Primary      Refinance Rate/Term                                                            3              C                     C                       C                    C                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   3                 C                        C                          C                       C                      [3] Federal Compliance - (Missing Data) Missing Information to Determine LTV:                                                                                                                                                                                                                                                                                                                                             Tested                                 Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Unable to determine LTV or CLTV due to missing information. State compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                           not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625489587  XXX      XXX     XXX             XXX               XXX            $XXX                  MN     9/XX/2006   8/XX/2006         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate       Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not    doesnt disclose a recording service fee of $XXX as prepaid finance charge which
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.                                                         was disclosed on HUD 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Licensing Act (Prepayment Penalty Disclosure Not Provided at application):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Licensing Act (Prepayment Penalty Disclosure Not Provided at closing): Minnesota
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625489571  XXX      XXX     XXX             XXX               XXX            $XXX                  MD     2/XX/2007   1/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.
625489121  XXX      XXX     XXX             XXX               XXX            $XXX                  TX     11/XX/2007  10/XX/2007        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
625489447  XXX      XXX     XXX             XXX               XXX            $XXX                  ID     6/XX/2004   5/XX/2004         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock        Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate           determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lock-In/Float Disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004.
625489725  XXX      XXX     XXX             XXX               XXX            $XXX                  NJ     7/XX/2005   3/XX/2005         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
625489531  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     4/XX/2008   3/XX/2008         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
625488181  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     2/XX/2005   1/XX/2005         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:     Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower.                         determine reason for under disclosure due to missing itemization of amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate       financed..
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Act: Notice of Right to Cancel was not provided.
625488733  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     5/XX/2005   4/XX/2005         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.
625488568  XXX      XXX     XXX             XXX               XXX            $XXX                  MD     8/XX/2007   8/XX/2007         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
625488258  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     7/XX/2003   6/XX/2003         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             application date located in file. Compliance tests were run using an application
                                                                                                                                                                                                                                                                                                                                                                                                                                           (MIC) not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.
625489380  XXX      XXX     XXX             XXX               XXX            $XXX                  CT     2/XX/2008   1/XX/2008         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003               A rider to the security instrument reflects that there is a prepayment penalty,                                                                                                                                                                                                                                                                                                                                                                                                                                     2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Note Addendum - Prepayment not   however the note provided does not show the prepayment and there is no note                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                           provided                                                                          rider in the image file adding one.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
625488581  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     2/XX/2008   12/XX/2007        Primary      Purchase                                                                       1              A                     A                       A                    A                                                                                                                    [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                           (MIC) not provided
625488450  XXX      XXX     XXX             XXX               XXX            $XXX                  SC     6/XX/2003   2/XX/2003         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2003, prior to three (3) business days from transaction date of 06/XX/2003.
625489675  XXX      XXX     XXX             XXX               XXX            $XXX                  MD     1/XX/2007   12/XX/2006        Primary      Construction-Permanent                                                         2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
625488161  XXX      XXX     XXX             XXX               XXX            $XXX                  WI     3/XX/2002   2/XX/2002         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of    State Compliance - Note Error: Note late charge percentage exceeds maximum per                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             application date located in file. Compliance tests were run using an application  state: Late charge not allowed per state (WI) - max late charge for WI is 5% -
                                                                                                                                                                                                                                                                                                                                                                                                                                           not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             date of 02/XX/2002 which is 1 months prior to consummation. A lookback was        note states 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      performed to determine this application date. The final date used for testing was 09/XX/2001.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
625488185  XXX      XXX     XXX             XXX               XXX            $XXX                  AZ     9/XX/2006   8/XX/2006         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable     Federal Compliance - Final TIL Finance Charge Under Disclosed: The Lender's TIL                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      rate disclosure: ARM loan program disclosure not provided to the borrower at      reflects the expiration of MI after 120 months, however based on the loan amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      least three (3) days prior to consummation for a loan that did not start as an    and value the MI expires after month 136.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488743  XXX      XXX     XXX             XXX               XXX            $XXX                  OH     2/XX/1999   1/XX/1999         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003               Appraisal not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of    Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Valuation:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          application date located in file. Compliance tests were run using an application  determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      date of 01/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/1998.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
625489582  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     9/XX/2009   2/XX/2009         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Government Documentation - Missing Document: FHA Case Number Assignment not                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       2                 B                        B                          B                       B                      [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case #                                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                           provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Assignment Date missing. Creditor application date used as FHA case # assignment
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Government Documentation - Missing Document: FHA Mortgage Insurance                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    date for purposes of any applicable compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Certificate not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Government Documentation - Missing Document: HUD/VA 92900-A not provided
625488635  XXX      XXX     XXX             XXX               XXX            $XXX                  VA     9/XX/2000   9/XX/2000         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending                                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
625488637  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     4/XX/1999   3/XX/1999         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that   Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the interest rate was locked prior to closing                                     did not disclose the closing attorney fee of $XXX as prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625489212  XXX      XXX     XXX             XXX               XXX            $XXX                  NJ     8/XX/2006   8/XX/2006         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003               Appraisal not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Valuation:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - Initial TIL not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
625488800  XXX      XXX     XXX             XXX               XXX            $XXX                  AZ     11/XX/2005  11/XX/2005        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.
625488835  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     3/XX/2007   2/XX/2007         Primary      Refinance Cash-out - Other                                                     1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625488345  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     10/XX/2009  9/XX/2009         Investment   Refinance Rate/Term                                                            1              A                     A                       A                    A                                                                                                                    [3] Application / Processing - Missing Valuation:                                 Appraisal not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625488806  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     3/XX/2008   3/XX/2008         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.
625488283  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     4/XX/2007   3/XX/2007         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.
625488184  XXX      XXX     XXX             XXX               XXX            $XXX                  LA     6/XX/2006   5/XX/2006         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
625488539  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     6/XX/2007   5/XX/2007         Investment   Refinance UTD                                                                  3              D                     D                       D                    D                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   3                 D                        D                          D                       D                      [3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing:                                                                                                                                                                                                                                                                                                                                           No                                     TNR Testing Not Required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing Final HUD-1. No document containing fees provided. Any applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
625488448  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     2/XX/2006   1/XX/2006         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:    Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Evidence of disbursement date not found in file. Security Instrument Notary Date  determine reason for under disclosure due to missing itemization of prepaid
                                                                                                                                                                                                                                                                                                                                                                                                                                           not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             of 02/XX/2006 used as disbursement date for compliance testing.                   finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
625488159  XXX      XXX     XXX             XXX               XXX            $XXX                  WA     11/XX/2005  10/XX/2005        Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
625487959  XXX      XXX     XXX             XXX               XXX            $XXX                  CA     8/XX/2007   8/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625489369  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     7/XX/2010   6/XX/2010         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                    [3] Government Documentation - Missing Document: FHA Case Number Assignment not   Appraisal not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available     Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                           provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   through date not provided.: GFE Date: 06/XX/2010 Interest Rate Available Through  Not Provided Within 3 Business Days of Application: Lender's loan application
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Government Documentation - Missing Document: FHA Mortgage Insurance                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Date is blank for GFE dated 06/XX/2010.                                           not in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                           Certificate not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   [2] Miscellaneous Compliance - (Doc Error) GFE Error: Rate lock period not        Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        provided.: GFE Date: 06/XX/2010                                                   determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Valuation:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2010.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Statement Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
625489308  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     12/XX/2006  11/XX/2006        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
625489122  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     9/XX/2009   7/XX/2009         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
625487951  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     10/XX/2004  10/XX/2004        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Miscellaneous Compliance - Initial TIL not provided                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
625488601  XXX      XXX     XXX             XXX               XXX            $XXX                  NJ     8/XX/2007   7/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure:                                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure does not match terms of loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
625488410  XXX      XXX     XXX             XXX               XXX            $XXX                  MD     11/XX/2004  9/XX/2004         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In       Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated   determine cause of underdisclosure due to missing final itemization of fees.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625488245  XXX      XXX     XXX             XXX               XXX            $XXX                  IL     11/XX/2004  11/XX/2004        Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty   State Compliance - Illinois Prepayment Penalty: PPP Expired. Prepayment charge                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (llinois Interest Act): Prepayment penalty not permissible on a loan with an      not allowed per state (IL) - max prepayment charge for (IL) is 3% - note states
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      interest rate greater than 8%.                                                    5%. Lender is XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.
625488901  XXX      XXX     XXX             XXX               XXX            $XXX                  NC     8/XX/2000   8/XX/2000         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2000 which is 0 months prior to consummation. A lookback was performed to determine this application date.
625489215  XXX      XXX     XXX             XXX               XXX            $XXX                  VA     12/XX/2006  11/XX/2006        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM   Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure was provided within three (3) days of application due to missing       determine under disclosure, it appears lender used an index lower than available
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      information.                                                                      within look back. Lowest index within look back is 5.29310%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625489431  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     1/XX/2006   12/XX/2005        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM   Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure                                                                                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure was provided within three (3) days of application due to missing       is due to the lender utilizing an index value of 3.6183% per the approval,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      information.                                                                      however the lowest index value available in the lookback period is 3.7508%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
625489137  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     6/XX/2005   6/XX/2005         Primary      Purchase                                                                       1              A                     A                       A                    A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
625488415  XXX      XXX     XXX             XXX               XXX            $XXX                  SC     5/XX/2001   4/XX/2001         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
625488762  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     1/XX/2005   12/XX/2004        Primary      Refinance Cash-out - Other                                                     3              D                     D                       D                    D                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   3                 D                        D                          D                       D                      [3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing:                                                                                                                                                                                                                                                                                                                                           Yes                                    TR Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing Final HUD-1. No document containing fees provided. Any applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625488874  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     2/XX/2007   2/XX/2007         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
625489443  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     8/XX/2006   7/XX/2006         UTD          Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                    [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2                 B                        B                          B                       B                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance   State Compliance - New York Late Charge Percent Testing: $XXX late charge                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    tests requiring an LTV were run off an assumed value of a contract sales price    exceeds 2% maximum per state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        or original loan amount, whichever applies.                                       State Compliance - New York Prepayment Penalty: PPP is expired. Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided               penalty prohibited per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                           provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Loan with an interest rate greater than 6% contains a prepayment penalty greater than 12 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
625488551  XXX      XXX     XXX             XXX               XXX            $XXX                  MA     12/XX/2006  11/XX/2006        Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
625489069  XXX      XXX     XXX             XXX               XXX            $XXX                  NY     2/XX/2006   1/XX/2006         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
625488031  XXX      XXX     XXX             XXX               XXX            $XXX                  GA     7/XX/2002   6/XX/2002         Primary      Refinance Rate/Term                                                            2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2002.
625488838  XXX      XXX     XXX             XXX               XXX            $XXX                  OR     7/XX/2007   6/XX/2007         Primary      Purchase                                                                       2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.
625487996  XXX      XXX     XXX             XXX               XXX            $XXX                  FL     1/XX/2008   12/XX/2007        Primary      Refinance UTD                                                                  3              D                     D                       D                    D                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   3                 D                        D                          D                       D                      [3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing:                                                                                                                                                                                                                                                                                                                                           Yes                                    TR Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Missing Final HUD-1. No document containing fees provided. Any applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
625489606  XXX      XXX     XXX             XXX               XXX            $XXX                  ME     2/XX/2006   1/XX/2006         Primary      Refinance Cash-out - Debt Consolidation                                        2              B                     B                       B                    B                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          2                 B                        B                          B                       B                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
625489476  XXX      XXX     XXX             XXX               XXX            $XXX                  SC     4/XX/2004   3/XX/2004         Primary      Refinance Cash-out - Other                                                     2              B                     B                       B                    B                                                                                                                    [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   2                 B                        B                          B                       B                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate       Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not    did not disclose an attorney fee of $XXX as a prepaid finance charge. Also, it
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided to the borrower.                                                         appears a lower index was used at origination than the 4% available within the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:    look-back period.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Test: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004.
625488496  XXX      XXX     XXX             XXX               XXX            $XXX                  NE     9/XX/2002   9/XX/2002         Primary      Refinance Cash-out - Other                                                     1              A                     A                       A                    A                                                                                                                    [1] Closing / Title - Final Title Policy is missing. No evidence of title was                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         1                 A                        A                          A                       A                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                           found in file.